                                                            File Nos. 333-60174
                                                                       811-3365
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                  [ ]
  Pre-Effective Amendment No.                                            [ ]
  Post-Effective Amendment No. 2                                         [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          [ ]
  Amendment No. 154                                                      [X]

                 (Check appropriate box or boxes.)

     METLIFE INVESTORS USA SEPARATE ACCOUNT A
     -----------------------------------------------
     (Exact Name of Registrant)

     METLIFE INVESTORS USA INSURANCE COMPANY
     -------------------------------------------------
     (Name of Depositor)

     22 Corporate Plaza Drive, Newport Beach, California             92660
     ------------------------------------------------------        ----------
     (Address of Depositor's Principal Executive Offices)          (Zip Code)

Depositor's Telephone Number, including Area Code   (800) 989-3752

     Name and Address of Agent for Service
          James A. Shepherdson, III
          MetLife Investors USA Insurance Company
          22 Corporate Plaza Drive
          Newport Beach, California  92660
          (800) 989-3752

     Copies to:
          W. Thomas Conner               and Richard C. Pearson
          Sutherland, Asbill & Brennan   Executive Vice President,
          1275 Pennsylvania Avenue, NW   General Counsel and Secretary
          Washington, DC 20004           MetLife Investors USA Insurance Company
          (202)383-0590                  22 Corporate Plaza Drive
                                         Newport Beach, CA  92660

It is proposed that this filing will become effective:

  X   immediately upon filing pursuant to paragraph (b) of Rule 485
-----
      on May 1, 2002, pursuant to paragraph (b) of Rule 485
-----
      60 days after filing pursuant to paragraph (a)(1) of Rule 485
-----
      on (date) pursuant to paragraph (a)(1) of Rule 485
-----

If appropriate, check the following:

     _____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Registered:
     Individual Variable Annuity Contracts

                           EXPLANATORY NOTE

===============================================================================
Different versions of the Prospectus will be created from this Registration Statement. The primary difference between the versions of the Prospectuses created from this Registration Statement is the underlying funds available. The distribution system for each version of the Prospectus is different. The Prospectuses will be filed with the Commission pursuant to Rule 497 under the Securities Act of 1933. The Registrant undertakes to update this Explanatory Note, as needed, each time a Post-Effective Amendment is filed.
===============================================================================

          CROSS REFERENCE SHEET
          (required by Rule 495)

Item No.                                           Location
--------                                           -----------------------------
          PART A

Item 1.   Cover Page . . . . . . . . . . . . . .   Cover Page

Item 2.   Definitions  . . . . . . . . . . . . .   Index of Special Terms

Item 3.   Synopsis . . . . . . . . . . . . . . .   Highlights

Item 4.   Condensed Financial Information  . . .   Not Applicable

Item 5.   General Description of Registrant,
          Depositor, and Portfolio Companies . .   Other Information - MetLife
                                                   Investors; The Separate
                                                   Account; Investment Options;
                                                   Appendix A

Item 6.   Deductions and Expenses. . . . . . . .   Expenses

Item 7.   General Description of Variable
          Annuity Contracts. . . . . . . . . . .   The Annuity Contract

Item 8.   Annuity Period . . . . . . . . . . . .   Income Phase

Item 9.   Death Benefit. . . . . . . . . . . . .   Death Benefit

Item 10.  Purchases and Contract Value . . . . .   Purchase

Item 11.  Redemptions. . . . . . . . . . . . . .   Access to Your Money

Item 12.  Taxes. . . . . . . . . . . . . . . . .   Taxes

Item 13.  Legal Proceedings. . . . . . . . . . .   None

Item 14.  Table of Contents of the Statement of
          Additional Information . . . . . . . .   Table of Contents of the
                                                   Statement of Additional
                                                   Information

          CROSS REFERENCE SHEET
          (required by Rule 495)

Item No.                                           Location
--------                                           -----------------------
          PART B

Item 15.  Cover Page . . . . . . . . . . . . . .   Cover Page

Item 16.  Table of Contents. . . . . . . . . . .   Table of Contents

Item 17.  General Information and History. . . .   Company

Item 18.  Services . . . . . . . . . . . . . . .   Not Applicable

Item 19.  Purchase of Securities Being Offered .   Not Applicable

Item 20.  Underwriters . . . . . . . . . . . . .   Distribution

Item 21.  Calculation of Performance Data. . . .   Calculation of Performance
                                                   Information

Item 22.  Annuity Payments . . . . . . . . . . .   Annuity Provisions

Item 23.  Financial Statements . . . . . . . . .   Financial Statements

                                     PART C

Information required to be included in Part C is set forth under the appropriate Item so numbered in Part C to this Registration Statement.

                                     PART A

                          The Variable Annuity Contract
                                    issued by

                     METLIFE INVESTORS USA INSURANCE COMPANY
                                       and
                    METLIFE INVESTORS USA SEPARATE ACCOUNT A

This prospectus describes the flexible premium deferred variable annuity contract offered by MetLife Investors USA Insurance Company (MetLife Investors USA or we or us).

The annuity contract has 19 investment choices -- a fixed account which offers an interest rate which is guaranteed by us, and 18 investment portfolios listed below. You can put your money in the fixed account and/or any of these investment portfolios.

Met Investors Series Trust (Class B):

                      Met/AIM Mid Cap Core Equity Portfolio
                      Met/AIM Small Cap Growth Portfolio
                      Janus Aggressive Growth Portfolio
                      Lord Abbett Bond Debenture Portfolio
                      Lord Abbett Growth and Income Portfolio
                      MFS Research International Portfolio
                      MFS Mid Cap Growth Portfolio
                      Oppenheimer Capital Appreciation Portfolio
                      PIMCO Innovation Portfolio
                      PIMCO Total Return Portfolio
                      PIMCO Money Market Portfolio
                      Met/Putnam Research Portfolio
                      State Street Research Concentrated International Portfolio Third Avenue Small Cap Value Portfolio

Metropolitan Series Fund, Inc. (Class B):

                      MetLife Stock Index Portfolio

New England Zenith Fund:

                      Davis Venture Value Series (Class E)
                      Harris Oakmark Focused Value Series (Class B) Jennison Growth Series (Class B)

Please read this prospectus before investing and keep it on file for future reference. It contains important information about the MetLife Investors USA Variable Annuity Contract.

To learn more about the MetLife Investors USA Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated May 2, 2002. The SAI has been filed with the Securities and Exchange Commission
(SEC)and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page __ of this prospectus. For a free copy of the SAI, call us at (800) 343-8496 or write to us at: P.O. Box 10366, Des Moines, Iowa 50306-0366.

The Contracts:

o        are not bank deposits
o        are not federally insured
o        are not endorsed by any bank or government agency
o        are not guaranteed and may be subject to loss of principal

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

May 2, 2002

TABLE OF CONTENTS                                                       Page

INDEX OF SPECIAL TERMS
HIGHLIGHTS
FEE TABLE
EXAMPLES
1. THE ANNUITY CONTRACT
         Market Timing
2. PURCHASE
         Purchase Payments
         Allocation of Purchase Payments
         Free Look
         Accumulation Units
         Account Value
         Contract Exchanges
3. INVESTMENT OPTIONS
         Transfers
         Dollar Cost Averaging Programs
         Automatic Rebalancing Program
         Asset Allocation Programs
         Voting Rights
         Substitution of Investment Options
4. EXPENSES
         Product Charges
         Account Fee
         Guaranteed Minimum Income Benefit - Living Benefit Rider Charge Premium and Other Taxes
         Transfer Fee
         Income Taxes
         Investment Portfolio Expenses
5. ANNUITY PAYMENTS (THE INCOME PHASE)
         Annuity Date
         Annuity Payments
         Annuity Options
         Guaranteed Minimum Income Benefit - Living Benefit
6. FEDERAL INCOME TAX STATUS
         Introduction
         Retirement Plans Offering Federal Tax Benefits
         Taxation of the Company
         Tax Status of the Contract
         Taxation of Annuities
         Qualified Contracts
         TSA Plans
         IRAs, SEPs, SARSEPs and SIMPLE IRAs
         Roth IRAs
         Qualified Plans
         Mandatory Withholding on Certain Distributions
         Qualified Plans, TSA Plans, IRAs, SEPs, SARSEPs, SIMPLE IRAs,
           and Roth IRAs
         Withholding
         Possible Changes in Taxation
         Other Tax Consequences
         General
7. ACCESS TO YOUR MONEY
         Systematic Withdrawal Program
         Suspension of Payments or Transfers
8. PERFORMANCE
9. DEATH BENEFIT
         Upon Your Death
         Standard Death Benefit - Principal Protection
         Optional Death Benefit - Annual Step-Up
         Optional Death Benefit - Compounded-Plus
         Additional Death Benefit - Earnings Preservation Benefit
         General Death Benefit Provisions
         Death of Annuitant
         Controlled Payout
10. OTHER INFORMATION
         MetLife Investors USA
         The Separate Account
         Distributor
         Requests and Elections
         Ownership
         Financial Statements
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

APPENDIX A
Condensed Financial Information

APPENDIX B
Participating Investment Portfolios

APPENDIX C
EDCA Examples with Multiple Purchase Payments

                             INDEX OF SPECIAL TERMS

Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.

                                                                          Page

Account Value
Accumulation Phase
Accumulation Unit
Annuitant
Annuity Date
Annuity Options
Annuity Payments
Annuity Unit
Beneficiary
Business Day
Fixed Account
Income Base
Income Phase
Investment Portfolios
Joint Owner
Owner
Purchase Payment
Separate Account

HIGHLIGHTS

The variable annuity contract that we are offering is a contract between you, the owner, and us, the insurance company. The contract provides a means for investing on a tax-deferred basis in our fixed account and the investment portfolios. The contract is intended for retirement savings or other long-term investment purposes. When you purchase the contract, you can choose an optional death benefit and fixed and variable income options. You can also select the guaranteed minimum income benefit ("Living Benefit").

The contract, like all deferred annuity contracts, has two phases: the accumulation phase and the income phase. During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The income phase occurs when you or a designated payee begin receiving regular annuity payments from your contract. You and the annuitant (the person on whose life we base annuity payments) do not have to be the same.

You can have annuity payments made on a variable basis, a fixed basis, or a combination of both. If you choose variable payments, the amount of the variable annuity payments will depend upon the investment performance of the investment portfolios you select for the income phase. If you choose fixed payments, the amount of each payment is the same for the income phase.

The contracts are offered for individuals and some tax qualified and non-tax qualified retirement plans. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan.

FREE LOOK. You may cancel the contract within 10 days after receiving it (or whatever period is required in your state). You will receive whatever your contract is worth on the day that we receive your request. The amount you receive may be more or less than your payment depending upon the performance of the investment portfolios. You bear the risk of any decline in account value. We do not refund any charges or deductions assessed during the free look period. We will return your payment if required by law.

TAX PENALTY. The earnings in your contract are not taxed until you take money out of your contract. If you take money out of a non-qualified contract during the accumulation phase, for tax purposes any earnings are deemed to come out first. If you are younger than 59-1/2 when you take money out, you may be charged a 10% federal tax penalty on those earnings. Payments during the income phase are considered partly a return of your original investment until your investment is returned.

INQUIRIES.  If you need more information, please contact us at:

                     MetLife Investors Distribution Company
                                 P.O. Box 10366
                           Des Moines, Iowa 50306-0366
                                 (800) 343-8496

ELECTRONIC DELIVERY. As an owner you may receive electronic delivery of current prospectuses related to this contract, prospectuses and annual and semi-annual reports for the investment portfolios and other contract related documents. Contact us at www.metlifeinvestors.com for more information and to enroll.

FEE TABLE
The purpose of the Fee Table below is to show you the various expenses you will incur directly or indirectly with the contract. The Fee Table reflects expenses of the Separate Account as well as of the investment portfolios. The annual expenses of the portfolios and the examples are based on data provided by the respective underlying fund companies. We have not independently verified such data.

Owner Transaction Expenses

Withdrawal Charge:
         None

Transfer Fee:
         No charge for first 12 transfers in a contract year; thereafter, the fee is $25 per transfer. (MetLife Investors USA is currently waiving the transfer fee but reserves the right to charge it in the future.)

Account Fee: (see Note 1 on page __)
         $30 on the last day of each contract year if account value is less than $50,000.

Living Benefit Rider Charge (If you select the Living Benefit rider)
         (See "Annuity Payments (The Income Phase) - Guaranteed Minimum Income Benefit" for a definition of Income Base)

         .35% of Income Base

Separate Account Annual Expenses (referred to as Separate Account Product Charges) (as a percentage of average account value in separate account)

Mortality and Expense Charge                                  1.50%
Administration Charge                                          .25%
                                                              ------
Total Separate Account Annual Expenses                        1.75%

Death Benefit Rider Charges (If you select other death benefit riders) (as a percentage of average account value in Separate Account)

Annual Step-Up Death Benefit                                   .10%
Compounded-Plus Death Benefit                                  .25%
Additional Death Benefit-Earnings Preservation Benefit         .25%

Investment Portfolio Expenses: (as a percentage of the average daily net assets of an investment portfolio)

                                                          Management                      Other          Total Annual
                                                            Fees                         Expenses      Portfolio Expenses
                                                           (after                         (after        (after expense
                                                            fee                           expense     reimbursement and/or
                                                           waivers                       reimburse-       fee waivers
                                                            for          12b-1 Fees/     ment for            for
                                                           certain         Service       certain          certain
                                                          Portfolios)       Fees        Portfolios)      Portfolios)
-------------------------------------------------------- ------------- -------------- ---------------  ---------------
MET INVESTORS SERIES TRUST (Class B) (1)
             Met/AIM Mid Cap Core Equity Portfolio               .00%           .25%            .90%            1.15%
             Met/AIM Small Cap Growth Portfolio                  .00%           .25%           1.05%            1.30%
             Janus Aggressive Growth Portfolio                   .00%           .25%            .85%            1.10%
             Lord Abbett Bond Debenture Portfolio                .57%           .25%            .13%             .95%
             Lord Abbett Growth and Income Portfolio             .59%           .25%            .05%             .89%
             MFS Research International Portfolio                .00%           .25%           1.00%            1.25%
             MFS Mid Cap Growth Portfolio                        .00%           .25%            .80%            1.05%
             Oppenheimer Capital Appreciation Portfolio          .00%           .25%            .75%            1.00%
             PIMCO Innovation Portfolio                          .00%           .25%           1.10%            1.35%
             PIMCO Total Return Portfolio                        .00%           .25%            .65%             .90%
             PIMCO Money Market Portfolio                        .00%           .25%            .50%             .75%
             Met/Putnam Research Portfolio                       .00%           .25%            .85%            1.10%
             State Street Research Concentrated
                International Portfolio                          .00%           .25%           1.10%            1.35%
             Third Avenue Small Cap Value Portfolio              .00%           .25%            .95%            1.20%

METROPOLITAN SERIES FUND, INC. (Class B)
             MetLife Stock Index Portfolio                       .25%           .25%            .06%             .56%

NEW ENGLAND ZENITH FUND
             Davis Venture Value Series (Class E)                .75%           .15%            .08%             .98%
             Harris Oakmark Focused Value Series (Class B)       .75%           .25%            .12%            1.12%
             Jennison Growth Series (Class B)                    .67%           .25%            .09%            1.01%

(1) Met Investors Advisory Corp. (now Met Investors Advisory, LLC) ("investment manager") and Met Investors Series Trust have entered into an Expense Limitation Agreement whereby, for a period of at least through April 30, 2003, the total of management fees and other expenses (excluding any 12b-1 fees) of certain Portfolios will not exceed, in any year in which the Agreement is in effect, the following percentages: .90% for the Met/AIM Mid Cap Core Equity Portfolio; 1.05% for the Met/AIM Small Cap Growth Portfolio; .85% for the Janus Aggressive Growth Portfolio; .70% for the Lord Abbett Bond Debenture Portfolio; .65% for the Lord Abbett Growth and Income Portfolio; 1.00% for the MFS Research International Portfolio; .80% for the MFS Mid Cap Growth Portfolio; .75% for the Oppenheimer Capital Appreciation Portfolio; 1.10% for the PIMCO Innovation Portfolio; .65% for the PIMCO Total Return Portfolio; .50% for the PIMCO Money Market Portfolio; ..85% for the Met/Putnam Research Portfolio; 1.10% for the State Street Research Concentrated International Portfolio; and .95% for the Third Avenue Small Cap Value Portfolio.

Under certain circumstances, any fees waived or expenses reimbursed by the investment manager may, with the approval of the Trust's Board of Trustees, be repaid to the investment manager. Absent these expense reimbursement arrangements (and including 12b-1 fees), the total annualized percentage portfolio expenses for the year ending December 31, 2001, were: 7.18% for the Met/AIM Mid Cap Core Equity Portfolio; 5.22% for the Met/AIM Small Cap Growth Portfolio; 4.03% for the Janus Aggressive Growth Portfolio; .98% for the Lord Abbett Bond Debenture Portfolio; 5.33% for the MFS Research International Portfolio; 2.60% for the MFS Mid Cap Growth Portfolio; 3.21% for the Oppenheimer Capital Appreciation Portfolio; 4.21% for the PIMCO Innovation Portfolio; 1.40% for the PIMCO Total Return Portfolio; 2.42% for the PIMCO Money Market Portfolio; 1.94% for the Met/Putnam Research Portfolio; 5.69% for the State Street Research Concentrated International Portfolio; and 1.95% for the Third Avenue Small Cap Value Portfolio. Third Avenue Small Cap Value Portfolio has not commenced operations and portfolio expenses are estimated for the year ended December 31, 2002.

Explanation of Fee Table:

1. During the accumulation phase, we will not charge the account fee if the value of your contract is $50,000 or more on the last day of the contract year, although, if you make a complete withdrawal, we will charge the account fee.

2. Premium or other taxes are not reflected. Any taxes paid by us to any government entity relating to the contract will be deducted on or after the date it is incurred.

EXAMPLES

o The examples should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

o For purposes of the examples, the assumed average contract size is $30,000.

o The examples assume that applicable fee waivers and/or reimbursements for the portfolios will continue for the periods shown.

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets regardless of whether you surrender the contract at the end of each time period: (a) assuming that you do not select other death benefit riders or the Living Benefit rider, which is the least expensive way to purchase the contract. (In this example, the Separate Account Produce Charges equal 1.85% on an annual basis.); (b) assuming that you select the Compounded-Plus death benefit, the Additional Death Benefit - Earnings Preservation Benefit, plus the Living Benefit rider, which is the most expensive way to purchase the contract. (In this example, the Separate Account Product Charges equal 2.25% on an annual basis.)

EXAMPLES (CONTINUED)

                                                                                                   Time Periods

                                                                               TIME            TIME            TIME           TIME
                                                                              1 YEAR          3 YEAR          5 YEAR        10 YEAR
MET INVESTORS SERIES TRUST (CLASS B)

   MET/AIM MID CAP CORE EQUITY PORTFOLIO                            (a)       30.29(a)        92.54(a)       157.11(a)       329.29
                                                                    (b)       38.71(b)       117.31(b)       197.51(b)       405.24

   MET/AIM SMALL CAP GROWTH PORTFOLIO                               (a)       31.78(a)        96.96(a)       164.37(a)       343.21
                                                                    (b)       40.19(b)       121.62(b)       204.45(b)       417.92

   JANUS AGGRESSIVE GROWTH PORTFOLIO                                (a)       29.79(a)        91.07(a)       154.68(a)       324.60
                                                                    (b)       38.22(b)       115.87(b)       195.18(b)       400.97

   LORD ABBETT BOND DEBENTURE PORTFOLIO                             (a)       28.30(a)        86.62(a)       147.35(a)       310.37
                                                                    (b)       36.74(b)       111.54(b)       188.17(b)       388.00

   LORD ABBETT GROWTH AND INCOME PORTFOLIO                          (a)       27.70(a)        84.84(a)       144.40(a)       304.61
                                                                    (b)       36.14(b)       109.80(b)       185.34(b)       382.76

   MFS RESEARCH INTERNATIONAL PORTFOLIO                             (a)       31.28(a)        95.49(a)       161.96(a)       338.60
                                                                    (b)       39.70(b)       120.18(b)       202.15(b)       413.72

   MFS MID CAP GROWTH PORTFOLIO                                     (a)       29.29(a)        89.59(a)       152.24(a)       319.88
                                                                    (b)       37.72(b)       114.43(b)       192.85(b)       396.67

   OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO                       (a)       28.79(a)        88.11(a)       149.80(a)       315.14
                                                                    (b)       37.23(b)       112.99(b)       190.51(b)       392.35

   PIMCO INNOVATION PORTFOLIO                                       (a)       32.28(a)        98.43(a)       166.78(a)       347.81
                                                                    (b)       40.68(b)       123.05(b)       206.76(b)       422.10

   PIMCO TOTAL RETURN PORTFOLIO                                     (a)       27.80(a)        85.14(a)       144.89(a)       305.57
                                                                    (b)       36.24(b)       110.09(b)       185.81(b)       383.63

   PIMCO MONEY MARKET PORTFOLIO                                     (a)       26.30(a)        80.66(a)       137.48(a)       291.02
                                                                    (b)       34.76(b)       105.74(b)       178.72(b)       370.38

   MET/PUTNAM RESEARCH PORTFOLIO                                    (a)       29.79(a)        91.07(a)       154.68(a)       324.60
                                                                    (b)       38.22(b)       115.87(b)       195.18(b)       400.97

   STATE STREET RESEARCH CONCENTRATED INTERNATIONAL PORTFOLIO       (a)       32.28(a)        98.43(a)       166.78(a)       347.81
                                                                    (b)       40.68(b)       123.05(b)       206.76(b)       422.10

   THIRD AVENUE SMALL CAP VALUE PORTFOLIO                           (a)       30.79(a)        94.02(a)       159.54(a)       333.96
                                                                    (b)       39.21(b)       118.75(b)       199.83(b)       409.49

METROPOLITAN SERIES FUND, INC. (CLASS B)

   METLIFE STOCK INDEX PORTFOLIO                                    (a)       24.40(a)        74.97(a)       128.00(a)       272.25
                                                                    (b)       32.87(b)       100.19(b)       169.66(b)       353.28

NEW ENGLAND ZENITH FUND

   DAVIS VENTURE VALUE SERIES (CLASS E)                             (a)       28.59(a)        87.51(a)       148.82(a)       313.23
                                                                    (b)       37.03(b)       112.41(b)       189.57(b)       390.61

   HARRIS OAKMARK FOCUSED VALUE SERIES (CLASS B)                    (a)       29.99(a)        91.66(a)       155.66(a)       326.48
                                                                    (b)       38.42(b)       116.45(b)       196.11(b)       402.68

   JENNISON GROWTH SERIES (CLASS B)                                 (a)       28.89(a)        88.40(a)       150.29(a)       316.09
                                                                    (b)       37.33(b)       113.28(b)       190.98(b)       393.21

1.  THE ANNUITY CONTRACT

This prospectus describes the Variable Annuity Contract offered by us.

The variable annuity contract is a contract between you as the owner, and us, the insurance company, where we promise to pay an income to you, in the form of annuity payments, beginning on a designated date that you select. Until you decide to begin receiving annuity payments, your annuity is in the ACCUMULATION PHASE. Once you begin receiving annuity payments, your contract switches to the INCOME PHASE.

The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract.

The contract is called a variable annuity because you can choose among the investment portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the investment performance of the investment portfolio(s) you select. The amount of the annuity payments you receive during the income phase from the variable annuity portion of the contract also depends, in part, upon the investment performance of the investment portfolios you select for the income phase.

In most states, the contract also contains a FIXED ACCOUNT (contact your registered representative regarding your state). The fixed account is not offered by this prospectus. The fixed account offers an interest rate that is guaranteed by us, and the minimum guaranteed interest rate will vary based on the state as to which the contract is issued. If you select the fixed account, your money will be placed with our other general account assets. If you select the fixed account, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the total interest credited to your contract. The amount of the annuity payments you receive during the income phase from the fixed account portion of the contract will remain level for the entire income phase, provided that the payment may increase in the event you make a transfer from the Separate Account to the fixed account. Please see the terms of your actual contract for more detailed information.

As owner of the contract, you exercise all interest and rights under the contract. You can change the owner at any time by notifying us in writing. The contract may be owned generally by joint owners (limited to two natural persons). We have described more information on this under "Other Information."

MARKET TIMING

The contracts and the underlying investment portfolios are not designed for professional "market timing" organizations or other organizations or individuals engaging in a market timing strategy, making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolios. These kinds of strategies and transfer activities are disruptive to the underlying investment portfolios in which the Separate Account invests. If we determine that the exercise of the transfer right by you among the investment portfolios is or would be disruptive to the underlying portfolios or may disadvantage other owners, we may, in accordance with the terms of the contracts, impose restrictions on the allocation of purchase payments or transfers of account value. (See "Purchase - Allocation of Purchase Payments" and "Investment Options - Transfers.")

2.  PURCHASE

PURCHASE PAYMENTS

A PURCHASE PAYMENT is the money you give us to invest in the contract. The initial purchase payment is due on the date the contract is issued. We reserve the right to reject any purchase payment. Subject to the minimum and maximum payment requirements (see below), you may make additional purchase payments.

o        The minimum initial purchase payment we will accept is $25,000.

o If you want to make an initial purchase payment of $1 million or more, or an additional purchase payment that would cause your total purchase payments to exceed $1 million, you will need our prior approval.

o You can make additional purchase payments of $500 or more to either type of contract (qualified and non-qualified) unless you have elected an electronic funds transfer program approved by us, in which case the minimum additional purchase payment is $100 per month.

We may terminate your contract by paying you the account value, in one sum, if prior to the annuity date, you do not make purchase payments for two consecutive contract years, the total amount of purchase payments made, less any partial withdrawals, is less than $2,000, and the account value on or after the end of such two year period is less than $2,000.

ALLOCATION OF PURCHASE PAYMENTS

When you purchase a contract, we will allocate your purchase payment to the fixed account and/or any of the investment portfolios you have selected. Each allocation must be at least $500 and must be in whole numbers.

We have reserved the right to restrict payments to the fixed account if any of the following conditions exist:

o the credited interest rate on the fixed account is equal to the guaranteed minimum rate; or

o your account value in the fixed account equals or exceeds our published maximum for fixed account allocation (currently, there is no limit); or

o a transfer was made out of the fixed account within the previous 180 days.

If you make additional purchase payments, we will allocate them in the same way as your first purchase payment unless you tell us otherwise. You may change your allocation instructions at any time by notifying us in writing or by calling us. If there are joint owners, unless we are instructed to the contrary, we will accept allocation instructions from either joint owner.

Once we receive your purchase payment and the necessary information, we will issue your contract and allocate your first purchase payment within 2 business days. A BUSINESS DAY is each day that the New York Stock Exchange is open for business. A business day closes at the close of normal trading on the New York Stock Exchange, usually 4:00 p.m. Eastern time. If you do not give us all of the information we need, we will contact you to get it before we make any allocation. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information. If you add more money to your contract by making additional purchase payments, we will credit these amounts to your contract within one business day.

FREE LOOK

If you change your mind about owning this contract, you can cancel it within 10 days after receiving it (or, the period required in your state). You will receive back whatever your contract is worth on the day we receive your request. This may be more or less than your payment depending upon the performance of the portfolios you allocated your purchase payment to during the free look period. This means that you bear the risk of any decline in the value of your contract during the free look period. We do not refund any charges or deductions assessed during the free look period. In certain states, we are required to give you back your purchase payment if you decide to cancel your contract during the free look period.

ACCUMULATION UNITS

The portion of your account value allocated to the Separate Account will go up or down depending upon the investment performance of the investment portfolio(s) you choose. In order to keep track of this portion of your account value, we use a unit of measure we call an ACCUMULATION UNIT. (An accumulation unit works like a share of a mutual fund.) During the income phase of the contract we call the unit an ANNUITY UNIT.

Every business day we determine the value of an accumulation unit for each of the investment portfolios by multiplying the accumulation unit value for the immediately preceding business day by a factor for the current business day. The factor is determined by:

1) dividing the net asset value per share of the investment portfolio at the end of the current business day, plus any dividend or capital gains per share declared on behalf of the investment portfolio as of that day, by the net asset value per share of the investment portfolio for the previous business day, and

2) multiplying it by one minus the Separate Account product charges (including any death benefit rider charge) for each day since the last business day and any charges for taxes.

The value of an accumulation unit may go up or down from day to day.

When you make a purchase payment, we credit your contract with accumulation units. The number of accumulation units credited is determined by dividing the amount of the purchase payment allocated to an investment portfolio by the value of the accumulation unit for that investment portfolio.

We calculate the value of an accumulation unit for each investment portfolio after the New York Stock Exchange closes each day and then credit your contract.

EXAMPLE:

On Monday we receive an additional purchase payment of $5,000 from you. You have told us you want this to go to the Lord and Abbett Growth and Income Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an accumulation unit for the Lord and Abbett Growth and Income Portfolio is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 accumulation units for the Lord and Abbett Growth and Income Portfolio.

ACCOUNT VALUE

ACCOUNT VALUE is equal to the sum of your interests in the investment portfolios and the fixed account. Your interest in each investment portfolio is determined by multiplying the number of accumulation units for that portfolio by the value of the accumulation unit.

CONTRACT EXCHANGES

Generally you can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. Remember that if you exchange another annuity for the one described in this prospectus, you might have to pay a surrender charge on your old annuity, and there will be a new surrender charge period for this contract and other charges may be higher (or lower) and the benefits may be different. You should not exchange another annuity for this one unless you determine, after knowing all the facts, that the exchange is in your best interest.

3.  INVESTMENT OPTIONS

The contract offers 18 INVESTMENT PORTFOLIOS which are listed below. Additional investment portfolios may be available in the future.

YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY. COPIES OF THESE PROSPECTUSES WILL ACCOMPANY OR PRECEDE THE DELIVERY OF YOUR CONTRACT. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT: METLIFE INVESTORS USA INSURANCE COMPANY, ANNUITY SERVICE OFFICE, P.O. BOX 10366, DES MOINES, IOWA 50306-0366, (800) 343-8496. CERTAIN INVESTMENT PORTFOLIOS DESCRIBED IN THE PORTFOLIO PROSPECTUSES MAY NOT BE AVAILABLE WITH YOUR CONTRACT. (SEE APPENDIX B WHICH CONTAINS A SUMMARY OF INVESTMENT OBJECTIVES AND STRATEGIES FOR EACH INVESTMENT PORTFOLIO.)

The investment objectives and policies of certain of the investment portfolios are similar to the investment objectives and policies of other mutual funds that certain of the same investment advisers manage. Although the objectives and policies may be similar, the investment results of the investment portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds have the same investment advisers.

An investment portfolio's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings
(IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on an investment portfolio with a small asset base. An investment portfolio may not experience similar performance as its assets grow.

Shares of the investment portfolios may be offered in connection with certain variable annuity contracts and variable life insurance policies of various life insurance companies which may or may not be affiliated with us. Certain investment portfolios may also be sold directly to qualified plans. The funds believe that offering their shares in this manner will not be disadvantageous to you.

An investment adviser of an investment portfolio or affiliates of the adviser may compensate MetLife Investors USA and/or certain of its affiliates for administrative, distribution, or other services relating to the investment portfolios. We (or our affiliates) may also be compensated with 12b-1 fees from investment portfolios. This compensation is based on assets of the investment portfolio attributable to the contracts and certain other variable insurance products that we and our affiliates issue. Some investment portfolios or their advisers (or other affiliates) may pay us more than others and the amounts paid may be significant.

MET INVESTORS SERIES TRUST (Class B)
------------------------------------

Met Investors Series Trust is a mutual fund with multiple portfolios. Met Investors Advisory, LLC (Met Investors Advisory), an affiliate of MetLife Investors, is the investment manager of Met Investors Series Trust. Met Investors Advisory has engaged subadvisers to provide investment advice for the individual investment portfolios. The following Class B portfolios are available under the contract:

    o    Met/AIM Mid Cap Core Equity Portfolio
    o    Met/AIM Small Cap Growth Portfolio
    o    Janus Aggressive Growth Portfolio
    o    Lord Abbett Bond Debenture Portfolio
    o    Lord Abbett Growth and Income Portfolio
    o    MFS Research International Portfolio
    o    MFS Mid Cap Growth Portfolio
    o    Oppenheimer Capital Appreciation Portfolio
    o    PIMCO Innovation Portfolio
    o    PIMCO Total Return Portfolio
    o    PIMCO Money Market Portfolio
    o    Met/Putnam Research Portfolio
    o    State Street Research Concentrated International Portfolio
    o    Third Avenue Small Cap Value Portfolio

METROPOLITAN SERIES FUND, INC. (Class B)
----------------------------------------

Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC, an affiliate of MetLife Investors USA, is the investment adviser to the portfolios. Metropolitan Life Insurance Company is the sub-investment manager for the MetLife Stock Index Portfolio. The following Class B portfolio is available under the contract:

    o    MetLife Stock Index Portfolio

NEW ENGLAND ZENITH FUND
-----------------------

New England Zenith Fund is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers), an affiliate of MetLife Investors USA, is the investment adviser. MetLife Advisers has hired subadvisers to make the day-to-day investment decisions. The following portfolios are available under the contract:

    o    Davis Venture Value Series (Class E)
    o    Harris Oakmark Focused Value Series (Class B)
    o    Jennison Growth Series (Class B)

TRANSFERS

You can transfer a portion of your account value among the fixed account and the investment portfolios. The contract provides that you can make a maximum of 12 transfers every year and that each transfer is made without charge. We measure a year from the anniversary of the day we issued your contract. We currently allow unlimited transfers during the accumulation phase but reserve the right to limit this in the future. We may also limit transfers in circumstances of market timing or other transfers we determine are or would be to the disadvantage of other contract owners. (See The Annuity Contract - Market Timing.) We are not currently charging a transfer fee but we reserve the right to charge such a fee in the future. If such a charge were to be imposed, it would be $25 for each transfer over 12 in a year. The transfer fee will be deducted from the investment portfolio or fixed account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.

You can make a transfer to or from the fixed account and to or from any investment portfolio, subject to the limitations below. All transfers made on the same business day will be treated as one transfer. The following apply to any transfer:

o Your request for transfer must clearly state which investment portfolio(s) or the fixed account are involved in the transfer.

o Your request for transfer must clearly state how much the transfer is for.

o The minimum amount you can transfer is $500 from an investment portfolio, or your entire interest in the investment portfolio, if less (this does not apply to pre- scheduled transfer programs).

o The minimum amount that may be transferred from the fixed account is $500, or your entire interest in the fixed account. Transfers out of the fixed account during the accumulation phase are limited to the greater of: (a) 25% of the fixed account value at the beginning of the contract year, or (b) the amount transferred out of the fixed account in the prior contract year.

o During the accumulation phase, your right to make transfers is subject to limitations or modification by us if we determine, in our sole opinion, that the exercise of the right by one or more owners with interests in the investment portfolio is, or would be to the disadvantage of other owners. Restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right that is considered by us to be to the disadvantage of other owners. We will notify you in advance of any restrictions on transfers by written notice. A limitation or modification could be applied to transfers to, or from, one or more of the investment portfolios and could include, but is not limited to:

         > The requirement of a minimum time period between each transfer;

         > Not accepting a transfer request from an agent acting under a power of attorney on behalf of more than one owner;

         > Limiting the dollar amount that may be transferred between the investment portfolios by an owner at any one time;

         > Requiring that a written transfer request be provided to us, signed by an owner.

o During the accumulation phase, to the extent permitted by applicable law, during times of drastic economic or market conditions, we may suspend the transfer privilege temporarily without notice and treat transfer requests based on their separate components (a redemption order with simultaneous request for purchase of another investment portfolio). In such a case, the redemption order would be processed at the source investment portfolio's next determined accumulation unit value. However, the purchase of the new investment portfolio would be effective at the next determined accumulation unit value for the new investment portfolio only after we receive the proceeds from the source investment portfolio, or we otherwise receive cash on behalf of the source investment portfolio.

o For transfers during the accumulation phase, we have reserved the right to restrict transfers to the fixed account if either of the following conditions exist:

         > The credited interest rate is equal to the guaranteed minimum rate; or

         > Your account value in the fixed account equals or exceeds our published maximum for fixed account contract values (currently, there is no limit); or

         > A transfer was made out of the fixed account within the previous 180 days.

o During the income phase, you cannot make transfers from the fixed account to the investment portfolios. You can, however, make transfers during the income phase from the investment portfolios to the fixed account and among the investment portfolios.

TRANSFERS BY TELEPHONE OR OTHER MEANS. You may elect to make transfers by telephone or other means acceptable to us. To elect this option, you must first provide us with a notice in a form that we may require. If you own the contract with a joint owner, unless we are instructed otherwise, we will accept instructions from either you or the other owner. (See "Other Information - Requests and Elections.") All transfers made on the same day will be treated as one transfer. A transfer will be made as of the end of a day when we receive a notice containing all the required information necessary to process the request.

PRE-SCHEDULED TRANSFER PROGRAM. There are certain programs that involve transfers that are pre-scheduled. When a transfer is made as a result of such a program, we do not count the transfer in determining the applicability of any transfer fee and certain minimums do not apply. The current pre-scheduled transfers are made in conjunction with the following: Dollar Cost Averaging, Automatic Rebalancing and Asset Allocation Programs.

DOLLAR COST AVERAGING PROGRAMS

We offer a dollar cost averaging program which is described below. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. The dollar cost averaging program is available only during the accumulation phase.

We reserve the right to modify, terminate or suspend the dollar cost averaging program. There is no additional charge for participating in any of the dollar cost averaging programs. If you participate in the dollar cost averaging program, the transfers made under the program are not taken into account in determining any transfer fee. We may, from time to time, offer other dollar cost averaging programs which have terms different from those described in this prospectus.

The program is for new purchase payments only and allows you to systematically transfer a set amount each month from the fixed account or from any investment portfolio to any of the other investment portfolio(s). These transfers are made on a date you select or, if you do not select a date, on the date that purchase payments are allocated to the dollar cost averaging program. You can terminate the program at any time, at which point transfers under the program will stop.

AUTOMATIC REBALANCING PROGRAM

Once your money has been allocated to the investment portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance quarterly, semi-annually or annually. We will measure these periods from the anniversary of the date we issued your contract. If the Dollar Cost Averaging program is in effect, rebalancing allocations will be based on your current DCA allocations. If you are not participating in a Dollar Cost Averaging program, we will make allocations based upon your current purchase payment allocations, unless you tell us otherwise.

The Automatic Rebalancing Program is available only during the accumulation phase. There is no additional charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee.

EXAMPLE:

         Assume that you want your initial purchase payment split between 2 investment portfolios. You want 40% to be in the Lord Abbett Bond Debenture Portfolio and 60% to be in the Janus Aggressive Growth Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Lord Abbett Bond Debenture Portfolio now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we will sell some of your units in the Lord and Abbett Bond Debenture Portfolio to bring its value back to 40% and use the money to buy more units in the Janus Aggressive Growth Portfolio to increase those holdings to 60%.

ASSET ALLOCATION PROGRAMS

We currently make available an asset allocation program called the Asset Allocation Solution. Asset allocation is the process of investing in different asset classes - such as equity funds, fixed income funds and money market funds
- depending on your personal investing goals, tolerance for risk and investment time horizon. By spreading your money among a variety of asset classes, you may be able to reduce the risk of volatility of investing, although there are no guarantees, and asset allocation does not insure a profit or protect against loss in a declining market. The Asset Allocation Solution program is fully described in a brochure, and this brochure and the terms of the program should be reviewed with your account representative or other financial adviser.

If you elect to participate in the program, you must select one of five asset allocation strategies, each of which represents a diversified allocation of your account value allocated to the Separate Account among investment portfolios with a different level of risk. The strategies are: defensive allocation; moderate allocation; balanced allocation; growth allocation and aggressive allocation. Upon selection of a strategy, we will allocate all purchase payments in accordance with the percentage allocations provided for in such strategy. Each strategy will be updated periodically (at least annually) in light of changing circumstances and risks of the portfolios. By electing to participate in the program, you authorize us to automatically reallocate your account value allocated to the Separate Account to reflect the updated strategy.

Your participation in the Program is subject to the program's terms and conditions, and you may terminate your participation or change strategies at any time upon notice to us. We reserve the right to modify or terminate the program.

RECOGNIZED PROGRAMS. We also recognize the value to certain owners of having available, on a continuous basis, advice for the allocation of your money among the investment portfolios available under the contract. Certain providers of these types of services have agreed to provide such services to owners in accordance with our administrative rules regarding such programs. We have made no independent investigation of these programs. We have only established that these programs are compatible with our administrative systems and rules. Recognized asset allocation programs are only available during the accumulation phase. Currently, we do not charge for participating in a recognized asset allocation program.

If you participate in a Recognized Asset Allocation Program, the transfers made under the program are not taken into account in determining any maximum number of transfers or transfer fees, excluding limits on market timing (See "The Annuity Contract - Market Timing.")

VOTING RIGHTS

We are the legal owner of the investment portfolio shares. However, we believe that when an investment portfolio solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and other affected owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.

SUBSTITUTION OF INVESTMENT OPTIONS

If investment in the investment portfolios or a particular investment portfolio is no longer possible, in our judgment becomes inappropriate, or for any other reason in our sole discretion, we may substitute another investment portfolio or investment portfolios without your consent. The substituted investment portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of the future purchase payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission. Furthermore, we may close investment portfolios to allocation of purchase payments or account value, or both, at any time in our sole discretion.

4.  EXPENSES

There are charges and other expenses associated with the contract that reduce the return on your investment in the contract. These charges and expenses are:

PRODUCT CHARGES

SEPARATE ACCOUNT PRODUCT CHARGES. Each day, we make a deduction for our Separate Account product charges (which consist of the mortality and expense charge, the administration charge and the charges related to any death benefit riders). We do this as part of our calculation of the value of the accumulation units and the annuity units.

MORTALITY AND EXPENSE CHARGE. We assess a daily mortality and expense charge which is equal, on an annual basis, to 1.50% of the average daily net asset value of each investment portfolio. This amount compensates us for mortality risks we assume for the annuity payment and death benefit guarantees made under the contract. These guarantees include making annuity payments that will not change based on our actual mortality experience, and providing a guaranteed minimum death benefit under the contract. The charge also compensates us for expense risks we assume to cover contract maintenance expenses. These expenses may include issuing contracts, maintaining records, making and maintaining subaccounts available under the contract and performing accounting, regulatory compliance, and reporting functions. This charge also compensates us for costs associated with the establishment and administration of the contract, including programs like transfers and dollar cost averaging. If the mortality and expense charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses.

ADMINISTRATION CHARGE. This charge is equal, on an annual basis, to .25% of the average daily net asset value of each investment portfolio. This charge, together with the account fee (see below), is for the expenses associated with the administration of the contract. Some of these expenses are: issuing contracts, maintaining records, providing accounting, valuation, regulatory and reporting services, as well as expenses associated with marketing, sale and distribution of the contracts.

DEATH BENEFIT RIDER CHARGES. If you select one of the following death benefit riders, we assess a daily charge during the accumulation phase equal, on an annual basis, to the percentages below of the average daily net asset value of each investment portfolio:

         Annual Step-up Death Benefit                                     .10%
         Compounded-Plus Death Benefit                                    .25%
         Additional Death Benefit - Earnings Preservation Benefit         .25%

ACCOUNT FEE

During the accumulation phase, every contract year on your contract anniversary (the date when your contract was issued), we will deduct $30 from your contract as an account fee if your account value is less than $50,000. If you make a complete withdrawal from your contract, the full account fee will be deducted from the account value regardless of the amount of your account value. During the accumulation phase, the account fee is deducted prorata from the investment portfolios. This charge is for administrative expenses (see above). This charge cannot be increased.

A prorata portion of the charge will be deducted from the account value on the annuity date if this date is other than a contract anniversary. If your account value on the annuity date is at least $50,000, then we will not deduct the account fee. After the annuity date, the charge will be collected monthly out of the annuity payment, regardless of the size of your contract.

GUARANTEED MINIMUM INCOME BENEFIT - LIVING BENEFIT RIDER CHARGE

We offer a Guaranteed Minimum Income Benefit - Living Benefit rider which you can select when you purchase the contract. If you select the Living Benefit rider, we will assess a charge during the accumulation phase equal to .35% of the income base (see "Annuity Payments (The Income Phase) - Guaranteed Minimum Income Benefit - Living Benefit Rider" for a discussion of how the income base is determined) at the time the rider charge is assessed. The charge is first assessed at the first contract anniversary and then at each subsequent contract anniversary, up to and including the anniversary on or immediately before the date the rider is exercised. If you make a full withdrawal (surrender) or if you begin to receive annuity payments at the annuity date, a prorata portion of the rider charge will be assessed. The Living Benefit rider charge is deducted prorata from each investment portfolio and the fixed account in the ratio each account bears to your total account value.

PREMIUM AND OTHER TAXES

We reserve the right to deduct from purchase payments, account balances, withdrawals, or income payments any taxes relating to the contracts (including, but not limited to, premium taxes) paid by us to any government entity. Examples of these taxes include, but are not limited to, premium tax, generation-skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. Premium taxes generally range from 0 to 4%, depending on the state. We will, at our sole discretion, determine when taxes relate to the contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the account balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date. It is our current practice not to charge premium taxes until annuity payments begin.

TRANSFER FEE

We currently allow unlimited transfers without charge during the accumulation phase. However, we have reserved the right to limit the number of transfers to a maximum of 12 per year without charge and to charge a transfer fee of $25 for transfers greater than 12 in any year. We are currently waiving the transfer fee but reserve the right to charge it in the future. The transfer fee is deducted from the investment portfolio or fixed account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.

If the transfer is part of a pre-scheduled transfer program, it will not count in determining the transfer fee.

INCOME TAXES

We will deduct from the contract for any income taxes which we incur because of the contract. At the present time, we are not making any such deductions.

INVESTMENT PORTFOLIO EXPENSES

There are deductions from and expenses paid out of the assets of the various investment portfolios, which are described in the fee table in this prospectus and the investment portfolio prospectuses. These deductions and expenses are not charges under the terms of the contract but are represented in the share values of the investment portfolios.

5.  ANNUITY PAYMENTS (THE INCOME PHASE)

ANNUITY DATE

Under the contract you can receive regular income payments (referred to as ANNUITY PAYMENTS). You can choose the month and year in which those payments begin. We call that date the ANNUITY DATE. Your annuity date must be the first day of a calendar month and must be at least 30 days after we issue the contract. Annuity payments must begin by the first day of the calendar month following the annuitant's 90th birthday or 10 years from the date we issue your contract, whichever is later (this requirement may be changed by us).

We ask you to choose your annuity date when you purchase the contract. You can change it at any time before the annuity date with 30 days notice to us. Unless you choose an annuity date, it will be the later of the first day of the calendar month after the annuitant's 90th birthday or ten (10) years from the date your contract was issued.

ANNUITY PAYMENTS

You (unless another payee is named) will receive the annuity payments during the income phase. The annuitant is the natural person(s) whose life we look to in the determination of annuity payments.

During the income phase, you have the same investment choices you had just before the start of the income phase. At the annuity date, you can choose whether payments will come from the:

o        fixed account,
o        the available investment portfolio(s), or
o        a combination of both.

If you don't tell us otherwise, your annuity payments will be based on the investment allocations that were in place on the annuity date.

If you choose to have any portion of your annuity payments come from the investment portfolio(s), the dollar amount of your payment will depend upon 3 things:

1) the value of your contract in the investment portfolio(s) on the annuity date,

2) the assumed investment rate (AIR) (you select) used in the annuity table for the contract, and

3)       the performance of the investment portfolios you selected.

At the time you purchase the contract, you select the assumed investment return
(AIR), which must be acceptable to us. You can change the AIR with 30 days notice to us prior to the annuity date. If you do not select an AIR, we will use 3%. If the actual performance exceeds the AIR, your annuity payments will increase. Similarly, if the actual investment performance is less than the AIR, your annuity payments will decrease.

When selecting an AIR, you should keep in mind that a lower AIR will result in a lower initial annuity payment, but subsequent annuity payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the investment portfolios. On the other hand, a higher AIR will result in a higher initial payment than a lower assumed interest rate, but later payments will rise more slowly or fall more rapidly.

In the event of a transfer during the income phase from an investment portfolio to the fixed account, this may result in a reduction in the amount of variable annuity payments.

If you choose to have any portion of your annuity payments come from the fixed account, the dollar amount of each payment will be the same.

Annuity payments are made monthly (or at any frequency permitted under the contract) unless you have less than $5,000 to apply toward an annuity option. In that case, we may provide your annuity payment in a single lump sum instead of annuity payments. Likewise, if your annuity payments would be or become less than $100 a month, we have the right to change the frequency of payments so that your annuity payments are at least $100.

ANNUITY OPTIONS

You can choose among income plans. We call those annuity options. We ask you to choose an ANNUITY OPTION when you purchase the contract. You can change it at any time before the annuity date with 30 days notice to us. If you do not choose an annuity option at the time you purchase the contract, Option 2 which provides a life annuity with 10 years of guaranteed annuity payments will automatically be applied.

You can choose one of the following annuity options or any other annuity option acceptable to us. After annuity payments begin, you cannot change the annuity option.

OPTION 1. LIFE ANNUITY. Under this option, we will make annuity payments so long as the annuitant is alive. We stop making annuity payments after the annuitant's death. It is possible under this option to receive only one annuity payment if the annuitant dies before the due date of the second payment or to receive only two annuity payments if the annuitant dies before the due date of the third payment, and so on.

OPTION 2. LIFE ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make annuity payments so long as the annuitant is alive. However, if, when the annuitant dies, we have made annuity payments for less than ten years, we will then continue to make annuity payments for the rest of the 10 year period. If you do not want to continue receiving annuity payments, you may elect to have the present value of the guaranteed variable annuity payments remaining (as of the date due proof of the annuitant's death is received at our annuity service office) commuted at the AIR selected. We will require return of your contract and proof of death before we pay the commuted values.

OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. Under this option, we will make annuity payments so long as the annuitant and a second person (joint annuitant) are both alive. When either annuitant dies, we will continue to make annuity payments, so long as the survivor continues to live. We will stop making annuity payments after the last survivor's death.

OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make annuity payments so long as the annuitant and a second person (joint annuitant) are both alive. When either annuitant dies, we will continue to make annuity payments, so long as the survivor continues to live. However, if, at the last death of the annuitant and the joint annuitant, we have made annuity payments for less than ten years, we will then continue to make annuity payments for the rest of the 10 year period. If you do not want to continue receiving annuity payments, you may elect to have the present value of the guaranteed variable annuity payments remaining (as of the date due proof of the annuitant's death is received at our annuity service office) commuted at the AIR selected. We will require return of your contract and proof of death before we pay the commuted values.

OPTION 5. PAYMENTS FOR A DESIGNATED PERIOD. We currently offer an annuity option under which fixed or variable monthly annuity payments are made for a selected number of years as approved by us, currently not less than 10 years. This annuity option may be limited or withdrawn by us in our discretion. Payments under a fixed annuity are made from our general account.

In addition to the annuity options described above, we may offer an additional payment option that would allow your beneficiary to take distribution of the account value over a period not extending beyond his or her life expectancy. Under this option, annual distributions would not be made in the form of an annuity, but would be calculated in a manner similar to the calculation of required minimum distributions from IRAs. See "Federal Income Tax Status - Qualified Plans." We intend to make this payment option available to both tax qualified and non-tax qualified contracts.

In the event that you purchased the contract as the beneficiary of a deceased person's IRA, you must take distribution of the account value in accordance with the minimum required distribution rules set forth in applicable tax law (See "Federal Income Tax Status - Qualified Plans)." Under certain circumstances, you may satisfy those requirements by electing an annuity option. You may choose any death benefit available under the contract, but certain other contract provisions and programs will not be available. Upon your death, the death benefit would be required to be distributed to your beneficiary at least as rapidly as under the method of distribution in effect at the time of your death.

GUARANTEED MINIMUM INCOME BENEFIT - LIVING BENEFIT

At the time you buy the contract, you can elect the guaranteed minimum income benefit (Living Benefit) rider. This benefit may not be available in your state.

The Living Benefit guarantees you a minimum (floor) of fixed income once you begin to receive annuity payments. This floor of fixed income results from annuitizing the Living Income Base (described below) at the Living Benefit annuity purchase rates. You always retain the right to receive annuity payments at any time under the terms of the base annuity contract at the current rates, which may be more favorable than the Living Benefit annuity purchase rates. Upon the exercise of the Living Benefit, your annuity payments will be the greater of:

o the annuity payment determined by applying the amount of the Income Base to the Guaranteed Minimum Income Benefit annuity table as described in the guaranteed minimum income benefit (Living Benefit) rider; or

o the annuity payment determined by applying the adjusted account values (adjusted account value equals the account value less any applicable premium taxes and other taxes and less the prorata account fee) to the then current fixed annuity purchase rates found in your contract (for the same annuity option).

When you elect to receive annuity payments under the Living Benefit, you have your choice of two annuity options:

o a life annuity with a ten year period certain (period certain shortens for ages 80 and above); or

o        a joint survivor life annuity with a 10 year period certain.

You can only elect the Living Benefit when you purchase the contract and you are under age 75.

EXAMPLE OF LIVING BENEFIT:

For a male age 55 with an initial purchase payment of $100,000 and no subsequent purchase payments or partial withdrawals, the following minimum (floor) of fixed income is guaranteed under the Living Benefit for various ages at which annuity payments begin:

  Issue Age:               Age when payments begin       Minimum Monthly Annuity
                                                                 Payments

      55                           65                            $  788
                                   70                            $1,187
                                   75                            $1,812

The example does not show the impact of the Highest Anniversary Value (see below) and it also does not reflect the impact of any applicable premium taxes.

EXERCISING THE LIVING BENEFIT:

o You may only elect an annuity date that is within 30 days after any contract anniversary beginning with the 10th contract anniversary If you have a qualified contract, the commencement of payments is controlled by the plan and the amount of the payment must meet minimum required distribution requirements.

o You must elect an annuity date on or before the 30th day following the contract anniversary immediately after your 85th birthday.

TERMINATING THE LIVING BENEFIT RIDER:

The Living Benefit rider will terminate upon the earliest of:

o The date you elect to receive annuity payments either under the Living Benefit rider or the contract;

o The 30th day following the contract anniversary immediately after your 85th birthday;

o        The date you make a complete withdrawal of your account value;

o Death of the owner or death of the annuitant if a non-natural person owns the contract; or

o        Change of the owner, for any reason.

When the Living Benefit rider terminates, the corresponding Living Benefit rider charge terminates.

INCOME BASE

The INCOME BASE is the greater of (a) or (b) minus (c) below:

(a) On the Issue Date, the Highest Anniversary Value is equal to your initial purchase payment. The Highest Anniversary Value is increased by additional purchase payments and will be reduced by the percentage reduction in account value caused by subsequent partial withdrawals.

         On each contract anniversary prior to your 81st birthday, the Highest Anniversary Value will be reset equal to the greater of the Highest Anniversary Value at that time or the account value on the date of the recalculation. After your 81st birthday, the Highest Anniversary Value will be increased for subsequent purchase payments and reduced by the percentage reduction in account value caused by subsequent partial withdrawals.

(b) Annual Increase Amount: On the issue date, the annual increase amount is equal to your initial purchase payment. Thereafter, the annual increase amount is equal to (i) less (ii), where:

         (i) is purchase payments accumulated at the annual increase rate. The annual increase rate is 6% per year through the contract anniversary immediately prior to your 81st birthday, and 0% per year thereafter;

         (ii) is withdrawal adjustments accumulated at the annual increase rate. Withdrawal adjustments in a contract year are determined according to (1) or (2) as defined below:

                  (1) The withdrawal adjustment for each partial withdrawal in a contract year is the value of the annual increase amount immediately prior to the withdrawal multiplied by the percentage reduction in account value attributable to that partial withdrawal; or

                  (2) If total partial withdrawals in a contract year are 6% or less of the annual increase amount on the previous contract anniversary, the total withdrawal adjustments for that contract year will be set equal to the dollar amount of total partial withdrawals in that contract year. These withdrawal adjustments will replace the withdrawal adjustments defined in (1) above and will be treated as though the corresponding partial withdrawals occurred at the end of that contract year.

(c)      An amount equal to premium and other taxes.

It is possible that the income base can be greater than your account value. The income base is not available for withdrawals and is only used for purposes of calculating the Living Benefit payment and charges for the Living Benefit rider.

While the Living Benefit rider is in effect, the owner (or joint owners) and annuitant (or joint annuitants) must be the same. If a non-natural person owns the contract, then annuitant will deemed to be the owner in determining the income base and Living Benefit payment. If joint owners are named, the age of the oldest will be used to determine the income base.

The election of the Living Benefit may or may not satisfy the minimum distribution requirements. You should contact your own tax adviser about your circumstances.

6.  FEDERAL INCOME TAX STATUS

INTRODUCTION

The following discussion is a general discussion of Federal income tax considerations relating to the contract and is not intended as tax advice. This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under the contract. Any person concerned about these tax implications should consult a competent tax adviser before initiating any transaction. This discussion is based upon our understanding of the present Federal income tax laws as they are currently interpreted by the Internal Revenue Service ("IRS"). No representation is made as to the likelihood of the continuation of the present Federal income tax laws or of the current interpretation by the IRS. Moreover, no attempt has been made to consider any applicable state or other tax laws.

The contract may be purchased on a non-tax qualified basis ("Non-Qualified Contract") or purchased and used in connection with certain plans entitled to special income tax treatment ("Qualified Contracts") under the Internal Revenue Code of 1986, as amended (the "Code"). For purposes of this prospectus, qualified contracts are contracts that fund Qualified Plans, TSA Plans, IRAs, SEPs, SARSEPs, SIMPLE IRAs and Roth IRAs, as described below. The following discussion assumes that a qualified contract is purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special Federal income tax treatment.

RETIREMENT PLANS OFFERING FEDERAL TAX BENEFITS

The Federal tax laws provide for a variety of retirement plans offering tax benefits. These plans, which may be funded through the purchase of the individual variable annuity contracts offered in this prospectus, include:

1.       Plans qualified under Section 401(a) of the Code ("Qualified Plans")

2. Annuity purchase plans adopted by public schools and certain tax-exempt organizations pursuant to Section 403(b) of the Code ("TSA Plans") which are funded solely by salary reduction contributions and which are not otherwise subject to ERISA;

3. Individual retirement accounts adopted by or on behalf of individuals pursuant to Section 408(a) of the Code and individual retirement annuities purchased pursuant to Section 408(b) of the Code (both of which may be referred to as "IRAs"), including simplified employee pension plans and salary reduction simplified employee pension plans, which are specialized IRAs that meet the requirements of Section 408(k) of the Code ("SEPs" and "SARSEPs"), Simple Retirement Accounts under
         Section 408(p) of the Code ("SIMPLE IRAs") and Roth Individual Retirement Accounts under Section 408A of the Code ("Roth IRAs"). SARSEPs are only allowed if the Plan was established prior to January 1, 1997.

You should consult a qualified tax or other advisor as to the suitability of a contract as a funding vehicle for retirement plans qualifying for tax benefited treatment, as to the rules underlying such plans and as to the state and Federal tax aspects of such plans. In particular, the contract is not intended for use with TSA Plans where periodic payments (other than rollover amounts) are made or that are subject to ERISA. We will not provide all the administrative support appropriate for such plans. Accordingly, the contract should NOT be purchased for use with such plans.

A summary of the Federal tax laws regarding contributions to, and distributions from, the above tax benefited retirement plans may be found below under "Federal Income Tax Status--Qualified Contracts." It should be understood that should a tax benefited retirement plan lose its qualification for tax-exempt status, employees will lose some of the tax benefits described herein.

In the case of certain IRAs and Roth IRAs, the individual variable annuity contracts offered in this prospectus comprise the retirement "plan" itself. These contracts will be endorsed, if necessary, to comply with Federal and state legislation governing such plans, and such endorsements may alter certain contract provisions described in this prospectus. Refer to the contracts and any endorsements for more complete information.

TAXATION OF THE COMPANY

We are taxed as a life insurance company under Part I of Subchapter L of the Code. Since the Separate Account is not an entity separate from us, and its operations form a part of us, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains arising from the operation of the Separate Account are automatically applied to increase reserves under the contracts. Under existing Federal income tax law, we believe that the Separate Account's investment income and realized net capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the contracts. Accordingly, we do not anticipate that it will incur any Federal income tax liability attributable to the Separate Account and, therefore, we do not intend to make provisions for any such taxes. However, if changes in the Federal tax laws or interpretations thereof result in our being taxed on income or gains attributable to the Separate Account, then we may impose a charge against the Separate Account (with respect to some or all contracts) in order to set aside amounts to pay such taxes.

TAX STATUS OF THE CONTRACT

We believe that the contract will be subject to tax as an annuity contract under the Code, which generally means that any increase in a contract's account value will not be taxable until amounts are received from the contract, either in the form of annuity payments or in some other form. In order to be subject to annuity contract treatment for tax purposes, the contract must meet the following Code requirements:

DIVERSIFICATION. Section 817(h) of the Code requires that with respect to non-qualified contracts, the investments of the investment options must be "adequately diversified" in accordance with Treasury regulations in order for the contracts to qualify as annuity contracts under Federal tax law. The Separate Account, through the investment options, intends to comply with the diversification requirements prescribed by the Treasury in Reg. Sec. 1.817-5, which affect how the investment option's assets may be invested.

OWNER CONTROL. In some circumstances, owners of variable annuity contracts may be considered the owners, for Federal income tax purposes, of the assets of the separate accounts used to support their contracts. In those circumstances, income and gains from the separate account assets would be includible in the owner's gross income. The IRS has stated in published rulings that an owner will be considered the owner of separate account assets if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets.

The ownership rights under the contract are similar to, but also different in certain respects from, those described by the IRS in rulings in which it was determined that owners were not owners of separate account assets. For example, an owner has additional flexibility in allocating premium payments and account values. These differences could result in an owner being treated as the owner of a pro rata portion of the assets of the Separate Account. In addition, we do not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. We therefore reserve the right to modify the contract as necessary to attempt to prevent an owner from being considered the owner of a pro rata share of the assets of the Separate Account.

REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for Federal income tax purposes, section 72(s) of the Code requires non-qualified contracts to provide that (a) if any owner dies on or after the annuity date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and (b) if any 0wner dies prior to the annuity date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a "designated beneficiary" and which is distributed over the life of such "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The "designated beneficiary" refers to a natural person designated by the owner as a Beneficiary and to whom ownership of the contract passes by reason of death. However, if the "designated beneficiary" is the surviving spouse of a deceased owner, the contract may be continued with the surviving spouse as the new owner.

The non-qualified contracts contain provisions which are intended to comply with the requirements of section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions when they are issued and modify the contracts in question if necessary to assure that they comply with the requirements of Code Section 72(s). Other rules may apply to qualified contracts.

The following discussion is based on the assumption that the contract qualifies as an annuity contract for Federal income tax purposes.

TAXATION OF ANNUITIES

IN GENERAL. Section 72 of the Code governs taxation of annuities in general. We believe that an owner who is a natural person generally is not taxed on increases in the value of a contract until distribution occurs by withdrawing all or part of the account value (e.g., withdrawals or annuity payments under the annuity option elected). For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the account value (and in the case of a qualified contract, any portion of an interest in the qualified plan) generally will be treated as a distribution. The taxable portion of a distribution (in the form of a single sum payment or an annuity) is taxable as ordinary income.

The owner of a non-qualified contract who is not a natural person generally must include in income any increase in the excess of the account value over the "investment in the contract" (discussed below) during the taxable year. There are some exceptions to this rule and prospective owners that are not natural persons may wish to discuss these with a competent tax adviser.

The following discussion generally applies to a contract owned by a natural person.

INVESTMENT IN THE CONTRACT. The "investment in the contract" generally equals the amount of any nondeductible purchase payments paid by or on behalf of any individual. For a contract issued in connection with a qualified contract, the "investment in the contract" can be zero. Special tax rules may be available for certain distributions from a qualified contract.

WITHDRAWALS. In the case of a withdrawal under a qualified contract, including Systematic Withdrawals, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the individual's total accrued benefit under the retirement plan.

With respect to non-qualified contracts, partial withdrawals, including Systematic Withdrawals, are generally treated as taxable income to the extent that the account value immediately before the withdrawal exceeds the "investment in the contract" at that time. Full withdrawals are treated as taxable income to the extent that the amount received exceeds the "investment in the contract."

ANNUITY PAYMENTS. Although the tax consequences may vary depending on the annuity payment elected under the contract, in general, only the portion of the annuity payment that represents the amount by which the account value exceeds the "investment in the contract" will be taxed; after the "investment in the contract" is recovered, the full amount of any additional annuity payments is taxable. For variable annuity payments, the taxable portion is generally determined by an equation that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the "investment in the contract" by the total number of expected periodic payments. However, the entire distribution will be taxable once the recipient has recovered the dollar amount of his or her "investment in the contract". For fixed annuity payments, in general there is no tax on the portion of each payment which represents the same ratio that the "investment in the contract" bears to the total expected value of the annuity payments for the term of the payments; however, the remainder of each annuity payment is taxable. Once the "investment in the contract" has been fully recovered, the full amount of any additional annuity payments is taxable. If annuity payments cease as a result of an Annuitant's death before full recovery of the "investment in the contract," consult a competent tax adviser regarding deductibility of the unrecovered amount.

PENALTY TAX. In the case of a distribution pursuant to a non-qualified contract, there may be imposed a federal income tax penalty equal to 10% of the amount treated as taxable income. In general, however, there is no penalty tax on distributions: (1) made on or after the date on which the taxpayer attains age 59-1/2; (2) made as a result of death or disability of an owner; or (3) received as part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and a "designated beneficiary." Other tax penalties may apply to certain distributions from a qualified contract. If the penalty tax does not apply to a surrender or withdrawal as a result of the application of item (3) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year in which the modification occurs will be increased by an amount (determined by the regulations) equal to the tax that would have been imposed but for item (3) above, plus interest for the deferral period, if the modification takes place (a) before the close of the period which is five years from the date of the first payment and after the taxpayer attains age 59-1/2, or (b) before the taxpayer reaches age 59-1/2.

TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from the contract because of the death of an owner (or annuitant if the owner is not an individual). Generally, such amounts are includible in the income of the recipient as follows: (1) if distributed in a lump sum, they are taxed in the same manner as a full withdrawal as described above, (2) if distributed under an annuity option, they are taxed in the same manner as annuity payments, as described above, or (3) if distributed in a manner similar to required minimum distributions from qualified contracts, they would generally be taxed in the same manner as partial withdrawals, as described above. For these purposes, the investment in the contract is not affected by the owner's (or annuitant's) death. That is, the investment in the contract remains the amount of any purchase payments paid which were not excluded from gross income.

TRANSFERS, ASSIGNMENTS, EXCHANGES AND MATURITY DATES. A transfer of ownership of a contract, the designation of an annuitant, payee or other beneficiary who is not also an owner, the selection of certain annuity dates, the exchange of a contract, or the receipt of a contract in an exchange may result in certain tax consequences that are not discussed herein. Anyone contemplating any such designation, transfer, assignment, selection, or exchange should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

MULTIPLE CONTRACTS. All non-qualified deferred annuity contracts that are issued by us (or our affiliates) to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in gross income under section 72(e) of the Code. In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of section 72(e) through the serial purchase of annuity contracts or otherwise.

SEPARATE ACCOUNT CHARGES. It is possible that the IRS may take a position that charges for certain optional benefits (e.g., any enhanced death benefit rider, including the Earnings Preservation Benefit rider) are deemed to be taxable distributions to you. Consult your tax adviser prior to selecting any optional benefit under the contract.

QUALIFIED CONTRACTS

The contract is designed for use with certain retirement plans that qualify for Federal tax benefits. The tax rules applicable to participants and beneficiaries in these retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59-1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances.

We make no attempt to provide more than general information about use of the contracts with the various types of retirement plans. owners and participants under retirement plans as well as annuitants and beneficiaries are cautioned that the rights of any person to any benefits under these contracts may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract issued in connection with such a plan. Some retirement plans are subject to distribution and other requirements that are not incorporated in the administration of the contracts. Adverse tax or other legal consequences to the plan, to the participant or to both may result if the contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the contract. owners are responsible for determining that contributions, distributions and other transactions with respect to the contracts satisfy applicable law. Purchasers of contracts for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the contract under applicable Federal and state tax laws and ERISA.

The sale of a contract for use with an IRA may be subject to special disclosure requirements of the IRS. Purchasers of a contract for use with IRAs will be provided with supplemental information required by the IRS or other appropriate agency. Such purchasers will have the right to revoke their purchase within seven days of the earlier of the establishment of the IRA or their purchase. A contract issued in connection with an IRA will be amended as necessary to conform to the requirements of the Code. Purchasers should seek competent advice as to the suitability of the contract for use with IRAs.

The IRS has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the enhanced death benefit provisions (including the Earnings Preservation Benefit rider) in the contract comports with IRA qualification requirements. The Code provides that the assets of an IRA (including a Roth IRA) may not be invested in life insurance. The contract offers death benefits that may exceed the greater of purchase payments or account value. If these death benefits are determined by the IRS as providing life insurance, the contract may not qualify as an IRA (including a Roth IRA). You should consult your tax adviser regarding these features and benefits prior to purchasing a contract.

(i)      PLAN CONTRIBUTION LIMITS

Statutory limitations on contributions to retirement plans that qualify for federal tax benefits may limit the amount of money that may be contributed to the contract in any contract year. Any purchase payments attributable to such contributions may be tax deductible to the employer and are not currently taxable to the annuitants for whom the contracts are purchased. The contributions to the contract and any increase in account value attributable to such contributions generally are not subject to taxation until payments from the contract are made to the annuitant or his/her beneficiaries.

TSA PLANS

Purchase payments attributable to TSA Plans are not includible within the annuitant's income to the extent such purchase payments do not exceed certain statutory limitations. For more information about all the applicable limitations, you should obtain a copy of IRS Publication 571 on TSA PROGRAMS
FOR EMPLOYEES OF PUBLIC SCHOOLS AND CERTAIN TAX EXEMPT ORGANIZATIONS. Any purchase payments attributable to permissible contributions under Section 403(b) of the Code (and earnings thereon) are not taxable to the annuitant until amounts are distributed from the contract. However, these payments may be subject to FICA (Social Security) and Medicare taxes.

The contract includes death benefits that in some cases may exceed the greater of the Purchase Payments or the account value. The death benefit you select could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under Section 403(b). [We do not allow 403(b) s except for rollovers]

IRAS, SEPS, SARSEPS AND SIMPLE IRAS

The maximum tax deductible purchase payment which may be contributed each year to an IRA is the lesser of a specified annual amount or 100 percent of includible compensation if the taxpayer is not covered under an employer plan. A spousal IRA is available if the taxpayer and spouse file a joint return and the spouse is not yet age 70 1/2 . The maximum tax deductible purchase payment which a taxpayer may make to a spousal IRA is a specified annual amount. If covered under an employer plan, taxpayers are permitted to make deductible purchase payments; however, the deductions are phased out and eventually eliminated depending on the taxpayer's adjusted gross income. A taxpayer may also make nondeductible purchase payments. However, the total of deductible and nondeductible purchase payments may not exceed the limits described above for deductible payments. An IRA is also the vehicle that receives contributions to SEPs, SARSEPs and SIMPLE IRAs. Maximum contributions (including elective deferrals) to SEPs and SARSEPs are limited. The maximum salary reduction contribution currently permitted to a SIMPLE IRA is a specified annual amount. In addition, an employer must make a matching or non-elective contribution to a SIMPLE IRA for the employee, unless certain exceptions apply. For more information concerning the contributions to IRAs, SEPs, SARSEPs and SIMPLE IRAs, you should obtain a copy of IRS Publication 590 on INDIVIDUAL RETIREMENT ACCOUNTS. For more information concerning contributions to SEPs, SARSEPs and SIMPLE IRAs, you should obtain a copy of IRS Publication 560 on RETIREMENT PLANS FOR SMALL BUSINESS. In addition to the above, an individual may make a "rollover" contribution into an IRA with the proceeds of a "lump sum" distribution (as defined in the Code) from an eligible employer plan.

ROTH IRAS

Eligible individuals can contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to certain limitations, are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply. The maximum purchase payment which may be contributed each year to a Roth IRA is the lesser of a specified annual amount or 100 percent of includible compensation. A spousal Roth IRA is available if the taxpayer and spouse file a joint return. The maximum purchase payment that a taxpayer may make to a spousal Roth IRA is the specified annual amount. Except in the case of a rollover or a transfer, no more than the specified annual amount, can be contributed in aggregate to all IRAs and Roth IRAs of either spouse during any tax year. The Roth IRA contribution may be limited depending on the taxpayer's modified adjusted gross income ("AGI"). The maximum contribution begins to phase out if the taxpayer is single and the taxpayer's AGI is more than $95,000 or if the taxpayer is married and files a joint tax return and the taxpayer's AGI is more than $150,000. The taxpayer may not contribute to a Roth IRA if the taxpayer's AGI is over $110,000 (if the taxpayer is single), $160,000 (if the taxpayer is married and files a joint tax return), or $10,000 (if the taxpayer is married and files separate tax returns). You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.

QUALIFIED PLANS

Code section 401(a) permits employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish retirement plans for themselves and their employees. These retirement plans may permit the purchase of the contracts to accumulate retirement savings under the plans. Adverse tax consequences to the plan, to the participant or to both may result if this contract is assigned or transferred to any individual as a means to provide benefit payments.

The contract includes death benefits that in some cases may exceed the greater of the purchase payments or the account value. The death benefit you select could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the death benefit may exceed this limitation, employers using the contract in connection with such plans should consult their tax adviser.

(ii)     DISTRIBUTIONS FROM THE CONTRACT

MANDATORY WITHHOLDING ON CERTAIN DISTRIBUTIONS

Distributions called "eligible rollover distributions" from Qualified Plans and from TSA Plans are subject to mandatory withholding by the plan or payor at the rate of 20%. An eligible rollover distribution is any distribution from a Qualified Plan or a TSA Plan, except for certain distributions such as distributions required by the Code or in a specified annuity form, certain distributions of after-tax contributions, and hardship distributions. Withholding can be avoided by arranging a direct transfer of the eligible rollover distribution to a Qualified Plan, TSA, governmental 457(b) Plan or IRA.

QUALIFIED PLANS, TSA PLANS, IRAS, SEPS, SARSEPS, SIMPLE IRAS AND ROTH IRAS

Payments made from the contracts held under a Qualified Plan, TSA Plan, IRA, SEP, SARSEP or SIMPLE IRA are taxable under Section 72 of the Code as Payments made from the contracts held under a Qualified Plan, TSA Plan, IRA, SEP, SARSEP or SIMPLE IRA are taxable under Section 72 of the Code as ordinary income, in the year of receipt. Any amount received in withdrawal of all or part of the account value prior to annuitization will, subject to restrictions and penalties discussed below, also be included in income in the year of receipt. If there is any "investment in the contract," a portion of each amount received is excluded from gross income as a return of such investment. Distributions or withdrawals prior to age 59-1/2 may be subject to a penalty tax of 10% of the amount includible in income. This penalty tax does not apply: (1) to distributions of excess contributions or deferrals; (2) to distributions made on account of the Annuitant's death, retirement, or disability or early retirement at or after age 55; (3) received as part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and a "designated beneficiary;" or (4) when distribution is made pursuant to a qualified domestic relations order. Other tax penalties may apply to certain distributions from a qualified contract. If the penalty tax does not apply to a surrender or withdrawal as a result of the application of item (3) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year in which the modification occurs will be increased by an amount (determined by the regulations) equal to the tax that would have been imposed but for item (3) above, plus interest for the deferral period, if the modification takes place (a) before the close of the period which is five years from the date of the first payment and after the taxpayer attains age 59-1/2, or (b) before the taxpayer reaches age 59-1/2. In the case of IRAs, SEPs, SARSEPs and SIMPLE IRAs, the exceptions for distributions on account of early retirement at or after age 55 or made pursuant to a qualified domestic relations order do not apply. Additional exceptions may apply in specified situations. A tax-free rollover may be made once each year among individual retirement arrangements subject to the conditions and limitations described in the Code.

Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59-1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

Except under a Roth IRA, if the Annuitant dies before distributions begin, distributions must be completed within five years after death, unless payments begin within one year after death and are made over a period not extending beyond the life (or life expectancy) of the beneficiary. If the annuitant's spouse is the beneficiary, distributions need not begin until the annuitant would have reached age 70 1/2 . If the annuitant dies after annuity payments have begun, payments must continue to be made at least as rapidly as payments made before death.

For TSA Plans, elective contributions to the contract made after December 31, 1988 and any increases in account value after that date may not be distributed prior to attaining age 59-1/2, termination of employment, death or disability. Contributions (but not earnings) made after December 31, 1988 may also be distributed by reason of financial hardship. These restrictions on withdrawal will not apply to the account value as of December 31, 1988. These restrictions are not expected to change the circumstances under which transfers to other investments which qualify for tax free treatment under Section 403(b) of the Code may apply.

For a SIMPLE IRA, the 10% penalty tax described above is increased to 25% with respect to withdrawals made during the first two years of participation.

Except under a Roth IRA, annuity payments, periodic payments or annual distributions generally must commence by the "required beginning date." The required beginning date for IRAs and 5% owners is April 1 of the calendar year following the year in which the Annuitant attains age 70 1/2. The required beginning date otherwise is April 1 of the calendar year following the calendar year in which the annuitant attains age 70 1/2 or retires. Each annual distribution must equal or exceed a "minimum distribution amount" which is determined by minimum distribution rules under the plan. We currently waive the withdrawal charge on distributions that are intended to satisfy required minimum distributions, calculated as if this contract were the participant's only retirement plan asset. This waiver only applies if the required minimum distribution exceeds the free withdrawal amount and no previous withdrawals were made during the contract year. Rules regarding required minimum distributions apply to IRAs (including SEPs, SARSEPs and SIMPLE IRAs), Qualified Plans and TSA Plans. Roth IRAs under Section 408A do not require distributions at any time prior to the owner's death. A penalty tax of up to 50% of the amount which should have been distributed may be imposed by the IRS for failure to distribute the required minimum distribution amount.

Other restrictions with respect to the election, commencement, or distribution of benefits may apply under the contracts or under the terms of the plans in respect of which the contracts are issued.

WITHHOLDING

Pension and annuity distributions generally are subject to withholding for the recipient's federal income tax liability at rates that vary according to the type of distribution and the recipient's tax status. Recipients, however, generally are provided the opportunity to elect not to have tax withheld from distributions. We are required to withhold taxes from certain distributions under certain qualified contracts.

POSSIBLE CHANGES IN TAXATION

Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective prior to the date of the change). A tax adviser should be consulted with respect to legislative developments and their effect on the contract.

OTHER TAX CONSEQUENCES

As noted above, the foregoing discussion of the Federal income tax consequences is not exhaustive and special rules are provided with respect to other tax situations not discussed in this Prospectus. Further, the Federal income tax consequences discussed herein reflect our understanding of the current law and the law may change. Federal estate and gift tax consequences of ownership or receipt of distributions under the contract depend on the individual circumstances of each contract owner or recipient of a distribution. A competent tax adviser should be consulted for further information.

GENERAL

At the time the initial purchase payment is paid, a prospective purchase must specify whether he or she is purchasing a non-qualified contract or a qualified contract. If the initial premium is derived from an exchange or withdrawal of another annuity contract, we may require that the prospective purchaser provide information with regard to the Federal income tax status of the previous annuity contract. We will require that persons purchase separate contracts if they desire to invest monies qualifying for different annuity tax treatment under the Code. Each such separate contract would require the minimum initial purchase payment stated above. Additional purchase payments under a contract must qualify for the same Federal income tax treatment as the initial purchase payment under the contract; we will not accept an additional purchase payment under a contract if the Federal income tax treatment of such purchase payment would be different from that of the initial purchase payment.

7.  ACCESS TO YOUR MONEY

You (or in the case of (3) below, your beneficiary) can have access to the money in your contract:

(1)      by making a withdrawal (either a partial or a complete withdrawal);
(2)      by electing to receive annuity payments; or
(3)      when a death benefit is paid to your beneficiary.

Under most circumstances, withdrawals can only be made during the accumulation phase.

You may establish a withdrawal plan under which you can receive substantially equal periodic payments in order to comply with the requirements of Sections 72(q) or (t) of the Code. Premature modification or termination of such payments may result in substantial penalty taxes (See Federal Income Tax Status - Taxation of Annuities" and "Federal Income Tax Status - Qualified Plans, TSA Plans, IRAs, SEPs, SARSEPs, SIMPLE IRAs and Roth IRAs."

When you make a complete withdrawal, you will receive the withdrawal value of the contract. The withdrawal value of the contract is the account value of the contract at the end of the business day when we receive a written request for a withdrawal:

o        less any premium or other tax,
o        less any account fee, and
o        less any applicable prorata Living Benefit rider charge.

Unless you instruct us otherwise, any partial withdrawal will be made prorata from all the investment portfolios and the fixed account you selected. Under most circumstances the amount of any partial withdrawal must be for at least $500, or your entire interest in the investment portfolio or fixed account. We require that after a partial withdrawal is made you keep at least $2,000 in the contract. If the withdrawal would result in the account value being less than $2,000 after a partial withdrawal, we will treat the withdrawal request as a request for a full withdrawal.

We will pay the amount of any withdrawal from the Separate Account within seven
(7) days of when we receive the request in good order unless the suspension of payments or transfers provision is in effect.

There are limits to the amount you can withdraw from certain qualified plans including Qualified and TSA Plans. For a more complete explanation see "Federal Income Tax Status."

INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.

SYSTEMATIC WITHDRAWAL PROGRAM

You may elect the Systematic Withdrawal Program at any time. We do not assess a charge for this program. This program provides an automatic payment to you of up to 20% of your total purchase payments each year. You can receive payments monthly or quarterly.

INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS.

SUSPENSION OF PAYMENTS OR TRANSFERS

We may be required to suspend or postpone payments for withdrawals or transfers for any period when:

(1) the New York Stock Exchange is closed (other than customary weekend and holiday closings);

(2)      trading on the New York Stock Exchange is restricted;

(3) an emergency exists as a result of which disposal of shares of the investment portfolios is not reasonably practicable or we cannot reasonably value the shares of the investment portfolios;

(4) during any other period when the Securities and Exchange Commission, by order, so permits for the protection of owners.

We have reserved the right to defer payment for a withdrawal or transfer from the fixed account for the period permitted by law but not for more than six months.

8.  PERFORMANCE

We periodically advertise subaccount performance relating to the various investment portfolios. We will calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the Separate Account product charges (including death benefit rider charges) and the investment portfolio expenses. It does not reflect the deduction of any applicable account fee and Living Benefit rider charge. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the Separate Account product charges (including death benefit rider charges), account fee, Living Benefit rider charge and the investment portfolio expenses.

For periods starting prior to the date the contract was first offered, the performance will be based on the historical performance of the corresponding investment portfolios for the periods commencing from the date on which the particular investment portfolio was made available through the Separate Account.

In addition, for certain investment portfolios performance may be shown for the period commencing from the inception date of the investment portfolio. These figures should not be interpreted to reflect actual historical performance of the Separate Account.

We may, from time to time, include in our advertising and sales materials, performance information for funds or investment accounts related to the investment portfolios and/or their investment advisers or subadvisers. Such related performance information also may reflect the deduction of certain contract charges. We may also include in our advertising and sales materials, tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

We may advertise the Guaranteed Minimum Income Benefit - Living Benefit using illustrations showing how the benefit works with historical performance of specific investment portfolios or with a hypothetical rate of return (which rate will not exceed 12%) or a combination of historical and hypothetical returns. These illustrations will reflect the deduction of all applicable charges including the portfolio expenses of the underlying investment portfolios.

The SAI contains performance information. Future performance will vary and results shown are not necessarily representative of future results.

9.  DEATH BENEFIT

UPON YOUR DEATH

If you die during the accumulation phase, we will pay a death benefit to your beneficiary(ies). If you have a joint owner, the death benefit will be paid when the first owner dies. Upon the death of either owner, the surviving joint owner will be the primary beneficiary. Any other beneficiary designation will be treated as a contingent beneficiary, unless instructed otherwise. The death benefit is determined as of the end of the business day on which we receive both due proof of death and an election for the payment method. The Principal Protection is the standard death benefit for your contract. At the time you purchase the contract, you can select the optional Annual Step-Up death benefit rider or the Compounded-Plus death benefit rider and you can also select the Additional Death Benefit - Earnings Preservation Benefit. If you are 80 years old or older at the effective date of your contract, you are not eligible to select these optional death benefit riders. The death benefits are described below. Check your contract and riders for the specific provisions applicable. One or more optional death benefits may not be available in your state (check with your registered representative regarding availability).

If a non-natural person owns the contract, then annuitant will be deemed to be the owner in determining the death benefit. If there are joint owners, the age of the oldest owner will be used to determine the death benefit amount.

STANDARD DEATH BENEFIT - PRINCIPAL PROTECTION

The death benefit will be the greater of:

         (1)      the account value; or
         (2) total purchase payments, reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal.

If the owner is a natural person and the owner is changed to someone other than a spouse, the death benefit amount will be determined as defined above; however, subsection (2) will be changed to provide as follows: "the account value as of the effective date of the change of owner, increased by purchase payments received after the date of the change of owner, reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal made after such date."

In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the death benefit amount will be determined in accordance with (1) or (2) above.

OPTIONAL DEATH BENEFIT - ANNUAL STEP-UP

If you select the Annual Step-Up death benefit, the death benefit will be the greatest of:

(1)      the account value; or

(2) total purchase payments, reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal; or

(3)      the highest anniversary value, as defined below.

         On the date we issue your contract, the highest anniversary value is equal to your initial purchase payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each subsequent partial withdrawal. On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the account value on the date of the recalculation.

If the owner is a natural person and the owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1), (2) or (3); however, for purposes of calculating (2) and (3) above:

o Subsection (2) is changed to provide: "The account value as of the effective date of the change of owner, increased by purchase payments received after the date of change of owner, and reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal made after such date"; and

o for subsection (3), the highest anniversary value will be recalculated to equal your account value as of the effective date of the change of owner.

In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the death benefit is equal to the greatest of (1), (2) or (3).

OPTIONAL DEATH BENEFIT - COMPOUNDED-PLUS

If you select the Compounded-Plus death benefit rider, the death benefit will be the greater of:

(1)      the account value; or
(2)      the enhanced death benefit.

The enhanced death benefit is the greater of (a) or (b) below:

(a) Highest Anniversary Value: On the date we issue your contract, the highest anniversary value is equal to your initial purchase payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each subsequent partial withdrawal. On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the account value on the date of the recalculation.

(b) Annual Increase Amount: On the date we issue your contract, the annual increase amount is equal to your initial purchase payment. Thereafter, the annual increase amount is equal to (i) less (ii), where:

         (i) is purchase payments accumulated at the annual increase rate. The annual increase rate is 5% per year through the contract anniversary immediately prior to your 81st birthday, and 0% per year thereafter; and

         (ii) is withdrawal adjustments accumulated at the annual increase rate. A withdrawal adjustment is equal to the value of the annual increase amount immediately prior to a withdrawal multiplied by the percentage reduction in account value attributable to that partial withdrawal.

If the owner is a natural person and the owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1) or (2); however, for purposes of calculating the enhanced death benefit under (2) above:

(a) for the highest anniversary value, the highest anniversary value will be recalculated to equal your account value as of the effective date of the owner change; and

(b) for the annual increase amount, the current annual increase amount will be reset to equal your account value as of the effective date of the owner change. For purposes of the calculation of the annual increase amount thereafter, the account value on the effective date of the owner change will be treated as the initial purchase payment and purchase payments received and partial withdrawals taken prior to the change of owner will not be taken into account.

In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the death benefit amount is equal to the greater of (1) or (2).

ADDITIONAL DEATH BENEFIT - EARNINGS PRESERVATION BENEFIT

The Additional Death Benefit - Earnings Preservation Benefit pays an additional death benefit that is intended to help pay part of the income taxes due at the time of death of the owner or joint owner. The benefit is only available up to age 80 (on the contract issue date). In certain situations, this benefit may not be available for qualified plans (check with your registered representative for details).

Before the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage" (determined in accordance with the table below) times the result of (a) - (b), where:

(a)      is the death benefit under your contract; and

(b) is total purchase payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against purchase payments not withdrawn.

On or after the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage" (determined in accordance with the table below) times the result of (a) - (b), where:

(a) is the death benefit on the contract anniversary immediately prior to your 81st birthday, increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each subsequent partial withdrawal; and

(b) is total purchase payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against purchase payments not withdrawn.

                               Benefit Percentage

                       Issue Age               Percentage
                       ---------               ----------

                    Ages 69 or younger            40%
                    Ages 70-79                    25%
                    Ages 80 and above              0%

If the owner is a natural person and the owner is changed to someone other than a spouse, the additional death benefit is as defined above; however, for the purposes of calculating subsection (b) above "total purchase payments not withdrawn" will be reset to equal the account value as of the effective date of the owner change, and purchase payments received and partial withdrawals taken prior to the change of owner will not be taken into account.

In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the additional death benefit will be determined and payable upon receipt of due proof of death of the first spousal beneficiary. Alternatively, the spousal beneficiary may elect to have the additional death benefit determined and added to the account value upon the election, in which case the additional death benefit rider will terminate (and the corresponding death benefit rider charge will also terminate).

GENERAL DEATH BENEFIT PROVISIONS

The death benefit amount remains in the Separate Account until distribution begins. From the time the death benefit is determined until complete distribution is made, any amount in the Separate Account will continue to be subject to the investment risk. This risk is borne by the beneficiary.

A beneficiary must elect the death benefit to be paid under one of the payment options (unless the owner has previously made the election). The entire death benefit must be paid within 5 years of the date of death unless the beneficiary elects to have the death benefit payable under an annuity option. The death benefit payable under an annuity option must be paid over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy. Payment must begin within one year of the date of death. We may also offer a payment option under which your Beneficiary may receive payments, over a period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution of required minimum distributions from Individual Retirement Accounts.

If the beneficiary is the spouse of the owner, he/she can continue the contract in his/her own name. If continued, the account value will be adjusted to equal the death benefit. (See the provisions above for the specifics on spousal continuation of a contract.)

There are comparable rules for distributions on the death of the annuitant under tax qualified plans. As noted, we may offer a payment option under which your beneficiary may receive payments over a period not extending beyond his or her life expectancy under a method of distribution similar to the distribution of required minimum distributions from IRAs. For tax qualified plans, if this option is elected, we will issue a new contract to your beneficiary in order to facilitate the distribution of payments. Your beneficiary may choose any optional death benefit available under the new contract, but certain other contract provisions and programs will not be available. Upon the death of your beneficiary, the death benefit would be required to be distributed to your beneficiary's beneficiary at least as rapidly as under the method of distribution in effect at the time of your beneficiary's death. Moreover, if the beneficiary under a tax qualified contract is the annuitant's spouse, the tax law also generally allows distributions to begin by the year in which the annuitant would have reached 70 1/2 (which may be more or less than five years after the annuitant's death). See "Federal Income Tax Status - Qualified Plans"

If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days. Payment to the beneficiary under an annuity option may only be elected during the 60 day period beginning with the date we receive due proof of death. If we do not receive an election during such time, we will make a single sum payment to the beneficiary at the end of the 60 day period.

If the owner or a joint owner, who is not the annuitant, dies during the income phase, any remaining payments under the annuity option elected will continue at least as rapidly as under the method of distribution in effect at the time of the owner's death. Upon the death of the owner or a joint owner during the income phase, the beneficiary becomes the owner.

DEATH OF THE ANNUITANT

If the annuitant, not an owner or joint owner, dies during the accumulation phase, you automatically become the annuitant. You can select a new annuitant if you do not want to be the annuitant. However, if the owner is a non-natural person (for example, a corporation), then the death of the primary annuitant will be treated as the death of the owner, and a new annuitant may not be named.

Upon the death of the annuitant after annuity payments begin, the death benefit, if any, will be as provided for in the annuity option selected. Death benefits will be paid at least as rapidly as under the method of distribution in effect at the annuitant's death.

CONTROLLED PAYOUT

You may elect to have the death benefit proceeds paid to your beneficiary in the form of annuity payments for life or over a period of time that does not exceed your beneficiary's life expectancy. This election must be in writing in a form acceptable to us. You may revoke the election only in writing and only in a form acceptable to us. Upon your death, the beneficiary cannot revoke or modify your election.

10. OTHER INFORMATION

METLIFE INVESTORS USA

MetLife Investors USA Insurance Company (MetLife Investors USA) is a stock life insurance company founded on September 13, 1960, and organized under the laws of the State of Delaware. Its principal executive offices are located at 22 Corporate Plaza Drive, Newport Beach, California 92660. MetLife Investors USA is authorized to transact the business of life insurance, including annuities, and is currently licensed to do business in all states except New York and in the District of Columbia. MetLife Investors USA is a wholly-owned subsidiary of MetLife Investors Group, Inc ("MLIG"). MLIG in turn is a wholly-owned subsidiary of Metropolitan Life Insurance Company ("MetLife"), a New York life insurance company. We changed our name to MetLife Investors USA Insurance Company on February 12, 2001. In certain states the new name may not yet be approved. In those states we will continue to use Security First Life Insurance Company until our new name is approved.

We are a member of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

THE SEPARATE ACCOUNT

We have established a SEPARATE ACCOUNT, MetLife Investors USA Separate Account A (Separate Account), to hold the assets that underlie the contracts. Our Board of Directors adopted a resolution to establish the Separate Account under Delaware insurance law on May 29, 1980. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into subaccounts.

The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. However, those assets that underlie the contracts, are not chargeable with liabilities arising out of any other business we may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts and not against any other contracts we may issue.

We reserve the right to transfer assets of the Separate Account to another account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your account value.

DISTRIBUTOR

MetLife Investors Distribution Company, 22 Corporate Plaza Drive, Newport Beach, California 92660, acts as the distributor of the contracts. MetLife Investors Distribution Company is our affiliate.

Commissions will be paid to broker-dealers who sell the contracts. Broker-dealers will be paid commissions up to 2.0% of purchase payments with a trail commission of up to 1.25% of account value (less purchase payments received in the previous 12 months) beginning in year two. Sometimes, we may enter into an agreement with the broker-dealer to pay the broker-dealer persistency bonuses in addition to the standard commissions.

REQUESTS AND ELECTIONS

We will treat your request for a contract transaction, or your submission of a purchase payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Service Center before the close of regular trading on the New York Stock Exchange on that day. If we receive it after that time, or if the New York Stock Exchange is not open that day, then we will treat it as received on the next day when the New York Stock Exchange is open. Our Annuity Service Center is located at P.O. Box 10366, Des Moines, IA 50306-0366.

    Requests for service may be made:

    o    Through your registered representative
    o By telephone at (1-800-343-8496), between the hours of 7:30AM and 5:30PM Central Time Monday through Thursday and 7:30AM and 5:00PM Central Time on Friday.
    o    In writing to our Annuity Service Center or
    o    By fax at (515) 457-4400

All other requests must be in written form, satisfactory to us.

We do not currently offer Internet transactions capability to contract owners, but may do so in the future. We will notify you if we begin to offer Internet transactions.

We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax or other means are genuine. Any telephone or fax instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone or fax are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Service Center to be effective. If acceptable to us, requests or elections relating to beneficiaries and ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.

Telephone systems may not always be available. Any telephone system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your transaction request in writing to the our Annuity Service Center.

OWNERSHIP

OWNER. You, as the OWNER of the contract, have all the interest and rights under the contract. The owner is as designated at the time the contract is issued, unless changed.

JOINT OWNER. The contract can be owned by JOINT OWNERS, limited to two natural persons. Upon the death of either owner, the surviving owner will be the primary beneficiary. Any other beneficiary designation will be treated as a contingent beneficiary unless otherwise indicated.

BENEFICIARY. The BENEFICIARY is the person(s) or entity you name to receive any death benefit. The beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before you die. If joint owners are named, unless you tell us otherwise, the surviving joint owner will be the primary beneficiary. Any other beneficiary designation will be treated as a contingent beneficiary (unless you tell us otherwise).

ANNUITANT. The ANNUITANT is the natural person(s) on whose life we base annuity payments. You can change the annuitant at any time prior to the annuity date, unless an owner is not a natural person. Any reference to annuitant includes any joint annuitant under an annuity option. The annuitant and the owner do not have to be the same person except as required under certain sections of the Internal Revenue Code.

ASSIGNMENT. You can assign a non-qualified contract at any time during your lifetime. We will not be bound by the assignment until the written notice of the assignment is recorded by us. We will not be liable for any payment or other action we take in accordance with the contract before we record the assignment. An assignment may be a taxable event.

If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.

FINANCIAL STATEMENTS

Our financial statements and the financial statements of the Separate Account have been included in the SAI.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

   Company
   Experts
   Custodian
   Legal Opinions
   Distribution
   Calculation of Performance Information
   Annuity Provisions
   Financial Statements

                                   APPENDIX A

                         CONDENSED FINANCIAL INFORMATION

The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2001. See "Purchase - Accumulation Units" in the prospectus for information on how accumulation unit values are calculated. Each chart presents accumulation unit values based upon which riders you select.

CHART 1 - Contracts with Principal Protection Death Benefit with no additional death benefit riders (total separate account product charges equal 1.75% on an annual basis)

                                                               Period Ended
                                                                 12/31/01
--------------------------------------------------------------------------------

Met Investors Series Trust (Class B):

Janus Aggressive Growth Sub-Account
     Beginning of Period      8/1/2001                           7.718332
     End of Period                                               7.297407
     Number of Accum. Units Outstanding                          417.7539

Lord Abbett Bond Debenture Sub-Account
     Beginning of Period      8/1/2001                           13.997431
     End of Period                                               13.958144
     Number of Accum. Units Outstanding                          0.0000

Lord Abbett Growth and Income Sub-Account
     Beginning of Period      8/1/2001                           42.151033
     End of Period                                               41.332654
     Number of Accum. Units Outstanding                          319.5850

MFS Mid Cap Growth Sub-Account
     Beginning of Period      8/1/2001                           8.712005
     End of Period                                               8.224634
     Number of Accum. Units Outstanding                          1,643.2026

MFS Research International Sub-Account
     Beginning of Period      8/1/2001                           9.030039
     End of Period                                               8.368935
     Number of Accum. Units Outstanding                          1,435.9007

Oppenheimer Capital Appreciation Sub-Account
     Beginning of Period      8/1/2001                           9.149152
     End of Period                                               8.454566
     Number of Accum. Units Outstanding                          4,633.7890

PIMCO Innovation Sub-Account
     Beginning of Period      8/1/2001                           7.023113
     End of Period                                               6.084522
     Number of Accum. Units Outstanding                          662.6044

PIMCO Total Return Sub-Account
     Beginning of Period      8/1/2001                           10.291670
     End of Period                                               10.520891
     Number of Accum. Units Outstanding                          1,852.7054

PIMCO Money Market Sub-Account
     Beginning of Period      8/1/2001                           10.118298
     End of Period                                               10.139497
     Number of Accum. Units Outstanding                          43,082.4136

Met/Putnam Research Sub-Account
     Beginning of Period      8/1/2001                           8.702129
     End of Period                                               8.054163
     Number of Accum. Units Outstanding                          0.0000

Met/AIM Mid Cap Core Equity Sub-Account (formerly Met/AIM Mid Cap Equity Sub-Account)
     Beginning of Period      10/9/2001                          10.000000
     End of Period                                               10.982498
     Number of Accum. Units Outstanding                          842.2689

Met/AIM Small Cap Growth Sub-Account
     Beginning of Period      10/9/2001                          10.000000
     End of Period                                               11.842911
     Number of Accum. Units Outstanding                          537.4232

State Street Research Concentrated
International Sub-Account
     Beginning of Period      10/9/2001                          10.000000
     End of Period                                               10.926916
     Number of Accum. Units Outstanding                          0.0000

Metropolitan Series Fund, Inc. (Class B):

MetLife Stock Index Sub-Account
     Beginning of Period      10/9/2001                          10.000000
     End of Period                                               10.841188
     Number of Accum. Units Outstanding                          0.0000

New England Zenith Fund:
Davis Venture Value Sub-Account (Class E)
     Beginning of Period      8/1/2001                           10.447860
     End of Period                                               10.141791
     Number of Accum. Units Outstanding                          2,176.2251

Harris Oakmark Focused Value Sub-Account (Class B) (formerly Harris Oakmark Mid-Cap Value Sub-Account)
     Beginning of Period      8/1/2001                           11.572706
     End of Period                                               11.930366
     Number of Accum. Units Outstanding                          6,237.2729

CHART 2 - Contracts with Compounded-Plus Death Benefit and Additional Death
          Benefit - Earnings Preservation Benefit (total separate account product charges equal 2.25% on an annual basis)

                                                               Period Ended
                                                                 12/31/01
--------------------------------------------------------------------------------

Met Investors Series Trust (Class B):

Janus Aggressive Growth Sub-Account
     Beginning of Period      8/1/2001                           7.718332
     End of Period                                               7.282231
     Number of Accum. Units Outstanding                          0.0000

Lord Abbett Bond Debenture Sub-Account
     Beginning of Period      8/1/2001                           13.997431
     End of Period                                               13.929118
     Number of Accum. Units Outstanding                          0.0000

Lord Abbett Growth and Income Sub-Account
     Beginning of Period      8/1/2001                           42.151033
     End of Period                                               41.246677
     Number of Accum. Units Outstanding                          695.6746

MFS Mid Cap Growth Sub-Account
     Beginning of Period      8/1/2001                           8.712005
     End of Period                                               8.207514
     Number of Accum. Units Outstanding                          0.0000

MFS Research International Sub-Account
     Beginning of Period      8/1/2001                           9.030039
     End of Period                                               8.351514
     Number of Accum. Units Outstanding                          0.0000

Oppenheimer Capital Appreciation Sub-Account
     Beginning of Period      8/1/2001                           9.149152
     End of Period                                               8.436969
     Number of Accum. Units Outstanding                          0.0000

PIMCO Innovation Sub-Account
     Beginning of Period      8/1/2001                           7.023113
     End of Period                                               6.071856
     Number of Accum. Units Outstanding                          0.0000

PIMCO Total Return Sub-Account
     Beginning of Period      8/1/2001                           10.291670
     End of Period                                               10.499015
     Number of Accum. Units Outstanding                          0.0000

PIMCO Money Market Sub-Account
     Beginning of Period      8/1/2001                           10.118298
     End of Period                                               10.118399
     Number of Accum. Units Outstanding                          0.0000

Met/Putnam Research Sub-Account
     Beginning of Period      8/1/2001                           8.702129
     End of Period                                               8.037404
     Number of Accum. Units Outstanding                          0.0000

Met/AIM Mid Cap Core Equity Sub-Account (formerly Met/AIM Mid Cap Equity Sub-Account)
     Beginning of Period      10/9/2001                          10.000000
     End of Period                                               10.970039
     Number of Accum. Units Outstanding                          0.0000

Met/AIM Small Cap Growth Sub-Account
     Beginning of Period      10/9/2001                          10.000000
     End of Period                                               11.829489
     Number of Accum. Units Outstanding                          0.0000

State Street Research Concentrated
International Sub-Account
     Beginning of Period      10/9/2001                          10.000000
     End of Period                                               10.914501
     Number of Accum. Units Outstanding                          0.0000

Metropolitan Series Fund, Inc. (Class B):

MetLife Stock Index Sub-Account
     Beginning of Period      10/9/2001                          10.000000
     End of Period                                               10.828879
     Number of Accum. Units Outstanding                          0.0000

New England Zenith Fund:

Davis Venture Value Sub-Account (Class E)
     Beginning of Period      8/1/2001                           10.447860
     End of Period                                               10.120696
     Number of Accum. Units Outstanding                          0.0000

Harris Oakmark Focused Value Sub-Account (Class B) (formerly Harris Oakmark Mid-Cap Value Sub-Account)
     Beginning of Period      8/1/2001                           11.572706
     End of Period                                               11.905572
     Number of Accum. Units Outstanding                          0.0000

                                   APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS

Below are the investment objectives of each investment portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

MET INVESTORS SERIES TRUST (CLASS B):
-------------------------------------

Met Investors Series Trust is managed by Met Investors Advisory, LLC (Met Investors Advisory), which is an affiliate of MetLife Investors USA. Met Investors Series Trust is a mutual fund with multiple portfolios. Met Investors Advisory has engaged subadvisers to provide investment advice for the individual investment portfolios. The following Class B portfolios are available under the contract:

MET/AIM MID CAP CORE EQUITY PORTFOLIO

Investment Objective: The Met/AIM Mid Cap Core Equity Portfolio seeks long-term growth of capital.

MET/AIM SMALL CAP GROWTH PORTFOLIO

Investment Objective: The Met/AIM Small Cap Growth Portfolio seeks long-term growth of capital.

JANUS AGGRESSIVE GROWTH PORTFOLIO

Investment Objective: The Janus Aggressive Growth Portfolio seeks long-term growth of capital.

LORD ABBETT BOND DEBENTURE PORTFOLIO

Investment Objective: The Lord Abbett Bond Debenture Portfolio seeks to provide high current income and the opportunity for capital appreciation to produce a high total return.

LORD ABBETT GROWTH AND INCOME PORTFOLIO

Investment Objective: The Lord Abbett Growth and Income Portfolio seeks to achieve long-term growth of capital and income without excessive fluctuation in market value.

MFS RESEARCH INTERNATIONAL PORTFOLIO

Investment Objective: The MFS Research International Portfolio seeks capital appreciation.

MFS MID CAP GROWTH PORTFOLIO

Investment Objective: The MFS Mid Cap Growth Portfolio seeks long-term growth of capital.

OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO

Investment Objective: The Oppenheimer Capital Appreciation Portfolio seeks capital appreciation.

PIMCO INNOVATION PORTFOLIO

Investment Objective: The PIMCO Innovation Portfolio seeks capital appreciation; no consideration is given to income.

PIMCO TOTAL RETURN PORTFOLIO

Investment Objective: The PIMCO Total Return Portfolio seeks maximum total return, consistent with the preservation of capital and prudent investment management.

PIMCO MONEY MARKET PORTFOLIO

Investment Objective: The PIMCO Money Market Portfolio seeks maximum current income, consistent with preservation of capital and daily liquidity. [AN INVESTMENT IN THE PORTFOLIO IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO.]

MET/PUTNAM RESEARCH PORTFOLIO

Investment Objective: The Met/Putnam Research Portfolio seeks capital appreciation.

STATE STREET RESEARCH CONCENTRATED INTERNATIONAL PORTFOLIO

Investment Objective: The State Street Research Concentrated International Portfolio seeks long-term growth of capital.

THIRD AVENUE SMALL CAP VALUE PORTFOLIO

Investment Objective: The Third Avenue Small Cap Value Portfolio seeks long term capital appreciation.

METROPOLITAN SERIES FUND, INC. (Class B)
----------------------------------------

Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC, an affiliate of MetLife Investors USA, is the investment adviser to the portfolios. Metropolitan Life Insurance Company is the sub-investment manager for the MetLife Stock Index Portfolio. The following portfolio is available under the contract:

METLIFE STOCK INDEX PORTFOLIO

Investment Objective: The MetLife Stock Index Portfolio seeks to equal the performance of the Standard & Poor's 500 Composite Stock Price Index.

NEW ENGLAND ZENITH FUND
-----------------------

New England Zenith Fund is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers), an affiliate of MetLife Investors USA, is the investment adviser. MetLife Advisers has hired subadvisers to make the day-to-day investment decisions. The following portfolios are available under the contract:

DAVIS VENTURE VALUE SERIES (CLASS E)

Investment Objective: The investment objective of the Davis Venture Value Series is growth of capital.

HARRIS OAKMARK FOCUSED VALUE SERIES (CLASS B)

Investment Objective: The investment objective of the Harris Oakmark Focused Value Series is long-term capital appreciation.

JENNISON GROWTH SERIES (CLASS B)

Investment Objective: The investment objective of the Jennison Growth Series is long term growth of capital.

                                   APPENDIX C

EDCA Examples with Multiple Purchase Payments

In order to show how the EDCA program works, we have created some examples. The examples are purely hypothetical and are for illustrative purposes only. The interest rate earned in an EDCA account will be 3%, plus any additional interest which we may declare from time to time. In addition, each bucket attributable to a subsequent purchase payment will earn interest at the then-current interest rate applied to new allocations to an EDCA account of the same monthly term.

6-Month EDCA

The following example demonstrates how the 6-month Enhanced Dollar Cost Averaging (EDCA) program operates when multiple purchase payments are allocated to the program. The example assumes that a $12,000 purchase payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $10,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 12% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $12,000 allocation amount by 6 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA Account Value are accumulated at the EDCA interest rate using following formula:

Account Value 1st Payment Bucket (month 2) =
Account Value 1st Payment Bucket (month 1) x (1+EDCA Rate) ^ (1/12) - EDCA

Transfer Amount

At the beginning of the 4th month, a second purchase payment of $6,000 is allocated to the EDCA program. The entire $6,000 is allocated to the 2nd Payment Bucket where it is credited with a 10% effective annual interest rate. This second purchase payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $6,000 allocation amount divided by 6) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the account value in the 1st Payment Bucket until exhausted and then against the account value in the 2nd Payment Bucket until it is exhausted.

                                                                    ------Account Values------
     Beg of      Amount Allocated    Actual EDCA        EDCA        1st Payment    2nd Payment
     Month            to EDCA         Transfer      Account Value     Bucket         Bucket
     ------      ----------------    -----------    -------------   -----------    -----------
       1               12000            2000           10000          10000
       2                                2000            8095           8095
       3                                2000            6172           6172
       4                6000            3000            9230           3230           6000
       5                                3000            6309            261           6048
       6                                3000            3359              0           3359
       7                                3000             386              0            386
       8                                 389               0              0              0
       9                                   0               0              0              0
       10                                  0               0              0              0
       11                                  0               0              0              0
       12                                  0               0              0              0
       13                                  0               0              0              0
       14                                  0               0              0              0
       15                                  0               0              0              0

12-Month EDCA

The following example demonstrates how the 12-month Enhanced Dollar Cost Averaging (EDCA) program operates when multiple purchase payments are allocated to the program. The example assumes that a $24,000 purchase payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $22,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 12% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $24,000 allocation amount by 12 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA account value are accumulated at the EDCA interest rate using the following formula:

Account Value 1st Payment Bucket (month 2) =
Account Value 1st Payment Bucket (month 1) x (1+EDCA Rate) ^ (1/12)- EDCA Transfer Amount

At the beginning of the 6th month, a second purchase payment of $12,000 is allocated to the EDCA program. The entire $12,000 is allocated to the 2nd Payment Bucket where it is credited with a 10% effective annual interest rate. This second purchase payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $12,000 allocation amount divided by 12) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the account value in the 1st Payment Bucket until exhausted and then against the account value in the 2nd Payment Bucket until it is exhausted.

                                                                    ------Account Values------
     Beg of      Amount Allocated    Actual EDCA        EDCA        1st Payment    2nd Payment
     Month            to EDCA         Transfer      Account Value     Bucket         Bucket
     ------      ----------------    -----------    -------------   -----------    -----------
       1               24000            2000           22000          2000
       2                                2000           20209          0209
       3                                2000           18401          8401
       4                                2000           16575          6575
       5                                2000           14732          4732
       6               12000            3000           23872          1872            12000
       7                                3000           21801          8985            12096
       8                                3000           18262          6070            12192
       9                                3000           15417          3128            12289
       10                               3000           12545           157            12387
       11                               3000            9645             0             9645
       12                               3000            6722             0             6722
       13                               3000            3776             0             3776
       14                               3000             806             0              806
       15                                812               0             0                0

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                  INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT

                                    issued by

                    METLIFE INVESTORS USA SEPARATE ACCOUNT A

                                       AND

                     METLIFE INVESTORS USA INSURANCE COMPANY

THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED MAY 2, 2002, FOR THE INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT WHICH IS DESCRIBED HEREIN.

THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS CALL OR WRITE US
AT: P.O. BOX 10366, DES MOINES, IOWA 50306-0366 (800) 343-8496.

THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED MAY 2, 2002.

                                TABLE OF CONTENTS

                                                                           PAGE

COMPANY

EXPERTS

CUSTODIAN LEGAL MATTERS

DISTRIBUTION

   Reduction or Elimination of the Withdrawal Charge

CALCULATION OF PERFORMANCE INFORMATION

   Total Return

   Performance Information

PART 1 - SEPARATE ACCOUNT PERFORMANCE

PART 2 - HISTORICAL FUND PERFORMANCE

   Historical Unit Values

   Reporting Agencies

ANNUITY PROVISIONS

   Variable Annuity

   Fixed Annuity

   Mortality and Expense Guarantee

   Regulatory Restrictions on Transactions

FINANCIAL STATEMENTS

                                     COMPANY

MetLife Investors USA Insurance Company (MetLife Investors USA) is a stock life insurance company founded on September 13, 1960, and organized under the laws of the State of Delaware. Its principal executive offices are located at 22 Corporate Plaza Drive, Newport Beach, California 92660. MetLife Investors USA is authorized to transact the business of life insurance, including annuities, and is currently licensed to do business in all states except New York and in the District of Columbia. MetLife Investors USA is a wholly-owned subsidiary of MetLife Investors Group, Inc ("MLIG"). MLIG in turn is a wholly-owned subsidiary of Metropolitan Life Insurance Company ("MetLife"), a New York life insurance company. We changed our name to MetLife Investors USA Insurance Company on February 12, 2001. In certain states the new name may not yet be approved. In those states we will continue to use Security First Life Insurance Company until our new name is approved.

We are a member of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

                                     EXPERTS

The financial statements of the Company as of and for the years ended December 31, 2001, 2000 and 1999, included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the sub-accounts of the Separate Account as of December 31, 2001, and for each of the periods in the two years then ended included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is One City Centre, St. Louis, Missouri 63101.

                                    CUSTODIAN

MetLife Investors USA Insurance Company, P.O. Box 10366, Des Moines, Iowa 50306-0366, is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.

                                  LEGAL MATTERS

Sutherland Asbill & Brennan LLP, Washington, DC has provided advice on certain matters relating to the federal securities and income tax laws in connection with the Contracts.

                                  DISTRIBUTION

MetLife Investors Distribution Company acts as the distributor. MetLife Investors Distribution Company is an affiliate of the Company. The offering is on a continuous basis.

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE

The amount of the withdrawal charge on the contracts may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the withdrawal charge will be determined by the Company after examination of all the relevant factors such as:

1. The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of contracts with fewer sales contacts.

2. The total amount of purchase payments to be received will be considered. Per contract sales expenses are likely to be less on larger purchase payments than on smaller ones.

3. Any prior or existing relationship with the Company will be considered. Per contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the contract with fewer sales contacts.

4. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the withdrawal charge.

The withdrawal charge may be eliminated when the contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will any reduction or elimination of the withdrawal charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.

                     CALCULATION OF PERFORMANCE INFORMATION

TOTAL RETURN

From time to time, the Company may advertise performance data. Such data will show the percentage change in the value of an accumulation unit based on the performance of an investment portfolio over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the accumulation unit value at the beginning of the period.

Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of the separate account product charges (including death benefit rider charges), the expenses for the underlying investment portfolio being advertised and any applicable account fee, withdrawal charges and Living Benefit rider charge. For purposes of calculating performance information, the Living Benefit rider charge is reflected as a percentage of account value. Premium taxes are not reflected.

The hypothetical value of a contract purchased for the time periods described in the advertisement will be determined by using the actual accumulation unit values for an initial $1,000 purchase payment, and deducting any applicable account fee and any applicable withdrawal charges to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:

                    n
            P (1 + T) = ERV

Where:

     P =          a hypothetical initial payment of $1,000

     T =          average annual total return

     n =          number of years

     ERV = ending redeemable value at the end of the time periods used (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the 1,5 or 10 year periods used.

The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of any account fee, withdrawal charge and Living Benefit rider charge. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.

Owners should note that the investment results of each investment portfolio will fluctuate over time, and any presentation of the investment portfolio's total return for any period should not be considered as a representation of what an investment may earn or what the total return may be in any future period.

Future performance of the portfolios will vary and the results shown are not necessarily representative of future results. Performance for periods ending after those shown may vary substantially from the examples shown. The performance for a portfolio is calculated for a specified period of time by assuming an initial purchase payment of $1,000 allocated to the portfolio. There are performance figures for the accumulation units that reflect the separate account product charges (including the death benefit rider charge) as well as the portfolio expenses. There are also performance figures for the accumulation units that reflect the separate account product charge (including the death benefit rider charge), the account fee, the Living Benefit rider charge, the portfolio expenses, and assume that you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected. The percentage increases (decreases) are determined by subtracting the initial purchase payment from the ending value and dividing the remainder by the beginning value. The performance may also show figures when no withdrawal is assumed.

PERFORMANCE INFORMATION

Future performance will vary and the results shown are not necessarily representative of future results.

Note: The figures below present investment performance information for the periods ended December 31, 2001. While these numbers represent the returns as of that date, they do not represent performance information of the portfolios since that date. Performance information for the periods after December 31, 2001, may be different than the numbers shown below.

                      PART 1 - SEPARATE ACCOUNT PERFORMANCE

Shown below is the average annual total return of the separate account corresponding to each investment portfolio since the portfolio was first made available in the separate account. Also shown (when available) is adjusted historical investment portfolio average annual total return prior to the portfolio's availability in the separate account, derived from the performance of each investment portfolio adjusted to reflect charges as noted below. This adjusted historical investment portfolio average annual total return is denoted by an asterisk (*).

There are 5 charts below. Each chart presents performance information based upon which riders you select.

Chart 1 is for contracts with the Principal Protection death benefit with no additional riders.
Chart 2 is for contracts with the Annual Step-Up death benefit.
Chart 3 is for contracts with the Compounded-Plus death benefit and for contracts with the Principal Protection death benefit and the Additional Death Benefit - Earnings Preservation benefit.
Chart 4 is for contracts with the Annual Step-Up death benefit and the
        Additional Death Benefit - Earnings Preservation benefit.
Chart 5 is for contracts with the Compounded-Plus death benefit and the Additional Death Benefit - Earnings Preservation benefit.

o Column A presents performance figures for the accumulation units which reflect the separate account product charges (including the death benefit rider charge, the account fee and the Living Benefit rider charge), the fees and expenses of each portfolio, and assumes that you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected.

o Column B presents performance figures for the accumulation units which reflect the separate account product charges (including the death benefit rider charge) and fees and expenses of each portfolio.

Total Return for the periods ended December 31, 2001:

METLIFE INVESTORS USA SEPARATE ACCOUNT A (MLIUSA)                   Accumulation Unit Performance   Accumulation Unit Performance
C-SHARE VA                                                                     Column A                        Column B
AS OF 12/31/01                                                       (Reflects all charges and    (reflects separate account product
CHART 1                                                                   portfolio expenses)       charges and portfolio expenses)
                                                                    ------------------------------  -------------------------------

                                                         SEPARATE
                                                         ACCOUNT
                                                         INCEPTION
                                                           DATE
                                                            IN                            SINCE                           SINCE
                   PORTFOLIO                             PORTFOLIO    1 YEAR    5 YEAR   INCEPTION    1 YEAR   5 YEAR   INCEPTION
Met Investors - Janus Aggressive Growth Portfolio B       3/21/01         N/A      N/A     -9.72%         N/A      N/A    -9.37%
Met Investors - Lord Abbett Bond Debenture B              3/21/01       1.23%*   3.32%*    -0.54%       1.68%*   3.77%*   -0.17%
Met Investors - Lord Abbett Growth & Income B              2/9/01      -8.05%*   9.45%*    -4.93%      -7.63%*   9.91%*   -4.53%
Met Investors - Met Putnam Research Portfolio B           3/21/01         N/A      N/A     -1.53%         N/A      N/A    -1.16%
Met Investors - MFS Mid Cap Growth Portfolio B            3/21/01         N/A      N/A      1.04%         N/A      N/A     1.42%
Met Investors - MFS Research International Portfolio B    3/21/01         N/A      N/A     -5.44%         N/A      N/A    -5.08%
Met Investors - MIST AIM Mid Cap Core Equity Portfolio B  10/9/01         N/A      N/A      9.64%         N/A      N/A     9.83%
Met Investors - MIST AIM Small Cap Growth Portfolio B     10/9/01         N/A      N/A     18.24%         N/A      N/A    18.43%
Met Investors - MIST SSR Concentrated Int'l Portfolio B   10/9/01         N/A      N/A      9.08%         N/A      N/A     9.27%
Met Investors - Oppenheimer Capital Appreciation B        3/21/01         N/A      N/A     -1.71%         N/A      N/A    -1.34%
Met Investors - PIMCO Innovation Portfolio B              3/21/01         N/A      N/A    -16.33%         N/A      N/A   -16.00%
Met Investors - PIMCO Money Market Portfolio B            3/21/01         N/A      N/A      0.78%         N/A      N/A     1.16%
Met Investors - PIMCO Total Return Portfolio B            3/21/01         N/A      N/A      3.02%         N/A      N/A     3.40%
MetLife - MetLife Stock Index B                           10/9/01     -15.46%*   7.34%*     8.23%     -15.06%*   7.79%*    8.41%
Zenith - Davis Venture Value E                            3/21/01     -13.16%*   9.25%*     0.91%     -12.75%*   9.71%*    1.29%
Zenith - Harris Oakmark Focused Value B                   3/21/01      24.68%*   8.68%*    18.73%      25.22%*   9.16%*   19.15%




METLIFE INVESTORS USA SEPARATE ACCOUNT A (MLIUSA)                   Accumulation Unit Performance   Accumulation Unit Performance
C-SHARE VA                                                                     Column A                        Column B
AS OF 12/31/01                                                       (Reflects all charges and    (reflects separate account product
CHART 2                                                                   portfolio expenses)       charges and portfolio expenses)
                                                                    ------------------------------  -------------------------------

                                                         SEPARATE
                                                         ACCOUNT
                                                         INCEPTION
                                                           DATE
                                                            IN                            SINCE                           SINCE
                   PORTFOLIO                             PORTFOLIO    1 YEAR    5 YEAR   INCEPTION    1 YEAR   5 YEAR   INCEPTION
Met Investors - Janus Aggressive Growth Portfolio B       3/21/01         N/A      N/A     -9.79%         N/A      N/A    -9.44%
Met Investors - Lord Abbett Bond Debenture B              3/21/01       1.12%*   3.21%*    -0.62%       1.58%*   3.66%*   -0.25%
Met Investors - Lord Abbett Growth & Income B              2/9/01      -8.15%*   9.33%*    -5.01%      -7.72%*   9.79%*   -4.62%
Met Investors - Met Putnam Research Portfolio B           3/21/01         N/A      N/A     -1.60%         N/A      N/A    -1.23%
Met Investors - MFS Mid Cap Growth Portfolio B            3/21/01         N/A      N/A      0.96%         N/A      N/A     1.34%
Met Investors - MFS Research International Portfolio B    3/21/01         N/A      N/A     -5.51%         N/A      N/A    -5.16%
Met Investors - MIST AIM Mid Cap Core Equity Portfolio B  10/9/01         N/A      N/A      9.61%         N/A      N/A     9.80%
Met Investors - MIST AIM Small Cap Growth Portfolio B     10/9/01         N/A      N/A     18.21%         N/A      N/A    18.40%
Met Investors - MIST SSR Concentrated Int'l Portfolio B   10/9/01         N/A      N/A      9.06%         N/A      N/A     9.24%
Met Investors - Oppenheimer Capital Appreciation B        3/21/01         N/A      N/A     -1.79%         N/A      N/A    -1.42%
Met Investors - PIMCO Innovation Portfolio B              3/21/01         N/A      N/A    -16.40%         N/A      N/A   -16.07%
Met Investors - PIMCO Money Market Portfolio B            3/21/01         N/A      N/A      0.48%         N/A      N/A     0.86%
Met Investors - PIMCO Total Return Portfolio B            3/21/01         N/A      N/A      2.94%         N/A      N/A     3.32%
MetLife - MetLife Stock Index B                           10/9/01     -15.55%*   7.23%*     8.20%     -15.15%*   7.68%*    8.39%
Zenith - Davis Venture Value E                            3/21/01     -13.25%*   9.15%*     0.83%     -12.84%*   9.60%*    1.21%
Zenith - Harris Oakmark Focused Value B                   3/21/01      24.55%*   8.57%*    18.63%      25.09%*   9.05%*   19.06%




METLIFE INVESTORS USA SEPARATE ACCOUNT A (MLIUSA)                   Accumulation Unit Performance   Accumulation Unit Performance
C-SHARE VA                                                                     Column A                        Column B
AS OF 12/31/01                                                       (Reflects all charges and    (reflects separate account product
CHART 3                                                                   portfolio expenses)       charges and portfolio expenses)
                                                                    ------------------------------  -------------------------------

                                                         SEPARATE
                                                         ACCOUNT
                                                         INCEPTION
                                                           DATE
                                                            IN                            SINCE                           SINCE
                   PORTFOLIO                             PORTFOLIO    1 YEAR    5 YEAR   INCEPTION    1 YEAR   5 YEAR   INCEPTION
Met Investors - Janus Aggressive Growth Portfolio B       3/21/01         N/A      N/A     -9.90%         N/A      N/A    -9.55%
Met Investors - Lord Abbett Bond Debenture B              3/21/01       0.97%*   3.06%*    -0.74%       1.43%*   3.51%*   -0.36%
Met Investors - Lord Abbett Growth & Income B              2/9/01      -8.29%*   9.17%*    -5.14%      -7.86%*   9.63%*   -4.74%
Met Investors - Met Putnam Research Portfolio B           3/21/01         N/A      N/A     -1.72%         N/A      N/A    -1.35%
Met Investors - MFS Mid Cap Growth Portfolio B            3/21/01         N/A      N/A      0.85%         N/A      N/A     1.22%
Met Investors - MFS Research International Portfolio B    3/21/01         N/A      N/A     -5.63%         N/A      N/A    -5.27%
Met Investors - MIST AIM Mid Cap Core Equity Portfolio B  10/9/01         N/A      N/A      9.58%         N/A      N/A     9.76%
Met Investors - MIST AIM Small Cap Growth Portfolio B     10/9/01         N/A      N/A     18.17%         N/A      N/A    18.36%
Met Investors - MIST SSR Concentrated Int'l Portfolio B   10/9/01         N/A      N/A      9.02%         N/A      N/A     9.21%
Met Investors - Oppenheimer Capital Appreciation B        3/21/01         N/A      N/A     -1.89%         N/A      N/A    -1.52%
Met Investors - PIMCO Innovation Portfolio B              3/21/01         N/A      N/A    -16.49%         N/A      N/A   -16.17%
Met Investors - PIMCO Money Market Portfolio B            3/21/01         N/A      N/A      0.60%         N/A      N/A     0.98%
Met Investors - PIMCO Total Return Portfolio B            3/21/01         N/A      N/A      2.82%         N/A      N/A     3.20%
MetLife - MetLife Stock Index B                           10/9/01     -15.67%*   7.07%*     8.16%     -15.28%*   7.52%*    8.35%
Zenith - Davis Venture Value E                            3/21/01     -13.38%*   8.98%*     0.72%     -12.97%*   9.44%*    1.09%
Zenith - Harris Oakmark Focused Value B                   3/21/01      24.37%*   8.41%*    18.50%      24.91%*   8.88%*   18.92%




METLIFE INVESTORS USA SEPARATE ACCOUNT A (MLIUSA)                   Accumulation Unit Performance   Accumulation Unit Performance
C-SHARE VA                                                                     Column A                        Column B
AS OF 12/31/01                                                       (Reflects all charges and    (reflects separate account product
CHART 4                                                                   portfolio expenses)       charges and portfolio expenses)
                                                                    ------------------------------  -------------------------------

                                                         SEPARATE
                                                         ACCOUNT
                                                         INCEPTION
                                                           DATE
                                                            IN                            SINCE                           SINCE
                   PORTFOLIO                             PORTFOLIO    1 YEAR    5 YEAR   INCEPTION    1 YEAR   5 YEAR   INCEPTION
Met Investors - Janus Aggressive Growth Portfolio B       3/21/01         N/A      N/A     -9.97%         N/A      N/A    -9.62%
Met Investors - Lord Abbett Bond Debenture B              3/21/01       0.87%*   2.95%*    -0.81%       1.32%*   3.40%*   -0.44%
Met Investors - Lord Abbett Growth & Income B              2/9/01      -8.38%*   9.06%*    -5.23%      -7.95%*   9.52%*   -4.83%
Met Investors - Met Putnam Research Portfolio B           3/21/01         N/A      N/A     -1.79%         N/A      N/A    -1.43%
Met Investors - MFS Mid Cap Growth Portfolio B            3/21/01         N/A      N/A      0.77%         N/A      N/A     1.14%
Met Investors - MFS Research International Portfolio B    3/21/01         N/A      N/A     -5.70%         N/A      N/A    -5.34%
Met Investors - MIST AIM Mid Cap Core Equity Portfolio B  10/9/01         N/A      N/A      9.55%         N/A      N/A     9.74%
Met Investors - MIST AIM Small Cap Growth Portfolio B     10/9/01         N/A      N/A     18.14%         N/A      N/A    18.34%
Met Investors - MIST SSR Concentrated Int'l Portfolio B   10/9/01         N/A      N/A      9.00%         N/A      N/A     9.18%
Met Investors - Oppenheimer Capital Appreciation B        3/21/01         N/A      N/A     -1.98%         N/A      N/A    -1.61%
Met Investors - PIMCO Innovation Portfolio B              3/21/01         N/A      N/A    -16.56%         N/A      N/A   -16.23%
Met Investors - PIMCO Money Market Portfolio B            3/21/01         N/A      N/A      0.29%         N/A      N/A     0.66%
Met Investors - PIMCO Total Return Portfolio B            3/21/01         N/A      N/A      2.74%         N/A      N/A     3.12%
MetLife - MetLife Stock Index B                           10/9/01     -15.76%*   6.96%*     8.14%     -15.36%*   7.41%*    8.33%
Zenith - Davis Venture Value E                            3/21/01     -13.47%*   8.87%*     0.64%     -13.06%*   9.33%*    1.01%
Zenith - Harris Oakmark Focused Value B                   3/21/01      24.24%*   8.30%*    18.40%      24.78%*   8.78%*   18.83%




METLIFE INVESTORS USA SEPARATE ACCOUNT A (MLIUSA)                   Accumulation Unit Performance   Accumulation Unit Performance
C-SHARE VA                                                                     Column A                        Column B
AS OF 12/31/01                                                       (Reflects all charges and    (reflects separate account product
CHART 5                                                                   portfolio expenses)       charges and portfolio expenses)
                                                                    ------------------------------  -------------------------------

                                                         SEPARATE
                                                         ACCOUNT
                                                         INCEPTION
                                                           DATE
                                                            IN                            SINCE                           SINCE
                   PORTFOLIO                             PORTFOLIO    1 YEAR    5 YEAR   INCEPTION    1 YEAR   5 YEAR   INCEPTION
Met Investors - Janus Aggressive Growth Portfolio B       3/21/01         N/A      N/A    -10.07%         N/A      N/A    -9.72%
Met Investors - Lord Abbett Bond Debenture B              3/21/01       0.72%*   2.80%*    -0.93%       1.17%*   3.25%*   -0.56%
Met Investors - Lord Abbett Growth & Income B              2/9/01      -8.52%*   8.90%*    -5.35%      -8.09%*   9.36%*   -4.95%
Met Investors - Met Putnam Research Portfolio B           3/21/01         N/A      N/A     -1.91%         N/A      N/A    -1.54%
Met Investors - MFS Mid Cap Growth Portfolio B            3/21/01         N/A      N/A      0.65%         N/A      N/A     1.03%
Met Investors - MFS Research International Portfolio B    3/21/01         N/A      N/A     -5.81%         N/A      N/A    -5.45%
Met Investors - MIST AIM Mid Cap Core Equity Portfolio B  10/9/01         N/A      N/A      9.51%         N/A      N/A     9.70%
Met Investors - MIST AIM Small Cap Growth Portfolio B     10/9/01         N/A      N/A     18.10%         N/A      N/A    18.30%
Met Investors - MIST SSR Concentrated Int'l Portfolio B   10/9/01         N/A      N/A      8.96%         N/A      N/A     9.15%
Met Investors - Oppenheimer Capital Appreciation B        3/21/01         N/A      N/A     -2.10%         N/A      N/A    -1.73%
Met Investors - PIMCO Innovation Portfolio B              3/21/01         N/A      N/A    -16.66%         N/A      N/A   -16.33%
Met Investors - PIMCO Money Market Portfolio B            3/21/01         N/A      N/A      0.42%         N/A      N/A     0.80%
Met Investors - PIMCO Total Return Portfolio B            3/21/01         N/A      N/A      2.62%         N/A      N/A     3.00%
MetLife - MetLife Stock Index B                           10/9/01     -15.89%*   6.80%*     8.10%     -15.49%*   7.25%*    8.29%
Zenith - Davis Venture Value E                            3/21/01     -13.60%*   8.71%*     0.52%     -13.19%*   9.16%*    0.89%
Zenith - Harris Oakmark Focused Value B                   3/21/01      24.05%*   8.14%*    18.26%      24.59%*   8.61%*   18.69%

                      PART 2 - HISTORICAL FUND PERFORMANCE

The information is based upon the historical experience of the portfolios and is for the periods shown. The charts below show the investment performance of the portfolios and the accumulation unit performance calculated by assuming that the contracts were invested in the portfolios for the same periods.

There are 5 charts below. Each chart presents performance information based upon which riders you select.

Chart 1 is for contracts with the Principal Protection death benefit with no additional riders.
Chart 2 is for contracts with the Annual Step-Up death benefit.
Chart 3 is for contracts with the Compounded-Plus death benefit and for contracts with the Principal Protection death benefit and the Additional Death Benefit - Earnings Preservation benefit.
Chart 4 is for contracts with the Annual Step-Up death benefit and the
        Additional Death Benefit - Earnings Preservation benefit.
Chart 5 is for contracts with the Compounded-Plus death benefit and the Additional Death Benefit - Earnings Preservation benefit.

o The performance figures in Column A reflect the fees and expenses paid by each portfolio.

o Column B presents performance figures for the accumulation units that reflect the separate account product charges (including the death benefit rider charge, the account fee and the Living Benefit rider charges, the fees and expenses of each portfolio, and assumes that you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected.

o Column C presents performance figures for the accumulation units that reflect the separate account product charges (including the death benefit rider charge) and the fees and expenses of each portfolio.

Total Return for the periods ended December 31, 2001:

METLIFE INVESTORS USA SEPARATE ACCOUNT A (MLIUSA)                                     Accumulation               Accumulation
C-SHARE VA                                                                         Unit Performance            Unit Performance
AS OF 12/31/01                                               Column A                  Column B                    Column C
CHART 1                                                                                                   (reflects separate account
                                                                               (Reflects all charges and      product charges and
                                                       Portfolio Performance       portfolio expenses)        portfolio expenses)
                                                    -------------------------- -------------------------- --------------------------

                                          PORTFOLIO                   10 YRS OR                  10 YRS OR                 10 YRS OR
                                          INCEPTION                     SINCE                      SINCE                     SINCE
                PORTFOLIO                    DATE    1 YEAR   5 YEAR  INCEPTION 1 YEAR   5 YEAR  INCEPTION 1 YEAR  5 YEAR  INCEPTION
Met Investors - Janus Aggressive Growth
  Portfolio B                              2/12/01      N/A      N/A  -26.00%      N/A      N/A  -27.47%*     N/A      N/A  -27.15%*
Met Investors - Lord Abbett Bond
  Debenture B                               5/1/96    3.50%    5.22%    6.68%    1.23%*   3.32%*   4.86%*   1.68%*   3.77%*   5.31%*
Met Investors - Lord Abbett Growth
  & Income B                              12/11/89   -5.97%   11.84%   13.84%   -8.05%*   9.45%*  11.41%*  -7.63%*   9.91%*  11.87%*
Met Investors - Met Putnam Research
  Portfolio B                              2/12/01      N/A      N/A  -18.33%      N/A      N/A  -19.94%*     N/A      N/A  -19.59%*
Met Investors - MFS Mid Cap Growth
  Portfolio B                              2/12/01      N/A      N/A  -16.60%      N/A      N/A  -18.24%*     N/A      N/A  -17.89%*
Met Investors - MFS Research
  International Portfolio B                2/12/01      N/A      N/A  -15.14%      N/A      N/A  -16.81%*     N/A      N/A  -16.45%*
Met Investors - MIST AIM Mid Cap Core
  Equity Portfolio B                       10/9/01      N/A      N/A   10.26%      N/A      N/A    9.64%      N/A      N/A    9.83%
Met Investors - MIST AIM Small Cap
  Growth Portfolio B                       10/9/01      N/A      N/A   18.90%      N/A      N/A   18.24%      N/A      N/A   18.43%
Met Investors - MIST SSR Concentrated
  Int'l Portfolio B                        10/9/01      N/A      N/A    9.69%      N/A      N/A    9.08%      N/A      N/A    9.27%
Met Investors - Oppenheimer Capital
  Appreciation B                           2/12/01      N/A      N/A  -14.27%      N/A      N/A  -15.95%*     N/A      N/A  -15.59%*
Met Investors - PIMCO Innovation
  Portfolio B                              2/12/01      N/A      N/A  -38.30%      N/A      N/A  -39.54%*     N/A      N/A  -39.26%*
Met Investors - PIMCO Money Market
  Portfolio B                              2/12/01      N/A      N/A    2.85%      N/A      N/A    1.04%*     N/A      N/A    1.45%*
Met Investors - PIMCO Total Return
  Portfolio B                              2/12/01      N/A      N/A    6.68%      N/A      N/A    4.61%*     N/A      N/A    5.04%*
MetLife - MetLife Stock Index B             5/1/90  -12.40%   10.02%   12.29%  -15.46%*   7.34%*   9.71%* -15.06%*   7.79%*  10.16%*
Zenith - Davis Venture Value E            10/31/94  -11.28%   11.65%   16.17%  -13.16%*   9.25%*  13.66%* -12.75%*   9.71%*  14.12%*
Zenith - Harris Oakmark Focused Value B    4/30/93   27.51%   11.11%   13.27%   24.68%*   8.68%*  10.81%*  25.22%*   9.16%*  11.27%*




METLIFE INVESTORS USA SEPARATE ACCOUNT A (MLIUSA)                                     Accumulation               Accumulation
C-SHARE VA                                                                         Unit Performance            Unit Performance
AS OF 12/31/01                                               Column A                  Column B                    Column C
CHART 2                                                                                                   (reflects separate account
                                                                               (Reflects all charges and      product charges and
                                                       Portfolio Performance       portfolio expenses)        portfolio expenses)
                                                    -------------------------- -------------------------- --------------------------

                                          PORTFOLIO                   10 YRS OR                  10 YRS OR                 10 YRS OR
                                          INCEPTION                     SINCE                      SINCE                     SINCE
                PORTFOLIO                    DATE    1 YEAR   5 YEAR  INCEPTION 1 YEAR   5 YEAR  INCEPTION 1 YEAR  5 YEAR  INCEPTION
Met Investors - Janus Aggressive Growth
  Portfolio B                              2/12/01      N/A      N/A  -26.00%      N/A      N/A  -27.54%*     N/A      N/A  -27.21%*
Met Investors - Lord Abbett Bond
  Debenture B                               5/1/96    3.50%    5.22%    6.68%    1.12%*   3.21%*   4.75%*   1.58%*   3.66%*   5.21%*
Met Investors - Lord Abbett Growth
  & Income B                              12/11/89   -5.97%   11.84%   13.84%   -8.15%*   9.33%*  11.30%*  -7.72%*   9.79%*  11.75%*
Met Investors - Met Putnam Research
  Portfolio B                              2/12/01      N/A      N/A  -18.33%      N/A      N/A  -20.01%*     N/A      N/A  -19.66%*
Met Investors - MFS Mid Cap Growth
  Portfolio B                              2/12/01      N/A      N/A  -16.60%      N/A      N/A  -18.31%*     N/A      N/A  -17.96%*
Met Investors - MFS Research
  International Portfolio B                2/12/01      N/A      N/A  -15.14%      N/A      N/A  -16.88%*     N/A      N/A  -16.52%*
Met Investors - MIST AIM Mid Cap Core
  Equity Portfolio B                       10/9/01      N/A      N/A   10.26%      N/A      N/A    9.61%      N/A      N/A    9.80%
Met Investors - MIST AIM Small Cap
  Growth Portfolio B                       10/9/01      N/A      N/A   18.90%      N/A      N/A   18.21%      N/A      N/A   18.40%
Met Investors - MIST SSR Concentrated
  Int'l Portfolio B                        10/9/01      N/A      N/A    9.69%      N/A      N/A    9.06%      N/A      N/A    9.24%
Met Investors - Oppenheimer Capital
  Appreciation B                           2/12/01      N/A      N/A  -14.27%      N/A      N/A  -16.03%*     N/A      N/A  -15.67%*
Met Investors - PIMCO Innovation
  Portfolio B                              2/12/01      N/A      N/A  -38.30%      N/A      N/A  -39.60%*     N/A      N/A  -39.31%*
Met Investors - PIMCO Money Market
  Portfolio B                              2/12/01      N/A      N/A    2.85%      N/A      N/A    0.73%*     N/A      N/A    1.14%*
Met Investors - PIMCO Total Return
  Portfolio B                              2/12/01      N/A      N/A    6.68%      N/A      N/A    4.52%*     N/A      N/A    4.95%*
MetLife - MetLife Stock Index B             5/1/90  -12.40%   10.02%   12.29%  -15.55%*   7.23%*   9.60%* -15.15%*   7.68%*  10.05%*
Zenith - Davis Venture Value E            10/31/94  -11.28%   11.65%   16.17%  -13.25%*   9.15%*  13.55%* -12.84%*   9.60%*  14.01%*
Zenith - Harris Oakmark Focused Value B    4/30/93   27.51%   11.11%   13.27%   24.55%*   8.57%*  10.70%*  25.09%*   9.05%*  11.16%*




METLIFE INVESTORS USA SEPARATE ACCOUNT A (MLIUSA)                                     Accumulation               Accumulation
C-SHARE VA                                                                         Unit Performance            Unit Performance
AS OF 12/31/01                                               Column A                  Column B                    Column C
CHART 3                                                                                                   (reflects separate account
                                                                               (Reflects all charges and      product charges and
                                                       Portfolio Performance       portfolio expenses)        portfolio expenses)
                                                    -------------------------- -------------------------- --------------------------

                                          PORTFOLIO                   10 YRS OR                  10 YRS OR                 10 YRS OR
                                          INCEPTION                     SINCE                      SINCE                     SINCE
                PORTFOLIO                    DATE    1 YEAR   5 YEAR  INCEPTION 1 YEAR   5 YEAR  INCEPTION 1 YEAR  5 YEAR  INCEPTION
Met Investors - Janus Aggressive Growth
  Portfolio B                              2/12/01      N/A      N/A  -26.00%      N/A      N/A  -27.63%*     N/A      N/A  -27.31%*
Met Investors - Lord Abbett Bond
  Debenture B                               5/1/96    3.50%    5.22%    6.68%    0.97%*   3.06%*   4.60%*   1.43%*   3.51%*   5.05%*
Met Investors - Lord Abbett Growth
  & Income B                              12/11/89   -5.97%   11.84%   13.84%   -8.29%*   9.17%*  11.13%*  -7.86%*   9.63%*  11.59%*
Met Investors - Met Putnam Research
  Portfolio B                              2/12/01      N/A      N/A  -18.33%      N/A      N/A  -20.12%*     N/A      N/A  -19.77%*
Met Investors - MFS Mid Cap Growth
  Portfolio B                              2/12/01      N/A      N/A  -16.60%      N/A      N/A  -18.42%*     N/A      N/A  -18.07%*
Met Investors - MFS Research
  International Portfolio B                2/12/01      N/A      N/A  -15.14%      N/A      N/A  -16.99%*     N/A      N/A  -16.63%*
Met Investors - MIST AIM Mid Cap Core
  Equity Portfolio B                       10/9/01      N/A      N/A   10.26%      N/A      N/A    9.58%      N/A      N/A    9.76%
Met Investors - MIST AIM Small Cap
  Growth Portfolio B                       10/9/01      N/A      N/A   18.90%      N/A      N/A   18.17%      N/A      N/A   18.36%
Met Investors - MIST SSR Concentrated
  Int'l Portfolio B                        10/9/01      N/A      N/A    9.69%      N/A      N/A    9.02%      N/A      N/A    9.21%
Met Investors - Oppenheimer Capital
  Appreciation B                           2/12/01      N/A      N/A  -14.27%      N/A      N/A  -16.13%*     N/A      N/A  -15.77%*
Met Investors - PIMCO Innovation
  Portfolio B                              2/12/01      N/A      N/A  -38.30%      N/A      N/A  -39.68%*     N/A      N/A  -39.39%*
Met Investors - PIMCO Money Market
  Portfolio B                              2/12/01      N/A      N/A    2.85%      N/A      N/A    0.83%*     N/A      N/A    1.24%*
Met Investors - PIMCO Total Return
  Portfolio B                              2/12/01      N/A      N/A    6.68%      N/A      N/A    4.38%*     N/A      N/A    4.81%*
MetLife - MetLife Stock Index B             5/1/90  -12.40%   10.02%   12.29%  -15.67%*   7.07%*   9.44%* -15.28%*   7.52%*   9.89%*
Zenith - Davis Venture Value E            10/31/94  -11.28%   11.65%   16.17%  -13.38%*   8.98%*  13.38%* -12.97%*   9.44%*  13.84%*
Zenith - Harris Oakmark Focused Value B    4/30/93   27.51%   11.11%   13.27%   24.37%*   8.41%*  10.53%*  24.91%*   8.88%*  10.99%*




METLIFE INVESTORS USA SEPARATE ACCOUNT A (MLIUSA)                                     Accumulation               Accumulation
C-SHARE VA                                                                         Unit Performance            Unit Performance
AS OF 12/31/01                                               Column A                  Column B                    Column C
CHART 4                                                                                                   (reflects separate account
                                                                               (Reflects all charges and      product charges and
                                                       Portfolio Performance       portfolio expenses)        portfolio expenses)
                                                    -------------------------- -------------------------- --------------------------

                                          PORTFOLIO                   10 YRS OR                  10 YRS OR                 10 YRS OR
                                          INCEPTION                     SINCE                      SINCE                     SINCE
                PORTFOLIO                    DATE    1 YEAR   5 YEAR  INCEPTION 1 YEAR   5 YEAR  INCEPTION 1 YEAR  5 YEAR  INCEPTION
Met Investors - Janus Aggressive Growth
  Portfolio B                              2/12/01      N/A      N/A  -26.00%      N/A      N/A  -27.69%*     N/A      N/A  -27.37%*
Met Investors - Lord Abbett Bond
  Debenture B                               5/1/96    3.50%    5.22%    6.68%    0.87%*   2.95%*   4.49%*   1.32%*   3.40%*   4.94%*
Met Investors - Lord Abbett Growth
  & Income B                              12/11/89   -5.97%   11.84%   13.84%   -8.38%*   9.06%*  11.02%*  -7.95%*   9.52%*  11.47%*
Met Investors - Met Putnam Research
  Portfolio B                              2/12/01      N/A      N/A  -18.33%      N/A      N/A  -20.19%*     N/A      N/A  -19.84%*
Met Investors - MFS Mid Cap Growth
  Portfolio B                              2/12/01      N/A      N/A  -16.60%      N/A      N/A  -18.50%*     N/A      N/A  -18.14%*
Met Investors - MFS Research
  International Portfolio B                2/12/01      N/A      N/A  -15.14%      N/A      N/A  -17.06%*     N/A      N/A  -16.71%*
Met Investors - MIST AIM Mid Cap Core
  Equity Portfolio B                       10/9/01      N/A      N/A   10.26%      N/A      N/A    9.55%      N/A      N/A    9.74%
Met Investors - MIST AIM Small Cap
  Growth Portfolio B                       10/9/01      N/A      N/A   18.90%      N/A      N/A   18.14%      N/A      N/A   18.34%
Met Investors - MIST SSR Concentrated
  Int'l Portfolio B                        10/9/01      N/A      N/A    9.69%      N/A      N/A    9.00%      N/A      N/A    9.18%
Met Investors - Oppenheimer Capital
  Appreciation B                           2/12/01      N/A      N/A  -14.27%      N/A      N/A  -16.21%*     N/A      N/A  -15.85%*
Met Investors - PIMCO Innovation
  Portfolio B                              2/12/01      N/A      N/A  -38.30%      N/A      N/A  -39.73%*     N/A      N/A  -39.44%*
Met Investors - PIMCO Money Market
  Portfolio B                              2/12/01      N/A      N/A    2.85%      N/A      N/A    0.51%*     N/A      N/A    0.92%*
Met Investors - PIMCO Total Return
  Portfolio B                              2/12/01      N/A      N/A    6.68%      N/A      N/A    4.29%*     N/A      N/A    4.71%*
MetLife - MetLife Stock Index B             5/1/90  -12.40%   10.02%   12.29%  -15.76%*   6.96%*   9.33%* -15.36%*   7.41%*   9.78%*
Zenith - Davis Venture Value E            10/31/94  -11.28%   11.65%   16.17%  -13.47%*   8.87%*  13.26%* -13.06%*   9.33%*  13.72%*
Zenith - Harris Oakmark Focused Value B    4/30/93   27.51%   11.11%   13.27%   24.24%*   8.30%*  10.42%*  24.78%*   8.78%*  10.88%*




METLIFE INVESTORS USA SEPARATE ACCOUNT A (MLIUSA)                                     Accumulation               Accumulation
C-SHARE VA                                                                         Unit Performance            Unit Performance
AS OF 12/31/01                                               Column A                  Column B                    Column C
CHART 5                                                                                                   (reflects separate account
                                                                               (Reflects all charges and      product charges and
                                                       Portfolio Performance       portfolio expenses)        portfolio expenses)
                                                    -------------------------- -------------------------- --------------------------

                                          PORTFOLIO                   10 YRS OR                  10 YRS OR                 10 YRS OR
                                          INCEPTION                     SINCE                      SINCE                     SINCE
                PORTFOLIO                    DATE    1 YEAR   5 YEAR  INCEPTION 1 YEAR   5 YEAR  INCEPTION 1 YEAR  5 YEAR  INCEPTION
Met Investors - Janus Aggressive Growth
  Portfolio B                              2/12/01      N/A      N/A  -26.00%      N/A      N/A  -27.79%*     N/A      N/A  -27.47%*
Met Investors - Lord Abbett Bond
  Debenture B                               5/1/96    3.50%    5.22%    6.68%    0.72%*   2.80%*   4.33%*   1.17%*   3.25%*   4.79%*
Met Investors - Lord Abbett Growth
  & Income B                              12/11/89   -5.97%   11.84%   13.84%   -8.52%*   8.90%*  10.86%*  -8.09%*   9.36%*  11.31%*
Met Investors - Met Putnam Research
  Portfolio B                              2/12/01      N/A      N/A  -18.33%      N/A      N/A  -20.29%*     N/A      N/A  -19.94%*
Met Investors - MFS Mid Cap Growth
  Portfolio B                              2/12/01      N/A      N/A  -16.60%      N/A      N/A  -18.60%*     N/A      N/A  -18.25%*
Met Investors - MFS Research
  International Portfolio B                2/12/01      N/A      N/A  -15.14%      N/A      N/A  -17.17%*     N/A      N/A  -16.82%*
Met Investors - MIST AIM Mid Cap Core
  Equity Portfolio B                       10/9/01      N/A      N/A   10.26%      N/A      N/A    9.51%      N/A      N/A    9.70%
Met Investors - MIST AIM Small Cap
  Growth Portfolio B                       10/9/01      N/A      N/A   18.90%      N/A      N/A   18.10%      N/A      N/A   18.30%
Met Investors - MIST SSR Concentrated
  Int'l Portfolio B                        10/9/01      N/A      N/A    9.69%      N/A      N/A    8.96%      N/A      N/A    9.15%
Met Investors - Oppenheimer Capital
  Appreciation B                           2/12/01      N/A      N/A  -14.27%      N/A      N/A  -16.32%*     N/A      N/A  -15.96%*
Met Investors - PIMCO Innovation
  Portfolio B                              2/12/01      N/A      N/A  -38.30%      N/A      N/A  -39.81%*     N/A      N/A  -39.52%*
Met Investors - PIMCO Money Market
  Portfolio B                              2/12/01      N/A      N/A    2.85%      N/A      N/A    0.63%*     N/A      N/A    1.04%*
Met Investors - PIMCO Total Return
  Portfolio B                              2/12/01      N/A      N/A    6.68%      N/A      N/A    4.15%*     N/A      N/A    4.58%*
MetLife - MetLife Stock Index B             5/1/90  -12.40%   10.02%   12.29%  -15.89%*   6.80%*   9.16%* -15.49%*   7.25%*   9.61%*
Zenith - Davis Venture Value E            10/31/94  -11.28%   11.65%   16.17%  -13.60%*   8.71%*  13.09%* -13.19%*   9.16%*  13.55%*
Zenith - Harris Oakmark Focused Value B    4/30/93   27.51%   11.11%   13.27%   24.05%*   8.14%*  10.26%*  24.59%*   8.61%*  10.72%*

--------------------------------

HISTORICAL UNIT VALUES

The Company may also show historical accumulation unit values in certain advertisements containing illustrations. These illustrations will be based on actual accumulation unit values.

In addition, the Company may distribute sales literature which compares the percentage change in accumulation unit values for any of the investment portfolios against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the investment portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.

REPORTING AGENCIES

The Company may also distribute sales literature which compares the performance of the accumulation unit values of the Contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.

The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of almost 4,000 investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.

The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service of Roswell, Georgia and published by Financial Planning Resources, Inc. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger.

Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.

                               ANNUITY PROVISIONS

VARIABLE ANNUITY

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount in proportion to the amount that the net investment factor exceeds the assumed investment return selected.

The Adjusted Contract Value (contract value, less any applicable premium taxes, account fee, and prorated Living Benefit rider charge, if any) will be applied to the applicable Annuity Table to determine the first annuity payment. The adjusted contract value is determined on the annuity calculation date, which is a business day no more than five (5) business days before the annuity date. The dollar amount of the first variable annuity payment is determined as follows:
The first variable annuity payment will be based upon the annuity option elected, the annuitant's age and sex, and the appropriate variable annuity option table. If, as of the annuity calculation date, the then current variable annuity option rates applicable to this class of contracts provide a first annuity payment greater than that which is guaranteed under the same annuity option under this contract, the greater payment will be made.

The dollar amount of variable annuity payments after the first payment is determined as follows:

       o dollar amount of the first variable annuity payment is divided by the value of an annuity unit for each applicable investment portfolio as of the annuity calculation date. This establishes the number of annuity units for each monthly payment. The number of annuity units for each applicable investment portfolio remains fixed during the annuity period, unless you transfer values from the investment portfolio to another investment portfolio;

       o the fixed number of annuity units per payment in each investment portfolio is multiplied by the annuity unit value for that investment portfolio for the business day for which the annuity payment is being calculated. This result is the dollar amount of the payment for each applicable investment portfolio, less any account fee. The account fee will be deducted prorata out of each annuity payment.

The total dollar amount of each variable annuity payment is the sum of all investment portfolio variable annuity payments.

ANNUITY UNIT - The initial annuity unit value for each investment portfolio of the Separate Account was set by us.

The subsequent annuity unit value for each investment portfolio is determined by multiplying the annuity unit value for the immediately preceding business day by the net investment factor for the investment portfolio for the current business day and multiplying the result by a factor for each day since the last business day which offsets the assumed investment return used to develop the variable annuity tables.

(1) the dollar amount of the first annuity payment is divided by the value of an annuity unit as of the annuity date. This establishes the number of annuity units for each monthly payment. The number of annuity units remains fixed during the annuity payment period.

(2) the fixed number of annuity units is multiplied by the annuity unit value for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.

NET INVESTMENT FACTOR - The net investment factor for each investment portfolio is determined by dividing A by B and multiplying by (1-C) where:

A is     (i)      the net asset value per share of the portfolio at the end of the current business day; plus

         (ii) any dividend or capital gains per share declared on behalf of such portfolio that has an ex-dividend date as of the current business day.

B is the net asset value per share of the portfolio for the immediately preceding business day.

C is     (i)      the separate account product charges and for each day
                  since the last business day. The daily charge is equal to the annual separate account product charges divided by 365; plus

         (ii) a charge factor, if any, for any taxes or any tax reserve we have established as a result of the operation of the Separate Account.

Transfers During the Annuity Phase:

o        You may not make a transfer from the fixed account to the Separate
         Account;

o Transfers among the subaccounts will be made by converting the number of annuity units being transferred to the number of annuity units of the subaccount to which the transfer is made, so that the next annuity payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, annuity payments will reflect changes in the value of the new annuity units; and

o        You may make a transfer from the Separate Account to the fixed account.
         The amount transferred to the fixed account from a subaccount of the Separate Account will be equal to the product of "(a)" multiplied by "(b)" multiplied by "(c)", where (a) is the number of annuity units representing your interest in the subaccount per annuity payment; (b) is the annuity unit value for the subaccount; and (c) is the present value of $1.00 per payment period for the remaining annuity benefit period based on the attained age of the annuitant at the time of transfer, calculated using the same actuarial basis as the variable annuity rates applied on the annuity date for the annuity option elected. Amounts transferred to the fixed account will be applied under the annuity option elected at the attained age of the annuitant at the time of the transfer using the fixed annuity option table. If at the time of transfer, the then current fixed annuity option rates applicable to this class of contracts provide a greater payment, the greater payment will be made. All amounts and annuity unit values will be determined as of the end of the business day on which the Company receives a notice.

FIXED ANNUITY

A fixed annuity is a series of payments made during the annuity phase which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Separate Account. The fixed account value on the day immediately preceding the annuity date will be used to determine the fixed annuity monthly payment. The first monthly annuity payment will be based upon the annuity option elected and the appropriate annuity option table.

MORTALITY AND EXPENSE GUARANTEE

The Company guarantees that the dollar amount of each annuity payment after the first annuity payment will not be affected by variations in mortality or expense experience.

LEGAL OR REGULATORY RESTRICTIONS ON TRANSACTIONS

If mandated under applicable law, the Company may be required to reject a premium payment. The Company may also be required to block a contract owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, death benefits or continue making annuity payments until instructions are received from the appropriate regulator.

                              FINANCIAL STATEMENTS

The financial statements of the Company included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the Contract.

INDEPENDENT AUDITORS' REPORT


The Board of Directors and Shareholder of
MetLife Investors USA Insurance Company and
Contract Owners of MetLife Investors USA Separate Account A

We have audited the accompanying statement of assets and liabilities of each of the sub-accounts (as disclosed in Note 1 to the financial statements) comprising MetLife Investors USA Separate Account A (the Separate Account) of MetLife Investors USA Insurance Company as of December 31, 2001, and the respective related statements of operations and the statements of changes in net assets for each of the periods in the two years then ended, and the financial highlights as of and for period ended December 31, 2001. These respective financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these respective financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the respective financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the respective financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodians and depositors of the Separate Account. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the respective financial position of each of the sub-accounts of MetLife Investors USA Separate Account A of MetLife Investors USA Insurance Company as of December 31, 2001, the respective results of their operations and the changes in their net assets for each of the periods in the two years then ended, and their financial highlights as of and for the year ended December 31, 2001 in conformity with accounting principles generally accepted in the United States of America.


/s/ DELOITTE & TOUCHE LLP

St. Louis, Missouri
April 26, 2002

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Assets and Liabilities
December 31, 2001

Sub-account assets:
   Investments at market value:
     Met Investors Series Trust (Met Investors):
       Lord Abbett Growth and Income Portfolio                            13,013,485 shares   $  326,117,935
       Lord Abbett Growth and Income Portfolio B                           1,370,852 shares       34,285,000
       Lord Abbett Bond Debenture Portfolio B                              1,182,926 shares       13,248,772
       Quality Bond Portfolio                                              2,455,465 shares       28,016,852
       Putnam Research Portfolio                                           4,362,132 shares       35,507,757
       Putnam Research Portfolio B                                         1,136,747 shares        9,241,751
       MIST AIM Mid Cap Equity Portfolio B                                    91,701 shares        1,010,541
       MIST AIM Small Cap Growth Portfolio B                                 118,856 shares        1,413,192
       MIST SSR Concentrated Int'l Portfolio B                                20,197 shares          218,930
       Oppenheimer Capital Appreciation Portfolio B                        2,538,046 shares       21,751,057
       PIMCO Money Market Portfolio B                                     20,686,769 shares       20,686,769
       Janus Aggressive Growth Portfolio B                                 1,387,907 shares       10,270,512
       PIMCO Total Return Bond Portfolio                                   2,724,062 shares       28,194,041
       PIMCO Total Return Bond Portfolio B                                 2,469,346 shares       25,508,341
       PIMCO Innovation Portfolio B                                          725,959 shares        4,479,166
       MFS Mid Cap Growth Portfolio B                                      1,644,757 shares       13,717,271
       MFS Research International Portfolio B                                904,359 shares        7,668,964
     AIM Variable Insurance Funds, Inc. (AIM):
       AIM V.I. Value Fund                                                    98,590 shares        2,302,066
       AIM V.I. Capital Appreciation Fund                                     49,041 shares        1,065,165
       AIM V.I. International Equity Fund                                     50,399 shares          751,445
       AIM V.I. Balanced Fund                                                145,822 shares        1,582,169
     MFS Variable Insurance Trust (MFS):
       MFS Research Series                                                    37,389 shares          535,412
       MFS Investors Trust Series                                             14,865 shares          254,629
       MFS New Discovery Series                                               39,706 shares          606,304
     Oppenheimer Variable Account Funds (Oppenheimer):
       Oppenheimer Main Street Growth & Income Fund                          123,804 shares        2,351,033
       Oppenheimer Bond Fund                                                  33,228 shares          372,481
       Oppenheimer Strategic Bond Fund                                        70,202 shares          324,334
       Oppenheimer Small Capital Growth Fund                                  14,527 shares          160,518
       Oppenheimer Money Fund                                                893,964 shares          893,964
     Variable Insurance Products Fund, Fund II and Fund III (Fidelity):
       VIP II Asset Manager Portfolio                                     13,100,488 shares      190,088,081
       VIP Growth Portfolio                                                9,749,452 shares      327,679,076
       VIP II Contrafund Portfolio                                        10,924,399 shares      219,908,144
       VIP Overseas Portfolio                                              1,096,521 shares       15,219,714
       VIP Equity-Income Portfolio                                         1,446,637 shares       32,910,995
       VIP II Index 500 Portfolio                                          1,992,481 shares      259,161,945
       VIP Money Market Portfolio                                         34,584,225 shares       34,584,225
     Scudder I Variable Series I (Scudder I):
       International Portfolio                                             2,132,260 shares       17,164,697
     Metropolitan Life Series (MetLife):
       Janus Mid Cap Portfolio                                                71,217 shares        1,044,035
       Russell 2000 Index Portfolio                                           39,367 shares          410,593
       Putnam International Stock Portfolio                                   34,931 shares          331,143
       Putnam Large Cap Growth Portfolio                                      91,321 shares          461,170

See accompanying notes to financial statements

                                                                     (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Assets and Liabilities
December 31, 2001

Sub-account assets, continued:
  Investments at market value, continued:
    Metropolitan Life Series (MetLife) (Cont'd):
      Loomis Sayles High Yield Bond Portfolio                                 10,774 shares   $       84,035
      MetLife Stock Index Portfolio B                                         60,107 shares        1,805,009
    VanKampen LIT Funds (VanKampen):
      Emerging Growth Fund                                                    29,730 shares          843,157
      Enterprise Fund                                                         17,922 shares          266,853
      Strategic Stock Fund                                                    24,093 shares          285,497
    Federated Investors Insurance Company (Federated):
      Equity Income Fund II                                                   39,293 shares          490,774
      High Income Bond Fund                                                   35,263 shares          272,234
      American Leaders Fund II                                                60,446 shares        1,163,576
      Growth Strategic Fund II                                                13,344 shares          235,519
    Neuberger Berman (Neuberger Berman):
      Genesis                                                                114,006 shares        3,318,713
      Partners                                                                98,856 shares        1,583,669
    The Alger American Fund (Alger):
      Small Capitalization Fund                                            3,381,671 shares       55,966,650
    T. Rowe Price Funds (T. Rowe):
      Growth Fund                                                          1,702,003 shares       41,154,427
      International Fund                                                     515,543 shares        5,665,817
      Prime Reserve Fund                                                   1,510,295 shares        1,510,295
    Janus Capital Funds Corp. (Janus):
      Aspen Worldwide Growth                                                 291,938 shares        8,331,913
    New England Zenith Fund (Zenith):
      Davis Venture Value Fund E                                           1,150,052 shares       26,853,714
      Harris Oakmark Mid Cap Value Fund B                                    120,646 shares       22,227,833
                                                                                              --------------
        Total assets                                                                          $1,863,559,874
                                                                                              ==============

Sub-account liabilities:
  Due to/(from) general account, net:
    Met Investors Lord Abbett Growth and Income Portfolio                                     $      464,236
    Met Investors Lord Abbett Growth and Income Portfolio B                                            7,792
    Met Investors Lord Abbett Bond Debenture Portfolio B                                               3,038
    Met Investors Quality Bond Portfolio                                                              38,620
    Met Investors Putnam Research Portfolio                                                            6,040
    Met Investors Putnam Research Portfolio B                                                          2,069
    Met Investors MIST AIM Mid Cap Equity Portfolio B                                                    346
    Met Investors MIST AIM Small Cap Growth Portfolio B                                                  390
    Met Investors MIST SSR Concentrated Int'l Portfolio B                                                199
    Met Investors Oppenheimer Capital Appreciation Portfolio B                                         5,054
    Met Investors PIMCO Money Market Portfolio B                                                       5,926
    Met Investors Janus Aggressive Growth Portfolio B                                                  2,226
    Met Investors PIMCO Total Return Portfolio                                                         4,918
    Met Investors PIMCO Total Return Bond Portfolio B                                                  5,952
    Met Investors PIMCO Innovation Portfolio B                                                       104,396
    Met Investors MFS Mid Cap Growth Portfolio B                                                       3,166
    Met Investors MFS Research International Portfolio B                                               1,838
    AIM V.I. Value Fund                                                                                2,330

See accompanying notes to financial statements

                                                                     (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Assets and Liabilities
December 31, 2001

Sub-account liabilities:
  Due to/(from) general account, net, continued:
    AIM V.I. Capital Appreciation Fund                                                        $        1,838
    AIM V.I. International Equity Fund                                                                   958
    AIM V.I. Balanced Fund                                                                             2,582
    MFS Research Series                                                                                  665
    MFS Investors Trust Series                                                                           199
    MFS New Discovery Series                                                                             698
    Oppenheimer Main Street Growth & Income Fund                                                       2,493
    Oppenheimer Bond Fund                                                                                792
    Oppenheimer Strategic Bond Fund                                                                      394
    Oppenheimer Small Cap Growth Fund                                                                  1,869
    Oppenheimer Money Fund                                                                               459
    Fidelity VIP II Asset Manager Portfolio                                                          301,072
    Fidelity VIP Growth Portfolio                                                                    411,163
    Fidelity VIP II Contrafund Portfolio                                                             272,991
    Fidelity VIP Overseas Portfolio                                                                   20,551
    Fidelity VIP Equity-Income Portfolio                                                              50,646
    Fidelity VIP II Index 500 Portfolio                                                            1,360,721
    Fidelity VIP Money Market Portfolio                                                               64,769
    Scudder I International Portfolio                                                                 26,174
    MetLife Janus Mid Cap Portfolio                                                                    8,075
    MetLife Russell 2000 Index Portfolio                                                               2,375
    MetLife Putnam International Stock Portfolio                                                       2,486
    MetLife Putnam Large Cap Growth Portfolio                                                            635
    MetLife Loomis Sayles High Yield Bond Portfolio                                                      351
    MetLife Stock Index Portfolio B                                                                      159
    Van Kampen Emerging Growth Fund                                                                    1,081
    Van Kampen Enterprise Fund                                                                           279
    Van Kampen Strategic Stock Fund                                                                      247
    Federated Equity Income Fund II                                                                      712
    Federated High Income Bond Fund                                                                      742
    Federated American Leaders II                                                                      1,813
    Federated Growth Strategic Fund II                                                                   446
    Neuberger Berman Genesis                                                                             980
    Neuberger Berman Partners                                                                          1,018
    Alger Small Capitalization Fund                                                                   78,586
    T. Rowe Growth Fund                                                                               74,043
    T. Rowe International Fund                                                                         8,103
    T. Rowe Prime Reserve Fund                                                                         1,849
    Janus Aspen Worldwide Growth                                                                       6,365
    New England Zenith Davis Venture Value Fund E                                                      6,063
    New England Zenith Harris Oakmark Mid Cap Value Fund B                                             5,233
                                                                                              --------------
      Total liabilities                                                                       $    3,381,211
                                                                                              ==============

Sub-account net assets:
  Met Investors Lord Abbett Growth and Income Portfolio                                       $  325,653,699

See accompanying notes to financial statements

                                                                     (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Assets and Liabilities
December 31, 2001

Sub-account net assets, continued:
  Met Investors Lord Abbett Growth and Income Portfolio B                                     $   34,277,208
  Met Investors Lord Abbett Bond Debenture Portfolio B                                            13,245,734
  Met Investors Quality Bond Portfolio                                                            27,978,232
  Met Investors Putnam Research Portfolio                                                         35,501,717
  Met Investors Putnam Research Portfolio B                                                        9,239,682
  Met Investors MIST AIM Mid Cap Equity Portfolio B                                                1,010,195
  Met Investors MIST AIM Small Cap Growth Portfolio B                                              1,412,802
  Met Investors MIST SSR Concentrated Int'l Portfolio B                                              218,731
  Met Investors Oppenheimer Capital Appreciation Portfolio B                                      21,746,003
  Met Investors PIMCO Money Market Portfolio B                                                    20,680,843
  Met Investors Janus Aggressive Growth Portfolio B                                               10,268,286
  Met Investors Pimco Total Return Bond Portfolio                                                 28,189,123
  Met Investors PIMCO Total Return Bond Portfolio B                                               25,502,389
  Met Investors PIMCO Innovation Portfolio B                                                       4,374,770
  Met Investors MFS Mid Cap Growth Portfolio B                                                    13,714,105
  Met Investors MFS Research International Portfolio B                                             7,667,126
  AIM V.I. Value Fund                                                                              2,299,736
  AIM V.I. Capital Appreciation Fund                                                               1,063,327
  AIM V.I. International Equity Fund                                                                 750,487
  AIM V.I. Balanced Fund                                                                           1,579,587
  MFS Research Series                                                                                534,747
  MFS Investors Trust Series                                                                         254,430
  MFS New Discovery Series                                                                           605,606
  Oppenheimer Main Street Growth & Income Fund                                                     2,348,540
  Oppenheimer Bond Fund                                                                              371,689
  Oppenheimer Strategic Bond Fund                                                                    323,940
  Oppenheimer Small Capital Growth Fund                                                              160,059
  Oppenheimer Money Fund                                                                             892,095
  Fidelity VIP II Asset Manager Portfolio                                                        189,787,009
  Fidelity VIP Growth Portfolio                                                                  327,267,913
  Fidelity VIP II Contrafund Portfolio                                                           219,635,153
  Fidelity VIP Overseas Portfolio                                                                 15,199,163
  Fidelity VIP Equity-Income Portfolio                                                            32,860,349
  Fidelity VIP II Index 500 Portfolio                                                            257,801,224
  Fidelity VIP Money Market Portfolio                                                             34,519,456
  Scudder I International Portfolio                                                               17,138,523
  MetLife Janus Mid Cap Portfolio                                                                  1,035,960
  MetLife Russell 2000 Index Portfolio                                                               408,218
  MetLife Putnam International Stock Portfolio                                                       328,657
  MetLife Putnam Large Cap Growth Portfolio                                                          460,535
  MetLife Loomis Sayles High Yield Bond Portfolio                                                     83,684
  MetLife Stock Index Portfolio B                                                                  1,804,850
  Van Kampen Emerging Growth Fund                                                                    842,076
  Van Kampen Enterprise Fund                                                                         266,574
  Van Kampen Strategic Stock Fund                                                                    285,250
  Federated Equity Income Fund II                                                                    490,062
  Federated High Income Bond Fund                                                                    271,492
  Federated American Leaders Fund II                                                               1,161,763
  Federated Growth Strategic Fund II                                                                 235,073

See accompanying notes to financial statements.

                                                                     (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Assets and Liabilities
December 31, 2001

Sub-account net assets, continued:
  Neuberger Berman Genesis                                                                         3,317,733
  Neuberger Berman Partners                                                                        1,582,651
  Alger Small Capitalization                                                                      55,888,064
  T. Rowe Growth Fund                                                                             41,080,384
  T. Rowe International Fund                                                                       5,657,714
  T. Rowe Prime Reserve Fund                                                                       1,508,446
  Janus Aspen Worldwide Growth                                                                     8,325,548
  New England Zenith Davis Venture Value Fund E                                                   26,847,651
  New England Zenith Harris Oakmark Mid Cap Value Fund B                                          22,222,600
                                                                                              --------------
                                                                                              $1,860,178,663
                                                                                              ==============

See accompanying notes to financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Operations
Year ended December 31, 2001

                                                                                   Met Investors
                                           ----------------------------------------------------------------------------------------
                                            Lord Abbett   Lord Abbett
                                              Growth         Growth                                                    Blackrock
                                               and            and              Bond         Quality     Blackrock        U.S.
                                              Income      Income B (a)   Debenture B (a)     Bond      Equity (b)    Government (b)
                                           ------------   ------------   ---------------   ---------   -----------   --------------
Income:
  Dividends                                $  3,235,480       29,006          90,040       1,289,718        75,241     1,408,830
                                           ------------    ---------         -------       ---------   -----------     ---------

Expenses:
  Mortality and expense risk                  3,278,495      114,095          37,386         273,299       292,372       236,655
  Administrative fee                            442,714       19,993           6,511          33,226        34,645        28,036
                                           ------------    ---------         -------       ---------   -----------     ---------
    Total expenses                            3,721,209      134,088          43,897         306,525       327,017       264,691
                                           ------------    ---------         -------       ---------   -----------     ---------

      Net investment income (loss)             (485,729)    (105,082)         46,143         983,193      (251,776)    1,144,139
                                           ------------    ---------         -------       ---------   -----------     ---------

Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund
    shares                                   (2,374,907)      (3,532)           (173)        (18,380)  (15,126,892)      463,983
  Realized gain distributions                        --           --              --              --            --            --
                                           ------------    ---------         -------       ---------   -----------     ---------
    Net realized gain (loss)                 (2,374,907)      (3,532)           (173)        (18,380)  (15,126,892)      463,983
                                           ------------    ---------         -------       ---------   -----------     ---------

Change in unrealized appreciation
  (depreciation)                            (11,523,760)   1,177,296          66,391          59,526            --            --
                                           ------------    ---------         -------       ---------   -----------     ---------

     Net increase (decrease) in net
       assets from operations              $(14,384,396)   1,068,682         112,361       1,024,339   (15,378,668)    1,608,122
                                           ============    =========         =======       =========   ===========     =========

(a) For the period from March 21, 2001 to December 31, 2001.
(b) For the period from January 1, 2001 to October 15, 2001.

See accompanying notes to financial statements.

                                                                     (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Operations
Year ended December 31, 2001

                                                            Met Investors
                                           -----------------------------------------------
                                                                              MIST AIM
                                                                               Mid Cap
                                             Putnam         Putnam             Equity
                                           Research (c)   Research B (a)   Portfolio B (d)
                                           ------------   --------------   ---------------
Income:
  Dividends                                 $   24,304        20,375              502
                                            ----------       -------           ------

Expenses:
  Mortality and expense risk                    70,709        32,044              904
  Administrative fee                            18,201         5,589              152
                                            ----------       -------           ------
    Total expenses                              88,910        37,633            1,056
                                            ----------       -------           ------

    Net investment income (loss)               (64,606)      (17,258)            (554)
                                            ----------       -------           ------

Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund
    shares                                      24,378        (2,448)               8
  Realized gain distributions                       --            --               --
                                            ----------       -------           ------
     Net realized gain (loss)                   24,378        (2,448)               8
                                            ----------       -------           ------

Change in unrealized appreciation
  (depreciation)                             2,388,915        73,143           22,724
                                            ----------       -------           ------

    Net increase (decrease) in net
      assets from operations                $2,348,687        53,437           22,178
                                            ==========       =======           ======

                                                            Met Investors
                                           ------------------------------------------------
                                              MIST AIM          MIST SSR       Oppenheimer
                                              Small Cap       Concentrated       Capital
                                              Growth             Int'l         Appreciation
                                           Portfolio B (d)   Portfolio B (d)       B (a)
                                           ---------------   ---------------   ------------
Income:
  Dividends                                        --               173             7,606
                                               ------             -----          --------

Expenses:
  Mortality and expense risk                    1,090               381            76,776
  Administrative fee                              192                60            13,311
                                               ------             -----          --------
    Total expenses                              1,282               441            90,087
                                               ------             -----          --------

    Net investment income (loss)               (1,282)             (268)          (82,481)
                                               ------             -----          --------

Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund
    shares                                        663             2,604              (525)
  Realized gain distributions                      --             2,370                --
                                               ------             -----          --------
    Net realized gain (loss)                     663             4,974              (525)
                                               ------             -----          --------

Change in unrealized appreciation
  (depreciation)                               44,343             3,825           (24,399)
                                               ------             -----          --------

    Net increase (decrease) in net
       assets from operations                  43,724             8,531          (107,405)
                                               ======             =====          ========

(a) For the period from March 21, 2001 to December 31, 2001.
(c) For the period from March 19, 2001 to December 31, 2001.
(d) For the period from October 9, 2001 to December 31, 2001.

See accompanying notes to financial statements.

                                                                     (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Operations
Year ended December 31, 2001

                                                                            Met Investors
                               -----------------------------------------------------------------------------------------------------
                                                                                                                            MFS
                                  PIMCO          Janus          PIMCO         PIMCO         PIMCO           MFS         Research
                                  Money       Aggressive     Total Return   Total Return   Innovation     Mid Cap      International
                               Market B (a)   Growth B (a)    Bond (e)      Bond B (a)      B (a)       Growth B (a)      B (a)
                               ------------   ------------   ------------   ------------   ----------   ------------  --------------
Income:
  Dividends                      $109,159            --         247,191        303,268           --            --           5,427
                                 --------       -------        --------       --------      -------       -------        --------

Expenses:
  Mortality and expense risk       74,319        41,490          62,286         81,662       16,737        46,906          31,020
  Administrative fee               12,982         7,175          15,327         14,537        2,884         8,098           5,355
                                 --------       -------        --------       --------      -------       -------        --------
    Total expenses                 87,301        48,665          77,613         96,199       19,621        55,004          36,375
                                 --------       -------        --------       --------      -------       -------        --------

    Net investment income
      (loss)                       21,858       (48,665)        169,578        207,069      (19,621)      (55,004)        (30,948)
                                 --------       -------        --------       --------      -------       -------        --------

Net realized gain (loss) on
  investments:
  Realized gain (loss) on
    sale of fund shares                --        (1,787)          6,403          4,126      (13,170)          230         (58,475)
  Realized gain
    distributions                      --            --          98,332        204,368           --            --              --
                                 --------       -------        --------       --------      -------       -------        --------
    Net realized gain
      (loss)                           --        (1,787)        104,735        208,494      (13,170)          230         (58,475)
                                 --------       -------        --------       --------      -------       -------        --------

Change in unrealized
  appreciation
  (depreciation)                       --        63,666        (348,024)      (289,416)     (24,789)      532,265         (48,206)
                                 --------       -------        --------       --------      -------       -------        --------

    Net increase (decrease)
      in net assets from
      operations                 $ 21,858        13,214         (73,711)       126,147      (57,580)      477,491        (137,629)
                                 ========       =======        ========       ========      =======       =======        ========

(a) For the period from March 21, 2 001 to December 31, 2001.
(e) For the period from October 15, 2001 to December 31, 2001.

See accompanying notes to financial statements.

                                                                     (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Operations
Year ended December 31, 2001

                                                                 AIM                                           MFS
                                           ---------------------------------------------------   --------------------------------

                                                         Capital      International                         Investors     New
                                             Value     Appreciation      Equity       Balanced   Research     Trust     Discovery
                                           ---------   ------------   -------------   --------   --------   ---------   ---------
Income:
  Dividends                                $   3,079           --          2,553        27,418      5,653      1,111      16,865
                                           ---------     --------       --------      --------   --------    -------     -------

Expenses:
  Mortality and expense risk                  29,277       13,013         10,075        18,465      6,651      2,591       7,389
  Administrative fee                           1,997          884            658         2,252        453        201         496
                                           ---------     --------       --------      --------   --------    -------     -------
    Total expenses                            31,274       13,897         10,733        20,717      7,104      2,792       7,885
                                           ---------     --------       --------      --------   --------    -------     -------

    Net investment income (loss)             (28,195)     (13,897)        (8,180)        6,701     (1,451)    (1,681)      8,980
                                           ---------     --------       --------      --------   --------    -------     -------

Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund
    shares                                   (64,975)     (59,098)       (44,180)      (44,299)   (33,804)      (877)    (25,011)
  Realized gain distributions                 46,734       87,084         19,968            --     55,851      3,929         667
                                           ---------     --------       --------      --------   --------    -------     -------
    Net realized gain (loss)                 (18,241)      27,986        (24,212)      (44,299)    22,047      3,052     (24,344)
                                           ---------     --------       --------      --------   --------    -------     -------

Change in unrealized appreciation
  (depreciation)                            (285,881)    (283,222)      (188,899)     (156,755)  (154,195)   (34,906)    (28,715)
                                           ---------     --------       --------      --------   --------    -------     -------

    Net increase (decrease) in net
      assets from operations               $(332,317)    (269,133)      (221,291)     (194,353)  (133,599)   (33,535)    (44,079)
                                           =========     ========       ========      ========   ========    =======     =======

See accompanying notes to financial statements.

                                                                     (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Operations
Year ended December 31, 2001

                                                                Oppenheimer                     Fidelity
                                           -------------------------------------------------   -----------
                                             Main
                                            Street                          Small
                                            Growth              Strategic   Capital               Asset
                                           & Income     Bond      Bond      Growth    Money      Manager
                                           ---------   ------   ---------   -------   ------   -----------
Income:
  Dividends                                $  11,773   26,671     6,052         --    34,278     8,419,844
                                           ---------   ------    ------     ------    ------   -----------

Expenses:
  Mortality and expense risk                  29,991    4,795     3,451      1,652    11,235     2,327,993
  Administrative fee                           2,063      329       252        211     1,232       276,696
                                           ---------   ------    ------     ------    ------   -----------
      Total expenses                          32,054    5,124     3,703      1,863    12,467     2,604,689
                                           ---------   ------    ------     ------    ------   -----------

      Net investment income (loss)           (20,281)  21,547     2,349     (1,863)   21,811     5,815,155
                                           ---------   ------    ------     ------    ------   -----------

Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund
    shares                                   (68,584)   1,676      (911)    (1,220)       --    (2,960,957)
  Realized gain distributions                     --       --     8,000         --        --     3,157,441
                                           ---------   ------    ------     ------    ------   -----------
      Net realized gain (loss)               (68,584)   1,676     7,089     (1,220)       --       196,484
                                           ---------   ------    ------     ------    ------   -----------

Change in unrealized appreciation
  (depreciation)                            (184,937)  (2,406)   (1,198)     2,900        --   (17,497,418)
                                           ---------   ------    ------     ------    ------   -----------

      Net increase (decrease) in net
        assets from operations             $(273,802)  20,817     8,240       (183)   21,811   (11,485,779)
                                           =========   ======    ======     ======    ======   ===========

See accompanying notes to financial statements.

                                                                     (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Operations
Year ended December 31, 2001

                                                                               Fidelity
                                           ------------------------------------------------------------------------------
                                                                                       Equity        Index        Money
                                              Growth      Contrafund     Overseas      Income         500         Market
                                           ------------   -----------   ----------   ----------   -----------   ---------
Income:
  Dividends                                $    292,105     1,694,109      984,927      624,039     3,189,558   1,405,217
                                           ------------   -----------   ----------   ----------   -----------   ---------

Expenses:
  Mortality and expense risk                  4,198,659     2,637,982      202,125      460,706     3,204,227     403,508
  Administrative fee                            455,019       290,497       23,105       29,202       379,481      50,242
                                           ------------   -----------   ----------   ----------   -----------   ---------
      Total expenses                          4,653,678     2,928,479      225,230      489,908     3,583,708     453,750
                                           ------------   -----------   ----------   ----------   -----------   ---------

      Net investment income (loss)           (4,361,573)   (1,234,370)     759,697      134,131      (394,150)    951,467
                                           ------------   -----------   ----------   ----------   -----------   ---------

Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund
    shares                                   (5,609,406)     (390,876)    (681,735)    (118,581)    1,247,468          --
  Realized gain distributions                27,457,908     5,979,206    1,556,820    1,753,254            --          --
                                           ------------   -----------   ----------   ----------   -----------   ---------
      Net realized gain (loss)               21,848,502     5,588,330      875,085    1,634,673     1,247,468          --
                                           ------------   -----------   ----------   ----------   -----------   ---------

Change in unrealized appreciation
  (depreciation)                            (96,891,396)  (36,487,417)  (6,247,911)  (4,191,242)  (40,958,152)         --
                                           ------------   -----------   ----------   ----------   -----------   ---------

      Net increase (decrease) in net
        assets from operations             $(79,404,467)  (32,133,457)  (4,613,129)  (2,422,438)  (40,104,834)    951,467
                                           ============   ===========   ==========   ==========   ===========   =========

See accompanying notes to financial statements.

                                                                     (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Operations
Year ended December 31, 2001

                                             Scudder I                                   MetLife
                                           -------------   --------------------------------------------------------------------
                                                                                                              Loomis
                                                                      Russell      Putnam         Putnam      Sayles     Stock
                                                             Janus     2000     International   Large Cap   High Yield   Index
                                           International    Mid Cap    Index       Stock          Growth       Bond      B (a)
                                           -------------   --------   -------   -------------   ---------   ----------   ------
Income:
  Dividends                                 $    75,115          --      754           763            --       8,384         --
                                            -----------    --------   ------       -------      --------      ------     ------

Expenses:
  Mortality and expense risk                    223,862      13,667    3,697         3,687         5,503         812      1,991
  Administrative fee                             24,795       1,497      499           270           395         115        360
                                            -----------    --------   ------       -------      --------      ------     ------
    Total expenses                              248,657      15,164    4,196         3,957         5,898         927      2,351
                                            -----------    --------   ------       -------      --------      ------     ------

    Net investment income (loss)               (173,542)    (15,164)  (3,442)       (3,194)       (5,898)      7,457     (2,351)
                                            -----------    --------   ------       -------      --------      ------     ------

Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund
    shares                                     (983,526)   (249,910)  (7,084)      (16,152)      (62,146)     (4,137)     4,951
  Realized gain distributions                 3,521,024          --       --         9,895            --          --         --
                                            -----------    --------   ------       -------      --------      ------     ------
    Net realized gain (loss)                  2,537,498    (249,910)  (7,084)       (6,257)      (62,146)     (4,137)     4,951
                                            -----------    --------   ------       -------      --------      ------     ------

Change in unrealized appreciation
  (depreciation)                             (9,574,760)   (295,850)  15,332       (56,041)      (87,364)     (7,353)    13,854
                                            -----------    --------   ------       -------      --------      ------     ------

    Net increase (decrease) in net
      assets from operations                $(7,210,804)   (560,924)   4,806       (65,492)     (155,408)     (4,033)    16,454
                                            ===========    ========   ======       =======      ========      ======     ======

(a) For the period from March 21, 2001 to December 31, 2001.

See accompanying notes to financial statements.

                                                                     (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Operations
Year ended December 31, 2001

                                                       Van Kampen                             Federated
                                           ----------------------------------   ---------------------------------------
                                                                                           High
                                            Emerging                Strategic   Equity    Income    American    Growth
                                             Growth    Enterprise     Stock     Income     Bond     Leaders    Strategy
                                           ---------   ----------   ---------   -------   -------   --------   --------
Income:
  Dividends                                $      --        423          --       8,144    36,712    13,557      4,381
                                           ---------    -------      ------     -------   -------   -------    -------

Expenses:
  Mortality and expense risk                  10,732      2,778       2,660       5,908     4,145    13,363      3,183
  Administrative fee                           1,423        339         374         723       455     1,643        336
                                           ---------    -------      ------     -------   -------   -------    -------
    Total expenses                            12,155      3,117       3,034       6,631     4,600    15,006      3,519
                                           ---------    -------      ------     -------   -------   -------    -------

    Net investment income (loss)             (12,155)    (2,694)     (3,034)      1,513    32,112    (1,449)       862
                                           ---------    -------      ------     -------   -------   -------    -------

Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund
    shares                                   (58,500)   (26,548)        603     (38,538)  (33,180)   (2,228)   (16,017)
  Realized gain distributions                    813     15,371       3,136          --        --     5,909         --
                                           ---------    -------      ------     -------   -------   -------    -------
    Net realized gain (loss)                 (57,687)   (11,177)      3,739     (38,538)  (33,180)    3,681    (16,017)
                                           ---------    -------      ------     -------   -------   -------    -------

Change in unrealized appreciation
  (depreciation)                            (265,413)   (36,526)     (1,986)    (26,649)   (1,210)  (71,350)   (58,107)
                                           ---------    -------      ------     -------   -------   -------    -------

    Net increase (decrease) in net
      assets from operations               $(335,255)   (50,397)     (1,281)    (63,674)   (2,278)  (69,118)   (73,262)
                                           =========    =======      ======     =======   =======   =======    =======

See accompanying notes to financial statements.

                                                                     (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Operations
Year ended December 31, 2001

                                           Neuberger Berman          Alger                      T.Rowe
                                           -------------------   --------------   -------------------------------------
                                                                     Small                                       Prime
                                           Genesis    Partners   Capitalization     Growth      International   Reserve
                                           --------   --------   --------------   -----------   -------------   -------
Income:
  Dividends                                $     --     2,903          29,217         133,676       150,322      56,905
                                           --------   -------     -----------     -----------    ----------      ------

Expenses:
  Mortality and expense risk                 20,083    11,432         705,332         564,450        76,222      11,253
  Administrative fee                          4,255     2,213          77,693          80,986        10,799       2,315
                                           --------   -------     -----------     -----------    ----------      ------
      Total expenses                         24,338    13,645         783,025         645,436        87,021      13,568
                                           --------   -------     -----------     -----------    ----------      ------

      Net investment income (loss)          (24,338)  (10,742)       (753,808)       (511,760)       63,301      43,337
                                           --------   -------     -----------     -----------    ----------      ------

Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund
    shares                                  107,269   (21,442)     (2,663,076)    (10,672,164)   (1,589,245)         --
  Realized gain distributions                90,972    28,059              --         451,158        15,032          --
                                           --------   -------     -----------     -----------    ----------      ------
      Net realized gain (loss)              198,241     6,617      (2,663,076)    (10,221,006)   (1,574,213)         --
                                           --------   -------     -----------     -----------    ----------      ------

Change in unrealized appreciation
  (depreciation)                             62,958   (61,501)    (19,507,478)       (870,182)   (1,462,101)         --
                                           --------   -------     -----------     -----------    ----------      ------

      Net increase (decrease) in net
        assets from operations             $236,861   (65,626)    (22,924,362)    (11,602,948)   (2,973,013)     43,337
                                           ========   =======     ===========     ===========    ==========      ======

See accompanying notes to financial statements.

                                                                     (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Operations
Year ended December 31, 2001

                                              Janus                 Zenith                     Security First Trust
                                           -----------   ---------------------------   ----------------------------------------
                                                                           Harris
                                              Aspen                        Oakmark                  T. Rowe
                                            Worldwide        Davis         Mid Cap                  Growth &        U.S.
                                             Growth      Venture E (a)   Value B (a)   Bond (f)    Income (f)    Government (f)
                                           -----------   -------------   -----------   ---------   -----------   --------------
Income:
  Dividends                                $    43,842           --              --      180,378       612,347           --
                                           -----------      -------       ---------    ---------   -----------      -------

Expenses:
  Mortality and expense risk                    67,759       91,119          65,651       38,165       554,224       47,587
  Administrative fee                            11,910       16,023          11,597           --            --           --
                                           -----------      -------       ---------    ---------   -----------      -------
      Total expenses                            79,669      107,142          77,248       38,165       554,224       47,587
                                           -----------      -------       ---------    ---------   -----------      -------

      Net investment income (loss)             (35,827)    (107,142)        (77,248)     142,213        58,123      (47,587)
                                           -----------      -------       ---------    ---------   -----------      -------

Net realized gain (loss) on investments:
  Realized gain (loss) on sale offund
    shares                                  (1,366,905)      (3,847)         (2,174)    (705,770)   20,564,834       (5,569)
  Realized gain distributions                       --           --              --           --        57,654           --
                                           -----------      -------       ---------    ---------   -----------      -------
      Net realized gain (loss)              (1,366,905)      (3,847)         (2,174)    (705,770)   20,622,488       (5,569)
                                           -----------      -------       ---------    ---------   -----------      -------

Change in unrealized appreciation
  (depreciation)                            (1,100,066)     651,406       1,445,855    1,002,074   (10,892,904)     479,846
                                           -----------      -------       ---------    ---------   -----------      -------

      Net increase (decrease) in net
        assets from operations             $(2,502,798)     540,417       1,366,433      438,517     9,787,707      426,690
                                           ===========      =======       =========    =========   ===========      =======

(a) For the period from March 21, 2001 to December 31, 2001.
(f) For the period from January 1, 2001 to February 12, 2001.

See accompanying notes to financial statements.

                                                                     (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Operations
Year ended December 31, 2001

                                           Security First Trust
                                           --------------------

                                                Equity (f)           Total
                                                ----------        ------------

Income:
  Dividends                                     $       --          24,949,395
                                                ----------        ------------

Expenses:
  Mortality and expense risk                        68,467          20,960,143
  Administrative fee                                    --           2,435,273
                                                ----------        ------------
      Total expenses                                68,467          23,395,416
                                                ----------        ------------

      Net investment income (loss)                 (68,467)          1,553,979
                                                ----------        ------------

Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund
    shares                                         (92,850)        (23,896,615)
  Realized gain distributions                           --          44,630,955
                                                ----------        ------------
      Net realized gain (loss)                     (92,850)         20,734,340
                                                ----------        ------------

Change in unrealized appreciation
  (depreciation)                                 4,220,322        (247,903,444)
                                                ----------        ------------

      Net increase (decrease) in net
         assets from operations                 $4,059,005        (225,615,125)
                                                ==========        ============

(a) For the period from March 21, 2001 to December 31, 2001.
(f) For the period from January 1, 2001 to February 12, 2001.

See accompanying notes to financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
Year ended December 31, 2001

                                                                    Met Investors
                                                     ---------------------------------------------
                                                     Lord Abbett    Lord Abbett
                                                        Growth        Growth
                                                         and            and            Bond
                                                        Income      Income B (a)   Debenture B (a)
                                                     ------------   ------------   ---------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                       $   (485,729)     (105,082)         46,143
  Net realized gain (loss)                             (2,374,907)       (3,532)           (173)
  Change in unrealized appreciation
    (depreciation)                                    (11,523,760)    1,177,296          66,391
                                                     ------------    ----------      ----------
    Net increase (decrease) from
      operations                                      (14,384,396)    1,068,682         112,361
                                                     ------------    ----------      ----------

Contract transactions:
  Payments received from contract
    owners and transfers in                           402,472,873    33,568,065      13,238,597
  Deductions for contract benefits and
    terminations and transfers out                    (62,434,778)     (359,539)       (105,224)
                                                     ------------    ----------      ----------
      Net increase (decrease) in net
        assets from contract
        transactions                                  340,038,095    33,208,526      13,133,373
                                                     ------------    ----------      ----------

      Net increase (decrease) in net
        assets                                        325,653,699    34,277,208      13,245,734

Net assets at beginning of period                              --            --              --
                                                     ------------    ----------      ----------
Net assets at end of period                          $325,653,699    34,277,208      13,245,734
                                                     ============    ==========      ==========

                                                                    Met Investors
                                                     -----------------------------------------

                                                                                  Blackrock
                                                      Quality     Blackrock          U.S.
                                                        Bond      Equity (b)    Government (b)
                                                     ----------   -----------   --------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                          983,193      (251,776)     1,144,139
  Net realized gain (loss)                              (18,380)  (15,126,892)       463,983
  Change in unrealized appreciation
    (depreciation)                                       59,526            --             --
                                                     ----------   -----------    -----------
    Net increase (decrease) from
      operations                                      1,024,339   (15,378,668)     1,608,122
                                                     ----------   -----------    -----------

Contract transactions:
  Payments received from contract
    owners and transfers in                          30,894,695    62,180,329     39,332,492
  Deductions for contract benefits and
    terminations and transfers out                   (3,940,802)  (46,801,661)   (40,940,614)
                                                     ----------   -----------    -----------
      Net increase (decrease) in net
        assets from contract
        transactions                                 26,953,893    15,378,668     (1,608,122)
                                                     ----------   -----------    -----------

      Net increase (decrease) in net
        assets                                       27,978,232            --             --

Net assets at beginning of period                            --            --             --
                                                     ----------   -----------    -----------
Net assets at end of period                          27,978,232            --             --
                                                     ==========   ===========    ===========

(a) For the period from March 21, 2001 to December 31, 2001.
(b) For the period from January 1, 2001 to October 15, 2001.

See accompanying notes to financial statements.

                                                                     (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
Year ended December 31, 2001

                                                                             Met Investors
                                --------------------------------------------------------------------------------------------------
                                                                   MIST AIM          MIST AIM          MIST SSR       Oppenheimer
                                                                    Mid Cap          Small Cap       Concentrated       Capital
                                   Putnam          Putnam           Equity            Growth             Int'l        Appreciation
                                Research (c)   Research B (a)   Portfolio B (d)   Portfolio B (d)   Portfolio B (d)       B (a)
                                ------------   --------------   ---------------   ---------------   ---------------   ------------
Increase (decrease) in net
  assets from operations:
    Net investment income
      (loss)                    $   (64,606)       (17,258)             (554)           (1,282)            (268)          (82,481)
    Net realized gain (loss)         24,378         (2,448)                8               663            4,974              (525)
    Change in unrealized
      appreciation
      (depreciation)              2,388,915         73,143            22,724            44,343            3,825           (24,399)
                                -----------      ---------         ---------         ---------         --------        ----------
      Net increase (decrease)
        from operations           2,348,687         53,437            22,178            43,724            8,531          (107,405)
                                -----------      ---------         ---------         ---------         --------        ----------

Contract transactions:
  Payments received from
    contract owners and
    transfers in                 39,173,104      9,227,632           988,017         1,369,078          582,371        21,953,058
  Deductions for contract
    benefits and terminations
    and transfers out            (6,020,074)       (41,387)               --                --         (372,171)          (99,650)
                                -----------      ---------         ---------         ---------         --------        ----------
      Net increase (decrease)
        in net assets from
        contract transactions    33,153,030      9,186,245           988,017         1,369,078          210,200        21,853,408
                                -----------      ---------         ---------         ---------         --------        ----------

      Net increase (decrease)
        in net assets            35,501,717      9,239,682         1,010,195         1,412,802          218,731        21,746,003

Net assets at beginning of
  period                                 --             --                --                --               --                --
                                -----------      ---------         ---------         ---------         --------        ----------
Net assets at end of period     $35,501,717      9,239,682         1,010,195         1,412,802          218,731        21,746,003
                                ===========      =========         =========         =========         ========        ==========

(a) For the period from March 21, 2001 to December 31, 2001.
(c) For the period from March 19, 2001 to December 31, 2001.
(d) For the period from October 9, 2001 to December 31, 2001.

See accompanying notes to financial statements.

                                                                     (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
Year ended December 31, 2001

                                                                            Met Investors
                                -------------------------------------------------------------------------------------------------
                                                                PIMCO        PIMCO                                      MFS
                                   PIMCO          Janus         Total        Total        PIMCO          MFS          Research
                                   Money        Aggressive      Return       Return     Innovation     Mid Cap      International
                                Market B (a)   Growth B (a)    Bond (e)    Bond B (a)     B (a)      Growth B (a)       B (a)
                                ------------   ------------   ----------   ----------   ----------   ------------   -------------
Increase (decrease) in net
  assets from operations:
    Net investment income
    (loss)                      $    21,858        (48,665)      169,578      207,069     (19,621)       (55,004)       (30,948)
    Net realized gain (loss)             --         (1,787)      104,735      208,494     (13,170)           230        (58,475)
    Change in unrealized
      appreciation
      (depreciation)                     --         63,666      (348,024)    (289,416)    (24,789)       532,265        (48,206)
                                -----------     ----------    ----------   ----------   ---------     ----------      ---------
      Net increase (decrease)
        from operations              21,858         13,214       (73,711)     126,147     (57,580)       477,491       (137,629)
                                -----------     ----------    ----------   ----------   ---------     ----------      ---------

Contract transactions:
  Payments received from
    contract owners and
    transfers in                 23,583,480     10,280,735    29,210,137   25,687,683   4,432,997     13,297,689      7,832,906
  Deductions for contract
    benefits and terminations
    and transfers out            (2,924,495)       (25,663)     (947,303)    (311,441)       (647)       (61,075)       (28,151)
                                -----------     ----------    ----------   ----------   ---------     ----------      ---------
      Net increase (decrease)
        in net assets from
        contract transactions    20,658,985     10,255,072    28,262,834   25,376,242   4,432,350     13,236,614      7,804,755
                                -----------     ----------    ----------   ----------   ---------     ----------      ---------

      Net increase (decrease)
        in net assets            20,680,843     10,268,286    28,189,123   25,502,389   4,374,770     13,714,105      7,667,126

Net assets at beginning of
  period                                 --             --            --           --          --             --             --
                                -----------     ----------    ----------   ----------   ---------     ----------      ---------
Net assets at end of period     $20,680,843     10,268,286    28,189,123   25,502,389   4,374,770     13,714,105      7,667,126
                                ===========     ==========    ==========   ==========   =========     ==========      =========

(a) For the period from March 21, 2001 to December 31, 2001.
(e) For the period from October 15, 2001 to December 31, 2001.

See accompanying notes to financial statements.

                                                                     (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
Year ended December 31, 2001

                                                                   AIM                                        MFS
                                         -----------------------------------------------------   --------------------------------
                                                        Capital      International                          Investors      New
                                            Value     Appreciation       Equity      Balanced    Research     Trust     Discovery
                                         ----------   ------------   -------------   ---------   --------   ---------   ---------
Increase (decrease) in net assets from
  operations:
    Net investment income (loss)         $  (28,195)     (13,897)        (8,180)         6,701     (1,451)    (1,681)      8,980
    Net realized gain (loss)                (18,241)      27,986        (24,212)       (44,299)    22,047      3,052     (24,344)
    Change in unrealized appreciation
      (depreciation)                       (285,881)    (283,222)      (188,899)      (156,755)  (154,195)   (34,906)    (28,715)
                                         ----------    ---------       --------      ---------   --------    -------     -------
      Net increase (decrease) from
        operations                         (332,317)    (269,133)      (221,291)      (194,353)  (133,599)   (33,535)    (44,079)
                                         ----------    ---------       --------      ---------   --------    -------     -------

Contract transactions:
  Payments received from contract
    owners and transfers in                 749,059      481,539        201,750        733,480    256,675    163,626     197,398
  Deductions for contract benefits and
    terminations and transfers out          (95,702)     (49,077)       (53,747)      (178,024)   (19,243)    (6,356)    (39,253)
                                         ----------    ---------       --------      ---------   --------    -------     -------
      Net increase (decrease) in net
        assets from contract
        transactions                        653,357      432,462        148,003        555,456    237,432    157,270     158,145
                                         ----------    ---------       --------      ---------   --------    -------     -------

      Net increase (decrease) in net
        assets                              321,040      163,329        (73,288)       361,103    103,833    123,735     114,066

Net assets at beginning of period         1,978,696      899,998        823,775      1,218,484    430,914    130,695     491,540
                                         ----------    ---------       --------      ---------   --------    -------     -------
Net assets at end of period              $2,299,736    1,063,327        750,487      1,579,587    534,747    254,430     605,606
                                         ==========    =========       ========      =========   ========    =======     =======

See accompanying notes to financial statements.

                                                                     (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
Year ended December 31, 2001

                                                                Oppenheimer                         Fidelity
                                         -------------------------------------------------------   -----------
                                            Main
                                           Street                            Small
                                           Growth               Strategic   Capital                   Asset
                                          & Income     Bond       Bond       Growth     Money        Manager
                                         ----------   -------   ---------   -------   ----------   -----------
Increase (decrease) in net assets from
  operations:
    Net investment income (loss)         $  (20,281)   21,547      2,349     (1,863)      21,811     5,815,155
    Net realized gain (loss)                (68,584)    1,676      7,089     (1,220)          --       196,484
    Change in unrealized appreciation
      (depreciation)                       (184,937)   (2,406)    (1,198)     2,900           --   (17,497,418)
                                         ----------   -------    -------    -------   ----------   -----------
      Net increase (decrease) from
        operations                         (273,802)   20,817      8,240       (183)      21,811   (11,485,779)
                                         ----------   -------    -------    -------   ----------   -----------

Contract transactions:
  Payments received from contract
    owners and transfers in                 829,099   111,019    173,926     86,604    1,511,350    19,073,330
  Deductions for contract benefits and
    terminations and transfers out         (176,657)  (76,955)   (46,840)   (49,003)  (1,538,178)  (28,428,856)
                                         ----------   -------    -------    -------   ----------   -----------
      Net increase (decrease) in net
        assets from contract
        transactions                        652,442    34,064    127,086     37,601      (26,828)   (9,355,526)
                                         ----------   -------    -------    -------   ----------   -----------

      Net increase (decrease) in net
        assets                              378,640    54,881    135,326     37,418       (5,017)  (20,841,305)

Net assets at beginning of period         1,969,900   316,808    188,614    122,641      897,112   210,628,314
                                         ----------   -------    -------    -------   ----------   -----------
Net assets at end of period              $2,348,540   371,689    323,940    160,059      892,095   189,787,009
                                         ==========   =======    =======    =======   ==========   ===========

See accompanying notes to financial statements.

                                                                     (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
Year ended December 31, 2001

                                                                             Fidelity
                                         --------------------------------------------------------------------------------
                                                                                     Equity        Index         Money
                                            Growth      Contrafund     Overseas      Income         500         Market
                                         ------------   -----------   ----------   ----------   -----------   -----------
Increase (decrease) in net assets from
  operations:
    Net investment income (loss)         $ (4,361,573)   (1,234,370)     759,697      134,131      (394,150)      951,467
    Net realized gain (loss)               21,848,502     5,588,330      875,085    1,634,673     1,247,468            --
    Change in unrealized appreciation
      (depreciation)                      (96,891,396)  (36,487,417)  (6,247,911)  (4,191,242)  (40,958,152)           --
                                         ------------   -----------   ----------   ----------   -----------   -----------
      Net increase (decrease) from
        operations                        (79,404,467)  (32,133,457)  (4,613,129)  (2,422,438)  (40,104,834)      951,467
                                         ------------   -----------   ----------   ----------   -----------   -----------

Contract transactions:
  Payments received from contract
    owners and transfers in                46,429,685    33,543,750      913,137      986,736    43,418,955    22,387,449
  Deductions for contract benefits and
    terminations and transfers out        (64,202,105)  (16,225,268)  (2,342,321)  (3,800,267)  (44,054,182)  (21,370,198)
                                         ------------   -----------   ----------   ----------   -----------   -----------
      Net increase (decrease) in net
        assets from contract
        transactions                      (17,772,420)   17,318,482   (1,429,184)  (2,813,531)     (635,227)    1,017,251
                                         ------------   -----------   ----------   ----------   -----------   -----------

      Net increase (decrease) in net
        assets                            (97,176,887)  (14,814,975)  (6,042,313)  (5,235,969)  (40,740,061)    1,968,718

Net assets at beginning of period         424,444,800   234,450,128   21,241,476   38,096,318   298,541,285    32,550,738
                                         ------------   -----------   ----------   ----------   -----------   -----------
Net assets at end of period              $327,267,913   219,635,153   15,199,163   32,860,349   257,801,224    34,519,456
                                         ============   ===========   ==========   ==========   ===========   ===========

See accompanying notes to financial statements.

                                                                     (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
Year ended December 31, 2001

                                           Scudder I                                    MetLife
                                         -------------   ------------------------------------------------------------------------
                                                                                                             Loomis
                                                                     Russell      Putnam        Putnam       Sayles       Stock
                                                           Janus      2000     International   Large Cap   High Yield     Index
                                         International    Mid Cap     Index        Stock        Growth        Bond        B (a)
                                         -------------   ---------   -------   -------------   ---------   ----------   ---------
Increase (decrease) in net assets from
  operations:
    Net investment income (loss)          $  (173,542)     (15,164)   (3,442)      (3,194)       (5,898)      7,457        (2,351)
    Net realized gain (loss)                2,537,498     (249,910)   (7,084)      (6,257)      (62,146)     (4,137)        4,951
    Change in unrealized appreciation
      (depreciation)                       (9,574,760)    (295,850)   15,332      (56,041)      (87,364)     (7,353)       13,854
                                          -----------    ---------   -------      -------      --------     -------     ---------
      Net increase (decrease) from
        operations                         (7,210,804)    (560,924)    4,806      (65,492)     (155,408)     (4,033)       16,454
                                          -----------    ---------   -------      -------      --------     -------     ---------

Contract transactions:
  Payments received from contract
    owners and transfers in                 6,155,581      740,220   255,408      204,825       373,577      71,746     1,789,361
  Deductions for contract benefits and
    terminations and transfers out         (2,968,882)    (230,784)  (35,809)     (23,121)      (63,136)    (15,963)         (965)
                                          -----------    ---------   -------      -------      --------     -------     ---------
      Net increase (decrease) in net
        assets from contract
        transactions                        3,186,699      509,436   219,599      181,704       310,441      55,783     1,788,396
                                          -----------    ---------   -------      -------      --------     -------     ---------

      Net increase (decrease) in net
        assets                             (4,024,105)     (51,488)  224,405      116,212       155,033      51,750     1,804,850

Net assets at beginning of period          21,162,628    1,087,448   183,813      212,445       305,502      31,934            --
                                          -----------    ---------   -------      -------      --------     -------     ---------
Net assets at end of period               $17,138,523    1,035,960   408,218      328,657       460,535      83,684     1,804,850
                                          ===========    =========   =======      =======      ========     =======     =========

(a) For the period from March 21, 2001 to December 31, 2001.

See accompanying notes to financial statements.

                                                                     (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
Year ended December 31, 2001

                                                     Van Kampen                                Federated
                                         ----------------------------------   -------------------------------------------
                                                                                           High
                                         Emerging                 Strategic    Equity     Income    American    Strategic
                                          Growth     Enterprise     Stock      Income      Bond      Leaders     Growth
                                         ---------   ----------   ---------   --------   --------   ---------   ---------
Increase (decrease) in net assets from
  operations:
    Net investment income (loss)         $ (12,155)    (2,694)      (3,034)      1,513     32,112      (1,449)       862
    Net realized gain (loss)               (57,687)   (11,177)       3,739     (38,538)   (33,180)      3,681    (16,017)
    Change in unrealized appreciation
      (depreciation)                      (265,413)   (36,526)      (1,986)    (26,649)    (1,210)    (71,350)   (58,107)
                                         ---------    -------      -------    --------   --------   ---------    -------
      Net increase (decrease) from
        operations                        (335,255)   (50,397)      (1,281)    (63,674)    (2,278)    (69,118)   (73,262)
                                         ---------    -------      -------    --------   --------   ---------    -------

Contract transactions:
  Payments received from contract
    owners and transfers in                363,165    129,896      168,829     244,548     76,331     409,372     22,899
  Deductions for contract benefits and
    terminations and transfers out         (67,424)   (12,455)      (1,839)   (114,639)  (114,638)    (77,020)   (23,680)
                                         ---------    -------      -------    --------   --------   ---------    -------
      Net increase (decrease) in net
        assets from contract
        transactions                       295,741    117,441      166,990     129,909    (38,307)    332,352       (781)
                                         ---------    -------      -------    --------   --------   ---------    -------

      Net increase (decrease) in net
        assets                             (39,514)    67,044      165,709      66,235    (40,585)    263,234    (74,043)

Net assets at beginning of period          881,590    199,530      119,541     423,827    312,077     898,529    309,116
                                         ---------    -------      -------    --------   --------   ---------    -------
Net assets at end of period              $ 842,076    266,574      285,250     490,062    271,492   1,161,763    235,073
                                         =========    =======      =======    ========   ========   =========    =======

See accompanying notes to financial statements.

                                                                     (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
Year ended December 31, 2001

                                            Neuberger Berman          Alger                     T.Rowe Price
                                         ----------------------   --------------   ---------------------------------------
                                                                       Small                                       Prime
                                          Genesis     Partners    Capitalization     Growth      International    Reserve
                                         ----------   ---------   --------------   -----------   -------------   ---------
Increase (decrease) in net assets from
  operations:
    Net investment income (loss)         $  (24,338)    (10,742)      (753,808)       (511,760)       63,301        43,337
    Net realized gain (loss)                198,241       6,617     (2,663,076)    (10,221,006)   (1,574,213)           --
    Change in unrealized appreciation
      (depreciation)                         62,958     (61,501)   (19,507,478)       (870,182)   (1,462,101)           --
                                         ----------   ---------    -----------     -----------    ----------     ---------
      Net increase (decrease) from
        operations                          236,861     (65,626)   (22,924,362)    (11,602,948)   (2,973,013)       43,337
                                         ----------   ---------    -----------     -----------    ----------     ---------

Contract transactions:
  Payments received from contract
    owners and transfers in               1,957,078     301,839     10,896,215       3,599,019       703,450       851,948
  Deductions for contract benefits and
    terminations and transfers out         (859,302)   (195,213)    (5,830,137)    (55,611,898)   (6,482,171)     (539,166)
                                         ----------   ---------    -----------     -----------    ----------     ---------
      Net increase (decrease) in net
        assets from contract
        transactions                      1,097,776     106,626      5,066,078     (52,012,879)   (5,778,721)      312,782
                                         ----------   ---------    -----------     -----------    ----------     ---------

      Net increase (decrease) in net
        assets                            1,334,637      41,000    (17,858,284)    (63,615,827)   (8,751,734)      356,119

Net assets at beginning of period         1,983,096   1,541,651     73,746,348     104,696,211    14,409,448     1,152,327
                                         ----------   ---------    -----------     -----------    ----------     ---------
Net assets at end of period              $3,317,733   1,582,651     55,888,064      41,080,384     5,657,714     1,508,446
                                         ==========   =========    ===========     ===========    ==========     =========

See accompanying notes to financial statements.

                                                                     (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
Year ended December 31, 2001

                                            Janus                Zenith                            Security First Trust
                                         -----------   ---------------------------   -------------------------------------------
                                                                         Harris
                                            Aspen                       Oakmark                      T. Rowe
                                          Worldwide      Davis          Mid Cap                      Growth &           U.S.
                                            Growth     Venture E (a)   Value B (a)     Bond (f)     Income (f)    Government (f)
                                         -----------   -------------   -----------   -----------   ------------   --------------
Increase (decrease) in net assets from
  operations:
    Net investment income (loss)         $   (35,827)     (107,142)       (77,248)       142,213         58,123        (47,587)
    Net realized gain (loss)              (1,366,905)       (3,847)        (2,174)      (705,770)    20,622,488         (5,569)
    Change in unrealized appreciation
      (depreciation)                      (1,100,066)      651,406      1,445,855      1,002,074    (10,892,904)       479,846
                                         -----------    ----------     ----------    -----------   ------------    -----------
      Net increase (decrease) from
        operations                        (2,502,798)      540,417      1,366,433        438,517      9,787,707        426,690
                                         -----------    ----------     ----------    -----------   ------------    -----------

Contract transactions:
  Payments received from contract
    owners and transfers in                4,043,784    26,440,822     20,947,375        836,363      5,734,862        664,989
  Deductions for contract benefits and
    terminations and transfers out        (4,548,045)     (133,588)       (91,208)   (24,966,423)  (377,345,684)   (34,141,371)
                                         -----------    ----------     ----------    -----------   ------------    -----------
      Net increase (decrease) in net
        assets from contract
        transactions                        (504,261)   26,307,234     20,856,167    (24,130,060)  (371,610,822)   (33,476,382)
                                         -----------    ----------     ----------    -----------   ------------    -----------

      Net increase (decrease) in net
        assets                            (3,007,059)   26,847,651     22,222,600    (23,691,543)  (361,823,115)   (33,049,692)

Net assets at beginning of period         11,332,607            --             --     23,691,543    361,823,115     33,049,692
                                         -----------    ----------     ----------    -----------   ------------    -----------
Net assets at end of period              $ 8,325,548    26,847,651     22,222,600             --             --             --
                                         ===========    ==========     ==========    ===========   ============    ===========

(a) For the period from March 21, 2001 to December 31, 2001.
(f) For the period from January 1, 2001 to February 12, 2001.

See accompanying notes to financial statements.

                                                                     (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
Year ended December 31, 2001

                                         Security First Trust
                                         --------------------
                                             Equity (f)             Total
                                            ------------        -------------

Increase (decrease) in net assets from
  operations:
    Net investment income (loss)            $    (68,467)           1,553,979
    Net realized gain (loss)                     (92,850)          20,734,340
    Change in unrealized appreciation
      (depreciation)                           4,220,322         (247,903,444)
                                            ------------        -------------
      Net increase (decrease) from
        operations                             4,059,005         (225,615,125)
                                            ------------        -------------

Contract transactions:
  Payments received from contract
    owners and transfers in                      237,264        1,029,775,271
  Deductions for contract benefits and
    terminations and transfers out           (53,824,216)        (916,485,684)
                                            ------------        -------------
      Net increase (decrease) in net
        assets from contract
        transactions                         (53,586,952)         113,289,587
                                            ------------        -------------

      Net increase (decrease) in net
        assets                               (49,527,947)        (112,325,538)

Net assets at beginning of period             49,527,947        1,972,504,201
                                            ------------        -------------
Net assets at end of period                 $         --        1,860,178,663
                                            ============        =============


(f) For the period from January 1, 2001 to February 12, 2001.

See accompanying notes to financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
Year ended December 31, 2000

                                                                   AIM                                         MFS
                                          -----------------------------------------------------   --------------------------------
                                                         Capital      International                          Investors      New
                                             Value     Appreciation      Equity       Balanced    Research     Trust     Discovery
                                          ----------   ------------   -------------   ---------   --------   ---------   ---------
Increase (decrease) in net assets
  from operations:
  Net investment income (loss)            $   77,173        22,923        51,033         (6,283)    1,744        (593)       (166)
  Net realized gain (loss)                   (12,117)          605       (17,984)         2,977    (1,578)      1,002      (4,653)
  Change in unrealized appreciation
    (depreciation)                          (374,013)     (201,205)     (213,779)       (67,022)  (46,905)       (254)    (41,129)
                                          ----------     ---------      --------      ---------   -------     -------     -------
    Net increase (decrease) from
      operations                            (308,957)     (177,677)     (180,730)       (70,328)  (46,739)        155     (45,948)
                                          ----------     ---------      --------      ---------   -------     -------     -------

Contract transactions:
  Transfers between sub-accounts
    (including fixed account), net         2,076,396     1,055,626       974,007      1,179,965   464,297     123,672     542,561
  Deductions for contract benefits and
    terminations and transfers out           (12,873)         (684)       (4,555)        (4,195)   (1,567)     (3,584)     (5,073)
                                          ----------     ---------      --------      ---------   -------     -------     -------
      Net increase (decrease) in net
        assets from contract
        transactions                       2,063,523     1,054,942       969,452      1,175,770   462,730     120,088     537,488
                                          ----------     ---------      --------      ---------   -------     -------     -------

      Net increase (decrease) in net
        assets                             1,754,566       877,265       788,722      1,105,442   415,991     120,243     491,540

Net assets at beginning of period            224,130        22,733        35,053        113,042    14,923      10,452          --
                                          ----------     ---------      --------      ---------   -------     -------     -------
Net assets at end of period               $1,978,696       899,998       823,775      1,218,484   430,914     130,695     491,540
                                          ==========     =========      ========      =========   =======     =======     =======

See accompanying notes to financial statements.

                                                                     (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
Year ended December 31, 2000

                                                                  Oppenheimer                        Fidelity
                                          -------------------------------------------------------   -----------
                                             Main
                                            Street                            Small
                                            Growth               Strategic   Capital                   Asset
                                           & Income      Bond      Bond       Growth     Money        Manager
                                          ----------   -------   ---------   -------   ----------   -----------
Increase (decrease) in net assets from
  operations:
  Net investment income (loss)            $   10,547       361        772      1,258       45,112    20,971,278
  Net realized gain (loss)                      (622)     (672)      (819)    (7,243)          --       646,940
  Change in unrealized appreciation
    (depreciation)                          (198,880)    7,876        150    (21,812)          --   (33,078,510)
                                          ----------   -------    -------    -------   ----------   -----------
    Net increase (decrease) from
      operations                            (188,955)    7,565        103    (27,797)      45,112   (11,460,292)
                                          ----------   -------    -------    -------   ----------   -----------

Contract transactions:
  Transfers between sub-accounts
    (including fixed account), net         2,043,492   302,957    178,438    104,517    9,430,947    24,590,714
  Deductions for contract benefits and
    terminations and transfers out           (31,010)   (1,710)    (2,665)    (3,167)  (8,947,039)  (25,961,840)
                                          ----------   -------    -------    -------   ----------   -----------
      Net increase (decrease) in net
        assets from contract
        transactions                       2,012,482   301,247    175,773    101,350      483,908    (1,371,126)
                                          ----------   -------    -------    -------   ----------   -----------

      Net increase (decrease) in net
        assets                             1,823,527   308,812    175,876     73,553      529,020   (12,831,418)

Net assets at beginning of period            146,373     7,996     12,738     49,088      368,092   223,459,732
                                          ----------   -------    -------    -------   ----------   -----------
Net assets at end of period               $1,969,900   316,808    188,614    122,641      897,112   210,628,314
                                          ==========   =======    =======    =======   ==========   ===========

See accompanying notes to financial statements.

                                                                     (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
Year ended December 31, 2000

                                                                              Fidelity
                                         --------------------------------------------------------------------------------
                                                                                      Equity        Index        Money
                                             Growth      Contrafund     Overseas      Income         500         Market
                                         -------------   -----------   ----------   ----------   -----------   ----------
Increase (decrease) in net assets
  from operations:
    Net investment income (loss)         $  44,270,411    25,466,178    2,272,129    2,409,464       429,395    1,608,194
    Net realized gain (loss)                11,104,573     1,058,354      570,832      240,032     7,694,153           --
    Change in unrealized appreciation
      (depreciation)                      (113,850,063)  (45,710,934)  (8,192,260)    (152,990)  (41,938,395)          --
                                         -------------   -----------   ----------   ----------   -----------   ----------
      Net increase (decrease) from
        operations                         (58,475,079)  (19,186,402)  (5,349,299)   2,496,506   (33,814,847)   1,608,194
                                         -------------   -----------   ----------   ----------   -----------   ----------

Contract transactions:
  Transfers between sub-accounts
    (including fixed account), net          76,970,403    44,385,483    2,961,951    1,237,672    59,320,613   26,779,948
  Deductions for contract benefits and
    terminations and transfers out         (44,319,411)  (10,398,724)  (2,355,117)  (2,150,303)  (31,341,868)  34,555,913)
                                         -------------   -----------   ----------   ----------   -----------   ----------
      Net increase (decrease) in net
        assets from contract
        transactions                        32,650,992    33,986,759      606,834     (912,631)   27,978,745   (7,775,965)
                                         -------------   -----------   ----------   ----------   -----------   ----------

      Net increase (decrease) in net
        assets                             (25,824,087)   14,800,357   (4,742,465)   1,583,875    (5,836,102)  (6,167,771)

Net assets at beginning of period          450,268,887   219,649,771   25,983,941   36,512,443   304,377,387   38,718,509
                                         -------------   -----------   ----------   ----------   -----------   ----------
Net assets at end of period              $ 424,444,800   234,450,128   21,241,476   38,096,318   298,541,285   32,550,738
                                         =============   ===========   ==========   ==========   ===========   ==========

See accompanying notes to financial statements.

                                                                     (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
Year ended December 31, 2000

                                       Scudder I                                 MetLife                                  Van Kampen
                                      -------------   -----------------------------------------------------------------   ----------
                                                                                                               Loomis
                                                                     Russell       Putnam         Putnam       Sayles
                                                         Janus        2000      International   Large Cap    High Yield     Emerging
                                      International   Mid Cap (a)   Index (a)     Stock (a)     Growth (a)    Bond (a)       Growth
                                      -------------   -----------   ---------   -------------   ----------   ----------    ---------
Increase (decrease) in net assets
  from operations:
    Net investment income (loss)      $ 1,931,861        47,823      25,298          (272)          (394)        (98)        (4,081)
    Net realized gain (loss)              205,604       (12,302)     (2,000)         (304)         8,217          (7)        (5,909)
    Change in unrealized
      appreciation (depreciation)      (7,488,180)     (426,217)    (34,170)       (9,509)      (103,053)     (1,282)      (209,548)
                                      -----------     ---------     -------       -------       --------      ------      ---------
      Net increase (decrease) from
        operations                     (5,350,715)     (390,696)    (10,872)      (10,085)       (95,230)     (1,387)      (219,538)
                                      -----------     ---------     -------       -------       --------      ------      ---------

Contract transactions:
  Transfers between sub-accounts
    (including fixed account), net      8,309,931     1,495,497     194,726       224,389        405,751      33,343      1,100,588
  Deductions for contract benefits
    and terminations
    and transfers out                    (887,499)      (17,353)        (41)       (1,859)        (5,019)        (22)       (14,122)
                                      -----------     ---------     -------       -------       --------      ------      ---------
      Net increase (decrease) in net
        assets from contract
        transactions                    7,422,432     1,478,144     194,685       222,530        400,732      33,321      1,086,466
                                      -----------     ---------     -------       -------       --------      ------      ---------

      Net increase (decrease) in net
        assets                          2,071,717     1,087,448     183,813       212,445        305,502      31,934        866,928

Net assets at beginning of period      19,090,911            --          --            --             --          --         14,662
                                      -----------     ---------     -------       -------       --------      ------      ---------
Net assets at end of period           $21,162,628     1,087,448     183,813       212,445        305,502      31,934        881,590
                                      ===========     =========     =======       =======       ========      ======      =========

(a) For the period from June 20, 2000 to December 31, 2000.

 See accompanying notes to financial statements.

                                                                     (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
Year ended December 31, 2000

                                                 Van Kampen                  Federated               Neuberger Berman
                                           ----------------------   ----------------------------   ---------------------
                                                                               High
                                                        Strategic   Equity    Income    American   Strategic
                                           Enterprise     Stock     Income     Bond      Leaders    Growth      Genesis
                                           ----------   ---------   -------   -------   --------   ---------   ---------
Increase (decrease) in net assets from
  operations:
    Net investment income (loss)            $  5,466        (507)    (2,022)    8,549     2,969      17,873       62,136
    Net realized gain (loss)                  (1,455)      2,027        672    (2,256)      360      10,782        5,984
    Change in unrealized appreciation
      (depreciation)                         (46,296)     14,426    (54,964)  (30,891)   22,864    (125,287)     330,001
                                            --------     -------    -------   -------   -------    --------    ---------
      Net increase (decrease) from
        operations                           (42,285)     15,946    (56,314)  (24,598)   26,193     (96,632)     398,121
                                            --------     -------    -------   -------   -------    --------    ---------

Contract transactions:
    Transfers between sub-accounts
      (including fixed account), net         250,625     102,086    447,750   270,966   831,217     264,718      780,737
    Deductions for contract benefits and
      terminations and transfers out         (10,845)     (1,473)    (1,474)   (9,719)  (20,066)    (22,944)    (310,425)
                                            --------     -------    -------   -------   -------    --------    ---------
        Net increase (decrease) in net
          assets from contract
          transactions                       239,780     100,613    446,276   261,247   811,151     241,774      470,312
                                            --------     -------    -------   -------   -------    --------    ---------

        Net increase (decrease) in net
          assets                             197,495     116,559    389,962   236,649   837,344     145,142      868,433

Net assets at beginning of period              2,035       2,982     33,865    75,428    61,185     163,974    1,114,663
                                            --------     -------    -------   -------   -------    --------    ---------
Net assets at end of period                 $199,530     119,541    423,827   312,077   898,529     309,116    1,983,096
                                            ========     =======    =======   =======   =======    ========    =========

See accompanying notes to financial statements.

                                                                     (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT
A Statement of Changes in Net Assets
Year ended December 31, 2000

                                           Neuberger
                                             Berman         Alger                     T.Rowe Price                  Janus
                                           ----------   --------------   ---------------------------------------   ----------
                                                                                                                     Aspen
                                                            Small                                        Prime      Worldwide
                                            Partners    Capitalization     Growth      International    Reserve      Growth
                                           ----------   --------------   -----------   -------------   ---------   ----------
Increase (decrease) in net assets from
  operations:
    Net investment income (loss)           $   81,215     31,434,586      19,055,221     1,010,312        55,080      961,752
    Net realized gain (loss)                  (31,545)      (260,395)      7,745,959     1,662,149            --      104,451
    Change in unrealized appreciation
      (depreciation)                          (62,514)   (59,389,799)    (27,163,141)   (6,030,559)           --   (3,468,611)
                                           ----------    -----------     -----------    ----------     ---------   ----------
      Net increase (decrease) from
        operations                            (12,844)   (28,215,608)       (361,961)   (3,358,098)       55,080   (2,402,408)
                                           ----------    -----------     -----------    ----------     ---------   ----------

Contract transactions:
    Transfers between sub-accounts
      (including fixed account), net          320,146     19,084,590       8,664,572     1,951,639       336,932   12,151,086
    Deductions for contract benefits and
      terminations and transfers out         (501,104)    (4,390,043)    (29,656,749)   (7,574,899)     (348,058)  (3,834,621)
                                           ----------    -----------     -----------    ----------     ---------   ----------
        Net increase (decrease) in net
          assets from contract
          transactions                       (180,958)    14,694,547     (20,992,177)   (5,623,260)      (11,126)   8,316,465
                                           ----------    -----------     -----------    ----------     ---------   ----------

        Net increase (decrease) in net
          assets                             (193,802)   (13,521,061)    (21,354,138)   (8,981,358)       43,954    5,914,057

Net assets at beginning of period           1,735,453     87,267,409     126,050,349    23,390,806     1,108,373    5,418,550
                                           ----------    -----------     -----------    ----------     ---------   ----------
Net assets at end of period                $1,541,651     73,746,348     104,696,211    14,409,448     1,152,327   11,332,607
                                           ==========    ===========     ===========    ==========     =========   ==========

See accompanying notes to financial statements.

                                                                     (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT
A Statement of Changes in Net Assets
Year ended December 31, 2000

                                                         Security First Trust
                                         ----------------------------------------------------
                                                         T. Rowe
                                                        Growth &        U.S.
                                            Bond         Income      Government     Equity          Total
                                         -----------   -----------   ----------   -----------   -------------
Increase (decrease) in net assets from
  operations:
    Net investment income (loss)         $ 1,204,227    31,594,303    1,479,987     7,288,118     193,890,332
    Net realized gain (loss)                (356,294)   10,431,147     (165,056)    1,369,430      41,983,039
    Change in unrealized appreciation
      (depreciation)                         913,349   (14,832,642)   2,281,008   (18,347,337)   (378,342,477)
                                         -----------   -----------   ----------   -----------   -------------
      Net increase (decrease) from
        operations                         1,761,282    27,192,808    3,595,939    (9,689,789)   (142,469,106)
                                         -----------   -----------   ----------   -----------   -------------

Contract transactions:
  Transfers between sub-accounts
    (including fixed account), net         2,128,624    36,573,115    1,127,277     2,377,506     354,151,470
  Deductions for contract benefits and
    terminations and transfers out        (5,356,452)  (61,907,072)  (3,865,129)   (6,239,101)   (285,077,387)
                                         -----------   -----------   ----------   -----------   -------------
      Net increase (decrease) in net
        assets from contract
        transactions                      (3,227,828)  (25,333,957)  (2,737,852)   (3,861,595)     69,074,083
                                         -----------   -----------   ----------   -----------   -------------

      Net increase (decrease) in net
        assets                            (1,466,546)    1,858,851      858,087   (13,551,384)    (73,395,023)

Net assets at beginning of period         25,158,089   359,964,264   32,191,605    63,079,331   2,045,899,224
                                         -----------   -----------   ----------   -----------   -------------
Net assets at end of period              $23,691,543   361,823,115   33,049,692    49,527,947   1,972,504,201
                                         ===========   ===========   ==========   ===========   =============

See accompanying notes to financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements
December 31, 2001

(1)  Organization

     MetLife Investors USA Separate Account A (the Separate Account) was formerly known as Security First Life Separate Account A. The Separate Account, a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by MetLife Investors USA Insurance Company (MLIUSA) and exists in accordance with the regulations of the Delaware Department of Insurance. The Separate Account is a funding vehicle for variable annuity contracts issued by MLIUSA.

     The Separate Account is divided into sub-accounts with the assets of each sub-account invested in corresponding portfolios of the following investment companies which are diversified, open-end, management investment companies registered under the Investment Company Act of 1940 as amended. The sub-accounts available for investment vary between variable annuity contracts offered for sale by MLIUSA.

     Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from MLIUSA's other assets and liabilities. The portion of the Separate Account's assets applicable to the variable contracts is not chargeable with liabiliites arising out of any other business MLIUSA may conduct.

          Met Investors Series Trust (Met Investors):
            Lord Abbett Growth and Income Portfolio
            Lord Abbett Growth and Income Portfolio  B
            Bond Debenture Portfolio  B
            Quality Bond Portfolio
            Putnam Research Portfolio
            Putnam Research Portfolio B
            MFS Mid Cap Growth Portfolio B
            MIST SSR Concentrated International Portfolio B
            Oppenheimer Capital Appreciation Portfolio B
            PIMCO Money Market Portfolio B
            Janus Aggressive Growth Portfolio B
            PIMCO Total Return Portfolio
            PIMCO Total Return Portfolio B
            PIMCO Innovation Portfolio B
            MIST AIM Mid Cap Equity Portfolio
            MIST AIM Small Cap Growth Portfolio
            MFS Research International Portfolio B
          AIM Variable Insurance Funds, Inc. (AIM)
            AIM V.I. Value Fund
            AIM V.I. Capital Appreciation Fund
            AIM V.I. International Equity Fund
            AIM V.I. Balanced Fund
          MFS Variable Insurance Trust (MFS)
            MFS Research Series
            MFS Investors Trust Series
            MFS New Discovery Series B
          Oppenheimer Variable Account Funds (Oppenheimer)
            Oppenheimer Main Street Growth & Income Fund
            Oppenheimer Bond Fund
            Oppenheimer Strategic Bond Fund
            Oppenheimer Main Street Small Cap Fund
            Oppenheimer Money Fund
          Variable Insurance Products Fund, Fund II and Fund III (Fidelity)
            Fidelity Asset Manager Portfolio
            Fidelity Growth Portfolio
            Fidelity Contrafund Portfolio
            Fidelity Overseas Portfolio
            Fidelity Equity Income Portfolio
            Fidelity Index 500 Portfolio
            Fidelity Money Market Portfolio
          Scudder Variable Series I (Scudder I)
            International Portfolio
          Metropolitian Life Series Funds (MetLife)
            Janus Mid Cap Portfolio
            Russell 2000 Index Portfolio
            Putnam International Stock Portfolio
            Putnam Large Cap Growth Portfolio
            Loomis Sayles High Yield Bond Portfolio
            Stock Index Portfolio B
          VanKampen LIT Funds (VanKampen)
            LIT Emerging Growth Fund
            LIT Enterprise Fund
            LIT Strategic Fund
          Federated Investors Insurance Company (Federated)
            Federated Equity Income Fund II
            Federated High Income Fund II
            Federated American Leaders Fund II
            Federated Growth Strategies Fund II
          Neuberger Berman (Neuberger Berman)
            Neuberger Berman Genesis
            Neuberger Berman Partners
          The Alger American Fund (Alger):
            Small Capitalization Fund
          T. Rowe Price Funds (T. Rowe)
            T. Rowe Growth Fund
            T. Rowe International Stock Fund
            T. Rowe Prime Reserve Fund
          Janus Capital Funds Corp. (Janus)
            Janus Aspen Worldwide Growth
          New England Zenith Fund (Zenith)
            Davis Venture Value Fund E
            Harris Oakmark Mid Cap Value Fund B

                                                                     (continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements
December 31, 2001

(1)  Organization (Cont.)

     During February 2001, the Security First Trust was reorganized as the MetLife Series Trust. As a result of this reorganization, the funds administered by Security First Trust: Bond Series, T. Rowe Price Growth and Income Series, Equity Series, and U.S. Government Series were merged into the respective Met Investor Series Trust: J.P. Morgan Quality Bond Portfolio, Lord Abbett Growth and Income Portfolio, BlackRock Equity Portfolio, and BlackRock U.S. Government Portfolio. Additionally, the Bond,
     T. Rowe Price Growth and Income, Equity, and U.S. Government sub-accounts were merged into the respective J.P. Morgan Quality Bond, Lord Abbett Growth and Income, BlackRock Equity, and BlackRock U.S. Government sub-accounts. The Met Investors BlackRock Equity Portfolio and the Met Investors BlackRock U.S. Government Portfolio ceased operations on October 15, 2001, and the assets of the portfolios were merged into the respective Met Investors Putnam Research Portfolio and the Met Investors PIMCO Total Return Bond Portfolio. Additionally, the BlackRock Equity and BlackRock U.S. Government sub- accounts were merged into the respective Putnam Research and PIMCO Total Return Bond sub-accounts.

(2)  Significant Accounting Policies

     (a)  Investment Valuation

          Investments made in the portfolios of the investment companies are valued at the reported net asset value of such portfolios, which value their investment securities at fair value. The average cost method is used to compute the realized gains and losses on the sale of portfolio shares owned by the sub-accounts. Income from dividends and gains from realized capital gain distributions are recorded on the ex-distribution date.

     (b)  Reinvestment of Distributions

          Dividends and gains from realized gain distributions are reinvested in additional shares of the portfolio.

     (c)  Federal Income Taxes

          The operations of the Separate Account sub-accounts are included in the federal income tax return of MLIUSA which is taxed as a Life Insurance Company under the provisions of the Internal Revenue Code
          (IRC). Under current IRC provisions, MLIUSA believes it will be treated as the owner of the Separate Account sub-account assets for federal income tax purposes and does not expect to incur federal income taxes on the earnings of the Separate Account sub-accounts to the extent the earnings are credited to the variable annuity contracts. Based on this, no charge has been made to the Separate Account sub-accounts for federal income taxes. A charge may be made in future years for any federal income taxes that would be attributable to the variable annuity contracts.

     (d)  Estimates

          The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

     (e)  Reclassificiations

          Certain 2000 amounts have been reclassified to conform to 2001 presentation.

(3)  Separate Account Expenses

     For variable annuity contracts, MLI deducts a daily charge from the net assets of the Separate Account sub-accounts for mortality and administrative expenses that ranges from an annual rate of 0.89% to an annual rate of 2.25%. This varies according to the product specifications. The mortality risks assumed by MLIUSA arise from its contractual obligation to make annuity payments after the annuity date for the life of the annuitant and to waive the withdrawal fee in the event of the death of the contract owner. The administrative fees cover the cost of establishing and maintaining the variable annuity contracts and the Separate Account.

                                                                     (continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements
December 31, 2001

(4)  Contract Fees

     There are no deductions made from purchase payments for sales fees at the time a variable annuity contract is purchased. However, if all or a portion of the contract value is withdrawn, a withdrawal fee may be assessed and deducted from the contract value or payment to the contract owner. The withdrawal fee is imposed on withdrawals of contract values attributable to purchase payments within seven years after receipt and is equal to 7% of the purchase payment withdrawn in the first and second years, 5% of the purchase payments withdrawn in the third, fourth and fifth years, 3% of the purchase payments withdrawn in the sixth and seventh years, and 0% of the purchase payments withdrawn thereafter. After the first contract anniversary, provided the contract value exceeds $5,000, the contract owner may make one withdrawal each contract year of up to 10% of the aggregate purchase payments (on deposit for more than one year) without incurring a surrender fee.

     Depending on the product, an annual contract maintenance fee of $0-49 is imposed on variable annuity contracts with contract values less than $50,000 on their anniversary. This fee covers the cost of contract administration for the previous year and is prorated between the Separate Account sub-accounts and the fixed rate account to which the contract value is allocated. Subject to certain restrictions, the contract owner may transfer all or a part of the accumulated value of the contract among the available sub-accounts and the fixed rate account. If more than 12 transfers have been made in the contract year, a transfer fee of $25 per transfer or, if less, 2% of the amount transferred, may be deducted from the contract value. Transfers made in a dollar cost averaging program are not subject to the transfer fee.

     During the year ended December 31, 2001, contract maintenance, surrender, and transfer fees of $2,979,670 were deducted.

     Currently, MLIUSA advances any premium taxes due at the time purchase payments are made and then deducts premium taxes at the time annuity payments begin. MLIUSA reserves the right to deduct premium taxes when incurred.

                                                                     (continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements
December 31, 2001

(5)  Cost Basis of Investments

     The cost basis of each sub-account's investment follows:

     Met Investors Lord Abbett Growth and Income Portfolio        $   337,641,695
     Met Investors Lord Abbett Growth and Income Portfolio B           33,107,704
     Met Investors Bond Debenture Portfolio B                          13,182,381
     Met Investors Quality Bond Portfolio                              27,957,326
     Met Investors Putnam Research Portfolio                           33,118,842
     Met Investors Putnam Research Portfolio B                          9,168,608
     Met Investors MIST AIM Mid Cap Equity Portfolio B                    987,817
     Met Investors MIST AIM Small Cap Growth Portfolio B                1,368,849
     Met Investors MIST SSR Concentrated Int'l Portfolio B                215,105
     Met Investors Oppenheimer Capital Appreciation Portfolio B        21,775,456
     Met Investors PIMCO Money Market Portfolio B                      20,686,769
     Met Investors Janus Aggressive Growth Portfolio B                 10,206,846
     Met Investors PIMCO Total Return Bond Portfolio                   28,542,065
     Met Investors PIMCO Total Return Bond Portfolio B                 25,797,757
     Met Investors PIMCO Innovation Portfolio B                         4,503,955
     Met Investors MFS Mid Cap Growth Portfolio B                      13,185,006
     Met Investors MFS Research International Portfolio B               7,717,170
     AIM V.I. Value Fund                                                2,953,376
     AIM V.I. Capital Appreciation Fund                                 1,547,286
     AIM V.I. International Equity Fund                                 1,151,302
     AIM V.I. Balanced Fund                                             1,796,687
     MFS Research Series                                                  735,938
     MFS Investors Trust Series                                           289,367
     MFS New Discovery Series                                             676,148
     Oppenheimer Main Street Growth & Income Fund                       2,726,584
     Oppenheimer Bond Fund                                                367,019
     Oppenheimer Strategic Bond Fund                                      325,354
     Oppenheimer Small Capital Growth Fund                                171,180
     Oppenheimer Money Fund                                               893,964
     Fidelity VIP II Asset Manager Portfolio                      $   213,619,955
     Fidelity VIP Growth Portfolio                                    382,341,948
     Fidelity VIP II Contrafund Portfolio                             233,285,191
     Fidelity VIP Overseas Portfolio                                   21,200,779
     Fidelity VIP Equity-Income Portfolio                              33,817,830
     Fidelity VIP II Index 500 Portfolio                              257,732,217
     Fidelity VIP Money Market Portfolio                               34,584,225
     Scudder I International Portfolio                                 28,788,089
     MetLife Janus Mid Cap Portfolio                                    1,766,102
     MetLife Russell 2000 Index Portfolio                                 429,431
     MetLife Putnam International Stock Portfolio                         396,693
     MetLife Putnam Large Cap Growth Portfolio                            651,587
     MetLife Loomis Sayles High Yield Bond Portfolio                       92,670
     MetLife Stock Index Portfolio B                                    1,791,155
     Van Kampen Emerging Growth Fund                                    1,316,888
     Van Kampen Enterprise Fund                                           349,675
     Van Kampen Strategic Stock Fund                                      273,079
     Federated Equity Income Fund                                         569,833
     Federated High Income Bond Fund                                      304,034
     Federated American Leaders Fund                                    1,209,994
     Federated Strategic Growth Fund                                      384,800
     Neuberger Berman Genesis                                           2,929,269
     Neuberger Berman Partners                                          1,766,960
     Alger Small Capitalization                                       111,703,126
     T. Rowe Growth Fund                                               48,954,092
     T. Rowe International Fund                                         7,562,635
     T. Rowe Prime Reserve Fund                                         1,510,295
     Janus Aspen Worldwide Growth                                      11,055,885
     New England Zenith Davis Venture Value Fund E                     26,202,308
     New England Zenith Harris Oakmark Mid Cap Value Fund B            20,781,978
                                                                  ---------------
                                                                  $ 2,050,170,279
                                                                  ===============

                                                                     (continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements
Year ended December 31, 2001

(6)  Changes in Units Outstanding

                                                                             Met Investors
                                       -----------------------------------------------------------------------------------------
                                       Lord Abbett   Lord Abbett
                                         Growth        Growth                                              Blackrock
                                           and           and          Bond        Quality     Blackrock      U.S.       Putnam
                                         Income       Income B     Debenture B     Bond        Equity     Government   Research
                                       -----------   -----------   -----------   ---------   ----------   ----------   ---------
Accumulation Units:
  Unit Balance at December 31, 1999            --           --            --            --           --           --          --

    Units Issued                               --           --            --            --           --           --          --
    Units Redeemed                             --           --            --            --           --           --          --
                                       ----------      -------       -------     ---------   ----------   ----------   ---------

  Unit Balance at December 31, 2000            --           --            --            --           --           --          --

    Units Issued                       13,851,020      829,908       951,968     2,643,609    5,212,031    5,155,108   4,271,829
    Units Redeemed                       (794,276)         (14)       (2,309)     (243,190)  (5,212,031)  (5,155,108)         --
                                       ----------      -------       -------     ---------   ----------   ----------   ---------

  Unit Balance at December 31, 2001    13,056,744      829,894       949,659     2,400,419           --           --   4,271,829
                                       ==========      =======       =======     =========   ==========   ==========   =========

                                                                     (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements
Year ended December 31, 2001

(6)  Changes in Units Outstanding, continued:

                                                                             Met Investors
                                      ----------------------------------------------------------------------------------------------
                                                    MIST AIM      MIST AIM        MIST SSR     Oppenheimer
                                                     Mid Cap      Small Cap     Concentrated     Capital       PIMCO        Janus
                                        Putnam       Equity        Growth          Int'l       Appreciation    Money      Aggressive
                                      Research B   Portfolio B   Portfolio B    Portfolio B         B         Market B     Growth B
                                      ----------   -----------   -----------   -------------   ------------   ---------   ----------
Accumulation Units:
  Unit Balance at December 31, 1999          --          --             --             --              --            --          --

    Units Issued                             --          --             --             --              --            --          --
    Units Redeemed                           --          --             --             --              --            --          --
                                      ---------      ------        -------        -------       ---------     ---------   ---------

  Unit Balance at December 31, 2000          --          --             --             --              --            --          --

    Units Issued                      1,148,742      91,975        119,269         54,402       2,581,098     2,329,487   1,409,821
    Units Redeemed                         (643)         --             --        (34,390)         (6,768)     (288,557)     (1,668)
                                      ---------      ------        -------        -------       ---------     ---------   ---------

  Unit Balance at December 31, 2001   1,148,099      91,975        119,269         20,012       2,574,330     2,040,930   1,408,153
                                      =========      ======        =======        =======       =========     =========   =========

                                                                     (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements
Year ended December 31, 2001

(6)  Changes in Units Outstanding, continued:

                                                                 Met Investors                                       AIM
                                      --------------------------------------------------------------------   ----------------------
                                                                                                  MFS
                                         PIMCO          PIMCO          PIMCO        MFS        Research
                                      Total Return   Total Return   Innovation    Mid Cap    International               Capital
                                          Bond          Bond B           B       Growth B          B          Value    Appreciation
                                      ------------   ------------   ----------   ---------   -------------   -------   ------------
Accumulation Units:
  Unit Balance at December 31, 1999           --             --           --            --           --       38,464       3,366

    Units Issued                              --             --           --            --           --      367,450     148,423
    Units Redeemed                            --             --           --            --           --       (2,440)        (99)
                                       ---------      ---------      -------     ---------      -------      -------     -------

  Unit Balance at December 31, 2000           --             --           --            --           --      403,474     151,690

    Units Issued                       3,960,781      2,452,036      719,543     1,671,645      918,458      163,249      96,291
    Units Redeemed                            --        (26,347)          --        (2,743)      (1,560)     (22,668)    (11,023)
                                       ---------      ---------      -------     ---------      -------      -------     -------

  Unit Balance at December 31, 2001    3,960,781      2,425,689      719,543     1,668,902      916,898      544,055     236,958
                                       =========      =========      =======     =========      =======      =======     =======

                                                                     (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT
A Notes to Financial Statements
Year ended December 31, 2001

(6)  Changes in Units Outstanding, continued:

                                                AIM                           MFS                    Oppenheimer
                                      ------------------------   -----------------------------   ------------------
                                                                                                             Main
                                                                                                            Street
                                      International                                  Investors      New     Growth
                                         Equity       Balanced   Research   Trust    Discovery   & Income    Bond
                                      -------------   --------   --------   ------   ---------   --------   -------
Accumulation Units:
  Unit Balance at December 31, 1999        4,827        19,732      2,569    2,040         --      27,438     1,596

    Units Issued                         152,353       206,185     76,731   24,571     69,517     389,120    59,191
    Units Redeemed                          (780)         (734)      (248)    (699)      (712)     (5,880)     (332)
                                         -------       -------    -------   ------     ------     -------   -------

  Unit Balance at December 31, 2000      156,400       225,183     79,052   25,912     68,805     410,678    60,455

    Units Issued                          44,943       146,358     52,366   36,522     29,340     183,360    20,206
    Units Redeemed                       (12,311)      (37,248)    (5,022)  (1,565)    (7,594)    (41,357)  (13,927)
                                         -------       -------    -------   ------     ------     -------   -------

  Unit Balance at December 31, 2001      189,032       334,293    126,396   60,869     90,551     552,681    66,734
                                         =======       =======    =======   ======     ======     =======   =======

                                                                     (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements
Year ended December 31, 2001

(6)  Changes in Units Outstanding, continued:

                                                 Oppenheimer                                 Fidelity
                                      ---------------------------------   ------------------------------------------------
                                                   Small
                                      Strategic   Capital                   Asset
                                        Bond      Growth       Money       Manager      Growth      Contrafund    Overseas
                                      ---------   -------    ----------   ----------   ----------   ----------   ---------
Accumulation Units:
  Unit Balance at December 31, 1999      2,483      6,209        72,559   22,244,588   24,649,782   15,271,372   2,398,414

    Units Issued                        34,363     13,849     1,825,019    2,490,109    4,169,657    3,229,971     266,940
    Units Redeemed                        (513)      (471)   (1,728,335)  (2,637,520)  (2,409,301)    (774,496)   (238,243)
                                        ------     ------    ----------   ----------   ----------   ----------   ---------

  Unit Balance at December 31, 2000     36,333     19,587       169,243   22,097,177   26,410,138   17,726,847   2,427,111

    Units Issued                        32,850     15,615       281,793    2,097,534    3,303,723    3,109,877     113,208
    Units Redeemed                      (8,823)    (9,185)     (286,710)  (3,172,372)  (4,698,039)  (1,655,297)   (311,992)
                                        ------     ------    ----------   ----------   ----------   ----------   ---------

  Unit Balance at December 31, 2001     60,360     26,017       164,326   21,022,339   25,015,822   19,181,427   2,228,327
                                        ======     ======    ==========   ==========   ==========   ==========   =========

                                                                     (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements
Year ended December 31, 2001

(6)  Changes in Units Outstanding, continued:

                                                    Fidelity                  Scudder I                 MetLife
                                      -----------------------------------   -------------   ---------------------------------
                                                                                                      Russell      Putnam
                                       Equity       Index        Money                       Janus     2000     International
                                       Income        500         Market     International   Mid Cap    Index       Stock
                                      ---------   ----------   ----------   -------------   -------   -------   -------------
Accumulation Units:
  Unit Balance at December 31, 1999   3,611,711   18,109,222    6,115,007     1,502,793          --       --           --

    Units Issued                        126,021    3,643,543    4,141,456       734,119     328,971   40,083       48,190
    Units Redeemed                     (214,113)  (1,926,030)  (5,352,818)      (80,203)     (3,935)      (9)        (433)
                                      ---------   ----------   ----------     ---------     -------   ------       ------

Unit Balance at December 31, 2000     3,523,619   19,826,735    4,903,645     2,156,709     325,036   40,074       47,757

    Units Issued                         93,698    5,232,692    6,637,947       759,450     270,277   57,154       52,651
    Units Redeemed                     (374,444)  (5,331,661)  (6,469,179)     (355,296)    (94,229)  (7,752)      (6,040)
                                      ---------   ----------   ----------     ---------     -------   ------       ------

Unit Balance at December 31, 2001     3,242,873   19,727,766    5,072,413     2,560,863     501,084   89,476       94,368
                                      =========   ==========   ==========     =========     =======   ======       ======

                                                                     (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements
Year ended December 31, 2001

(6)  Changes in Units Outstanding, continued:

                                                   MetLife                          Van Kampen               Federated
                                      --------------------------------   ---------------------------------   ---------
                                                    Loomis
                                       Putnam       Sayles      Stock
                                      Large Cap   High Yield    Index    Emerging                Strategic     Equity
                                       Growth        Bond         B       Growth    Enterprise     Stock       Income
                                      ---------   ----------   -------   --------   ----------   ---------    -------
Accumulation Units:
  Unit Balance at December 31, 1999         --          --          --     1,821         343         670        6,209

    Units Issued                        87,443       6,680          --   123,510      41,381      24,849       82,819
    Units Redeemed                      (1,169)         (4)         --    (1,811)     (1,700)       (340)        (260)
                                       -------      ------     -------   -------      ------      ------      -------

  Unit Balance at December 31, 2000     86,274       6,676          --   123,520      40,024      25,179       88,768

    Units Issued                       131,915      14,765     166,446    63,561      35,341      35,858       55,030
    Units Redeemed                     (27,509)     (3,468)         --   (12,416)     (7,216)       (755)     (26,866)
                                       -------      ------     -------   -------      ------      ------      -------

  Unit Balance at December 31, 2001    190,680      17,973     166,446   174,665      68,149      60,282      116,932
                                       =======      ======     =======   =======      ======      ======      =======

                                                                     (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements
Year ended December 31, 2001

(6)  Changes in Units Outstanding, continued:

                                               Federated                 Neuberger Berman          Alger       T.Rowe Price
                                      ------------------------------   --------------------   --------------   ------------
                                       High
                                      Income    American   Strategic                              Small
                                       Bond      Leaders    Growth      Genesis    Partners   Capitalization     Growth
                                      -------   --------   ---------   ---------   --------   --------------    ---------
Accumulation Units:
  Unit Balance at December 31, 1999    15,001    12,542     23,318      234,545    309,008      7,306,346       1,789,101

    Units Issued                       56,216   174,108     35,929      144,340     58,277      1,693,559         120,054
    Units Redeemed                     (2,031)   (4,210)    (3,587)     (61,097)   (91,652)      (399,152)       (413,802)
                                      -------   -------     ------     --------    -------      ---------       ---------

  Unit Balance at December 31, 2000    69,186   182,440     55,660      317,788    275,633      8,600,753       1,495,353

    Units Issued                       16,779    84,027      5,087      305,042     56,460      1,664,660          56,239
    Units Redeemed                    (25,753)  (16,735)    (5,439)    (144,174)   (37,066)      (890,916)       (895,411)
                                      -------   -------     ------     --------    -------      ---------       ---------

  Unit Balance at December 31, 2001    60,212   249,732     55,308      478,656    295,027      9,374,497         656,181
                                      =======   =======     ======     ========    =======      =========       =========

                                                                     (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements
Year ended December 31, 2001

(6)  Changes in Units Outstanding, continued:

                                           T.Rowe Price           Janus            Zenith             Security First Trust
                                      -----------------------   ---------   ---------------------   ------------------------
                                                                                         Harris
                                                                  Aspen                  Oakmark                   T. Rowe
                                                       Prime    Worldwide     Davis      Mid Cap                   Growth &
                                      International   Reserve    Growth     Venture E    Value B       Bond         Income
                                      -------------   -------   ---------   ---------   ---------   ----------   -----------
Accumulation Units:
  Unit Balance at December 31, 1999     1,745,913      72,927     521,370          --          --    2,299,144    13,343,302

    Units Issued                          154,144      21,707   1,165,127          --          --      203,498     1,695,315
    Units Redeemed                       (591,099)    (22,469)   (381,825)         --          --     (412,994)   (1,879,535)
                                        ---------     -------   ---------   ---------   ---------   ----------   -----------

  Unit Balance at December 31, 2000     1,308,958      72,165   1,304,672          --          --    2,089,648    13,159,082

    Units Issued                           74,762      52,733     555,489   2,649,034   1,863,945       75,659       223,550
    Units Redeemed                       (718,724)    (33,154)   (613,236)         --          --   (2,165,307)  (13,382,632)
                                        ---------     -------   ---------   ---------   ---------   ----------   -----------

  Unit Balance at December 31, 2001       664,996      91,744   1,246,925   2,649,034   1,863,945           --            --
                                        =========     =======   =========   =========   =========   ==========   ===========

                                                                     (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements
Year ended December 31, 2001

(6)  Changes in Units Outstanding, continued:

                                        Security First Trust
                                      -----------------------

                                         U.S.
                                      Government     Equity
                                      ----------   ----------

Accumulation Units:
  Unit Balance at December 31, 1999    5,383,842    5,215,448

    Units Issued                         182,724      220,557
    Units Redeemed                      (619,477)    (553,028)
                                      ----------   ----------

  Unit Balance at December 31, 2000    4,947,089    4,882,977

    Units Issued                         100,302       25,427
    Units Redeemed                    (5,047,391)  (4,908,404)
                                      ----------   ----------

  Unit Balance at December 31, 2001           --           --
                                      ==========   ==========

                                                                     (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements
December 31, 2001

(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation) The realized gain (loss) on the sale of fund shares and the change in unrealized appreciation (depreciation) for each sub-account during the years ended December 31, 2001 and December 31, 2000 follow:

                                                                                      Realized Gain (Loss)
                                                                  ----------------------------------------------------
                                                                       Aggregate        Aggregate Cost
                                                        Year or   Proceeds from Sales    of Fund Shares     Realized
                                                        Period       of Fund Shares         Redeemed       Gain (Loss)
                                                        -------   -------------------   ---------------   ------------
Met Investors Lord Abbett Growth and Income              2001         $53,749,858         $56,124,765     $ (2,374,907)
                                                         2000                  --                  --               --

Met Investors Lord Abbett Growth & Income B              2001              68,279              71,811           (3,532)
                                                         2000                  --                  --               --

Met Investors Bond Debenture B                           2001              25,239              25,412             (173)
                                                         2000                  --                  --               --

Met Investors Quality Bond                               2001           3,554,609           3,572,989          (18,380)
                                                         2000                  --                  --               --

Met Investors Blackrock Equity                           2001          39,925,140          55,052,032      (15,126,892)
                                                         2000                  --                  --               --

Met Investors Blackrock Government                       2001          36,308,891          35,844,908          463,983
                                                         2000                  --                  --               --

Met Investors Putnam Research                            2001           1,194,718           1,170,340           24,378
                                                         2000                  --                  --               --

Met Investors Putnam Research B                          2001             109,107             111,555           (2,448)
                                                         2000                  --                  --               --

Met Investors MIST AIM Mid Cap Equity Portfolio B        2001                 565                 557                8
                                                         2000                  --                  --               --

Met Investors MIST AIM Small Cap Growth Portfolio B      2001              19,353              18,690              663
                                                         2000                  --                  --               --

Met Investors MIST SSR Concentrated Int'l Portfolio B    2001           1,354,515           1,351,911            2,604
                                                         2000                  --                  --               --

Met Investors Oppenheimer Capital Appreciation B         2001             191,570             192,095             (525)
                                                         2000                  --                  --               --

Met Investors PIMCO Money Market B                       2001           6,924,454           6,924,454               --
                                                         2000                  --                  --               --

                                                                     (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements
December 31, 2001

(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued:

                                                                      Realized Gain (Loss)
                                                    --------------------------------------------------
                                                         Aggregate        Aggregate Cost
                                          Year or   Proceeds from Sales   of Fund Shares     Realized
                                          Period      of Fund Shares         Redeemed      Gain (Loss)
                                          -------   -------------------   --------------   -----------
Met Investors Janus Aggressive Growth B    2001         $   23,371          $   25,158      $ (1,787)
                                           2000                 --                  --            --

Met Investors PIMCO Total Return Bond      2001          1,727,648           1,721,245         6,403
                                           2000                 --                  --            --

Met Investors PIMCO Total Return Bond B    2001            431,070             426,944         4,126
                                           2000                 --                  --            --

Met Investors PIMCO Innovation B           2001            172,144             185,314       (13,170)
                                           2000                 --                  --            --

Met Investors MFS Mid Cap Growth B         2001            117,387             117,157           230
                                           2000                 --                  --            --

Met Investors Research International B     2001          1,695,130           1,753,605       (58,475)
                                           2000                 --                  --            --

AIM V.I. Value                             2001            257,143             322,118       (64,975)
                                           2000            223,016             235,133       (12,117)

AIM V.I. Capital Appreciation              2001            173,542             232,640       (59,098)
                                           2000             95,192              94,586           606

AIM V.I. International                     2001            121,740             165,920       (44,180)
                                           2000            184,167             202,151       (17,984)

AIM V.I. Balanced                          2001            433,106             477,405       (44,299)
                                           2000            138,616             135,638         2,978

MFS Research Series                        2001            139,370             173,174       (33,804)
                                           2000             92,087              93,666        (1,579)

MFS Investors Trust                        2001              8,532               9,409          (877)
                                           2000             26,691              25,689         1,002

MFS New Discovery                          2001            136,322             161,333       (25,011)
                                           2000             93,500              98,153        (4,653)

Oppenheimer Main Street Growth & Income    2001            448,268             516,852       (68,584)
                                           2000            266,849             267,472          (623)

                                                                     (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements
December 31, 2001

(7)  Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)

                                                              Realized Gain (Loss)
                                             --------------------------------------------------
                                                  Aggregate        Aggregate Cost
                                   Year or   Proceeds from Sales   of Fund Shares     Realized
                                   Period      of Fund Shares         Redeemed      Gain (Loss)
                                   -------   -------------------   --------------   -----------
Oppenheimer Bond                    2001         $   129,813        $   128,137     $     1,676
                                    2000              95,413             96,086            (673)

Oppenheimer Strategic Bond          2001              89,010             89,921            (911)
                                    2000              35,748             36,567            (819)

Oppenheimer Small Capital Growth    2001               8,917             10,137          (1,220)
                                    2000              83,191             90,434          (7,243)

Oppenheimer Money Fund              2001           2,413,176          2,413,176              --
                                    2000           8,490,757          8,490,757              --

Fidelity VIP II Asset Manager       2001          21,775,137         24,736,094      (2,960,957)
                                    2000          20,425,710         19,778,763         646,947

Fidelity VIP Growth                 2001          49,283,616         54,893,022      (5,609,406)
                                    2000          35,290,670         24,186,097      11,104,573

Fidelity VIP II Contrafund          2001           6,535,790          6,926,666        (390,876)
                                    2000           5,884,821          4,826,467       1,058,354

Fidelity VIP Overseas               2001           2,521,492          3,203,227        (681,735)
                                    2000           2,899,243          2,328,411         570,832

Fidelity VIP Equity Income          2001           4,075,879          4,194,460        (118,581)
                                    2000           3,506,200          3,266,168         240,032

Fidelity VIP II Index 500           2001          31,734,944         30,487,476       1,247,468
                                    2000          24,823,783         17,129,631       7,694,153

Fidelity VIP Money Market           2001          22,862,061         22,862,061              --
                                    2000          15,204,650         15,204,650              --

Scudder I International Equity      2001           2,477,509          3,461,035        (983,526)
                                    2000           2,401,333          2,195,729         205,604

MetLife Janus Mid Cap               2001             388,275            638,185        (249,910)
                                    2000             119,257            131,560         (12,303)

MetLife Russell 2000 Index          2001              51,373             58,457          (7,084)
                                    2000              22,513             24,512          (1,999)

                                                                     (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements
December 31, 2001

(7)  Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)

                                                                    Realized Gain (Loss)
                                                  ---------------------------------------------------
                                                       Aggregate        Aggregate Cost
                                        Year or   Proceeds from Sales   of Fund Shares     Realized
                                        Period      of Fund Shares         Redeemed       Gain (Loss)
                                        -------   -------------------   --------------   ------------
MetLife Putnam International Stock       2001         $   97,984          $  114,136      $   (16,152)
                                         2000              8,415               8,719             (304)

MetLife Putnam Large Cap Growth          2001            133,164             195,310          (62,146)
                                         2000             31,473              23,256            8,217

MetLife Loomis Sayles High Yield Bond    2001             29,513              33,650           (4,137)
                                         2000                229                 237               (8)

MetLife Stock Index B                    2001            554,622             549,671            4,951
                                         2000                 --                  --               --

Van Kampen Emerging Growth               2001            125,963             184,463          (58,500)
                                         2000            179,334             185,243           (5,909)

Van Kampen Enterprise                    2001             86,326             112,874          (26,548)
                                         2000             34,300              35,755           (1,455)

Van Kampen Strategic Stock               2001              9,851               9,248              603
                                         2000             54,664              52,637            2,027

Federated Equity Income                  2001            209,934             248,472          (38,538)
                                         2000             34,392              33,719              673

Federated High Income Bond               2001            278,401             311,581          (33,180)
                                         2000             39,534              41,790           (2,256)

Federated American Leaders               2001            219,629             221,857           (2,228)
                                         2000             59,163              58,803              360

Federated Growth Strategic               2001             26,283              42,300          (16,017)
                                         2000             79,469              68,686           10,783

Neuberger Berman Genesis                 2001          3,444,548           3,337,279          107,269
                                         2000            277,423             271,440            5,983

Neuberger Berman Partners                2001            165,338             186,780          (21,442)
                                         2000            463,302             494,860          (31,558)

Alger Small Capitalization               2001          2,885,955           5,549,031       (2,663,076)
                                         2000          3,553,368           3,813,762         (260,395)

                                                                     (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements
December 31, 2001

(7)  Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)

                                                                             Realized Gain (Loss)
                                                              ---------------------------------------------------
                                                                   Aggregate        Aggregate Cost
                                                    Year or   Proceeds from Sales   of Fund Shares     Realized
                                                    Period      of Fund Shares         Redeemed       Gain (Loss)
                                                    -------   -------------------   --------------   ------------
T. Rowe Growth                                        2001        $ 55,082,191       $ 65,754,355    $(10,672,164)
                                                      2000          26,888,290         19,142,330       7,745,960

T. Rowe International                                 2001           6,337,554          7,926,799      (1,589,245)
                                                      2000           6,852,366          5,190,217       1,662,149

T. Rowe Prime Reserve                                 2001             771,364            771,364              --
                                                      2000             785,815            785,815              --

Janus Aspen Worldwide Growth                          2001           4,562,561          5,929,466      (1,366,905)
                                                      2000           2,916,663          2,812,212         104,451

New England Zenith Davis Venture Value E              2001              83,012             86,859          (3,847)
                                                      2000                  --                 --              --

New England Zenith Harris Oakmark Mid Cap Value B     2001              43,973             46,147          (2,174)
                                                      2000                  --                 --              --

Security First Trust Bond                             2001          24,897,001         25,602,771        (705,770)
                                                      2000           6,703,410          7,059,704        (356,294)

Security First Trust T. Rowe Growth & Income          2001         375,869,852        355,305,018      20,564,834
                                                      2000          50,682,502         40,251,355      10,431,147

Security First Trust U.S Government                   2001             711,057            716,626          (5,569)
                                                      2000           4,893,890          5,058,946        (165,056)

Security First Trust Equity                           2001             760,128            852,978         (92,850)
                                                      2000           6,930,567          5,561,137       1,369,430

                                                                     (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements
December 31, 2001

(7)  Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)

                                                                        Unrealized Appreciation (Depreciation)
                                                                  ---------------------------------------------------
                                                                    Appreciation     Appreciation
                                                        Year or   (Depreciation)   (Depreciation)
                                                        Period    End of Period    Beginning of Period      Change
                                                        -------   --------------   -------------------   ------------
Met Investors Lord Abbett Growth and Income               2001     $(11,523,760)         $--             $(11,523,760)
                                                          2000               --           --                       --

Met Investors Lord Abbett Growth and Income B             2001        1,177,296           --                1,177,296
                                                          2000               --           --                       --

Met Investors Bond Debenture B                            2001           66,391           --                   66,391
                                                          2000               --           --                       --

Met Investors Quality Bond                                2001           59,526           --                   59,526
                                                          2000               --           --                       --

Met Investors Blackrock Equity                            2001               --           --                       --
                                                          2000               --           --                       --

Met Investors Blackrock Government                        2001               --           --                       --
                                                          2000               --           --                       --

Met Investors Putnam Research                             2001        2,388,915           --                2,388,915
                                                          2000               --           --                       --

Met Investors Putnam Research B                           2001           73,143           --                   73,143
                                                          2000               --           --                       --

Met Investors MIST AIM Mid Cap Equity Portfolio B         2001           22,724           --                   22,724
                                                          2000               --           --                       --

Met Investors MIST AIM Small Cap Growth Portfolio B       2001           44,343           --                   44,343
                                                          2000               --           --                       --

Met Investors MIST SSR Concentrated Int'l Portfolio B     2001            3,825           --                    3,825
                                                          2000               --           --                       --

Met Investors Oppenheimer Capital Appreciation B          2001          (24,399)          --                  (24,399)
                                                          2000               --           --                       --

Met Investors PIMCO Money Market B                        2001               --           --                       --
                                                          2000               --           --                       --

Met Investors Janus Aggressive Growth B                   2001           63,666           --                   63,666
                                                          2000               --           --                       --

                                                                     (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements
December 31, 2001

(7)  Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)

                                                          Unrealized Appreciation (Depreciation)
                                                    ------------------------------------------------
                                                     Appreciation       Appreciation
                                          Year or   (Depreciation)     (Depreciation)
                                          Period    End of Period    Beginning of Period    Change
                                          -------   --------------   -------------------   ---------

Met Investors PIMCO Total Return Bond       2001      $(348,024)        $     --           $(348,024)
                                            2000             --               --                  --

Met Investors PIMCO Total Return Bond B     2001       (289,416)              --            (289,416)
                                            2000             --               --                  --

Met Investors PIMCO Innovation B            2001        (24,789)              --             (24,789)
                                            2000             --               --                  --

Met Investors MFS Mid Cap Growth B          2001        532,265               --             532,265
                                            2000             --               --                  --

Met Investors Research International B      2001        (48,206)              --             (48,206)
                                            2000             --               --                  --

AIM V.I. Value                              2001       (651,310)        (365,429)           (285,881)
                                            2000       (365,429)           8,584            (374,013)

AIM V.I. Capital Appreciation               2001       (482,121)        (198,899)           (283,222)
                                            2000       (198,899)           2,307            (201,206)

AIM V.I. International                      2001       (399,857)        (210,958)           (188,899)
                                            2000       (210,958)           2,822            (213,780)

AIM V.I. Balanced                           2001       (214,518)         (57,763)           (156,755)
                                            2000        (57,763)           9,259             (67,022)

MFS Research Series                         2001       (200,526)         (46,331)           (154,195)
                                            2000        (46,331)             575             (46,906)

MFS Investors Trust                         2001        (34,738)             168             (34,906)
                                            2000            168              422                (254)

MFS New Discovery                           2001        (69,844)         (41,129)            (28,715)
                                            2000        (41,129)              --             (41,129)

Oppenheimer Main Street Growth & Income     2001       (375,551)        (190,614)           (184,937)
                                            2000       (190,614)           8,267            (198,881)

Oppenheimer Bond                            2001          5,462            7,868              (2,406)
                                            2000          7,868               (8)              7,876

                                                                     (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements
December 31, 2001

(7)  Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)

                                                     Unrealized Appreciation (Depreciation)
                                               ---------------------------------------------------
                                                Appreciation       Appreciation
                                     Year or   (Depreciation)     (Depreciation)
                                     Period    End of Period    Beginning of Period      Change
                                     -------   --------------   ----------------------------------
Oppenheimer Strategic Bond             2001    $     (1,020)        $        178      $     (1,198)
                                       2000             178                   28               150

Oppenheimer Small Capital Growth       2001         (10,662)             (13,562)            2,900
                                       2000         (13,562)               8,250           (21,812)

Oppenheimer Money Fund                 2001              --                   --                --
                                       2000              --                   --                --

Fidelity VIP II Asset Manager          2001     (23,531,874)          (6,034,456)      (17,497,418)
                                       2000      (6,034,456)          27,044,054       (33,078,510)

Fidelity VIP Growth                    2001     (54,662,872)          42,228,524       (96,891,396)
                                       2000      42,228,524          156,078,587      (113,850,063)

Fidelity VIP II Contrafund             2001     (13,377,047)          23,110,370       (36,487,417)
                                       2000      23,110,370           68,821,304       (45,710,934)

Fidelity VIP Overseas                  2001      (5,981,065)             266,846        (6,247,911)
                                       2000         266,846            8,459,106        (8,192,260)

Fidelity VIP Equity Income             2001        (906,835)           3,284,407        (4,191,242)
                                       2000       3,284,407            3,437,397          (152,990)

Fidelity VIP II Index 500              2001       1,429,728           42,387,880       (40,958,152)
                                       2000      42,387,880           84,326,275       (41,938,395)

Fidelity VIP Money Market              2001              --                   --                --
                                       2000              --                   --                --

Scudder I International Equity         2001     (11,623,392)          (2,048,632)       (9,574,760)
                                       2000      (2,048,632)           5,439,548        (7,488,180)

MetLife Janus Mid Cap                  2001        (722,067)            (426,217)         (295,850)
                                       2000        (426,217)                  --          (426,217)

MetLife Russell 2000 Index             2001         (18,838)             (34,170)           15,332
                                       2000         (34,170)                  --           (34,170)

MetLife Putnam International Stock     2001         (65,550)              (9,509)          (56,041)
                                       2000          (9,509)                  --            (9,509)

                                                                     (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements
December 31, 2001

(7)  Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)

                                                        Unrealized Appreciation (Depreciation)
                                                  ---------------------------------------------------
                                                   Appreciation       Appreciation
                                        Year or   (Depreciation)     (Depreciation)
                                        Period    End of Period    Beginning of Period      Change
                                        -------   --------------   -------------------   ------------
MetLife Putnam Large Cap Growth          2001      $   (190,417)      $   (103,053)      $    (87,364)
                                         2000          (103,053)                --           (103,053)

MetLife Loomis Sayles High Yield Bond    2001            (8,635)            (1,282)            (7,353)
                                         2000            (1,282)                --             (1,282)

MetLife Stock Index B                    2001            13,854                 --             13,854
                                         2000                --                 --                 --

Van Kampen Emerging Growth               2001          (473,731)          (208,318)          (265,413)
                                         2000          (208,318)             1,230           (209,548)

Van Kampen Enterprise                    2001           (82,822)           (46,296)           (36,526)
                                         2000           (46,296)                --            (46,296)

Van Kampen Strategic Stock               2001            12,418             14,404             (1,986)
                                         2000            14,404                (23)            14,427

Federated Equity Income                  2001           (79,059)           (52,410)           (26,649)
                                         2000           (52,410)             2,553            (54,963)

Federated High Income Bond               2001           (31,800)           (30,590)            (1,210)
                                         2000           (30,590)               301            (30,891)

Federated American Leaders               2001           (46,418)            24,932            (71,350)
                                         2000            24,932              2,068             22,864

Federated Growth Strategic               2001          (149,281)           (91,174)           (58,107)
                                         2000           (91,174)            34,114           (125,288)

Neuberger Berman Genesis                 2001           389,444            326,486             62,958
                                         2000           326,486             (3,515)           330,001

Neuberger Berman Partners                2001          (183,291)          (121,790)           (61,501)
                                         2000          (121,790)           (59,276)           (62,514)

Alger Small Capitalization               2001       (55,736,476)       (36,228,998)       (19,507,478)
                                         2000       (36,228,998)        23,160,801        (59,389,799)

T. Rowe Growth                           2001        (7,799,665)        (6,929,483)          (870,182)
                                         2000        (6,929,483)        20,233,658        (27,163,141)

                                                                     (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements
December 31, 2001

(7)  Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)

                                                                   Unrealized Appreciation (Depreciation)
                                                            ---------------------------------------------------
                                                             Appreciation       Appreciation
                                                  Year or   (Depreciation)     (Depreciation)
                                                  Period    End of Period    Beginning of Period      Change
                                                  -------   --------------   -------------------   ------------
T. Rowe International                              2001      $(1,896,818)       $  (434,717)       $ (1,462,101)
                                                   2000         (434,717)         5,595,842          (6,030,559)

T. Rowe Prime Reserve                              2001               --                 --                  --
                                                   2000               --                 --                  --

Janus Aspen Worldwide Growth                       2001       (2,723,972)        (1,623,906)         (1,100,066)
                                                   2000       (1,623,906)         1,844,705          (3,468,611)

New England Zenith Davis Venture Value             2001          651,406                 --             651,406
                                                   2000               --                 --                   -

New England Zenith Harris Oakmark Mid Cap Value    2001        1,445,855                 --           1,445,855
                                                   2000               --                 --                   -

Security First Trust Bond                          2001               --         (1,002,074)          1,002,074
                                                   2000       (1,002,074)        (1,915,423)            913,349

Security First Trust T. Rowe Growth & Income       2001               --         10,892,904         (10,892,904)
                                                   2000       10,892,904         25,725,546         (14,832,642)

Security First Trust U.S Government                2001               --           (479,846)            479,846
                                                   2000         (479,846)        (2,760,854)          2,281,008

Security First Trust Equity                        2001               --         (4,220,322)          4,220,322
                                                   2000       (4,220,322)        14,127,015         (18,347,337)

                    METLIFE INVESTORS USA SEPARATE ACCOUNT A
                              FINANCIAL HIGHLIGHTS

MetLife Investors USA Separate Account A sells a number of variable annuity products which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

The following table displays the financial information for each series of sub-account offered by the various products.

                                                              As of December 31, 2001         For the Year ended December 31, 2001
                                                        -----------------------------------  -------------------------------------
                                                                       Unit      Net Assets     Investment    Expense     Total
                                                          Units     Fair Value      (000)     Income Ratio*   Ratio**   Return***
                                                        ---------   ----------   ----------   -------------   -------   ---------
Met Investors Lord Abbett Growth & Income               2,708,416   $21.556428    $ 58,384        0.95%        1.40%     (7.24%)
Met Investors Lord Abbett Growth & Income, Series AA      876,621    68.331095      59,900        0.95%        0.89%     (6.56%)
Met Investors Lord Abbett Growth & Income, Series W     7,113,661    21.612350     153,743        0.95%        1.35%     (6.99%)
Met Investors Lord Abbett Growth & Income, Series ZZZ   2,358,046    22.741940      53,627        0.95%        1.35%     (6.99%)
Met Investors Lord Abbett Growth & Income B                52,408    41.392944       2,168        0.17%        1.40%     (7.30%)
Met Investors Lord Abbett Growth & Income B, Series H      71,763    41.425267       2,973        0.17%        1.30%     (7.21%)
Met Investors Lord Abbett Growth & Income B, Series I     194,262    41.344503       8,032        0.17%        1.55%     (7.44%)
Met Investors Lord Abbett Growth & Income B, Series J      25,175    41.336718       1,041        0.17%        1.60%     (7.49%)
Met Investors Lord Abbett Growth & Income B, Series K     154,864    41.312239       6,398        0.17%        1.65%     (7.53%)
Met Investors Lord Abbett Growth & Income B, Series L      22,153    41.307768         915        0.17%        1.70%     (7.58%)
Met Investors Lord Abbett Growth & Income B, Series M         322    41.332654          13        0.17%        1.75%     (7.63%)
Met Investors Lord Abbett Growth & Income B, Series N      88,945    41.263886       3,670        0.17%        1.80%     (7.67%)
Met Investors Lord Abbett Growth & Income B, Series O      12,642    41.265681         522        0.17%        1.85%     (7.72%)
Met Investors Lord Abbett Growth & Income B, Series P      80,424    41.231685       3,316        0.17%        1.90%     (7.77%)
Met Investors Lord Abbett Growth & Income B, Series Q      14,209    41.237641         586        0.17%        1.95%     (7.81%)
Met Investors Lord Abbett Growth & Income B, Series R           2    41.289644          --        0.17%        2.00%     (7.86%)
Met Investors Lord Abbett Growth & Income B, Series S      98,684    41.183429       4,064        0.17%        2.05%     (7.91%)
Met Investors Lord Abbett Growth & Income B, Series T      13,343    41.195623         550        0.17%        2.10%     (7.95%)
Met Investors Lord Abbett Growth & Income B, Series U         698    41.246677          29        0.17%        2.25%     (8.09%)
Met Investors Bond Debenture B                             39,279    13.978494         551        1.47%        1.40%      2.04%
Met Investors Bond Debenture B, Series H                   76,823    13.989418       1,075        1.47%        1.30%      2.14%
Met Investors Bond Debenture B, Series I                  337,551    13.962133       4,713        1.47%        1.55%      1.89%
Met Investors Bond Debenture B, Series J                   15,230    13.959514         213        1.47%        1.60%      1.84%
Met Investors Bond Debenture B, Series K                   98,860    13.951241       1,379        1.47%        1.65%      1.78%
Met Investors Bond Debenture B, Series L                   10,418    13.949937         145        1.47%        1.70%      1.73%
Met Investors Bond Debenture B, Series M                        7    13.958144          --        1.47%        1.75%      1.68%
Met Investors Bond Debenture B, Series N                  151,440    13.934910       2,110        1.47%        1.80%      1.63%
Met Investors Bond Debenture B, Series O                   11,584    13.935729         161        1.47%        1.85%      1.58%
Met Investors Bond Debenture B, Series P                   29,458    13.924032         410        1.47%        1.90%      1.53%
Met Investors Bond Debenture B, Series Q                   12,847    13.926270         179        1.47%        1.95%      1.48%
Met Investors Bond Debenture B, Series R                        7    13.943623          --        1.47%        2.00%      1.43%
Met Investors Bond Debenture B, Series S                  162,450    13.907731       2,259        1.47%        2.05%      1.38%
Met Investors Bond Debenture B, Series T                    3,698    13.912076          51        1.47%        2.10%      1.32%

* These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced or ceased operations, the investment income ratio is not annualized.

** These ratios represent the annualized contract expenses of the Separate Account aub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For periods in which a sub-account commenced operations, the total return is calculated as if the sub-account commenced operations on the later of the inception date of the mutual fund, the applicable mutual fund share class or January 1, 2001.

                                                                     (Continued)

                    METLIFE INVESTORS USA SEPARATE ACCOUNT A
                              FINANCIAL HIGHLIGHTS

                                                           As of December 31, 2001         For the Year ended December 31, 2001
                                                     -----------------------------------   ------------------------------------
                                                                    Unit      Net Assets    Investment     Expense      Total
                                                       Units     Fair Value      (000)     Income Ratio*   Ratio**    Return***
                                                     ---------   ----------   ----------   -------------   -------   ----------
Met Investors Bond Debenture B, Series U                     7   $13.929118     $    --        1.47%       2.25%         1.17%
Met Investors Quality Bond Portfolio                 1,029,054    10.855772      11,171        4.86%       1.40%         5.33%
Met Investors Quality Bond Portfolio, Series AA        152,430    23.834357       3,633        4.86%       0.89%         6.10%
Met Investors Quality Bond Portfolio, Series W         224,150    10.468599       2,347        4.86%       1.35%         5.62%
Met Investors Quality Bond Portfolio, Series ZZZ       994,785    10.884194      10,827        4.86%       1.35%         5.61%
Met Investors Blackrock Equity Portfolio                    --           --          --        0.20%       1.40%       (20.97%)
Met Investors Blackrock Equity Portfolio, Series V          --           --          --        0.20%       1.15%       (20.85%)
Met Investors Blackrock Government Inc. Portfolio           --           --          --        4.52%       1.40%         5.70%
Met Investors Blackrock Government Inc. Portfolio,
   Series V                                                 --           --          --        4.52%       1.15%         5.87%
Met Investors Blackrock Government Inc. Portfolio,
   Series W                                                 --           --          --        4.52%       1.35%         5.78%
Met Investors Putnam Research                        1,424,800     7.045979      10,039        0.07%       1.40%         7.00%
Met Investors Putnam Research, Series V              2,847,029     8.943571      25,463        0.07%       1.15%         7.00%
Met Investors Putnam Research B                         67,208     8.065922         542        0.44%       1.40%        (0.88%)
Met Investors Putnam Research B, Series H               72,909     8.072222         589        0.44%       1.30%        (0.81%)
Met Investors Putnam Research B, Series I              266,879     8.056476       2,150        0.44%       1.55%        (1.00%)
Met Investors Putnam Research B, Series J               36,171     8.054961         291        0.44%       1.60%        (1.04%)
Met Investors Putnam Research B, Series K              207,533     8.050186       1,671        0.44%       1.65%        (1.08%)
Met Investors Putnam Research B, Series L               22,087     8.049480         178        0.44%       1.70%        (1.12%)
Met Investors Putnam Research B, Series M                   11     8.054163          --        0.44%       1.75%        (1.16%)
Met Investors Putnam Research B, Series N              188,354     8.040755       1,515        0.44%       1.80%        (1.19%)
Met Investors Putnam Research B, Series O               20,789     8.041271         167        0.44%       1.85%        (1.23%)
Met Investors Putnam Research B, Series P               98,228     8.034479         789        0.44%       1.90%        (1.27%)
Met Investors Putnam Research B, Series Q               39,042     8.035812         314        0.44%       1.95%        (1.31%)
Met Investors Putnam Research B, Series R                   11     8.045779          --        0.44%       2.00%        (1.35%)
Met Investors Putnam Research B, Series S               98,919     8.025064         794        0.44%       2.05%        (1.39%)
Met Investors Putnam Research B, Series T               29,947     8.027613         240        0.44%       2.10%        (1.43%)
Met Investors Putnam Research B, Series U                   11     8.037404          --        0.44%       2.25%        (1.54%)
Met Investors MIST AIM Mid Cap Equity Portfolio B        1,316    10.991234          16        0.05%       1.40%         9.91%
Met Investors MIST AIM Mid Cap Equity Portfolio B,
   Series H                                              5,525    10.993732          61        0.05%       1.30%         9.94%
Met Investors MIST AIM Mid Cap Equity Portfolio B,
   Series I                                             20,124    10.987487         221        0.05%       1.55%         9.87%
Met Investors MIST AIM Mid Cap Equity Portfolio B,
   Series J                                              1,567    10.986248          17        0.05%       1.60%         9.86%
Met Investors MIST AIM Mid Cap Equity Portfolio B,
   Series K                                             21,430    10.984994         235        0.05%       1.65%         9.85%
Met Investors MIST AIM Mid Cap Equity Portfolio B,
   Series L                                                 10    10.983749          --        0.05%       1.70%         9.84%
Met Investors MIST AIM Mid Cap Equity Portfolio B,
   Series M                                                852    10.982498           9        0.05%       1.75%         9.83%
Met Investors MIST AIM Mid Cap Equity Portfolio B,
   Series N                                              4,572    10.981256          50        0.05%       1.80%         9.81%
Met Investors MIST AIM Mid Cap Equity Portfolio B,
   Series O                                              1,090    10.980009          12        0.05%       1.85%         9.80%
Met Investors MIST AIM Mid Cap Equity Portfolio B,
   Series P                                             31,217    10.978760         343        0.05%       1.90%         9.79%
Met Investors MIST AIM Mid Cap Equity Portfolio B,
   Series Q                                                 10    10.977513          --        0.05%       1.95%         9.78%

* These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced or ceased operations, the investment income ratio is not annualized.

** These ratios represent the annualized contract expenses of the Separate Account aub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For periods in which a sub-account commenced operations, the total return is calculated as if the sub-account commenced operations on the later of the inception date of the mutual fund, the applicable mutual fund share class or January 1, 2001.

                                                                     (Continued)

                    METLIFE INVESTORS USA SEPARATE ACCOUNT A
                              FINANCIAL HIGHLIGHTS

                                                             As of December 31, 2001         For the Year ended December 31, 2001
                                                         ---------------------------------   ------------------------------------
                                                                      Unit      Net Assets    Investment     Expense     Total
                                                          Units    Fair Value     (000)      Income Ratio*   Ratio**   Return***
                                                         -------   ----------   ----------   -------------   -------   ----------
Met Investors MIST AIM Mid Cap Equity Portfolio B,
   Series R                                                   10   $10.976269     $   --          0.05%       2.00%       9.76%
Met Investors MIST AIM Mid Cap Equity Portfolio B,
   Series S                                                   10    10.975020         --          0.05%       2.05%       9.75%
Met Investors MIST AIM Mid Cap Equity Portfolio B,
   Series T                                                4,232    10.973778         46          0.05%       2.10%       9.74%
Met Investors MIST AIM Mid Cap Equity Portfolio B,
   Series U                                                   10    10.970039         --          0.05%       2.25%       9.70%
Met Investors MIST AIM Small Cap Growth Portfolio B        2,728    11.852311         32          0.00%       1.40%      18.52%
Met Investors MIST AIM Small Cap Growth Portfolio B,
   Series H                                               12,276    11.855004        146          0.00%       1.30%      18.55%
Met Investors MIST AIM Small Cap Growth Portfolio B,
   Series I                                               28,117    11.848284        333          0.00%       1.55%      18.48%
Met Investors MIST AIM Small Cap Growth Portfolio B,
   Series J                                                1,492    11.846939         18          0.00%       1.60%      18.47%
Met Investors MIST AIM Small Cap Growth Portfolio B,
   Series K                                               40,372    11.845599        478          0.00%       1.65%      18.46%
Met Investors MIST AIM Small Cap Growth Portfolio B,
   Series L                                                3,696    11.844254         44          0.00%       1.70%      18.44%
Met Investors MIST AIM Small Cap Growth Portfolio B,
   Series M                                                  547    11.842911          6          0.00%       1.75%      18.43%
Met Investors MIST AIM Small Cap Growth Portfolio B,
   Series N                                                4,289    11.841568         51          0.00%       1.80%      18.42%
Met Investors MIST AIM Small Cap Growth Portfolio B,
   Series O                                                1,107    11.840229         13          0.00%       1.85%      18.40%
Met Investors MIST AIM Small Cap Growth Portfolio B,
   Series P                                               18,639    11.838879        221          0.00%       1.90%      18.39%
Met Investors MIST AIM Small Cap Growth Portfolio B,
   Series Q                                                1,012    11.837543         12          0.00%       1.95%      18.38%
Met Investors MIST AIM Small Cap Growth Portfolio B,
   Series R                                                   10    11.836197         --          0.00%       2.00%      18.36%
Met Investors MIST AIM Small Cap Growth Portfolio B,
   Series S                                                4,964    11.834858         59          0.00%       2.05%      18.35%
Met Investors MIST AIM Small Cap Growth Portfolio B,
   Series T                                                   10    11.833517         --          0.00%       2.10%      18.34%
Met Investors MIST AIM Small Cap Growth Portfolio B,
   Series U                                                   10    11.829489         --          0.00%       2.25%      18.30%
Met Investors MIST SSR Concentrated Int'l Portfolio B      1,662    10.935611         19          0.08%       1.40%       9.36%
Met Investors MIST SSR Concentrated Int'l Portfolio B,
   Series H                                                3,571    10.938098         39          0.08%       1.30%       9.38%
Met Investors MIST SSR Concentrated Int'l Portfolio B,
   Series I                                                4,047    10.931888         44          0.08%       1.55%       9.32%
Met Investors MIST SSR Concentrated Int'l Portfolio B,
   Series J                                                  515    10.930643          6          0.08%       1.60%       9.31%
Met Investors MIST SSR Concentrated Int'l Portfolio B,
   Series K                                                1,596    10.929396         17          0.08%       1.65%       9.29%
Met Investors MIST SSR Concentrated Int'l Portfolio B,
   Series L                                                3,352    10.928158         37          0.08%       1.70%       9.28%
Met Investors MIST SSR Concentrated Int'l Portfolio B,
   Series M                                                   10    10.926916         --          0.08%       1.75%       9.27%
Met Investors MIST SSR Concentrated Int'l Portfolio B,
   Series N                                                  977    10.925670         11          0.08%       1.80%       9.26%
Met Investors MIST SSR Concentrated Int'l Portfolio B,
   Series O                                                2,287    10.924432         25          0.08%       1.85%       9.24%
Met Investors MIST SSR Concentrated Int'l Portfolio B,
   Series P                                                   94    10.923190          1          0.08%       1.90%       9.23%
Met Investors MIST SSR Concentrated Int'l Portfolio B,
   Series Q                                                  868    10.921950          9          0.08%       1.95%       9.22%
Met Investors MIST SSR Concentrated Int'l Portfolio B,
   Series R                                                   10    10.920707         --          0.08%       2.00%       9.21%
Met Investors MIST SSR Concentrated Int'l Portfolio B,
   Series S                                                  766    10.919466          8          0.08%       2.05%       9.19%
Met Investors MIST SSR Concentrated Int'l Portfolio B,
   Series T                                                  247    10.918227          3          0.08%       2.10%       9.18%
Met Investors MIST SSR Concentrated Int'l Portfolio B,
   Series U                                                   10    10.914501         --          0.08%       2.25%       9.15%
Met Investors Oppenheimer Capital Appreciation B         187,903     8.466912      1,592          0.07%       1.40%      (1.07%)
Met Investors Oppenheimer Capital Appreciation B,
   Series H                                              183,404     8.473531      1,554          0.07%       1.30%      (1.00%)
Met Investors Oppenheimer Capital Appreciation B,
   Series I                                              612,798     8.456989      5,182          0.07%       1.55%      (1.19%)
Met Investors Oppenheimer Capital Appreciation B,
   Series J                                               97,724     8.455399        826          0.07%       1.60%      (1.23%)

* These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced or ceased operations, the investment income ratio is not annualized.

** These ratios represent the annualized contract expenses of the Separate Account aub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For periods in which a sub-account commenced operations, the total return is calculated as if the sub-account commenced operations on the later of the inception date of the mutual fund, the applicable mutual fund share class or January 1, 2001.

                                                                     (continued)

                    METLIFE INVESTORS USA SEPARATE ACCOUNT A
                              FINANCIAL HIGHLIGHTS

                                                         As of December 31, 2001        For the Year ended December 31, 2001
                                                    ---------------------------------   ------------------------------------
                                                                 Unit      Net Assets     Investment    Expense      Total
                                                     Units    Fair Value      (000)     Income Ratio*   Ratio**    Return***
                                                    -------   ----------   ----------   -------------   -------   ----------
Met Investors Oppenheimer Capital Appreciation B,
   Series K                                         360,424   $ 8.450379     $3,046         0.07%        1.65%      (1.27%)
Met Investors Oppenheimer Capital Appreciation B,
   Series L                                          46,387     8.449647        392         0.07%        1.70%      (1.30%)
Met Investors Oppenheimer Capital Appreciation B,
   Series M                                           4,645     8.454566         39         0.07%        1.75%      (1.34%)
Met Investors Oppenheimer Capital Appreciation B,
   Series N                                         263,517     8.440489      2,224         0.07%        1.80%      (1.38%)
Met Investors Oppenheimer Capital Appreciation B,
   Series O                                          39,784     8.441032        336         0.07%        1.85%      (1.42%)
Met Investors Oppenheimer Capital Appreciation B,
   Series P                                         285,164     8.433892      2,405         0.07%        1.90%      (1.46%)
Met Investors Oppenheimer Capital Appreciation B,
   Series Q                                          54,852     8.435299        463         0.07%        1.95%      (1.50%)
Met Investors Oppenheimer Capital Appreciation B,
   Series R                                              11     8.445763         --         0.07%        2.00%      (1.52%)
Met Investors Oppenheimer Capital Appreciation B,
   Series                                           397,356     8.424014      3,347         0.07%        2.05%      (1.57%)
Met Investors Oppenheimer Capital Appreciation B,
   Series T                                          40,350     8.426695        340         0.07%        2.10%      (1.61%)
Met Investors Oppenheimer Capital Appreciation B,
   Series U                                              11     8.436969         --         0.07%        2.25%      (1.73%)
Met Investors PIMCO Money Market B                   31,640    10.154282        321         1.02%        1.40%       1.22%
Met Investors PIMCO Money Market B, Series H        294,508    10.162217      2,993         1.02%        1.30%       1.29%
Met Investors PIMCO Money Market B, Series I        431,446    10.142394      4,376         1.02%        1.55%       1.10%
Met Investors PIMCO Money Market B, Series J        107,384    10.140463      1,089         1.02%        1.60%       1.06%
Met Investors PIMCO Money Market B, Series K        219,948    10.134478      2,229         1.02%        1.65%       1.02%
Met Investors PIMCO Money Market B, Series L         14,466    10.133571        147         1.02%        1.70%       0.98%
Met Investors PIMCO Money Market B, Series M         43,082    10.139497        437         1.02%        1.75%       1.16%
Met Investors PIMCO Money Market B, Series N        258,105    10.122623      2,613         1.02%        1.80%       0.90%
Met Investors PIMCO Money Market B, Series O         59,895    10.123246        606         1.02%        1.85%       0.86%
Met Investors PIMCO Money Market B, Series P        309,736    10.114716      3,133         1.02%        1.90%       0.82%
Met Investors PIMCO Money Market B, Series Q          2,519    10.116375         25         1.02%        1.95%       0.78%
Met Investors PIMCO Money Market B, Series R         89,518    10.128944        907         1.02%        2.00%       0.98%
Met Investors PIMCO Money Market B, Series S        155,782    10.102880      1,574         1.02%        2.05%       0.70%
Met Investors PIMCO Money Market B, Series T         22,891    10.106064        231         1.02%        2.10%       0.66%
Met Investors PIMCO Money Market B, Series U             10    10.118399         --         1.02%        2.25%       0.80%
Met Investors Janus Aggressive Growth B              63,661     7.308054        464         0.00%        1.40%      (9.12%)
Met Investors Janus Aggressive Growth B, Series H   141,262     7.313773      1,033         0.00%        1.30%      (9.05%)
Met Investors Janus Aggressive Growth B, Series I   375,946     7.299489      2,744         0.00%        1.55%      (9.23%)
Met Investors Janus Aggressive Growth B, Series J    38,217     7.298115        279         0.00%        1.60%      (9.26%)
Met Investors Janus Aggressive Growth B, Series K   200,666     7.293775      1,464         0.00%        1.65%      (9.30%)
Met Investors Janus Aggressive Growth B, Series L    11,507     7.293152         84         0.00%        1.70%      (9.34%)
Met Investors Janus Aggressive Growth B, Series M       431     7.297407          3         0.00%        1.75%      (9.37%)
Met Investors Janus Aggressive Growth B, Series N   208,194     7.285235      1,517         0.00%        1.80%      (9.41%)
Met Investors Janus Aggressive Growth B, Series O    30,383     7.285714        221         0.00%        1.85%      (9.44%)
Met Investors Janus Aggressive Growth B, Series P   115,485     7.279536        841         0.00%        1.90%      (9.48%)
Met Investors Janus Aggressive Growth B, Series Q    12,364     7.280760         90         0.00%        1.95%      (9.51%)
Met Investors Janus Aggressive Growth B, Series R     2,279     7.289812         17         0.00%        2.00%      (9.55%)

* These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced or ceased operations, the investment income ratio is not annualized.

** These ratios represent the annualized contract expenses of the Separate Account aub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For periods in which a sub-account commenced operations, the total return is calculated as if the sub-account commenced operations on the later of the inception date of the mutual fund, the applicable mutual fund share class or January 1, 2001.

                                                                     (Continued)

                    METLIFE INVESTORS USA SEPARATE ACCOUNT A
                              FINANCIAL HIGHLIGHTS

                                                          As of December 31, 2001         For the Year ended December 31, 2001
                                                    -----------------------------------   ------------------------------------
                                                                  Unit       Net Assets    Investment     Expense     Total
                                                      Units     Fair Value     (000)      Income Ratio*   Ratio**   Return***
                                                    ---------   ----------   ----------   -------------   -------   ----------
Met Investors Janus Aggressive Growth B, Series S     178,769   $ 7.271012     $ 1,300         0.00%       2.05%      (9.58%)
Met Investors Janus Aggressive Growth B, Series T      28,976     7.273333         211         0.00%       2.10%      (9.62%)
Met Investors Janus Aggressive Growth B, Series U          13     7.282231          --         0.00%       2.25%      (9.72%)
Met Investors PIMCO Total Return Bond               1,791,686     7.090995      12,705         0.88%       1.40%      (0.31%)
Met Investors PIMCO Total Return Bond, Series V     2,105,636     7.139437      15,033         0.88%       1.15%      (0.25%)
Met Investors PIMCO Total Return Bond, Series W        63,459     7.110594         451         0.88%       1.35%      (0.30%)
Met Investors PIMCO Total Return Bond B                95,691    10.536235       1,010         2.47%       1.40%       3.69%
Met Investors PIMCO Total Return Bond B, Series H     262,931    10.544458       2,772         2.47%       1.30%       3.77%
Met Investors PIMCO Total Return Bond B, Series I     594,267    10.523893       6,254         2.47%       1.55%       3.56%
Met Investors PIMCO Total Return Bond B, Series J     109,025    10.521924       1,147         2.47%       1.60%       3.52%
Met Investors PIMCO Total Return Bond B, Series K     355,008    10.515687       3,733         2.47%       1.65%       3.48%
Met Investors PIMCO Total Return Bond B, Series L      65,421    10.514782         688         2.47%       1.70%       3.44%
Met Investors PIMCO Total Return Bond B, Series M       1,862    10.520891          20         2.47%       1.75%       3.40%
Met Investors PIMCO Total Return Bond B, Series N     283,097    10.503380       2,973         2.47%       1.80%       3.36%
Met Investors PIMCO Total Return Bond B, Series O      64,645    10.504077         679         2.47%       1.85%       3.32%
Met Investors PIMCO Total Return Bond B, Series P     198,803    10.495175       2,086         2.47%       1.90%       3.28%
Met Investors PIMCO Total Return Bond B, Series Q      57,492    10.496941         603         2.47%       1.95%       3.24%
Met Investors PIMCO Total Return Bond B, Series R          10    10.509943          --         2.47%       2.00%       3.20%
Met Investors PIMCO Total Return Bond B, Series S     333,284    10.482897       3,494         2.47%       2.05%       3.16%
Met Investors PIMCO Total Return Bond B, Series T       4,143    10.486253          43         2.47%       2.10%       3.12%
Met Investors PIMCO Total Return Bond B, Series U          10    10.499015          --         2.47%       2.25%       3.00%
Met Investors PIMCO Innovation B                       44,186     6.093409         269         0.00%       1.40%     (15.77%)
Met Investors PIMCO Innovation B, Series H             49,114     6.098184         300         0.00%       1.30%     (15.70%)
Met Investors PIMCO Innovation B, Series I            213,916     6.086250       1,302         0.00%       1.55%     (15.87%)
Met Investors PIMCO Innovation B, Series J             10,499     6.085109          64         0.00%       1.60%     (15.90%)
Met Investors PIMCO Innovation B, Series K             99,431     6.081488         605         0.00%       1.65%     (15.94%)
Met Investors PIMCO Innovation B, Series L              3,463     6.080967          21         0.00%       1.70%     (15.97%)
Met Investors PIMCO Innovation B, Series M                677     6.084522           4         0.00%       1.75%     (16.00%)
Met Investors PIMCO Innovation B, Series N             89,301     6.074341         542         0.00%       1.80%     (16.03%)
Met Investors PIMCO Innovation B, Series O             10,902     6.074755          66         0.00%       1.85%     (16.07%)
Met Investors PIMCO Innovation B, Series P            101,817     6.069589         618         0.00%       1.90%     (16.10%)
Met Investors PIMCO Innovation B, Series Q             23,555     6.070623         143         0.00%       1.95%     (16.13%)
Met Investors PIMCO Innovation B, Series R                941     6.078185           6         0.00%       2.00%     (16.17%)
Met Investors PIMCO Innovation B, Series S             62,556     6.062465         379         0.00%       2.05%     (16.20%)
Met Investors PIMCO Innovation B, Series T              9,171     6.064428          56         0.00%       2.10%     (16.23%)
Met Investors PIMCO Innovation B, Series U                 14     6.071856          --         0.00%       2.25%     (16.33%)
Met Investors MFS Mid Cap Growth B                     85,523     8.236645         705         0.00%       1.40%       1.70%
Met Investors MFS Mid Cap Growth B, Series H          122,871     8.243089       1,013         0.00%       1.30%       1.78%

* These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced or ceased operations, the investment income ratio is not annualized.

** These ratios represent the annualized contract expenses of the Separate Account aub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For periods in which a sub-account commenced operations, the total return is calculated as if the sub-account commenced operations on the later of the inception date of the mutual fund, the applicable mutual fund share class or January 1, 2001.

                                                                     (Continued)

                    METLIFE INVESTORS USA SEPARATE ACCOUNT A
                              FINANCIAL HIGHLIGHTS

                                                            As of December 31, 2001        For the Year ended December 31, 2001
                                                       ---------------------------------   ------------------------------------
                                                                   Unit       Net Assets    Investment     Expense     Total
                                                        Units    Fair Value      (000)     Income Ratio*   Ratio**    Return***
                                                       -------   ----------   ----------   -------------   --------   ---------

Met Investors MFS Mid Cap Growth B, Series I           413,454    $8.226988     $3,401          0.00%        1.55%       1.58%
Met Investors MFS Mid Cap Growth B, Series J            51,342     8.225446        422          0.00%        1.60%       1.54%
Met Investors MFS Mid Cap Growth B, Series K           269,558     8.220557      2,216          0.00%        1.65%       1.50%
Met Investors MFS Mid Cap Growth B, Series L            23,356     8.219849        192          0.00%        1.70%       1.46%
Met Investors MFS Mid Cap Growth B, Series M             1,655     8.224634         14          0.00%        1.75%       1.42%
Met Investors MFS Mid Cap Growth B, Series N           210,432     8.210931      1,728          0.00%        1.80%       1.38%
Met Investors MFS Mid Cap Growth B, Series O            36,128     8.211448        297          0.00%        1.85%       1.34%
Met Investors MFS Mid Cap Growth B, Series P           151,658     8.204508      1,244          0.00%        1.90%       1.30%
Met Investors MFS Mid Cap Growth B, Series Q            25,277     8.205862        207          0.00%        1.95%       1.26%
Met Investors MFS Mid Cap Growth B, Series R                11     8.216069         --          0.00%        2.00%       1.22%
Met Investors MFS Mid Cap Growth B, Series S           260,425     8.194891      2,134          0.00%        2.05%       1.18%
Met Investors MFS Mid Cap Growth B, Series T            17,201     8.197496        141          0.00%        2.10%       1.14%
Met Investors MFS Mid Cap Growth B, Series U                11     8.207514         --          0.00%        2.25%       1.03%
Met Investors MFS Research International B              44,262     8.381159        372          0.13%        1.40%      (4.82%)
Met Investors MFS Research International B, Series H    54,695     8.387714        459          0.13%        1.30%      (4.75%)
Met Investors MFS Research International B, Series I   253,463     8.371336      2,122          0.13%        1.55%      (4.93%)
Met Investors MFS Research International B, Series J    41,724     8.369761        349          0.13%        1.60%      (4.97%)
Met Investors MFS Research International B, Series K   129,004     8.364799      1,079          0.13%        1.65%      (5.01%)
Met Investors MFS Research International B, Series L    15,668     8.364074        131          0.13%        1.70%      (5.04%)
Met Investors MFS Research International B, Series M     1,447     8.368935         12          0.13%        1.75%      (5.08%)
Met Investors MFS Research International B, Series N   127,245     8.354994      1,063          0.13%        1.80%      (5.12%)
Met Investors MFS Research International B, Series O    22,079     8.355529        184          0.13%        1.85%      (5.16%)
Met Investors MFS Research International B, Series P    79,785     8.348474        666          0.13%        1.90%      (5.19%)
Met Investors MFS Research International B, Series Q    14,930     8.349848        125          0.13%        1.95%      (5.23%)
Met Investors MFS Research International B, Series R     1,845     8.360216         15          0.13%        2.00%      (5.27%)
Met Investors MFS Research International B, Series S   120,184     8.338689      1,002          0.13%        2.05%      (5.30%)
Met Investors MFS Research International B, Series T    10,556     8.341342         88          0.13%        2.10%      (5.34%)
Met Investors MFS Research International B, Series U        11     8.351514         --          0.13%        2.25%      (5.45%)
AIM V.I. Value Fund                                    544,055     4.227031      2,300          0.14%        1.40%     (11.93%)
AIM V.I. Capital Appreciation Fund                     236,958     4.487411      1,063          0.00%        1.40%     (21.67%)
AIM V.I. International Equity Fund                     189,032     3.970154        750          0.34%        1.40%     (21.70%)
AIM V.I. Balanced Fund                                 334,293     4.725155      1,580          1.91%        1.40%     (11.33%)
MFS Research Series                                    126,396     4.230723        535          1.16%        1.40%      (8.98%)
MFS Investors Trust Series                              60,869     4.179944        254          0.57%        1.40%     (15.90%)
MFS New Discovery Series                                90,551     6.688014        606          3.11%        1.40%      19.05%
Oppenheimer Main Street Growth & Income Fund           552,681     4.249357      2,349          0.53%        1.40%     (10.63%)
Oppenheimer Bond Fund                                   66,734     5.569685        372          7.36%        1.40%       7.24%
Oppenheimer Strategic Bond Fund                         60,360     5.366765        324          2.21%        1.40%       3.49%

* These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced or ceased operations, the investment income ratio is not annualized.

** These ratios represent the annualized contract expenses of the Separate Account aub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For periods in which a sub-account commenced operations, the total return is calculated as if the sub-account commenced operations on the later of the inception date of the mutual fund, the applicable mutual fund share class or January 1, 2001.

                                                                     (Continued)

                    METLIFE INVESTORS USA SEPARATE ACCOUNT A
                              FINANCIAL HIGHLIGHTS

                                                         As of December 31, 2001         For the Year ended December 31, 2001
                                                  ------------------------------------   ------------------------------------
                                                                  Unit      Net Assets    Investment     Expense     Total
                                                    Units      Fair Value      (000)     Income Ratio*   Ratio**   Return***
                                                  ----------   ----------   ----------   -------------   -------   ---------

Oppenheimer Small Capital Growth Fund                 26,017   $ 6.152061    $    160        0.00%        1.40%      2.07%
Oppenheimer Money Fund                               164,326     5.428818         892        3.88%        1.40%      2.42%
Fidelity VIP II Asset Manager                      4,283,516     9.036739      38,710        4.32%        1.40%     (5.08%)
Fidelity VIP II Asset Manager, Series AA             967,544     8.942650       8,652        4.32%        0.89%     (4.95%)
Fidelity VIP II Asset Manager, Series W           11,212,634     9.059545     101,581        4.32%        1.35%     (5.20%)
Fidelity VIP II Asset Manager, Series ZZZ          4,558,645     8.959729      40,844        4.32%        1.35%     (6.25%)
Fidelity VIP Growth Portfolio                      4,015,276    13.087145      52,548        0.08%        1.40%    (18.20%)
Fidelity VIP Growth Portfolio, Series AA           1,584,870    12.906896      20,456        0.08%        0.89%    (18.45%)
Fidelity VIP Growth Portfolio, Series V            1,469,690    13.002973      19,110        0.08%        1.15%    (15.40%)
Fidelity VIP Growth Portfolio, Series W           13,869,929    13.115987     181,918        0.08%        1.35%    (18.33%)
Fidelity VIP Growth Portfolio, Series ZZZ          4,076,057    13.060543      53,236        0.08%        1.35%    (18.67%)
Fidelity VIP II Contrafund Portfolio               3,116,969    11.563481      36,043        0.78%        1.40%     (7.08%)
Fidelity VIP II Contrafund Portfolio, Series AA      496,848     6.388116       3,174        0.78%        0.89%    (15.42%)
Fidelity VIP II Contrafund Portfolio, Series W    15,567,610    11.589333     180,418        0.78%        1.35%     (7.13%)
Fidelity VIP Overseas                                996,908     7.326839       7,304        5.65%        1.40%    (22.43%)
Fidelity VIP Overseas, Series V                    1,144,011     6.339913       7,253        5.65%        1.15%    (21.26%)
Fidelity VIP Overseas, Series W                       87,408     7.345516         642        5.65%        1.35%    (22.53%)
Fidelity VIP Equity-Income Portfolio               3,242,873    10.133098      32,860        5.65%        1.40%     (0.96%)
Fidelity VIP II Index 500                          4,050,157    13.043759      52,829        1.19%        1.40%    (12.74%)
Fidelity VIP II Index 500, Series AA               1,127,223    13.025584      14,683        1.19%        0.89%    (13.79%)
Fidelity VIP II Index 500, Series W               12,576,542    13.071562     164,395        1.19%        1.35%    (12.88%)
Fidelity VIP II Index 500, Series ZZZ              1,973,844    13.118647      25,894        1.19%        1.35%    (11.98%)
Fidelity VIP Money Market                          1,735,628     6.763966      11,739        4.05%        1.40%      3.06%
Fidelity VIP Money Market, Series AA                 160,039     7.016880       1,123        4.05%        0.89%      7.92%
Fidelity VIP Money Market, Series V                  232,540     6.934436       1,613        4.05%        1.15%      2.63%
Fidelity VIP Money Market, Series W                2,605,363     6.806343      17,733        4.05%        1.35%      3.08%
Fidelity VIP Money Market, Series ZZZ                338,843     6.820909       2,311        4.05%        1.35%      2.59%
Scudder I International Portfolio                     94,459     6.677491         631        0.41%        1.40%     (8.07%)
Scudder I International Portfolio, Series W        2,466,404     6.693055      16,508        0.41%        1.35%     (3.38%)
MetLife Janus Mid Cap                                501,084     2.067437       1,036        0.00%        1.40%    (38.21%)
MetLife Russell 2000 Index                            89,476     4.562306         408        0.26%        1.40%     (0.55%)
MetLife Putnam International Stock Fund               94,368     3.482701         329        0.28%        1.40%    (21.72%)
MetLife Putnam Large Cap Growth Fund                 190,680     2.415228         461        0.00%        1.40%    (31.81%)
MetLife Loomis Sayles High Yield Bond                 17,973     4.656099          84       13.15%        1.40%     (2.68%)
MetLife Stock Index B                                  4,339    10.849814          47        0.00%        1.40%    (14.76%)
MetLife Stock Index B, Series H                       18,920    10.852281         205        0.00%        1.30%    (14.68%)
MetLife Stock Index B, Series I                       60,513    10.846117         656        0.00%        1.55%    (14.89%)
MetLife Stock Index B, Series J                        2,734    10.844886          30        0.00%        1.60%    (14.93%)

* These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced or ceased operations, the investment income ratio is not annualized.

** These ratios represent the annualized contract expenses of the Separate Account aub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For periods in which a sub-account commenced operations, the total return is calculated as if the sub-account commenced operations on the later of the inception date of the mutual fund, the applicable mutual fund share class or January 1, 2001.

                                                                     (Continued)

                    METLIFE INVESTORS USA SEPARATE ACCOUNT A
                              FINANCIAL HIGHLIGHTS

                                                      As of December 31, 2001        For the Year ended December 31, 2001
                                               -----------------------------------   ------------------------------------
                                                              Unit      Net Assets     Investment    Expense     Total
                                                 Units     Fair Value      (000)     Income Ratio*   Ratio**   Return***
                                               ---------   ----------   ----------   -------------   -------   ---------
MetLife Stock Index B, Series K                   18,877   $10.843650     $   205         0.00%       1.65%     (14.98%)
MetLife Stock Index B, Series L                    8,266    10.842420          90         0.00%       1.70%     (15.02%)
MetLife Stock Index B, Series M                       10    10.841188          --         0.00%       1.75%     (15.06%)
MetLife Stock Index B, Series N                    6,382    10.839954          69         0.00%       1.80%     (15.11%)
MetLife Stock Index B, Series O                    6,993    10.838729          76         0.00%       1.85%     (15.15%)
MetLife Stock Index B, Series P                   20,493    10.837498         222         0.00%       1.90%     (15.19%)
MetLife Stock Index B, Series Q                    2,363    10.836267          26         0.00%       1.95%     (15.23%)
MetLife Stock Index B, Series R                       10    10.835035          --         0.00%       2.00%     (15.28%)
MetLife Stock Index B, Series S                   13,284    10.833803         144         0.00%       2.05%     (15.32%)
MetLife Stock Index B, Series T                    3,252    10.832576          35         0.00%       2.10%     (15.36%)
MetLife Stock Index B, Series U                       10    10.828879          --         0.00%       2.25%     (15.49%)
Van Kampen Emerging Growth Fund                  174,665     4.821098         842         0.00%       1.40%       7.33%
Van Kampen Enterprise Portfolio                   68,149     3.911636         267         0.18%       1.40%      (7.70%)
Van Kampen Strategic Stock Fund                   60,282     4.731900         285         0.00%       1.40%     (10.30%)
Federated Equity Income Fund II                  116,932     4.191007         490         1.76%       1.40%     (11.74%)
Federated High Income Bond Fund                   60,212     4.508910         271        11.35%       1.40%      (0.75%)
Federated American Leaders II                    249,732     4.652030       1,162         1.29%       1.40%      (6.74%)
Federated Growth Strategic Fund II                55,308     4.250258         235         1.75%       1.40%     (20.15%)
Neuberger Berman Genesis                         478,656     6.931356       3,318         0.00%       0.89%       1.24%
Neuberger Berman Partners                        295,027     5.364424       1,583         0.19%       0.89%      (2.45%)
Alger Small Capitalization                     2,037,424     5.950023      12,123         0.05%       1.40%     (23.56%)
Alger Small Capitalization, Series W           7,337,073     5.964960      43,765         0.05%       1.35%     (23.58%)
T. Rowe Growth                                   656,181    62.605277      41,080         0.19%       0.89%      (2.53%)
T. Rowe International                            664,996     8.507886       5,658         1.55%       0.89%     (22.60%)
T. Rowe Prime Reserve                             91,744    16.441855       1,508         3.83%       0.89%       3.02%
Janus Aspen Worldwide Growth                   1,246,925     6.676865       8,326         0.48%       0.89%     (23.37%)
New England Zenith Davis Venture E               188,512    10.156586       1,916         0.00%       1.40%     (12.45%)
New England Zenith Davis Venture E, Series H     226,063    10.164523       2,298         0.00%       1.30%     (12.36%)
New England Zenith Davis Venture E, Series I     642,550    10.144691       6,518         0.00%       1.55%     (12.58%)
New England Zenith Davis Venture E, Series J      82,802    10.142784         840         0.00%       1.60%     (12.62%)
New England Zenith Davis Venture E, Series K     411,598    10.136771       4,172         0.00%       1.65%     (12.67%)
New England Zenith Davis Venture E, Series L      72,352    10.135898         733         0.00%       1.70%     (12.71%)
New England Zenith Davis Venture E, Series M       2,186    10.141791          22         0.00%       1.75%     (12.75%)
New England Zenith Davis Venture E, Series N     348,124    10.124913       3,525         0.00%       1.80%     (12.80%)
New England Zenith Davis Venture E, Series O      42,180    10.125565         427         0.00%       1.85%     (12.84%)
New England Zenith Davis Venture E, Series P     286,807    10.116997       2,902         0.00%       1.90%     (12.89%)
New England Zenith Davis Venture E, Series Q      34,418    10.118686         348         0.00%       1.95%     (12.93%)
New England Zenith Davis Venture E, Series R       1,610    10.131238          16         0.00%       2.00%     (12.97%)

* These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced or ceased operations, the investment income ratio is not annualized.

** These ratios represent the annualized contract expenses of the Separate Account aub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For periods in which a sub-account commenced operations, the total return is calculated as if the sub-account commenced operations on the later of the inception date of the mutual fund, the applicable mutual fund share class or January 1, 2001. '

                                                                     (Continued)

                    METLIFE INVESTORS USA SEPARATE ACCOUNT A
                              FINANCIAL HIGHLIGHTS

                                                                 As of December 31, 2001        For the Year ended December 31, 2001
                                                            ---------------------------------   ------------------------------------
                                                                        Unit       Net Assets    Investment     Expense     Total
                                                             Units    Fair Value     (000)      Income Ratio*   Ratio**   Return***
                                                            -------   ----------   ----------   -------------   -------   ----------
New England Zenith Davis Venture E, Series S                264,065   $10.105156     $2,668         0.00%        2.05%     (13.02%)
New England Zenith Davis Venture E, Series T                 45,757    10.108370        463         0.00%        2.10%     (13.06%)
New England Zenith Davis Venture E, Series U                     10    10.120696         --         0.00%        2.25%     (13.19%)
New England Zenith Harris Oakmark Mid Cap Value             100,592    11.947753      1,203         0.00%        1.40%      25.66%
New England Zenith Harris Oakmark Mid Cap Value, Series H   161,190    11.957073      1,927         0.00%        1.30%      25.79%
New England Zenith Harris Oakmark Mid Cap Value, Series I   485,067    11.933782      5,789         0.00%        1.55%      25.47%
New England Zenith Harris Oakmark Mid Cap Value, Series J    67,213    11.931546        802         0.00%        1.60%      25.41%
New England Zenith Harris Oakmark Mid Cap Value, Series K   285,336    11.924478      3,402         0.00%        1.65%      25.35%
New England Zenith Harris Oakmark Mid Cap Value, Series L    52,755    11.923451        629         0.00%        1.70%      25.28%
New England Zenith Harris Oakmark Mid Cap Value, Series M     6,246    11.930366         75         0.00%        1.75%      25.22%
New England Zenith Harris Oakmark Mid Cap Value, Series N   252,316    11.910526      3,005         0.00%        1.80%      25.16%
New England Zenith Harris Oakmark Mid Cap Value, Series O    35,600    11.911307        424         0.00%        1.85%      25.09%
New England Zenith Harris Oakmark Mid Cap Value, Series P   174,141    11.901244      2,072         0.00%        1.90%      25.03%
New England Zenith Harris Oakmark Mid Cap Value, Series Q    28,734    11.903225        342         0.00%        1.95%      24.97%
New England Zenith Harris Oakmark Mid Cap Value, Series R         9    11.917960         --         0.00%        2.00%      24.91%
New England Zenith Harris Oakmark Mid Cap Value, Series S   190,105    11.887327      2,260         0.00%        2.05%      24.84%
New England Zenith Harris Oakmark Mid Cap Value, Series T    24,632    11.891112        293         0.00%        2.10%      24.78%
New England Zenith Harris Oakmark Mid Cap Value, Series U         9    11.905572         --         0.00%        2.25%      24.59%
Security First Trust Bond                                        --           --         --         0.75%        1.40%       1.83%
Security First Trust Bond, Series AA                             --           --         --         0.75%        0.89%       1.89%
Security First Trust Bond, Series W                              --           --         --         0.75%        1.35%       1.84%
Security First Trust Bond, Series ZZZ                            --           --         --         0.75%        1.35%       1.84%
Security First Trust T. Rowe Growth & Income                     --           --         --         0.17%        1.40%       2.69%
Security First Trust T. Rowe Growth & Income, Series AA          --           --         --         0.17%        0.89%       2.75%
Security First Trust T. Rowe Growth & Income, Series W           --           --         --         0.17%        1.35%       2.70%
Security First Trust T. Rowe Growth & Income, Series ZZZ         --           --         --         0.17%        1.35%       2.70%
Security First Trust U.S Government                              --           --         --         0.00%        1.40%       1.11%
Security First Trust U.S Government, Series V                    --           --         --         0.00%        1.15%       1.14%
Security First Trust U.S Government, Series W                    --           --         --         0.00%        1.35%       1.12%
Security First Trust Equity                                      --           --         --         0.00%        1.40%      (5.05%)
Security First Trust Equity, Series V                            --           --         --         0.00%        1.15%      (5.02%)

* These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced or ceased operations, the investment income ratio is not annualized.

** These ratios represent the annualized contract expenses of the Separate Account aub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For periods in which a sub-account commenced operations, the total return is calculated as if the sub-account commenced operations on the later of the inception date of the mutual fund, the applicable mutual fund share class or January 1, 2001.

                     METLIFE INVESTORS USA INSURANCE COMPANY
                (Formerly Security First Life Insurance Company)
          (a wholly owned subsidiary of MetLife Investors Group, Inc.)

                              FINANCIAL STATEMENTS

        As of and for the period ended December 31, 2001, 2000, and 1999
                                       and
                          Independent Auditors' Report

INDEPENDENT AUDITORS' REPORT


The Board of Directors
MetLife Investors USA Insurance Company
(Formerly Security First Life Insurance Company)


We have audited the accompanying balance sheets of MetLife Investors USA Insurance Company (formerly Security First Life Insurance Company) (the "Company") as of December 31, 2001 and 2000, and the related statements of income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2001. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of MetLife Investors USA Insurance Company as of December 31, 2001 and 2000, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2001 in conformity with accounting principles generally accepted in the United States of America.




/s/ DELOITTE & TOUCHE LLP

Boston, Massachusetts
February 22, 2002

                     METLIFE INVESTORS USA INSURANCE COMPANY
                (Formerly Security First Life Insurance Company)
          (a wholly owned subsidiary of MetLife Investors Group, Inc.)
                                 BALANCE SHEETS
                           DECEMBER 31, 2001 AND 2000
                             (DOLLARS IN THOUSANDS)

                                                          2001          2000
                                                      ------------  ------------
ASSETS
Investments:
     Fixed maturities available-for-sale,
       at fair value                                  $ 1,886,491   $ 1,781,383
     Equity securities, at fair value                       1,529             -
     Mortgage loans on real estate                        429,876       423,711
     Policy loans                                          39,287        37,908
     Short-term investments                                 9,837        57,927
     Other invested assets                                  7,385         1,954
                                                      ------------  ------------
          Total investments                             2,374,405     2,302,883
Cash and cash equivalents                                 150,454           834
Accrued investment income                                  26,890        27,381
Premiums and other receivables                             36,323             -
Deferred policy acquisition costs                         181,256       164,905
Current income taxes                                        9,249         1,247
Other assets                                                2,411        17,597
Separate account assets                                 1,863,745     1,976,874
                                                      ------------  ------------
     Total assets                                     $ 4,644,733   $ 4,491,721
                                                      ============  ============

LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
     Future policy benefits                           $   107,254   $         -
     Policyholder account balances                      2,283,320     2,194,205
     Other policyholder funds                               1,178             -
     Long-term debt                                        35,000        35,000
     Deferred income taxes payable                         26,070        30,261
     Other liabilities                                    136,558        23,369
     Separate account liabilities                       1,863,745     1,976,874
                                                      ------------  ------------
          Total liabilities                             4,453,125     4,259,709
                                                      ------------  ------------

Commitments and contingencies (Note 7)

Stockholder's Equity:
Common stock, par value $200.00 per share;
     15,000 shares authorized; 11,000 shares
     issued and outstanding                                 2,300         2,300
Preferred stock, par value $1.00 per share;
     1,000,000 shares authorized;
     200,000 shares issued and outstanding                    200           200
Additional paid-in capital                                 48,047        48,047
Retained earnings                                         134,960       182,206
Accumulated other comprehensive income (loss)               6,101          (741)
                                                      ------------  ------------
     Total stockholder's equity                           191,608       232,012
                                                      ------------  ------------
     Total liabilities and stockholder's equity       $ 4,644,733   $ 4,491,721
                                                      ============  ============


                 See accompanying notes to financial statements.

                     METLIFE INVESTORS USA INSURANCE COMPANY
                (Formerly Security First Life Insurance Company)
          (a wholly owned subsidiary of MetLife Investors Group, Inc.)
                              STATEMENTS OF INCOME
                FOR THE YEARS ENDED DECEMBER 31, 2001, 2000, 1999
                             (DOLLARS IN THOUSANDS)

                                                        2001         2000         1999
                                                     ----------   ----------   ----------
REVENUES
Universal life and investment-type product
  policy fees                                        $  20,515    $  39,354    $  30,282
Net investment income                                  173,745      168,789      166,907
Other revenues                                             823            -            -
Net investment (losses) gains                          (13,129)      (7,871)       2,875
                                                     ----------   ----------   ----------
     Total revenues                                    181,954      200,272      200,064
                                                     ----------   ----------   ----------

EXPENSES
Policyholder benefits and claims                         3,568            -            -
Interest credited to policyholder account balances     120,460      107,576      109,568
Other expenses                                         104,128       64,980       59,568
                                                     ----------   ----------   ----------
     Total expenses                                    228,156      172,556      169,136
                                                     ----------   ----------   ----------

(Loss) income before provision for income taxes        (46,202)      27,716       30,928
(Benefit) provision for income taxes                   (18,856)       6,776        8,967
                                                     ----------   ----------   ----------
Net (loss) income                                    $ (27,346)   $  20,940    $  21,961
                                                     ==========   ==========   ==========

                 See accompanying notes to financial statements.

                               METLIFE INVESTORS USA INSURANCE COMPANY
                          (Formerly Security First Life Insurance Company)
                    (a wholly owned subsidiary of MetLife Investors Group, Inc.)
                                 STATEMENTS OF STOCKHOLDER'S EQUITY
                        FOR THE YEARS ENDED DECEMBER 31, 2001, 2000, AND 1999
                                       (DOLLARS IN THOUSANDS)


                                                                                                     ACCUMULATED
                                                                           ADDITIONAL                   OTHER
                                                   PREFERRED    COMMON       PAID-IN     RETAINED    COMPREHENSIVE
                                                     STOCK       STOCK       CAPITAL     EARNINGS    INCOME (LOSS)   TOTAL
                                                   ----------  ----------  ----------   ----------   -------------   ----------
Balance at January 1, 1999                         $     200   $   2,200   $  48,147    $ 149,305    $     27,930    $ 227,782
     Capital contribution to parent                                  100        (100)                                        -
     Dividends on common stock                                                            (10,000)                     (10,000)
Comprehensive loss:
     Net income                                                                            21,961                       21,961
     Other comprehensive loss
          Unrealized investment losses, net
            of related offsets, reclassification
            adjustments and income taxes                                                                  (40,338)     (40,338)
                                                                                                                     ----------
     Comprehensive loss                                                                                                (18,377)
                                                   ----------  ----------  ----------   ----------   -------------   ----------
Balance at December 31, 1999                             200       2,300      48,047      161,266         (12,408)     199,405
Comprehensive income:
     Net income                                                                            20,940                       20,940
     Other comprehensive income:
          Unrealized investment gains, net
            of related offsets, reclassification
            adjustments and income taxes                                                                   11,667       11,667
                                                                                                                     ----------
     Comprehensive income                                                                                               32,607
                                                   ----------  ----------  ----------   ----------   -------------   ----------
Balance at December 31, 2000                             200       2,300      48,047      182,206            (741)     232,012
     Dividends on common stock                                                            (18,688)                     (18,688)
     Dividends on preferred stock                                                          (1,212)                      (1,212)
Comprehensive loss:
     Net loss                                                                             (27,346)                     (27,346)
     Other comprehensive income:
          Unrealized investment gains, net
            of related offsets, reclassification
            adjustments and income taxes                                                                    6,842        6,842
                                                                                                                     ----------
     Comprehensive loss                                                                                                (20,504)
                                                   ----------  ----------  ----------   ----------   -------------   ----------
Balance at December 31, 2001                       $     200   $   2,300   $  48,047    $ 134,960    $      6,101    $ 191,608
                                                   ==========  ==========  ==========   ==========   =============   ==========


                           See accompanying notes to financial statements.

                     METLIFE INVESTORS USA INSURANCE COMPANY
                (Formerly Security First Life Insurance Company)
          (a wholly owned subsidiary of MetLife Investors Group, Inc.)
                            STATEMENTS OF CASH FLOWS
                FOR THE YEARS ENDED DECEMBER 31, 2001, 2000, 1999
                             (DOLLARS IN THOUSANDS)


                                                             2001         2000         1999
                                                          ----------   ----------   ----------
CASH FLOW FROM OPERATING ACTIVITIES
Net (loss) income                                         $ (27,346)   $  20,940    $  21,961
     Adjustments to reconcile net
       income to net cash provided
       by operating activities:
       Depreciation and amortization expenses                  (725)      (2,122)      (1,329)
       Gains from sale of investments, net                   13,129        7,871       (2,875)
       Interest credited to other policyholder
         account balances                                   120,460      107,576      109,568
       Universal life and investment-type
         product policy fees                                (20,515)     (39,354)     (30,282)
       Change in accrued investment income                      491        6,042        3,063
       Change in premiums and other receivables             (36,323)           -            -
       Change in deferred policy acquisition costs, net     (22,550)     (4,465)     (12,664)
       Change in insurance-related liabilities              108,432            -            -
       Change in income taxes payable                       (16,668)           -            -
       Change in other liabilities                          113,189        5,256        1,431
     Other, net                                              18,370       (4,681)      (2,800)
                                                          ----------   ----------   ----------
Net cash, provided by operating activities                  249,944       97,063       86,073
                                                          ----------   ----------   ----------

CASH FLOWS FROM INVESTING ACTIVITIES
     Sales, maturities and repayments of:
       Fixed maturities                                     322,789      642,074      559,455
       Equity securities                                     (1,770)           -            -
       Mortgage loans on real estate                         18,033       31,073        7,166
     Purchases of:
       Fixed maturities                                    (431,412)    (550,405)    (428,007)
       Equity securities                                       (413)           -            -
       Mortgage loans on real estate                        (23,898)    (102,024)    (194,759)
     Net change in short-term investments                    48,090        8,453      (15,860)
     Net change in policy loans                              (1,379)      (5,628)      (3,565)
     Other, net                                                 367          133          916
                                                          ----------   ----------   ----------
Net cash (used in) provided by investing activities         (69,593)      23,676      (74,654)
                                                          ----------   ----------   ----------

CASH FLOWS FROM FINANCING ACTIVITIES
     Policyholder account balances:
       Deposits                                             740,651      706,625      764,303
       Withdrawals                                         (751,482)    (828,687)    (799,742)
     Long-term debt repaid                                        -         (400)        (354)
Dividends on common stock                                   (18,688)           -      (10,000)
Dividends on preferred stock                                 (1,212)           -            -
                                                          ----------   ----------   ----------
Net cash (used in) provided by financing activities         (30,731)    (122,462)     (45,793)
                                                          ----------   ----------   ----------

Change in cash and cash equivalents                         149,620       (1,723)     (34,374)
Cash and cash equivalents, beginning of year                    834        2,557       36,931
                                                          ----------   ----------   ----------
CASH AND CASH EQUIVALENTS, END OF YEAR                    $ 150,454    $     834    $   2,557
                                                          ==========   ==========   ==========

Supplemental disclosures of cash flow information:
     Cash paid during the year for:
       Interest                                           $   2,196    $   1,970    $   1,063
                                                          ==========   ==========   ==========
       Income Taxes Paid                                  $     399    $   5,437    $   5,225
                                                          ==========   ==========   ==========

                 See accompanying notes to financial statements.

                     METLIFE INVESTORS USA INSURANCE COMPANY
                (Formerly Security First Life Insurance Company)
          (a wholly owned subsidiary of MetLife Investors Group, Inc.)
                          NOTES TO FINANCIAL STATEMENTS

1.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         BUSINESS

         MetLife Investors USA Insurance Company (formerly Security First Life Insurance Company) (the "Company"), a Delaware domiciled life insurance company is a wholly owned subsidiary of MetLife Investors Group, Inc. ("MLIG"). MLIG is a wholly owned subsidiary of Metropolitan Life Insurance Company ("Metropolitan Life").

         The Company sells a broad range of variable and fixed annuity contracts.

         BASIS OF PRESENTATION

         The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The Delaware State Insurance Department (the "Department") recognizes only statutory accounting practices for determining and reporting the financial condition and results of operations of an insurance company for determining solvency under the Delaware Insurance Law. No consideration is given by the Department to financial statements prepared in accordance with GAAP in making such determination.

         The preparation of financial statements in conformity with GAAP requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the financial statements. The significant accounting policies and related judgments underlying the Company's financial statements are summarized below. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies are common in the insurance and financial services industries; others are specific to the Company's businesses and operations.

         INVESTMENTS

         The Company's principal investments are in fixed maturities and mortgage loans, both of which are exposed to three primary sources of investment risk: credit, interest rate and market valuation. The financial statement risks are those associated with the recognition of income, impairments and the determination of fair values. In addition, the earnings on certain investments are dependent upon market conditions which could result in prepayments and changes in amounts to be earned due to changing interest rates or equity markets.

         The Company's fixed maturity and equity securities are classified as available-for-sale and are reported at their estimated fair value. Unrealized investment gains and losses on securities are recorded as a separate component of other comprehensive income or loss, net of policyholder related amounts and deferred income taxes. The cost of fixed maturity and equity securities is adjusted for impairments in value deemed to be other than temporary. These adjustments are recorded as realized losses on investments. Realized gains and losses on sales of securities are determined on a specific identification basis. All security transactions are recorded on a trade date basis.

         Mortgage loans on real estate are stated at amortized cost, net of valuation allowances. Valuation allowances are established for the excess carrying value of the mortgage loan over its estimated fair value when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Valuation allowances are based upon the present value of expected future cash flows discounted at the loan's original effective interest rate or the collateral value if the loan is collateral dependent. Interest income earned on impaired loans is accrued on the net carrying value amount of the loan based on the loan's effective interest rate. However, interest ceases to be accrued for loans on which interest is more than 60 days past due.

         Policy loans are stated at unpaid principal balances.

         Short-term investments are stated at amortized cost, which approximates fair value.

         Other invested assets are reported at their estimated fair value.

         DERIVATIVE INSTRUMENTS

         The Company uses derivative instruments to manage risk through one of four principal risk management strategies: the hedging of liabilities, invested assets, portfolios of assets or liabilities and anticipated transactions. The Company's derivative hedging strategy employs a variety of instruments, including financial futures, financial forwards, interest rate, credit and foreign currency swaps, foreign exchange contracts, and options, including caps and floors.

         On the date the Company enters into a derivative contract, management designates the derivative as a hedge of the identified exposure (fair value, cash flow or foreign currency). If a derivative does not qualify as a hedge, according to Statement of Financial Accounting Standards ("SFAS") No. 133, ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES, as amended ("SFAS 133"), the derivative is recorded at fair value and changes in its fair value are reported in net investment gains or losses.

         The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk management objective and strategy for undertaking various hedge transactions. In this documentation, the Company specifically identifies the asset, liability, firm commitment, or forecasted transaction that has been designated as a hedged item and states how the hedging instrument is expected to hedge the risks related to the hedged item. The Company formally measures effectiveness of its hedging relationships both at the hedge inception and on an ongoing basis in accordance with its risk management policy. The Company generally determines hedge effectiveness based on total changes in fair value of a derivative instrument. The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item, (ii) the derivative expires or is sold, terminated, or exercised, (iii) the derivative is designated as a hedge instrument, (iv) it is probable that the forecasted transaction will not occur, (v) a hedged firm commitment no longer meets the definition of a firm commitment, or (vi) management determines that designation of the derivative as a hedge instrument is no longer appropriate.

         The Company designates and accounts for the following as cash flow hedges, when they have met the effectiveness requirements of SFAS 133:
         (i) various types of interest rate swaps to convert floating rate investments to fixed rate investments, (ii) receive U.S. dollar fixed on foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments, (iii) foreign currency forwards to hedge the exposure of future payments or receipts in foreign currencies, and (iv) other instruments to hedge the cash flows of various other anticipated transactions. For all qualifying and highly effective cash flow hedges, the effective portion of changes in fair value of the derivative instrument is reported in other comprehensive income or loss. The ineffective portion of changes in fair value of the derivative instrument is reported in net investment gains or losses. Hedged forecasted transactions, other than the receipt or payment of variable interest payments, are not expected to occur more than 12 months after hedge inception.

         The Company designates and accounts for the following as fair value hedges when they have met the effectiveness requirements of SFAS 133:
         (i) various types of interest rate swaps to convert fixed rate investments to floating rate investments, (ii) receive U.S. dollar floating on foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated investments, and (iii) other instruments to hedge various other fair value exposures of investments. For all qualifying and highly effective fair value hedges, the changes in fair value of the derivative instrument are reported as net investment gains or losses. In addition, changes in fair value attributable to the hedged portion of the underlying instrument are reported in net investment gains and losses.

         When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair value hedge, the derivative continues to be carried on the balance sheet at its fair value, but the hedged asset or liability will no longer be adjusted for changes in fair value. When hedge accounting is discontinued because the hedged item no longer meets the definition of a firm commitment, the derivative continues to be carried on the balance sheet at its fair value, and any asset or liability that was recorded pursuant to recognition of the firm commitment is removed from the balance sheet and recognized as a net investment gain or loss in the current period. When hedge accounting is discontinued because it is probable that a forecasted transaction will not occur, the derivative continues to be carried on the balance sheet at its fair value, and gains and losses that were accumulated in other comprehensive income or loss are recognized immediately in net investment gains or losses. When the hedged forecasted transaction is no longer probable, but is reasonably possible, the accumulated gain or loss remains in other comprehensive income or loss and is recognized when the transaction affects net income or loss; however, prospective hedge accounting for the transaction is terminated. In all other situations in which hedge accounting is discontinued, the derivative is carried at its fair value on the balance sheet, with changes in its fair value recognized in the current period as net investment gains or losses.

         The Company may enter into contracts that are not themselves derivative instruments but contain embedded derivatives. For each contract, the Company assesses whether the economic characteristics of the embedded derivative are clearly and closely related to those of the host contract and determines whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument.

         If it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and accounted for as a stand-alone derivative. Such embedded derivatives are recorded on the balance sheet at fair value and changes in their fair value are recorded currently in net investment gains or losses. If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at fair value, with changes in fair value recognized in the current period as net investment gains or losses.

         The Company enters into written covered call options and net written covered collars to generate additional investment income on the underlying assets it holds. These derivatives are not designated as hedges. The Company records the premiums received as net investment income over the life of the contract and changes in fair value of such options and collars as net investment gains and losses.

         CASH AND CASH EQUIVALENTS

         The Company considers all investments purchased with an original maturity of three months or less to be cash equivalents.

         DEFERRED POLICY ACQUISITION COSTS

         The costs of acquiring new insurance business that vary with, and are primarily related to, the production of new business are deferred. Such costs, which consist principally of commissions, agency and policy issue expenses, are amortized with interest over the expected life of the contract for participating traditional life, universal life and investment-type products. Generally, deferred policy acquisition costs are amortized in proportion to the present value of estimated gross profits from investment, mortality, expense margins and surrender charges. Interest rates are based on rates in effect at the inception or acquisition of the contracts.

         Actual gross profits can vary from management's estimates resulting in increases or decreases in the rate of amortization. Management periodically updates these estimates and evaluates the recoverability of deferred policy acquisition costs. When appropriate, management revises its assumptions of the estimated gross margins or profits of these contracts, and the cumulative amortization is re-estimated and adjusted by a cumulative charge or credit to current operations.

         Deferred policy acquisition costs for non-participating traditional life and annuity policies with life contingencies are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are made at the date of policy issuance or acquisition and are consistently applied during the lives of the contracts. Deviations from estimated experience are included in operations when they occur. For these contracts, the amortization period is typically the estimated life of the policy.

         Deferred policy acquisition costs related to internally replaced contracts are expensed at the date of replacement.

         Information regarding deferred policy acquisition costs is as follows:

                                                         YEARS ENDED DECEMBER 31
                                                         -----------------------
                                                             2001         2000
                                                         ----------   ----------
                                                          (DOLLARS IN MILLIONS)

             Balance at January 1                        $ 164,905    $ 182,734
             Capitalization of policy acquisition costs      7,579       15,035
                                                         ----------   ----------
                       Total                               172,484      197,769
                                                         ----------   ----------
             Amortization allocated to:
                  Unrealized investment gains                6,199       22,294
                  Other expenses                           (14,971)      10,570
                                                         ----------   ----------
                       Total amortization                   (8,772)      32,864
                                                         ----------   ----------
             Balance at December 31                      $ 181,256    $ 164,905
                                                         ==========   ==========

         Amortization of deferred policy acquisition costs is allocated to (i) unrealized investment gains and losses to provide information regarding the amount of deferred policy acquisition costs that would have been amortized if such gains and losses had been recognized, and (ii) other expenses to provide amounts related to the gross margins or profits originating from transactions other than investment gains and losses.

         Investment gains and losses related to certain products have a direct impact on the amortization of deferred policy acquisition costs.

         FUTURE POLICY BENEFITS AND POLICYHOLDER ACCOUNT BALANCES

         Future policy benefit liabilities for traditional annuities are equal to accumulated contractholder fund balances during the accumulation period and the present value of expected future payments after annuitization. Interest rates used in establishing such liabilities range from 4% to 12%.

         Policyholder account balances for universal life and investment-type contracts are equal to the policy account values, which consist of an accumulation of gross premium payments plus credited interest, ranging from 4% to 8%, less expenses, mortality charges and withdrawals.

         RECOGNITION OF INSURANCE REVENUE AND RELATED BENEFITS

         Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due. Benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

         Deposits related to investment-type products are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder account balances for mortality, policy administration and surrender charges. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related policyholder account balances.

         INCOME TAXES

         The Company applies the concepts of Statement of Financial Accounting Standards ("SFAS") No. 109, Accounting for Income Taxes, which establishes deferred tax assets and liabilities based upon the difference between the financial statement and tax bases of assets and liabilities using the enacted tax rates in effect for the year in which the differences are expected to reverse. SFAS No. 109 allows recognition of deferred tax assets if future realization of the tax benefit is more likely than not, with a valuation allowance for the portion that is not likely to be realized.

         SEPARATE ACCOUNTS

         Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Investments (stated at estimated fair value) and liabilities of the separate accounts are reported separately as assets and liabilities. Deposits to separate accounts, investment income and recognized and unrealized gains and losses on the investments of the separate accounts accrue directly to contractholders, and, accordingly, are not reflected in the Company's statements of income and cash flows. Mortality, policy administration and surrender charges to all separate accounts are included in revenues.

         NEW ACCOUNTING STANDARDS

         Effective January 1, 2001, the Company adopted SFAS No. 133, ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES ("SFAS 133") as amended by SFAS No. 138, ACCOUNTING FOR CERTAIN DERIVATIVE INSTRUMENTS AND CERTAIN HEDGING ACTIVITIES - AN AMENDMENT TO FASB STATEMENT NO. 133 ("SFAS 138"). SFAS 133 and SFAS 138 established new accounting and reporting standards for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. The cumulative effect of the adoption of SFAS 133 and SFAS 138, as of January 1, 2001, had no material impact to either net income or comprehensive income. The Financial Accounting Standards Board ("FASB") continues to issue additional guidance relating to the accounting for derivatives under SFAS 133 and SFAS 138. Until this accounting guidance is finalized, the Company cannot determine the ultimate impact it may have on the Company's financial statements.

         Effective April 1, 2001, the Company adopted certain additional accounting and reporting requirements of SFAS No. 140, ACCOUNTING FOR TRANSFERS AND SERVICING OF FINANCIAL ASSETS AND EXTINGUISHMENTS OF LIABILITIES -- A REPLACEMENT OF FASB STATEMENT NO. 125, relating to the derecognition of transferred assets and extinguished liabilities and the reporting of servicing assets and liabilities. The adoption of these requirements had no material impact on the Company's financial statements.

         Effective April 1, 2001, the Company adopted Emerging Issues Task Force Issue No. 99-20, RECOGNITION OF INTEREST INCOME AND IMPAIRMENT ON CERTAIN INVESTMENTS ("EITF 99-20"). This pronouncement requires investors in certain asset-backed securities to record changes in their estimated yield on a prospective basis and to apply specific evaluation methods to these securities for an other-than-temporary decline in value. The adoption of EITF 99-20 had no material impact on the Company's financial statements.

         In June 2001, the FASB issued SFAS No. 141, BUSINESS COMBINATIONS ("SFAS 141"), and SFAS No. 142, GOODWILL AND OTHER INTANGIBLE ASSETS ("SFAS 142"). SFAS No. 141, which was generally effective July 1, 2001, requires the purchase method of accounting for all business combinations and separate recognition of intangible assets apart from goodwill if such intangible assets meet certain criteria. SFAS No. 142, effective for fiscal years beginning after December 15, 2001, eliminates the systematic amortization and establishes criteria for measuring the impairment of goodwill and certain other intangible assets by reporting unit. The adoption of these requirements is not expected to have a material impact on the Company's financial statements as the Company does not have any goodwill recorded as of December 31, 2001.

         In July 2001, the SEC released Staff Accounting Bulletin No. 102, SELECTED LOAN LOSS ALLOWANCE AND DOCUMENTATION ISSUES ("SAB 102"). SAB 102 summarizes certain of the SEC's views on the development, documentation and application of a systematic methodology for determining allowances for loan and lease losses. The application of SAB 102 by the Company did not have a material impact on the Company's financial statements.

         In October 2001, the FASB issued SFAS No. 144, ACCOUNTING FOR THE IMPAIRMENT OR DISPOSAL OF LONG-LIVED ASSETS ("SFAS 144"). SFAS 144 provides a single model for accounting for long-lived assets to be disposed of by superceding SFAS No. 121, ACCOUNTING FOR THE IMPAIRMENT OF LONG-LIVED ASSETS AND FOR LONG-LIVED ASSETS TO BE DISPOSED OF ("SFAS 121"), and the accounting and reporting provisions of Accounting Principles Board Opinion No. 30, REPORTING THE RESULTS OF OPERATIONS - REPORTING THE EFFECTS OF DISPOSAL OF A SEGMENT OF A BUSINESS, AND EXTRAORDINARY, UNUSUAL AND INFREQUENTLY OCCURRING EVENTS AND TRANSACTIONS ("APB 30"). Under SFAS 144, discontinued operations are measured at the lower of carrying value or fair value less costs to sell rather than on a net realizable value basis. Future operating losses relating to discontinued operations also are no longer recognized before they occur. SFAS 144 broadens the definition of a discontinued operation to include a component of an entity (rather than a segment of a business). SFAS 144 also requires long-lived assets to be disposed of other than by sale to be considered held and used until disposed. SFAS 144 retains the basic provisions of (i) APB 30 regarding the presentation of discontinued operations in the statements of income, (ii) SFAS 121 relating to recognition and measurement of impaired long-lived assets (other than goodwill) and (iii) SFAS 121 relating to the measurement of long-lived assets classified as held for sale. SFAS 144 must be adopted beginning January 1, 2002. The adoption of SFAS 144 by the Company is not expected to have a material impact on the Company's financial statements at the date of adoption.

         Effective October 1, 2000, the Company adopted SAB No. 101, REVENUE RECOGNITION IN FINANCIAL STATEMENTS ("SAB 101"). SAB 101 summarizes certain of the Securities and Exchange Commission's views in applying GAAP to revenue recognition in financial statements. The requirements of SAB 101 did not have a material effect on the Company's financial statements.

         Effective January 1, 2000, the Company adopted Statement of Position 98-7, ACCOUNTING FOR INSURANCE AND REINSURANCE CONTRACTS THAT DO NOT TRANSFER INSURANCE RISK ("SOP 98-7"). SOP 98-7 provides guidance on the method of accounting for insurance and reinsurance contracts that do not transfer insurance risk, defined in the SOP as the deposit method. SOP 98-7 classifies insurance and reinsurance contracts for which the deposit method is appropriate into those that (i) transfer only significant timing risk, (ii) transfer only significant underwriting risk, (iii) transfer neither significant timing nor underwriting risk and (iv) have an indeterminate risk. Adoption of SOP 98-7 did not have a material effect on the Company's financial statements.

         The FASB is currently deliberating the issuance of a proposed statement that would amend SFAS No. 133. The proposed statement will address and resolve certain pending Derivatives Implementation Group ("DIG") issues. The outcome of the pending DIG issues and other provisions of the statement could impact the Company's accounting for beneficial interest, loan commitments and other transactions deemed to be derivatives under the new statement. The Company's accounting for such transactions is currently based on management's best interpretation of the accounting literature as of February 22, 2002.

2.    INVESTMENTS

         FIXED MATURITIES AND EQUITY SECURITIES

         Fixed maturities and equity securities at December 31, 2001 were as follows:



                                                                 COST OR        GROSS UNREALIZED
                                                                AMORTIZED   ------------------------   ESTIMATED
                                                                  COST          GAIN        LOSS      FAIR VALUE
                                                               -----------  -----------  -----------  -----------
                                                                             (DOLLARS IN THOUSANDS)
          Fixed Maturities:
               Bonds:
                    U.S. Treasury securities and obligations
                       of U.S. government corporations
                       and agencies                            $   22,864   $      859   $       62   $   23,661
                    Foreign governments                            30,066        1,805          735       31,136
                    Corporate                                     832,627       16,099       21,592      827,134
                    Mortgage- and asset-backed securities         767,497       12,917        8,483      771,931
                    Other                                         218,465       24,573       10,409      232,629
                                                               -----------  -----------  -----------  -----------
                    Total fixed maturities                     $1,871,519   $   56,253   $   41,281   $1,886,491
                                                               ===========  ===========  ===========  ===========


          Equity Securities:
               Common stocks                                   $      472   $        -   $      104   $      368
               Nonredeemable preferred stocks                       1,485          279          603        1,161
                                                               -----------  -----------  -----------  -----------
                    Total equity securities                    $    1,957   $      279   $      707   $    1,529
                                                               ===========  ===========  ===========  ===========


         Fixed maturities and equity securities at December 31, 2000 were as follows:

                                                                 COST OR        GROSS UNREALIZED
                                                                AMORTIZED   ------------------------   ESTIMATED
                                                                  COST          GAIN        LOSS      FAIR VALUE
                                                               -----------  -----------  -----------  -----------
                                                                             (DOLLARS IN THOUSANDS)
          Fixed Maturities:
               Bonds:
                    U.S. Treasury securities and obligations
                       of U.S. government corporations
                       and agencies                            $   22,065   $    1,297   $      102   $   23,260
                    Foreign governments                            25,781        1,559          989       26,351
                    Corporate                                   1,276,565       18,322       28,266    1,266,621
                    Mortgage- and asset-backed securities         459,740        6,595        1,184      465,151
                                                               -----------  -----------  -----------  -----------
                    Total fixed maturities                     $1,784,151   $   27,773   $   30,541   $1,781,383
                                                               ===========  ===========  ===========  ===========

         The Company did not hold any foreign currency derivatives to hedge the exchange rate risk associated with foreign bonds at December 31, 2001 or 2000.

         At December 31, 2001, fixed maturities at estimated fair values held by the Company that were below investment grade or not rated by an independent rating agency totaled $165,480 thousand $235,600 thousand at December 31, 2001 and 2000, respectively. At December 31, 2001, non-income producing fixed maturities were insignificant.

         The cost or amortized cost and estimated fair value of bonds at December 31, 2001, by contractual maturity date, are shown below:

                                                          COST OR
                                                         AMORTIZED    ESTIMATED
                                                           COST      FAIR VALUE
                                                        -----------  -----------
                                                         (DOLLARS IN THOUSANDS)

                Due in one year or less                 $   66,641   $   67,184
                Due after one year through five years      280,639      284,454
                Due after five years through ten years     491,696      484,421
                Due after ten years                        265,046      278,501
                                                        -----------  -----------
                     Total                               1,104,022    1,114,560
                Mortgage- and asset-backed securities      767,497      771,931
                                                        -----------  -----------
                     Total bonds                        $1,871,519   $1,886,491
                                                        ===========  ===========


         Bonds not due at a single maturity date have been included in the above table in the year of final maturity. Actual maturities may differ from contractual maturities due to the exercise of prepayment options.

         Sales and writedowns securities classified as available-for sale were as follows:

                                                YEARS ENDED DECEMBER 31
                                      ------------------------------------------
                                          2001          2000            1999
                                      ------------   ------------   ------------
                                                (DOLLARS IN THOUSANDS)
                Proceeds              $   943,228    $   642,074    $   559,455
                Gross realized gains          360         16,816          8,885
                Gross realized losses      11,507         24,872          6,018


         Excluding investments in U.S. Treasury securities and obligations of U.S. government corporations and agencies, the Company is not exposed to any significant concentration of credit risk in its fixed maturities portfolio.

         ASSETS ON DEPOSIT

         The Company had investment assets on deposit with regulatory agencies with a fair market value of $5,650 thousand and $5,535 thousand at December 31, 2001 and 2000, respectively.


         MORTGAGE LOANS ON REAL ESTATE

         Mortgage loans on real estate were categorized as follows:

                                                                  DECEMBER 31,
                                           ---------------------------------------------------------
                                                      2001                          2000
                                           ---------------------------   ---------------------------
                                              AMOUNT        PERCENT         AMOUNT        PERCENT
                                           ------------   ------------   ------------   ------------
                                                            (DOLLARS IN THOUSANDS)
              Commercial mortgage loans    $   368,473            86%    $   374,552            88%
              Agricultural mortgage loans       61,403            14%         49,159            12%
                                           ------------   ------------   ------------   ------------
              Mortgage Loans               $   429,876           100%    $   423,711           100%
                                           ============   ============   ============   ============


         Mortgage loans on real estate are collateralized by properties primarily located throughout the United States. At December 31, 2001, approximately 22%, 9% and 10% of the properties were located in California, New York and Rhode Island, respectively. Generally, the Company (as the lender) requires that a minimum of one-fourth of the purchase price of the underlying real estate be paid by the borrower.

         NET INVESTMENT INCOME

         The components of net investment income were as follows:

                                                                          YEARS ENDED DECEMBER 31,
                                                                ------------------------------------------
                                                                    2001           2000           1999
                                                                ------------   ------------   ------------
                                                                          (DOLLARS IN THOUSANDS)
              Fixed maturities                                  $   130,888    $   139,283    $   148,693
              Equity securities                                         (52)             -              -
              Mortgage loans on real estate                          33,852         29,301         19,332
              Policy loans                                            1,800          1,535          1,806
              Cash, cash equivalents and short-term investments       6,054          2,648          2,413
              Other                                                   1,983          1,030            303
                                                                ------------   ------------   ------------
                   Total                                            174,525        173,797        172,547
              Less: Investment expenses                                 780          5,008          5,640
                                                                ------------   ------------   ------------
                   Net investment income                        $   173,745    $   168,789    $   166,907
                                                                ============   ============   ============

         NET INVESTMENT  (LOSSES) GAINS

         Net investment (losses) gains were as follows:

                                                                          YEARS ENDED DECEMBER 31,
                                                                ------------------------------------------
                                                                    2001           2000           1999
                                                                ------------   ------------   ------------
                                                                          (DOLLARS IN THOUSANDS)
              Fixed maturities                                  $   (11,152)   $    (8,056)   $     2,867
              Equity securities                                           5              -              -
              Mortgage loans on real estate                               -            185              -
              Other                                                  (1,982)             -              8
                                                                ------------   ------------   ------------
                   Net realized investment (losses) gains       $   (13,129)   $    (7,871)   $     2,875
                                                                ============   ============   ============

         NET UNREALIZED INVESTMENT GAINS (LOSSES)

         The components of net unrealized investment gains (losses), included in accumulated other comprehensive income, were as follows:

                                                                          YEARS ENDED DECEMBER 31,
                                                                ------------------------------------------
                                                                    2001           2000           1999
                                                                ------------   ------------   ------------
                                                                          (DOLLARS IN THOUSANDS)
              Fixed maturities                                  $    14,972    $    (2,768)   $   (43,010)
              Equity securities                                        (428)             -              -
                                                                ------------   ------------   ------------
                   Total                                             14,544         (2,768)       (43,010)
                                                                ------------   ------------   ------------
              Amounts allocable to deferred policy
                acquisition costs                                    (4,572)         1,627         23,921
              Deferred income taxes                                  (3,871)           400          6,681
                                                                ------------   ------------   ------------
                   Total                                             (8,443)         2,027         30,602
                                                                ------------   ------------   ------------
                       Net unrealized investment gains (losses) $     6,101    $      (741)   $   (12,408)
                                                                ============   ============   ============


         The changes in net unrealized investment gains (losses) were as follows:

                                                                          YEARS ENDED DECEMBER 31,
                                                                ------------------------------------------
                                                                    2001           2000           1999
                                                                ------------   ------------   ------------
                                                                          (DOLLARS IN THOUSANDS)
              Balance at January 1                              $      (741)   $   (12,408)   $    27,930
              Unrealized investment gains during the year            17,312         40,242         (4,906)
              Unrealized investment losses relating to
                deferred policy acquisition costs                    (6,199)       (22,294)       (57,152)
              Deferred income taxes                                  (4,271)        (6,281)        21,720
                                                                ------------   ------------   ------------
              Balance at December 31                            $     6,101    $      (741)   $   (12,408)
                                                                ============   ============   ============
              Net change in unrealized investment gains         $     6,842    $    11,667    $   (40,338)
                                                                ============   ============   ============

3.    DERIVATIVE INSTRUMENTS

         The table below provides a summary of the carrying value, notional amount and current market or fair value of derivative financial instruments held at December 31, 2001 and 2000:

                                             2001                                          2000
                         --------------------------------------------  --------------------------------------------
                                                  CURRENT MARKET                                CURRENT MARKET
                                                   OR FAIR VALUE                                 OR FAIR VALUE
                         CARRYING    NOTIONAL  ----------------------  CARRYING    NOTIONAL  ----------------------
                           VALUE      AMOUNT     ASSETS   LIABILITIES    VALUE      AMOUNT     ASSETS   LIABILITIES
                         ---------  ---------  ---------  -----------  ---------  ---------  ---------  -----------
                                                          (DOLLARS IN THOUSANDS)
              Caps       $    137   $270,000   $    137                           $370,000
                         =========  =========  =========  ===========  =========  =========  =========  ===========


         The following is a reconciliation of the notional amounts by derivative type and strategy at December 31, 2001 and 2000:

                                     DECEMBER 31, 2000                    TERMINATIONS/   DECEMBER 31, 2001
                                      NOTIONAL AMOUNT      ADDITIONS       MATURITIES      NOTIONAL AMOUNT
                                     -----------------  ---------------  ---------------  -----------------
                                                             (DOLLARS IN THOUSANDS)
              BY DERIVATIVE TYPE
              Caps                   $        370,000   $      150,000   $      250,000   $        270,000
                                     =================  ===============  ===============  =================
              BY STRATEGY
              Liability hedging      $        370,000   $      150,000   $      250,000   $        270,000
                                     =================  ===============  ===============  =================

         The following table presents the notional amounts of derivative financial instruments by maturity at December 31, 2001:


                                                                    REMAINING LIFE
                                     -------------------------------------------------------------------------
                                        ONE YEAR        AFTER ONE YEAR    AFTER FIVE YEARS
                                        OR LESS       THROUGH FIVE YEARS  THROUGH TEN YEARS   AFTER TEN YEARS       TOTAL
                                     --------------  -------------------  -----------------  -----------------  -------------
                                                                       (DOLLARS IN THOUSANDS)
              Caps                   $           -   $          270,000   $              -   $              -   $    270,000
                                     ==============  ===================  =================  =================  =============


         The following table presents the notional amounts and fair values of derivatives by type of hedge designation at December 31, 2001 and 2000:

                                                2001                              2000
                                ---------------------------------  ---------------------------------
                                              CURRENT MARKET                     CURRENT MARKET
                                               OR FAIR VALUE                      OR FAIR VALUE
                                 NOTIONAL  ----------------------   NOTIONAL  ----------------------
                                  AMOUNT     ASSET     LIABILITY     AMOUNT     ASSET     LIABILITY
                                ---------  ---------  -----------  ---------  ---------  -----------
                                                      (DOLLARS IN THOUSANDS)
              BY HEDGE TYPE
              Not designated    $270,000   $    137   $        -   $370,000          -            -
                                =========  =========  ===========  =========  =========  ===========

         For the year ended December 31, 2001, the amount related to fair value and cash flow hedge ineffectiveness was insignificant and there were no discontinued fair value or cash flow hedges.

         The Company did not have any cash flow hedges and since the Company followed mark to market accounting in previous years the Company did not have a SFAS 133 transition adjustment.

         For the year ended December 31, 2001, the Company recognized net investment expense of $39 thousand and net investment losses of $1,982 thousand from derivatives not designated as accounting hedges. The use of these non-speculative derivatives is permitted by the Department.

4.       FAIR VALUE INFORMATION

         The estimated fair values of financial instruments have been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

         Amounts related to the Company's financial instruments were as follows:

                                                       CARRYING       ESTIMATED
              DECEMBER 31, 2001                          VALUE       FAIR VALUE
                                                      ------------  ------------
                                                        (DOLLARS IN THOUSANDS)
              ASSETS:
                   Fixed maturities                   $ 1,886,491   $ 1,886,491
                   Equity securities                        1,529         1,529
                   Mortgage loans on real estate          429,876       441,985
                   Policy loans                            39,287        39,287
                   Short-term investments                   9,837         9,837
                   Cash and cash equivalents              150,454       150,454

              LIABILITIES:
                   Policyholder account balances        2,290,873     2,219,528
                   Long-term debt                          35,000        35,000

                                                       CARRYING       ESTIMATED
              DECEMBER 31, 2000                          VALUE       FAIR VALUE
                                                      ------------  ------------
                                                        (DOLLARS IN THOUSANDS)
              ASSETS:
                   Fixed maturities                   $ 1,781,383   $ 1,781,383
                   Mortgage loans on real estate          423,711       431,527
                   Policy loans                            37,908        37,908
                   Short-term investments                  57,927        57,927
                   Cash and cash equivalents                  834           834

              LIABILITIES:
                   Policyholder account balances        1,953,550     1,892,389
                   Long-term debt                          35,000        35,000

         The methods and assumptions used to estimate the fair values of financial instruments are summarized as follows:

              FIXED MATURITIES AND EQUITY SECURITIES

                  The fair value of fixed maturities and equity securities are based upon quotations published by applicable stock exchanges or received from other reliable sources. For securities in which the market values were not readily available, fair values were estimated using quoted market prices of comparable investments.

              MORTGAGE LOANS ON REAL ESTATE

                  Fair values for mortgage loans on real estate are estimated by discounting expected future cash flows, using current interest rates for similar loans with similar credit risk.

              POLICY LOANS

                  The carrying values for policy loans approximate fair value.

              CASH AND CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

                  The carrying values for cash and cash equivalents and
              short-term investments approximated fair market values due to the short-term maturities of these instruments.

              POLICYHOLDER ACCOUNT BALANCES

                  The fair value of policyholder account balances are estimated by discounting expected future cash flows, based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the agreements being valued.

              LONG-TERM DEBT

                  The fair values of long-term debt is determined by discounting expected future cash flows, using risk rates currently available for debt with similar terms and remaining maturities.

              DERIVATIVE INSTRUMENTS

                  The fair value of derivative instruments, including financial futures, financial forwards, interest rate and foreign currency swaps, floors, foreign exchange contracts, caps and options are based upon quotations obtained from dealers or other reliable sources. See Note 3 for derivative fair value disclosures.

5.    SEPARATE ACCOUNTS

         Separate accounts reflect one category of risk assumption: non-guaranteed separate accounts totaling $1,863,745 thousand and $1,976,874 thousand at December 31, 2001 and 2000, respectively, for which the policyholder assumes the investment risk.

         Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as investment-type product policy fees and totaled $20,515 thousand and $28,435 thousand for the years ended December 31, 2001 and 2000 respectively.


6.    DEBT

         Debt consisted of the following:

                                                                 DECEMBER 31
                                                           -----------------------
                                                               2001         2000
                                                           ----------   ----------
                                                           (DOLLARS IN THOUSANDS)
              Surplus notes, interest rate 5%              $  25,000    $  25,000
              Surplus notes, interest rate LIBOR plus .75%    10,000       10,000
                                                           ----------   ----------
                   Total long-term debt                    $  35,000    $  35,000
                                                           ==========   ==========


         Payments of interest and principal on the surplus notes, subordinated to all other indebtedness, may be made only with the prior approval of the insurance department of the state of domicile. Subject to the prior approval of the Superintendent, the surplus notes may be redeemed, in whole or in part, at the election of MLIG at any time.

         The aggregate maturities of long-term debt for the Company are payable upon regulatory approval.

         There are no principal payments due on the notes payable during the next five years.

         Interest expense related to the Company's indebtedness was $2,196 thousand, $1,970 thousand and $1,063 thousand for the years ended December 31, 2001, 2000 and 1999, respectively.

7.  COMMITMENTS AND CONTINGENCIES


         There are no pending legal proceedings that are beyond the ordinary course of business which could have a material financial effect on the Company.

8.  RELATED PARTY TRANSACTIONS


         The Company entered into a Service Agreement, an Investment Management Agreement and a Principal Underwriters and Selling Agreement with its affiliated companies for 2001. The affiliated companies are Metropolitan Life, which provides management services, employees, policy administration functions and investment advice necessary to conduct the activities of the Company and MLIG and MetLife Investors Distribution Company, which provide distribution services to the Company. Expenses and fees paid to affiliated companies in 2001 for the Company were $33,169 thousand.

         Prior to 2001, the Company had marketing and administrative agreements with MLIG under which MLIG provided most of the Company's marketing and policyholder administration services. Amounts incurred under these agreements were $51,487 thousand and $58,595 thousand for 2000 and 1999, respectively. A substantial portion of these amounts are commissions and were deferred as policy acquisition costs.

         The Company had management agreements with MLIG under which the latter provided certain personnel, administrative services and office space. Amounts incurred under these agreements were $3,823 thousand in 2000 and 1999.

         The Company had marketing and administrative agreements with Metropolitan Life under which the latter provided certain marketing and policyholder administration services. Amounts incurred under these agreements were $5,802 thousand and $7,405 thousand in 2000 and 1999, respectively.

         The Company had investment advisory agreements with Met Investors Advisory LLC, a subsidiary of MLIG. Fees of $5,466 thousand and $5,681 thousand were paid in 2000 and 1999, respectively, pursuant to these agreements

         Management believes intercompany expenses are calculated on a reasonable basis, however these costs may not necessarily be indicative of the costs that would be incurred if the Company operated on a standalone basis.

         In December 2001, the Company paid a dividend of $19,900 thousand to its parent.

9.  INCOME TAXES

         Income tax (benefit) expense attributable to income from continuing operations consists of the following:

                                                                YEARS ENDED DECEMBER 31
                                                      ------------------------------------------
                                                          2001           2000           1999
                                                      ------------   ------------   ------------
                                                                (DOLLARS IN THOUSANDS)

              Current income tax (benefit) expense    $    (9,669)   $     1,682    $     5,706
              Deferred income tax (benefit) expense        (9,187)         5,094          3,261
                                                      ------------   ------------   ------------
              Provision for income taxes              $   (18,856)   $     6,776    $     8,967
                                                      ============   ============   ============


         Income tax expense attributable to income from operations differed from the amounts computed by applying the U.S. federal income tax rate of 35% to pre-tax income as a result of the following:

                                                                      YEARS ENDED DECEMBER 31
                                                            ------------------------------------------
                                                                2001           2000           1999
                                                            ------------   ------------   ------------
                                                                      (DOLLARS IN THOUSANDS)
              Tax (benefit) provision at US statutory rate  $   (15,660)   $     9,701    $    10,825
              Decrease in income tax resulting from:
                  Tax exempt investment income                   (2,685)        (4,123)        (1,444)
                  Other, net                                       (511)         1,198           (414)
                                                            ------------   ------------   ------------
              Provision for income taxes                    $   (18,856)   $     6,776    $     8,967
                                                            ============   ============   ============

         The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and liabilities at December 31, 2001 and 2000 are presented below:

                                                                 DECEMBER 31
                                                           -----------------------
                                                               2001         2000
                                                           ----------   ----------
                                                           (DOLLARS IN THOUSANDS)
              Deferred tax assets:
                   Reserve for future policy benefits      $  21,293    $   7,586
                   Liabilities for separate accounts          19,859       15,933
                   Other liabilities                               -        5,032
                   Unrealized loss on investments                  -          400
                   Other, net                                  3,389          297
                                                           ----------   ----------
                   Total deferred tax asset                   44,541       29,248

              Deferred income tax liabilities:
                   Deferred policy acquisition costs       $  61,316    $  54,979
                   Investments                                 5,024        1,200
                   Unrealized gain on investments              4,271            -
                   Other                                           -        3,330
                                                           ----------   ----------
                                                              70,611       59,509
                                                           ----------   ----------
              Net deferred liability (asset)               $  26,070    $  30,261
                                                           ==========   ==========


         The Company has been audited by the Internal Revenue Service for the years through and including 1997. The Company is being audited for the years 1998-2000. The Company believes that any adjustments that might be required for open years will not have a material effect on the Company's financial statements.

10.   STATUTORY CAPITAL AND RESTRICTIONS

         DIVIDEND RESTRICTIONS

         Under Delaware Insurance Law, the maximum amount of distributions which can be made to the Company's parent in any given year, without prior approval by the Delaware Commissioner of Insurance, is equal to the greater of 10 percent of the Company's surplus as of December 31 of the preceding calendar year, or the net gain from operations for the preceding calendar year. Any dividends paid, whether or not in excess of the aforementioned threshold, from a source other than statutory earned surplus also requires the prior approval of the Delaware Commissioner of Insurance. At December 31, 2001, the maximum amount of dividends the Company could pay MLIG without prior approval from the state insurance regulatory authorities is $12,170 thousand.

          The reconciliations of insurance subsidiaries' statutory capital and surplus determined in accordance with accounting practices prescribed or permitted by insurance regulatory authorities, with stockholder's equity determined in conformity with GAAP were as follows:

                                                                 DECEMBER 31
                                                           -----------------------
                                                               2001         2000
                                                           ----------   ----------
                                                           (DOLLARS IN THOUSANDS)
              Statutory capital and surplus                $ 124,196    $ 142,423
              GAAP adjustment for:
                   Future policy benefits and                (48,088)     (27,544)
                     policyholders account balances
                   Deferred policy acquisition costs         181,256      164,905
                   Deferred income tax                       (31,779)     (30,261)
                   Valuation of investments                   21,896       (1,623)
                   Statutory asset valuation reserves         20,266       25,278
                   Statutory interest maintenance reserve     16,535       22,304
                   Surplus Notes                             (35,000)     (35,000)
                   Other, net                                (57,674)     (28,470)
                                                           ----------   ----------
              Stockholder's Equity                         $ 191,608    $ 232,012
                                                           ==========   ==========

         The Company is required to file annual statements with various state insurance regulatory authorities on a statutory basis.

         In December 1999, the Company transferred $100 thousand of paid-in-capital to common stock to comply with state insurance department requirements. As a result of this transfer the total value of the common stock differs from the par value times the number of shares. This had no impact on the Company's financial position or results of operations.

         The National Association of Insurance Commissioners ("NAIC") adopted the Codification of Statutory Accounting Principles (the "Codification"), which is intended to standardize regulatory accounting and reporting to state insurance departments, and became effective January 1, 2001. However, statutory accounting principles continue to be established by individual state laws and permitted practices. The Department required adoption of the Codification for the preparation of statutory financial statements effective January 1, 2001. The impact of adoption did not materially impact statutory capital and surplus. Further modifications by state insurance departments may impact the effect of the Codification on the Company's statutory surplus and capital.

         Statutory net income of the Company, as filed with the Delaware Insurance Department, was $1,334 thousand, $10,536 thousand and $17,066 thousand for the years ended 2001, 2000 and 1999, respectively.

11.   OTHER COMPREHENSIVE INCOME (LOSS)

         The following table sets forth the reclassification adjustments required for the years ended December 31, 2001, 2000 and 1999 to avoid double-counting in other comprehensive income (loss) items that are included as part of net income for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior year:

                                                                   2001           2000           1999
                                                               ------------   ------------   ------------
                                                                         (DOLLARS IN THOUSANDS)
              Holding (losses) gains on investments arising
                during the year                                $    (6,644)   $    10,078    $   (59,183)
              Income tax effect of holding gains or losses           1,945         (3,527)        20,714
              Reclassification adjustments:
                   Recognized holding losses (gains) included
                     in current year income                         24,008          7,871         (2,875)
                   Amortization of premium and discount
                     on investments                                    (52)             -              -
                   Recognized holding (losses) gains allocated
                     to other policyholder amounts
                   Income tax effect                                (8,385)        (2,755)         1,006
              Allocation of holding losses on investments
                relating to other policyholder amounts              (6,199)             -              -
              Income tax effect of allocation of holding gains
                or losses to other policyholder amounts              2,169              -              -
                                                               ------------   ------------   ------------
              Other comprehensive (loss) income                $     6,842    $    11,667    $   (40,338)
                                                               ============   ============   ============

                                     PART C
                                OTHER INFORMATION

ITEM 24.   FINANCIAL STATEMENTS AND EXHIBITS

a.         Financial Statements
           ---------------------------------------------------------------
The following financial statements of the Separate Account are included in Part B hereof:

1.   Report of Independent Auditors.

2.   Statement of Assets and Liabilities as of December 31, 2001.

3.   Statement of Operations for the year ended December 31, 2001.

4. Statements of Changes in Net Assets for the years ended December 31, 2001 and 2000.

5.   Notes to Financial Statements - December 31, 2001 and 2000.

The following financial statements of the Company are included in Part B hereof:

1.   Report of Independent Auditors.

2.   Balance Sheets as of December 31, 2001 and 2000.

3.   Statements of Income for the years ended December 31, 2001,
     2000  and 1999.

4.   Statements of Shareholder's Equity for the years ended
     December 31, 2001, 2000, and 1999.

5. Statements of Cash Flows for the years ended December 31, 2001, 2000, and 1999.

6.   Notes to Financial Statements - December 31, 2001, 2000, and 1999.

b.         Exhibits
           ---------------------------------------------------------------

     1. Resolution of Board of Directors of the Company authorizing the establishment of the Variable Account.*

     2.   Not Applicable.

     3.   Principal Underwriter's Agreement.##

     4.   (i)    Individual Flexible Purchase Payment Deferred Variable Annuity
                 Contract.+++

          (ii)   Enhanced Dollar Cost Averaging Rider+++

          (iii)  Three Month Market Entry Rider+++

          (iv)   Death Benefit Rider - (Compounded-Plus)+++

          (v)    Death Benefit Rider - (Annual Step-Up)+++

          (vi)   Guaranteed Minimum Income Benefit Rider - (Living Benefit)+++

          (vii) Additional Death Benefit Rider - (Earnings Preservation Benefit)+++

          (viii) Waiver of Withdrawal Charge for Nursing Home or Hospital Confinement Rider+++

          (ix)   Terminal Illness Rider+++

          (x)    Individual Retirement Annuity Endorsement+++

          (xi)   Roth Individual Retirement Annuity Endorsement+++

          (xii)  401 Plan Endorsement+++

          (xiii) Tax Sheltered Annuity Endorsement+++

          (xiv)  Unisex Annuity Rates Rider+++

          (xv)   Endorsement (Name Change)

     5.   Variable Annuity Application.+++

     6.   (i)    Copy of Articles of Incorporation of the Company.#

          (ii)   Copy of the Bylaws of the Company.#

     7.   Not Applicable.

     8.   (i)    Form of Fund Participation Agreement by and among AIM  Variable
                 Insurance Funds, Inc., A I M Distributors, Inc., Cova Financial
                 Services Life Insurance Company, on behalf of itself and its Separate Accounts, and Cova Life Sales Company+

          (ii) Form of Fund Participation Agreement among Cova Financial Services Life Insurance Company, Cova Life Sales Company, Alliance Capital Management LP and Alliance Fund Distributors, Inc.++

          (iii) Form of Fund Participation Agreement - American Century Variable Portfolios, Inc.***

          (iv)   Form of Fund Participation Agreement - Dreyfus***

          (v) Form of Participation Agreement among Templeton Variable Products Series Fund, Franklin Templeton Distributors, Inc. and Cova Financial Services Life Insurance Company*

          (vi) Form of Participation Agreement by and between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co. and Cova Financial Services Life Insurance Company+

          (vii) Form of Fund Participation Agreement - INVESCO Variable Investment Funds, Inc.***

          (viii) Form of Fund Participation Agreement among Investors Fund Series, Zurich Kemper Investments, Inc., Zurich Kemper Distributors, Inc. and Cova Financial Services Life Insurance Company+

          (ix) Form of Fund Participation Agreement - Scudder Variable Life Investment Fund***

          (x) Form of Participation Agreement among Liberty Variable Investment Trust, Liberty Financial Investments, Inc. and Cova Financial Services Life Insurance Company+

          (xi) Form of Fund Participation Agreement among MFS Variable Insurance Trust, Cova Financial Services Life Insurance Company and Massachusetts Financial Services Company++

          (xii) Form of Fund Participation Agreement - PIMCO Variable Insurance Trust***

          (xiii) Form of Fund Participation Agreement among Putnam Variable Trust, Putnam Mutual Funds Corp. and Cova Financial Services Life Insurance Company+

          (xiv) Participation Agreement among Variable Insurance Product Fund, Fidelity Distributors Corporation and Cova Financial Services Life Insurance Company.****

          (xv) Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Cova Financial Services Life Insurance Company.****

          (xvi) Participation Agreement among Variable Insurance Products Funds III, Fidelity Distributor Corporation and Cova Financial Services Life Insurance Company.****

          (xvii) Form of Participation Agreement between MetLife Investors USA Insurance Company and New England Zenith Fund (to be filed by amendment)

          (xviii)Form of Participation Agreement between MetLife Investors USA
                 Insurance Company and Met Investors Series Trust (to be filed by amendment)

     9.   Opinion and Consent of Counsel.

     10.  Consents of Independent Auditors.

     11.  Not Applicable.

     12.  Agreement Governing Contribution.*

     13.  Calculation of Performance Information.###

     14.  Company Organizational Chart.

     # incorporated by reference to Registrant's Form N-4 (File Nos. 333-34741 and 811-05200) electronically filed on August 29, 1997.

     + incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-34741 and 811-5200) as electronically filed on January 26, 1998.

     ++ incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 (File Nos. 333-34741 and 811-5200) as electronically filed on November 19, 1997.

     * incorporated by reference to Post-Effective Amendment No. 15 (File Nos. 33-39100 and 811-5200) as electronically filed on April 29, 1999.

     *** incorporated by reference to Registrant's Post-Effective Amendment No. 6 (File Nos. 333-34741 and 811-05200) electronically filed on May 1, 2000.
     **** incorporated by reference to Registrant's Amendment No. 26 (File Nos.
          33-39100 and 811-52001) as electronically filed on April 29, 1998.

     +++ incorporated by reference to Registrant's N-4 (File Nos. 333-50540 and 811-5200) filed electronically November 22, 2000).

     ## incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4 (File Nos. 333-50540 and 811-5200) filed electronically March 6, 2001.

     ### incorporated by reference to Registrant's Post Effective No. 2 to Form N-4 (File nos. 333-60174 and 811-3365) filed on October 5, 2001.

ITEM 25.   DIRECTORS AND OFFICERS OF THE DEPOSITOR

The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:

Name and Principal                Positions and Offices
 Business Address                 with Depositor
-------------------------------   ------------------------------------

James A. Shepherdson, III         Co-Chairman of the Board and Director
22 Corporate Plaza Drive
Newport Beach, CA 92660

Gregory P. Brakovich              Co-Chairman of the Board and Director
22 Corporate Plaza Drive
Newport Beach, CA 92660

Robert Mark Brandenberger         Executive Vice President, Chief Financial
22 Corporate Plaza Drive          Officer
Newport Beach, CA 92660

Mary Ann Brown                    Director
501 Boylston Street
Boston, MA 02116

Susan A. Buffum                   Director
334 Madison Avenue
Convent Station, NJ 07961

Michael R. Fanning                Director
501 Boylston Street
Boston, MA 02116

Phillip D. Meserve                Senior Executive Vice President and Director
22 Corporate Plaza Drive
Newport Beach, CA 92660

Richard C. Pearson                Senior Vice President, General Counsel,
22 Corporate Plaza Drive          Secretary and Director
Newport Beach, CA  92660

David Y. Rogers                   Director
501 Boylston Street
Boston, MA 02116

Peter M. Schwarz                  Director
600 Plaza II, 6-C
Jersey City, NJ 07311

Constance Doern                   Senior Vice President
4700 Westown Parkway
West Des Moines, IA 50266

Cheryl J. Finney                  Senior Vice President, Associate General
22 Corporate Plaza Drive          Counsel, Chief Compliance Counsel and
Newport Beach, CA 92660           Assistant Secretary

Anthony Panarese                  Senior Vice President
4700 Westown Parkway
West Des Moines, IA 50266

Debora L. Buffington              Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Betty Davis                       Vice President
1125 - 17th Street
Denver, CO 80202

Louis M. Weisz                    Vice President, Appointed Actuary
501 Boylston Street
Boston, MA 02116

Anthony J. Williamson             Treasurer
One Madison Avenue
New York, NY 1001

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

A company organizational chart is filed as Exhibit 14 herewith.

ITEM 27.   NUMBER OF CONTRACT OWNERS

As of March 31, 2002, there were 124 qualified contract owners and 378 non-qualified contract owners.

ITEM 28.   INDEMNIFICATION

None.

ITEM 29.   PRINCIPAL UNDERWRITERS

     (a) MetLife Investors Distribution Company is the principal underwriter for the following investment companies (other than Registrant):

   Met Investors Series Trust
   MetLife Investors Variable Annuity Account One
   MetLife Investors Variable Annuity Account Five
   MetLife Investors Variable Life Account One
   MetLife Investors Variable Life Account Five
   First MetLife Investors Variable Annuity Account One

     (b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are the officers and directors of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 22 Corporate Plaza Drive, Newport Beach, CA 92660.

Name and Principal                        Positions and Offices
 Business Address                           with Underwriter

James A. Shepherdson, III         Co-Chairman of the Board and Director
22 Corporate Plaza Drive
Newport Beach, CA 92660

Gregory P. Brakovich              Co-Chairman of the Board and Director
22 Corporate Plaza Drive
Newport Beach, CA 92660

Robert Mark Brandenberger         Executive Vice President, Chief Financial
22 Corporate Plaza Drive          Officer and Director
Newport Beach, CA 92660

Charles M. Deuth                  Executive Vice President and Director
22 Corporate Plaza Drive
Newport Beach, CA 92660

Elizabeth M. Forget               Executive Vice President and Director
One Madison Avenue
New York, NY 10010

Stephen E. Hinkhouse              Executive Vice President and Director
22 Corporate Plaza Drive
Newport Beach, CA 92660

Kenneth Jaffe                     Executive Vice President and Director
22 Corporate Plaza Drive
Newport Beach, CA 92660

Brian A. Kroll                    Director
22 Corporate Plaza Drive
Newport Beach, CA 92660

Phillip D. Meserve                Senior Executive Vice President and Director
22 Corporate Plaza Drive
Newport Beach, CA 92660

Richard C. Pearson                Executive Vice President, General Counsel,
22 Corporate Plaza Drive          Secretary and Director
Newport Beach, CA 92660

Edward Wilson                     Executive Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Paul A. LaPiana                   Executive Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660
Les Sutherland                    Executive Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Brian J. Finneran                 Senior Vice President
One Madison Avenue
New York, NY 10010

Diana Keary                       Senior Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Cheryl J. Finney                  Senior Vice President, Associate General
22 Corporate Plaza Drive          Counsel, Chief Compliance Counsel and
Newport Beach, CA 92660           Assistant Secretary

Debora L. Buffington              Vice President, Director of Compliance
22 Corporate Plaza Drive
Newport Beach, CA 92660

James R. Fitzpatrick              Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Troy W. Kennedy                   Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Paul M. Kos                       Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

William H. Palmer                 Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Deron J. Richens                  Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Paul A. Smith                     Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Paulina Vakouros                  Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Anthony J. Williamson             Treasurer
One Madison Avenue
New York, NY 10010

     (c)  Not Applicable.

ITEM 30.   LOCATION OF ACCOUNTS AND RECORDS

MetLife Annuity Operations, 4700 Westown Parkway, Bldg. 4, Suite 200, West Des Moines, IA 50266 maintains physical possession of the accounts, books or documents of the Variable Account required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder

ITEM 31.   MANAGEMENT SERVICES

Not Applicable.

ITEM 32.   UNDERTAKINGS

     a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

     b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

     d. MetLife Investors USA Insurance Company ("Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

                                 REPRESENTATIONS

     The Company hereby represents that it is relying upon a No Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

     1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

     2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

     3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

     4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Newport Beach, and State of California on this __th day of April, 2002.

                               METLIFE INVESTORS USA SEPARATE ACCOUNT A
                               (Registrant)

                          By:  METLIFE INVESTORS USA INSURANCE COMPANY

                          By:  /s/ JAMES A. SHEPHERDSON, III
                               -----------------------------------------

                               METLIFE INVESTORS USA INSURANCE COMPANY
                               Depositor

                           By: /s/ JAMES A. SHEPHERDSON, III
                               -----------------------------------------

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

/s/ JAMES A. SHEPHERDSON, III                            4-29-02
-------------------------     Co-Chairman of the Board  --------
James A. Shepherdson, III      and Director               Date

/s/ GREGORY P. BRAKOVICH      Co-Chairman of the Board   4-29-02
-------------------------      and Director             --------
Gregory P. Brakovich                                      Date

/s/ MARY ANN BROWN*           Director                   4-29-02
------------------------                                --------
Mary Ann Brown                                            Date

/s/ SUSAN A. BUFFUM*          Director                   4-29-02
------------------------                                --------
Susan A. Buffum                                           Date

/s/ MICHAEL R. FANNING*       Director                   4-29-02
------------------------                                --------
Michael R. Fanning                                        Date

/s/ PHILLIP D. MESERVE        Director                   4-29-02
------------------------                                --------
Phillip D. Meserve                                        Date

/s/ RICHARD C. PEARSON        Director                   4-29-02
------------------------                                --------
Richard C. Pearson                                        Date

/s/ DAVID Y. ROGERS*          Director                   4-29-02
------------------------                                --------
David Y. Rogers                                           Date

/s/ PETER M. SCHWARZ*         Director                   4-29-02
------------------------                                --------
Peter M. Schwarz                                          Date

                                    *By: /s/ RICHARD C. PEARSON
                                         ---------------------------------------
                                         Richard C. Pearson, Attorney-in-fact

                                INDEX TO EXHIBITS

EX-99.B9       Consent of Counsel.
EX-99.B10      Consent of Independent Auditors.
EX-99.B14      Company Organizational Chart.

ORGANIZATIONAL STRUCTURE OF METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                             AS OF DECEMBER 31, 2001

Metropolitan Life Insurance Company (Metropolitan) is a wholly-owned subsidiary of MetLife, Inc, a publicly-traded company. The following is a list of subsidiaries of Metropolitan updated as of December 31 2001. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of Metropolitan. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of such indented entity and, therefore, an indirect subsidiary of Metropolitan. Certain inactive subsidiaries have been omitted from the Metropolitan Organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.

A.   Metropolitan Property and Casualty Insurance Company (RI)

     1) Metropolitan Group Property and Casualty Insurance Company (RI)

          a) Metropolitan Reinsurance Company (U.K.) Limited (United Kingdom)

     2) Metropolitan Casualty Insurance Company (RI)

     3) Metropolitan General Insurance Company (RI)

     4) Metropolitan Direct Property and Casualty Insurance Company (GA)

     5) MetLife Auto & Home Insurance Agency, Inc. (RI)

     6) Metropolitan Lloyds, Inc. (TX)

     7) Met P&C Managing General Agency, Inc. (TX)

     8) Economy Fire & Casualty Company (RI)

          a) Economy Preferred Insurance Company (RI)

          b) Economy Premier Assurance Company (RI)

B.   MetLife General Insurance Agency, Inc. (DE)

     1) MetLife General Insurance Agency of Alabama, Inc. (AL)

     2) MetLife General Insurance Agency of Kentucky, Inc. (KY)

     3) MetLife General Insurance Agency of Mississippi, Inc. (MS)

     4) MetLife General Insurance Agency of Texas, Inc. (TX)

     5) MetLife General Insurance Agency of North Carolina, Inc. (NC)

     6) MetLife General Insurance Agency of Massachusetts, Inc. (MA)

C.   Metropolitan Asset Management Corporation (DE)

     1) MetLife Capital, Limited Partnership (DE). Partnership interests in MetLife Capital, Limited Partnership are held by Metropolitan Life Insurance Company (90%) and General Partnership by Metropolitan Asset Management Corporation (10%).

     2) MetLife Capital Credit L.P. (DE). Partnership interests in MetLife Capital Credit L.P. are held by Metropolitan Life Insurance Company (90%) and General Partnership by Metropolitan Asset Management Corporation (10%).

          a) MetLife Capital CFLI Holdings, LLC (DE)

               i) MetLife Capital CFLI Leasing, LLC (DE)

     3) MetLife Financial Acceptance Corporation (DE). Metropolitan Asset Management Corporation holds 100% of the voting preferred stock of MetLife Financial Acceptance Corporation. Metropolitan Property and Casualty Insurance Company holds 100% of the non-voting common stock of MetLife Financial Acceptance Corporation.

     4) MetLife Investments Limited (United Kingdom). 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

     5) MetLife Investments Asia Limited (Hong Kong). One share of MetLife Investments Asia Limited is held by W&C Services, Inc., a nominee of Metropolitan Asset Management Corporation.

     6) MetLife Investments, S.A. (Argentina) 23rd Street Investment, Inc. holds one share of MetLife Investments, S.A.

D.   SSRM Holdings, Inc. (DE)

     1) State Street Research & Management Company (DE) is the sub-investment manager for the State Street Research Aggressive Growth Portfolio, State Street Research Diversified Portfolio, State Street Research Growth Portfolio, State Street Research Income Portfolio and State Street Research Aurora Small Cap Value Portfolio of Metropolitan Series Fund, Inc.

          a) State Street Research Investment Services, Inc. (MA)

     2) SSR Realty Advisors, Inc. (DE)

          a) Metric Management Inc. (DE)

          b) Metric Property Management, Inc. (DE)

          c) Metric Realty (DE). SSR Realty Advisors, Inc. and Metric Property Management, Inc. each hold 50% of the common stock of Metric Realty.

          d) Metric Capital Corporation (CA)

          e) Metric Assignor, Inc. (CA)

          f) SSR AV, Inc. (DE)

          g) SSR Development Partners LLC (DE)

E.   Metropolitan Tower Realty Company, Inc. (DE)

F.   MetLife Investors Group, Inc. (DE)

     1) MetLife Investors USA Insurance Company (DE)

     2) Security First Insurance Agency, Inc. (Massachusetts) (MA)

     3) Security First Insurance Agency, Inc. (Nevada) (NV)

     4) MetLife Investors Group of Ohio, Inc. (OH)

     5) MetLife Investors Distribution Company (DE)

     6) Met Investors Advisory Corp. (DE)

     7) Security First Financial Agency, Inc. (TX)

G.   MetLife CC Holding Company (DE)

H.   VirtualFinances.com, Inc. (DE)

I.   Metropolitan Tower Life Insurance Company (DE)

J.   MetLife Security Insurance Company of Louisiana (LA)

K.   Texas Life Insurance Company (TX)

     1) Texas Life Agency Services, Inc. (TX)

     2) Texas Life Agency Services of Kansas, Inc. (KS)

L.   MetLife Securities, Inc. (DE)

M.   23rd Street Investments, Inc. (DE)

     1) Mezzanine Investment Limited Partnership-BDR (DE). Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-BDR. 23rd Street Investments, Inc. is a 1% general partner.

     2) Mezzanine Investment Limited Partnership-LG (DE). 23rd Street Investments, Inc. is a 1% general partner of Mezzanine Investment Limited Partnership-LG. Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-LG.

          a) Coating Technologies International, Inc (DE).

N. Santander Met, S.A. (Spain). Shares of Santander Met, S.A. are held by Metropolitan (50%) and by an entity (50%) unaffiliated with Metropolitan.

     1) Seguros Genesis, S.A. (Spain)

     2) Genesis Seguros Generales, Sociedad Anomina de Seguros y Reaseguros (Spain)

O.   Metropolitan Life Seguros de Vida S.A. (Uruguay)

     1) Jefferson Pilot Omega Seguros de Vida S.A (Uruguay)

P.   MetLife Holdings Luxembourg S.A. (Luxembourg)

Q.   Metropolitan Life Holdings, Netherlands BV (Netherlands)

R.   MetLife International Holdings, Inc. (DE)

     1) MetLife Insurance Company of the Philippines, Inc. (Philippines)

     2) Natiloportem Holdings, Inc. (DE)

          a) Servicios Administrativos Gen, S.A. de C.V.

          b) Metropolitan Insurance Services Limited. (United Kingdom) 50% of the shares is held by Metropolitan Life Insurance Company.

          c) Metropolitan Company Limited (Isle of Man)

          d) European Marketing Services S.r.l.- 95% of the shares is held by Natiloportem Holdings and 5% by MetLife International Holdings, Inc.

     3) Metropolitan Life Insurance Company of Hong Kong Limited (Hong Kong)

     4) Metropolitan Life Seguros de Retiro, S.A.

     5) Metropolitan Life Seguros de Vida S.A. (Argentina)

          a) Met AFJP S.A. (Argentina). Shares of Met AFJP S.A. are held by Metropolitan Life Seguros de Retiro S.A. (5%) and by Metropolitan Life Seguros de Vida S.A. (95%).

     6) MetLife India Insurance Company Private Limited (India) -- is owned 26% by MetLife International Holdings, Inc. and 74% by third parties.

     7) MetLife Services Company Czechia, s.r.o. (Czech Republic) 10% of its shares is owned by Natiloportem Holdings, Inc.

     8)  Metropolitan Life Ubezpieczen na Zycie S.A. (Poland)

     9)  MetLife Saengmyoung Insurance Company Ltd. (Korea)

     10) Metropolitan Life Seguros E Previdencia Privada S.A. (Brazil)

          a) Seguradora America do Sul S.A. (Brazil) 99.89% is owned by Metropolitan Life Seguros E Previdencia Privado S.A.

S.   Metropolitan Marine Way Investments Limited (Canada)

T. P.T. MetLife Sejahtera (Indonesia) Shares of P.T. MetLife Sejahtera are held by Metropolitan (94.3%) and by an entity (5.7%) unaffiliated with Metropolitan.

U. Seguros Genesis S.A. (Mexico) Metropolitan holds 93.58%, and Metropolitan Asset Management Corporation holds 3.19%.

V.   Hyatt Legal Plans, Inc. (DE)

     1) Hyatt Legal Plans of Florida, Inc. (FL)

W.   One Madison Merchandising L.L.C. (CT)

X.   Metropolitan Realty Management, Inc. (DE)

     1) Edison Supply and Distribution, Inc. (DE)

     2) Cross & Brown Company (NY)

          a) CBNJ, Inc. (NJ)

Y.   MetPark Funding, Inc. (DE)

Z.   Transmountain Land & Livestock Company (MT)

AA.  MetLife Trust Company, National Association (United States)

AB.  Benefit Services Corporation (GA)

AC.  GA Holding Corp. (MA)

AD.  CRH Co., Inc. (MA)

AE.  334 Madison Euro Investments, Inc. (DE)

     1) Park Twenty Three Investments Company (United Kingdom) 1% Voting Control of Park Twenty Three Investment Company is held by St. James Fleet Investments Two Limited.

          a) Convent Station Euro Investments Four Company (United Kingdom) 1% voting control of Convent Station Euro Investments Four Company (United Kingdom) is held by 334 Madison Euro Investments, Inc. as nominee for Park Twenty Three Investments Company.

AF.  L/C Development Corporation (CA)

AG. One Madison Investments (Cayco) Limited (Cayman Islands). 1% Voting Control of One Madison Investment (Cayco) Limited is held by Convent Station Euro Investments Four Company.

AH. New England Portfolio Advisors, Inc. (MA) A.D. CRB Co., Inc. (MA). (AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares of CRB Co., Inc. AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB Co., Inc.)

AI. St. James Fleet Investments Two Limited (Cayman Islands). Metropolitan Life Insurance Company owns 34% of St. James Fleet Investments Two Limited.

AJ.  MetLife New England Holdings, Inc. (DE)

     1) Fulcrum Financial Advisors, Inc. (MA)

     2) New England Life Insurance Company (MA)

          a) New England Life Holdings, Inc. (DE)

               i) New England Securities Corporation (MA)

                    (1) Hereford Insurance Agency, Inc. (MA)

                    (2) Hereford Insurance Agency of Alabama, Inc. (AL)

                    (3) Hereford Insurance Agency of Hawaii, Inc. (HI)

               ii) N.L. Holding Corp. (DEL) (NY)

                    (1) Nathan & Lewis Securities, Inc. (NY)

                    (2) Nathan & Lewis Associates, Inc. (NY)

                         (a) Nathan and Lewis Insurance Agency of Massachusetts,
                             Inc. (MA)

                        (b) Nathan and Lewis Associates of Texas, Inc. (TX)

     (3) Nathan & Lewis Associates-Arizona, Inc. (AZ)

     (4) Nathan & Lewis of Nevada, Inc. (NV)

          iii) MetLife Advisers, LLC (MA)

               b) Omega Reinsurance Corporation (AZ)

               c) New England Pension and Annuity Company (DE)

               d) Newbury Insurance Company, Limited (Bermuda)

AK.  GenAmerica Financial Corporation (MO)

     1) General American Life Insurance Company (MO)

          a) Paragon Life Insurance Company (MO)

          b) Security Equity Life Insurance Company (NY)

          c) Cova Corporation (MO)

               i)   MetLife Investors Insurance Company (MO)

                    (1) MetLife Investors Insurance Company of California (CA)

                    (2) First MetLife Investors Insurance Company (NY)

               ii)  Cova Life Management Company (DE)

                    (1) Cova Life Administration Services Company (IL)

                         d) General Life Insurance Company (TX)

                         e) Equity Intermediary Company (MO)

               i) Reinsurance Group of America, Incorporated. (MO) 9.6% of the voting shares of Reinsurance Group of America, Incorporated is held directly by Metropolitan Life Insurance Company. 48.9% is held by Equity Intermediary Company.

     (1) Reinsurance Company of Missouri Incorporated (MO)

          (a) RGA Reinsurance Company (MO)

               (i) Fairfield Management Group, Inc. (MO)

               1. Reinsurance Partners, Inc. (MO)

               2. Great Rivers Reinsurance Management, Inc. (MO)

               3. RGA (U.K.) Underwriting Agency Limited (United Kingdom)

     (2) Triad Re, Ltd. (Barbados) Reinsurance Group of America, Incorporated owns 100% of the preferred stock of Triad RE, Ltd. and 67% of the common stock.

     (3) RGA Americas Reinsurance Company, Ltd. (Barbados)

     (4) RGA Reinsurance Company (Barbados) Ltd. (Barbados)

          (a) RGA Financial Group, L.L.C. (DE) 80% of RGA Financial Group, L.L.C. is owned by RGA Reinsurance Company (Barbados) Ltd. RGA Reinsurance Company owns 20% of RGA Financial Group, L.L.C.

     (5) RGA International Ltd. (CBCA) (Canada)

          (a)  RGA Canada Management Inc. (CBCA) Canada)

               (i)  RGA Life Reinsurance Company of Canada Limited (CBCA)
                    (Canada)

     (6) RGA Holdings Limited (United Kingdom)

          (a) RGA UK Services Limited (United Kingdom)

          (b) RGA Capital Limited U.K. (United Kingdom)

          (c) RGA Reinsurance (UK) Limited (United Kingdom)

     (7) RGA South African Holdings (Pty) Ltd. (South Africa)

          (a) RGA Reinsurance Company of South Africa Limited (South Africa)

     (8) RGA Australian Holdings Pty Limited (Australia)

          (a) RGA Reinsurance Company of Australia Limited (Australia)

     (9) General American Argentina Seguros de Vida, S.A. (Argentina)

     (10) RGA Argentina, S.A. (Argentina)

     (11) Regal Atlantic Company (Bermuda) Ltd. (Bermuda)

     (12) Malaysia Life Reinsurance Group Berhad. (Malaysia) Reinsurance Group of America, Incorporated owns 30% of Malaysia Life Reinsurance Group Berhad.

     (13) RGA Sigma Reinsurance SPC (Cayman Islands)

     (14) RGA International Co. (Nova Scotia)

          (a) RGA Financial Products Limited (Canada)

               f)   GenAm Holding Company (DE)

                    i)   Krisman, Inc. (MO)

                    ii) Genelco de Mexico S.A. de C.V. (Mexico) 99% of the shares of Genelco de Mexico S.A. de C.V. are held by Krisman, Inc. and 1% is held by General American Life Insurance Company.

                    iii) White Oak Royalty Company (OK)

                    iv)  GM Marketing Incorporated (MO)

               g)   John S. McSwaney & Associates, Inc. (ND)

               h) GenAmerica Management Corporation (MO) 22.5% of the voting shares of the GenAmerica Management Corporation are owned by General American Life Insurance Company and 10% of the voting shares of the GenAmerica Management Corporation are owned by A.G. Edwards. 67% of the common stock is owned by GenAmerica Financial Corporation.

     2) Collaborative Strategies, Inc. (MO)

     3) Missouri Reinsurance (Barbados) Inc. (Barbados)

     4) GenAmerica Capital I (DE)

     5) Walnut Street Securities, Inc. (MO)

          a) WSS Insurance Agency of Alabama, Inc. (AL)

          b) WSS Insurance Agency of Massachusetts, Inc. (MA)

          c) WSS Insurance Agency of Nevada, Inc. (NV)

          d) WSS Insurance Agency of Ohio, Inc. (OH)

          e) WSS Insurance Agency of Texas, Inc. (TX)

          f) Walnut Street Advisers, Inc. (MO)

     6) General American Distributors, Inc. (MO)

AL. MetLife Central European Services Spolka z Organiczona odpowiedzialmoscia (Poland)

AM.  MetLife (India) Private Ltd. (India)

AN.  Tossle Company (Cayman Islands)

AO.  MetDent, Inc. (DE)

AP.  334 Madison Avenue BTP-D Investor, LLC (DE)

AQ.  334 Madison Avenue BTP-E Investor, LLC (DE)

AR.  MetLife Holdings, Inc. (DE)

     1) MetLife Credit Corp. (DE)

     2) MetLife Funding Inc. (DE)

The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

In addition to the entities shown on the organizational chart, Metropolitan (or where indicated, a subsidiary) also owns interests in the following entities:

1) Metropolitan Structures is a general partnership in which Metropolitan owns a 50% interest.

2) Metropolitan owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

3) Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

4) Metropolitan indirectly owns 100% of the non-voting preferred stock of Nathan and Lewis Associates Ohio, Incorporated, an insurance agency. 100% of the voting common stock of this company is held by an individual who has agreed to vote such shares at the direction of N.L. HOLDING CORP. (DEL), an indirect wholly owned subsidiary of Metropolitan.

5) 100% of the capital stock of Hereford Insurance Agency of Oklahoma, Inc. is owned by an officer. New England Life Insurance Company controls the issuance of additional stock and has certain rights to purchase such officer's shares.

6) 100% of the capital stock of Fairfield Insurance Agency of Texas, Inc. is owned by an officer. New England Life Insurance Company controls the issuance of additional stock and has certain rights to purchase such officer's shares.

7) Mezzanine Investment Limited Partnerships (MILPs), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly owned subsidiary of Metropolitan serves as the general partner of the limited partnerships and Metropolitan directly owns a 99% limited partnership interest in each MILP. The MILPs have various ownership and/or debt interests in certain companies. The various MILPs own, directly or indirectly, 100% of the voting stock of the following:
     Coating Technologies International, Inc.

NOTE: THE METROPOLITAN LIFE ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE JOINT VENTURES AND PARTNERSHIPS OF WHICH METROPOLITAN LIFE AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBSIDIARIES HAVE ALSO BEEN OMITTED.